UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23165

CION ARES DIVERSIFIED CREDIT FUND

(Exact name of registrant as specified in charter)

100 PARK AVENUE

25TH FLOOR

NEW YORK, NEW YORK 10017

(Address of principal executive offices)(Zip code)

Eric A. Pinero 100 Park Avenue, 25th Floor New York, New York 10017 (Name and Address of Agent for Service)
Copy to:
Michael A. Reisner Mark Gatto CION Ares Diversified Credit Fund 100 Park Avenue, 25th Floor New York, New York 10017		Jay Spinola, Esq. Michael A. DeNiro, Esq. Willkie Farr & Gallagher LLP 787 Seventh Avenue New York, NY 10019

Registrant’s telephone number, including area code: (646) 845-2577

Date of fiscal year end: December 31

Date of reporting period: January 1, 2024 - June 30, 2024

Item 1. Report to Stockholders.

(a)

CION INVESTMENTS | ARES

CION Ares Diversified Credit Fund

SEMI-ANNUAL REPORT

JUNE 30, 2024

CION Ares Diversified Credit Fund

Semi Annual Report 2024

CION Ares Diversified Credit Fund

Letter to Shareholders

June 30, 2024

Fellow Shareholders,

We are pleased to present the semi-annual report for the CION Ares Diversified Credit Fund (the “Fund” or “CADC”), for the period ending June 30, 2024. The Fund has continued to experience steady asset growth, with total managed assets reaching approximately $5.2 billion as of June 30, 2024. The Fund returned +5.21%1 over the year-to-date period, benefitting from elevated base rates, stable credit fundamentals within the portfolio and tactical asset allocation. As of period-end, the Fund had exposure to over 700 investments, diversified across 24 unique industries. Secured debt instruments accounted for 89%2 of the Fund and 66%3 of the portfolio was deployed in investments directly originated by investment groups within the Ares Management Corporation (“Ares”) platform. The Fund’s distribution rate was stable during the period, ending June 30 at 9.18%4. CADC’s relative value approach across liquid and illiquid credit sectors enabled the portfolio to capitalize on market opportunities across global credit markets during the period, while maintaining steady distributions of income and preserving shareholder capital.

Investment Philosophy and Process

The Fund employs a dynamic asset allocation framework that seeks to offer enhanced yield and downside risk mitigation, while enabling the Fund’s investment advisor, CION Ares Management, LLC (“CION Ares Management,” “CAM” or the “Advisor”) and the Fund’s investment sub-advisor, Ares Capital Management II LLC (the “Sub-Advisor”), an affiliate of Ares, to respond to changing market conditions. We believe the Fund’s differentiated, diversified portfolio of directly originated and liquid investments can provide superior risk-adjusted returns for our shareholders. Active management across a broad spectrum of credit asset classes, including direct lending in the United States and Europe, high yield bonds, leveraged loans, structured credit, real estate debt, and other credit instruments provides the opportunity to generate attractive risk-adjusted returns by capturing the best relative value.

The Fund’s investment process is rigorous and incorporates both top-down and bottom-up factors. The Advisor leverages the resources of the Sub-Advisor to conduct ongoing proprietary analysis at the asset-class level, comparing current market conditions with historical and industry-level precedents to examine the rate environment, correlation to public markets, and local/regional risks. This information is brought before the Advisor’s allocation committee, where senior members overseeing each of the underlying asset classes share their observations with the Fund’s portfolio managers.

Investment Environment

Markets began the year on strong footing due to continued macroeconomic stability and resilient corporate fundamentals, which offset moderating interest rate expectations. The macro environment was supported by strong labor conditions and manufacturing data that steadily moved from contractionary to expansionary levels. While inflation was firmer than expected in the first quarter, recent trends have been more temperate and thus constructive of the path toward the Federal Reserve (the “Fed”) achieving its 2% target. While the Fed has maintained rates at elevated levels, there is growing speculation that the central bank will lower rates later this year, though many question whether the central bank will take action in the middle of an election cycle.

Stable macroeconomic conditions have contributed to positive returns across equity and credit markets. Public equities have returned +15.29%5 for the year-to-date period due to sound corporate earnings, artificial intelligence fervor and expectations of lower interest rates. Within credit, dispersion among credit sectors has been elevated as investors continue to capitalize on the “higher for longer” rate environment. Syndicated loans have benefitted from a strong demand technical and returned +4.44%6 over the trailing 6 months. Conversely, high yield bonds have returned 2.62%7 for the period as demand has been less robust while treasury rate volatility has been elevated. Emblematic of investor focus on yield, both credit sectors outperformed traditional fixed income, which returned -0.71%8 over the same period.

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CION Ares Diversified Credit Fund

Letter to Shareholders (continued)

June 30, 2024

A number of common themes have unfolded within leveraged credit markets year-to-date. Despite headlines suggesting the contrary, default conditions have remained benign with syndicated loan and high yield bond default rates remaining below their respective averages throughout the period, at 3.10% and 1.79%9 respectively. Regarding technicals, increased certainty about the go-forward path of rates has lead to a significant uptick in bank lending. Syndicated loan volumes have nearly doubled all of 2023’s issuance in just the first six months of 2024, and high yield bond issuance is up 76% year- over-year10 as banks and companies become increasingly comfortable with the interest rate environment. Within private credit, deployment has accelerated as private equity sponsors have also gained comfort with the interest rate environment, driving increased M&A volumes in recent months. Market conditions have become increasingly competitive alongside the pickup in activity, underscoring the importance of incumbency and a scaled origination network. Corporate fundamentals remained firm, with companies reporting positive EBITDA and revenue growth, and debt service metrics showing signs of improvement relative to prior periods.

Specific to CADC, the Fund continues to maintain a stable income profile with an attractive 10.64% current yield11 and 9.18% distribution rate4. We are excited about the opportunities that lie ahead in the global credit markets and continue to actively participate in corporate and asset-backed direct lending opportunities, while seeking to take advantage of pockets of volatility within the liquid credit markets. While the Fund maintains a core allocation to directly originated assets, we continue to utilize the depth and breadth of Ares’ investment capabilities to identify pockets of relative value across traded segments of the market, such as high yield bonds, syndicated loans and CLO securities. We continue to closely monitor macroeconomic and idiosyncratic conditions, proactively manage exposures, and identify relative value opportunities created by shifts in sentiment on macro data releases, corporate fundamental trends and geopolitical events.

Summary

While conditions remain sound, credit dispersion is increasing and we expect bouts of market volatility to surface moving forward as the market reacts to macro headlines, central bank activity and a generally volatile geopolitical environment. We remain focused on downside protection and asset selectivity, with a bias towards direct lending in the U.S. and Europe while dynamically allocating across liquid and alternative credit markets as attractive relative value opportunities appear. We are pleased with the ongoing construction of the Fund’s diversified portfolio, and we believe the Fund is well positioned to find compelling opportunities in an unpredictable market environment given our emphasis on senior secured, floating rate, directly originated assets in defensive, non-cyclical, service-based sectors. We believe Ares’ scaled platform, tenured experience and cycle-tested investment process will allow the Fund to successfully navigate the evolving market environment.

We thank you for your investment in and continued support of the CION Ares Diversified Credit Fund.

Sincerely,

/s/ Mitch Goldstein	/s/ Greg Margolies	/s/ Michael Smith
Mitch Goldstein	Greg Margolies	Michael Smith
Portfolio Manager	Portfolio Manager	Portfolio Manager
CION Ares Diversified Credit Fund	CION Ares Diversified Credit Fund	CION Ares Diversified Credit Fund

Views expressed are those of CION Ares Management as of the date of this communication, are subject to change at any time, and may differ from the views of other portfolio managers or of Ares as a whole. Although these views are not intended to be a forecast of future events, a guarantee of future results, or investment advice, any forward-looking statements are not reliable indicators of future events and no guarantee is given that such activities will occur as expected or at all. Information contained herein has been obtained from sources believed to be reliable, but the accuracy and completeness of the information cannot be guaranteed. CION Ares Management does not undertake any obligation to publicly update or review any forward-looking information, whether as a result of new information, future developments or otherwise, except as required by law. All investments involve risk, including possible loss of principal. Past performance is not indicative of future results.

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CION Ares Diversified Credit Fund

Letter to Shareholders (continued)

June 30, 2024

CION Securities, LLC (“CSL”) is the wholesale marketing agent for the Fund, advised by CION Ares Management and distributed by ALPS Distributors, Inc (“ADI”). CSL, member FINRA, and CAM are not affiliated with ADI, member FINRA. Certain Ares fund securities may be offered through its affiliate, Ares Management Capital Markets LLC, a broker-dealer registered with the SEC, and a member of FINRA and SIPC.

[1]	Past performance is not indicative of future results. Performance shown here is the I-Share Class. The I-Share was incepted on July 12, 2017. Returns include reinvestment of distributions and reflect fund expenses inclusive of recoupment of previously provided expense support. The expense ratio is 4.17% as of June 30, 2024 excluding interest expense. Expense ratios are annualized and calculated as a percentage of estimated average net assets. Share values will fluctuate, therefore if repurchased, they may be worth more or less than their original cost.

[2]	Secured Debt includes First and Second Lien assets, Structured Credit Debt, Structured Credit Equity. Excludes Cash.

[3]	Includes U.S. Direct Lending, European Direct Lending, Alternative Credit, Real Estate Debt and Opportunistic investments. Excludes cash.

[4]	The current distribution rate is expressed as a percentage equal to the projected annualized distribution amount (which is calculated by annualizing the current daily cash distribution per share without compounding), divided by the relevant net asset value per share. A portion of distributions may be a direct result of expense support payments provided by CION Ares Management, which are subject to repayment by CADC within three years. The purpose of this arrangement is to ensure that CADC bears an appropriate level of expenses. Any such distributions may not be entirely based on investment performance and can only be sustained if positive investment performance is achieved in future periods and/or CAM continues to make such expense support payments. Future repayments will reduce cash otherwise potentially available for distributions. There can be no assurance that such performance will be achieved in order to sustain these distributions. CAM has no obligation to provide expense support payments in future periods.

[5]	Proxy: S&P 500 Index. Please refer to Index Definitions for index definitions.

[6]	Proxy: Credit Suisse Leveraged Loan Index. Please refer to Index Definitions for index definitions.

[7]	Proxy: ICE BofA US High Yield Index. Please refer to Index Definitions for index definitions.

[8]	Proxy: Bloomberg Aggregate Bond Index. Please refer to Index Definitions for index definitions.

[9]	Source: JP Morgan Default Monitor. As of June 30, 2024.

[10]	Source: JP Morgan Market Monitor. As of June 30, 2024.

[11]	CADC’s current yield does not represent a return to investors.

Index Definitions

The Bloomberg Aggregate Bond Index measures the performance of the U.S. investment grade bond market. The index invests in a wide spectrum of public, investment-grade, taxable, fixed income securities in the United States — including government, corporate, and international dollar-denominated bonds, as well as mortgage-backed and asset-backed securities, all with maturities of more than 1 year. To be included in the index, bonds must be rated investment grade (at least Baa3/BBB) by Moody’s and S&P. Inception date: January 1, 1976.

The Standard & Poor’s 500 Index, often abbreviated as the S&P 500, or just “the S&P”, is an American stock market index based on the market capitalizations of 500 large companies having common stock listed on the NYSE or NASDAQ. The index components and their weightings are determined by S&P Dow Jones Indices.

The Credit Suisse Leveraged Loan Index is designed to mirror the investable universe of the US dollar-denominated leveraged loan market. The index inception is January 1992. The index frequency is daily, weekly and monthly. New loans are added to the index on their effective date if they qualify according to the following criteria: 1) Loan facilities must be rated “5B” or lower. That is, the highest Moody’s/S&P ratings are Baa1/BB+ or Ba1/BBB+. For unrated loans, the initial spread must be 125 basis points or higher above the benchmark reference reset rate. 2) Only fully-funded term loan facilities are included. 3) The tenor must be at least one year. 4) Issuers must be domiciled in developed countries; issuers from developing countries are excluded.

The ICE BofA US High Yield Index tracks the performance of US dollar denominated below investment grade corporate debt publicly issued in the US domestic market. Qualifying securities must have a below investment grade rating (based on an average of Moody’s, S&P and Fitch), at least 18 months to final maturity at the time of issuance, at least one year remaining term to final maturity as of the rebalancing date, a fixed coupon schedule and a minimum amount outstanding of $100 million. Index constituents are capitalization-weighted based on their current amount outstanding times the market price plus accrued interest. Accrued interest is calculated assuming next-day settlement. Cash flows from bond payments that are received during the month are retained in the index until the end of the month and then are removed as part of the rebalancing. Cash does not earn any reinvestment income while it is held in the index. The index is rebalanced on the last calendar day of the month, based on information available up to and including the third business day before the last business day of the month. No changes are made to constituent holdings other than on month end rebalancing dates. Inception date: August 31, 1986.

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CION Ares Diversified Credit Fund

Fund Fact Sheet — As of June 30, 2024

CLASS A CADEX | CLASS C CADCX | CLASS I CADUX | CLASS L CADWX

CLASS U CADZX | CLASS U2 CADSX | CLASS W CADFX

FUND OVERVIEW

CION Ares Diversified Credit Fund (CADC) is a diversified, unlisted closed-end management investment company registered under the 1940 Act as an interval fund. The Fund will seek to capitalize on market inefficiencies and relative value opportunities by dynamically allocating a portfolio of directly originated loans, secured floating and fixed rate syndicated loans, corporate bonds, asset-backed securities, commercial real estate loans and other types of credit instruments which, under normal circumstances, will represent at least 80% of the Fund’s assets.

Excludes cash, other net assets and equity instruments.

KEY FACTS

TOTAL MANAGED ASSETS*	$5.2B
TOTAL ISSUES	757
DISTRIBUTIONS[1]	Monthly

		CURRENT
		DISTRIBUTION	STANDARD	SHARPE RATIO[4]
SHARE CLASS	INCEPTION	RATE[2]	DEVIATION[3]	(ANNUALIZED)
CLASS A	1/26/2017	8.94%	3.74%	1.04
CLASS C	7/12/2017	8.19%	3.73%	0.98
CLASS I	7/12/2017	9.18%	3.76%	1.10
CLASS L	11/2/2017	8.69%	3.81%	0.98
CLASS U	7/25/2019	8.44%	4.25%	0.83
CLASS U-2	4/13/2020	8.44%	2.96%	2.50
CLASS W	12/4/2018	8.69%	4.08%	1.01

Top 10 Holdings* % of Portfolio

Global Medical Response	1.0%
Citrix	1.0%
Kaseya	0.9%
Mimecast	0.9%
Central Security Group	0.9%
Nielsen	0.8%
Mavis Tire & Express Oil	0.8%
High Street Insurance Partners	0.8%
Equinox Fitness Clubs	0.8%
Ardonagh Packaging	0.8%

Allocation by Industry* % of Portfolio

Software and Services	20.9%
Health Care Equipment and Services	9.3%
Financial Services	8.5%
Commercial and Professional Services	8.5%
Capital Goods	7.7%
Insurance	7.2%
Consumer Services	6.2%
Structured Products	6.0%
Other	25.6%
Cash	0.0%

*	Holdings and allocations, unless otherwise indicated, are based on the total managed assets and subject to change without notice. Total managed assets is defined as the total assets (including any assets attributable to financial leverage) minus accrued liabilities (other than debt representing financial leverage). Data shown is for informational purposes only and not a recommendation to buy or sell any security.

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CION Ares Diversified Credit Fund

Fund Fact Sheet — As of June 30, 2024 (continued)

CLASS A CADEX | CLASS C CADCX | CLASS I CADUX | CLASS L CADWX

CLASS U CADZX | CLASS U2 CADSX | CLASS W CADFX

MANAGEMENT TEAM

●	Mitch Goldstein, Co-Head of Ares Credit Group | 28 Years of Experience

●	Greg Margolies, Partner, Ares Management | 35 Years of Experience

●	Michael Smith, Co-Head of Ares Credit Group | 28 Years of Experience

●	CADC’s allocation committee consists of an additional 13 members, averaging nearly 25 years of experience.

ABOUT CION INVESTMENTS

CION Investments is a leading manager of investment solutions designed to redefine the way individual investors can build their portfolios and help meet their long-term investment goals. With more than 30 years of experience in the alternative asset management industry, CION strives to level the playing field. CION currently manages CION Investment Corporation, a leading BDC, and sponsors, through CION Ares Management, CION Ares Diversified Credit Fund, a globally diversified interval fund.

ABOUT ARES MANAGEMENT

Ares Management Corporation (NYSE: ARES) is a leading global alternative investment manager offering clients complementary primary and secondary investment solutions across the credit, private equity, real estate and infrastructure asset classes. Ares Management Corporation seeks to provide flexible capital to support businesses and create value for its stakeholders and within its communities. By collaborating across its investment groups, Ares Management Corporation aims to generate consistent and attractive investment returns throughout market cycles. As of March 31, 2024, Ares Management Corporation’s global platform had approximately $428 billion of assets under management, with over 2,500 employees operating across North America, Europe, Asia Pacific and the Middle East. For more information, please visit www.aresmgmt.com.

RISK DISCLOSURES & GLOSSARY

Risks and limitations include, but are not limited to, the following: investment instruments may be susceptible to economic downturns; most of the underlying credit instruments are rated below investment grade and considered speculative; there is no guarantee all shares can be repurchased; the Fund’s business and operations may be impacted by fluctuations in the capital markets; the Fund is a diversified, closed-end investment company with limited operating history; diversification does not eliminate the risk of investment losses.

[1]	Monthly Distributions — There is no assurance monthly distributions paid by the fund will be maintained at the targeted level or paid at all.

[2]	Current Distribution Rate — Current distribution rate is expressed as a percentage equal to the projected annualized distribution amount (which is calculated by annualizing the current cash distribution per share without compounding), divided by the net asset value. The current distribution rate shown may be rounded.

[3]	Standard Deviation — a widely used measure of an investment’s performance volatility. Standard deviation shows how much variation from the mean exists with a larger number indicating the data points are more spread out over a larger range of values. Figures shown here are based on non-loaded daily NAV total returns utilizing data since inception.

[4]	Sharpe Ratio — a risk-adjusted measure that measures reward per unit of risk. The higher the Sharpe Ratio, the better. The numerator is the difference between a portfolio’s return and the return of a risk-free instrument. The denominator is the portfolio’s standard deviation. Figures shown here are based on non-loaded daily NAV total returns utilizing data since inception.

A portion of distributions may be a direct result of expense support payments provided by CION Ares Management, LLC (CAM), which are subject to repayment by CADC within three years. The purpose of this arrangement is to ensure that CADC bears an appropriate level of expenses. Any such distributions may not be entirely based on investment performance and can only be sustained if positive investment performance is achieved in future periods and/or CAM continues to make such expense support payments. Future repayments will reduce cash otherwise potentially available for distributions. There can be no assurance that such performance will be achieved in order to sustain these distributions. CAM has no obligation to provide expense support payments in future periods.

CADC may fund distributions from unlimited amounts of offering proceeds or borrowings, which may constitute a return of capital, as well as net income from operations, capital and non-capital gains from the sale of assets, dividends or distributions from equity investments and expense support payments from CAM, which are subject to repayment. For the year ending December 31, 2023, distributions were paid from taxable income and did not include a return of capital for tax purposes. If expense support payments from CAM were not provided, some or all of the distributions may have been a return of capital which would reduce the available capital for investment. The sources of distributions may vary periodically. Please refer to the semi-annual or annual reports filed with the SEC for the sources of distributions.

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CION Ares Diversified Credit Fund

Consolidated Schedule of Investments

June 30, 2024 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d)

				Maturity	Acquisition		Principal	Fair		% of Net
Company	Country(a)	Investment	Interest	Date	Date	Shares	Amount(a)	Value(a)		Assets

Automobiles and Components
Automotive Keys Group, LLC		1st Lien Term Loan	11.98% (3M SOFR +6.50%)	11/06/2025			$1,845	$1,771	(e)(f)
Clarios Global LP		1st Lien Term Loan	8.34% (1M SOFR +3.00%)	05/06/2030			7,817	7,827
Collision SP Subco, LLC		1st Lien Revolving Loan	10.83% (3M SOFR +5.50%)	01/29/2030			11	11	(e)(h)
Collision SP Subco, LLC		1st Lien Term Loan	10.83% (3M SOFR +5.50%)	01/29/2030			746	731	(e)
Collision SP Subco, LLC		1st Lien Delay Draw Term Loan	10.74% (6M SOFR + 5.50%)	01/29/2030			34	34	(e)(h)
Continental Acquisition Holdings, Inc.		1st Lien Revolving Loan	9.18% (1M SOFR +3.75%)	01/20/2026			1	1	(e)(h)
Continental Acquisition Holdings, Inc.		1st Lien Term Loan	12.48% (3M SOFR +7.00%)	01/20/2027			6,041	4,772	(e)(f)(g)
Continental Acquisition Holdings, Inc.		1st Lien Delay Draw Term Loan	12.48% (3M SOFR +7.00%)	01/20/2027			1,467	1,159	(e)(f)(g)
Highline Aftermarket Acquisition, LLC		1st Lien Revolving Loan		11/10/2025			—	—	(e)(h)
Highline Aftermarket Acquisition, LLC		2nd Lien Term Loan	13.48% (3M SOFR +8.00%)	11/09/2028			5,942	5,943	(e)(f)
Highline Aftermarket Acquisition, LLC		2nd Lien Delay Draw Term Loan	13.48% (3M SOFR +8.00%)	11/09/2028			4,209	4,209	(e)
New Churchill Holdco LLC		1st Lien Revolving Loan	10.77% (6M SOFR +5.50%)	11/09/2029			15	15	(e)(h)
New Churchill Holdco LLC		1st Lien Term Loan	10.83% (3M SOFR +5.50%)	11/09/2029			1,206	1,206	(e)(f)
New Churchill Holdco LLC		1st Lien Delay Draw Term Loan	10.83% (3M SOFR +5.50%)	11/09/2029			585	585	(e)(h)
Sun Acquirer Corp.		1st Lien Revolving Loan		09/08/2027			—	—	(e)(h)
Sun Acquirer Corp.		1st Lien Term Loan	11.21% (1M SOFR +5.75%)	09/08/2028			8,171	8,172	(e)(f)

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CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2024 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

				Maturity	Acquisition		Principal	Fair		% of Net
Company	Country(a)	Investment	Interest	Date	Date	Shares	Amount(a)	Value(a)		Assets
Sun Acquirer Corp.		1st Lien Delay Draw Term Loan	11.21% (1M SOFR + 5.75%)	09/08/2028			$4,712	$4,712	(e)(h)
Truck-Lite Co., LLC and Ecco Holdings Corp.		1st Lien Revolving Loan	11.08% (1M SOFR + 5.75%)	02/13/2030			44	43	(e)(g)(h)
Truck-Lite Co., LLC and Ecco Holdings Corp.		1st Lien Term Loan	11.07% (3M SOFR + 5.75%)	02/13/2031			11,336	11,110	(e)(g)
Truck-Lite Co., LLC and Ecco Holdings Corp.		1st Lien Delay Draw Term Loan		02/13/2031			—	—	(e)(g)(h)
Wand Newco 3, Inc.		1st Lien Term Loan	9.09% (1M SOFR + 3.75%)	01/30/2031			17,959	18,068
								70,369		1.83%
Capital Goods
AIM Acquisition, LLC		1st Lien Revolving Loan		12/02/2025			—	—	(e)(h)
AIM Acquisition, LLC		1st Lien Term Loan	10.42% (3M SOFR + 5.00%)	12/02/2025			212	212	(e)(f)
Airx Climate Solutions, Inc.		1st Lien Revolving Loan	11.58% (1M SOFR + 6.25%)	11/07/2029			63	63	(e)(h)
Airx Climate Solutions, Inc.		1st Lien Term Loan	11.53% (3M SOFR + 6.25%)	11/07/2029			1,506	1,505	(e)(f)
Airx Climate Solutions, Inc.		1st Lien Delay Draw Term Loan		11/07/2029			—	—	(e)(h)
AllClear Military Inc.		1st Lien Term Loan	10.48% (3M SOFR + 5.00%)	08/10/2025			1,880	1,410	(e)
Artera Services, LLC		1st Lien Term Loan	9.83% (3M SOFR + 4.50%)	02/15/2031			7,809	7,837
Barentz International B.V.	Netherlands	1st Lien Term Loan	9.41% (3M SOFR + 4.00%)	03/01/2031			5,000	5,019
BCPE Empire Holdings, Inc.		1st Lien Term Loan	9.34% (1M SOFR + 4.00%)	12/11/2028			4,988	4,985
BGIF IV Fearless Utility Services, Inc.		1st Lien Revolving Loan		06/07/2030			—	—	(e)(h)
BGIF IV Fearless Utility Services, Inc.		1st Lien Term Loan	10.33% (1M SOFR + 5.00%)	06/09/2031			2,238	2,216	(e)(f)

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CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2024 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

				Maturity	Acquisition		Principal	Fair		% of Net
Company	Country(a)	Investment	Interest	Date	Date	Shares	Amount(a)	Value(a)		Assets
BGIF IV Fearless Utility Services, Inc.		1st Lien Delay Draw Term Loan		06/09/2031			$—	$—	(e)(h)
BlueHalo Global Holdings, LLC (f/k/a Aegis Global Holdings, LLC)		1st Lien Revolving Loan	10.09% (3M SOFR + 4.75%)	10/31/2025			372	372	(e)(h)
BlueHalo Global Holdings, LLC (f/k/a Aegis Global Holdings, LLC)		1st Lien Term Loan	10.08% (3M SOFR + 4.75%)	10/31/2025			4,666	4,666	(e)(f)
Box Bidco Limited	United Kingdom	1st Lien Term Loan	10.95% (6M EURIBOR + 7.17%)	11/24/2028			€878	941	(e)(f)
Box Bidco Limited	United Kingdom	1st Lien Term Loan	11.26% (6M SOFR + 5.50%)	11/24/2028			1,691	1,690	(e)(f)
Box Bidco Limited	United Kingdom	1st Lien Term Loan	12.87% (6M SOFR + 7.42%)	11/24/2028			536	536	(e)
Brown Group Holding, LLC		1st Lien Term Loan	8.19% (1M SOFR + 2.75%)	06/07/2028			10,013	9,999
Brown Group Holding, LLC		1st Lien Term Loan	8.33% (1M SOFR + 3.00%)	07/02/2029			7,251	7,242
Burgess Point Purchaser Corporation		1st Lien Term Loan	10.69% (1M SOFR + 5.25%)	07/25/2029			4,125	3,987
Chart Industries, Inc.		1st Lien Term Loan	8.68% (1M SOFR + 3.25%)	03/15/2030			6,361	6,377
Chart Industries, Inc.		1st Lien Term Loan		03/15/2030			1,285	1,288	(i)
Chillaton Bidco Limited	United Kingdom	1st Lien Term Loan	11.70% (6M SONIA + 6.50%)	05/09/2031			1,491	1,884	(e)(g)
Chillaton Bidco Limited	United Kingdom	1st Lien Delay Draw Term Loan		05/09/2031			—	—	(e)(g)(h)(i)
CP Atlas Buyer Inc		1st Lien Term Loan	9.19% (1M SOFR + 3.75%)	11/23/2027			7,729	7,529
CPIG Holdco Inc.		1st Lien Revolving Loan	10.15% (3M SOFR + 4.75%)	04/28/2028			1	—	(e)(h)
CPIG Holdco Inc.		1st Lien Term Loan	12.40% (3M SOFR + 7.00%)	04/28/2028			3,844	3,844	(e)

Semi Annual Report 2024	9

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2024 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

				Maturity	Acquisition		Principal	Fair		% of Net
Company	Country(a)	Investment	Interest	Date	Date	Shares	Amount(a)	Value(a)		Assets
Crown Subsea Communications Holding, Inc.		1st Lien Term Loan	10.08% (6M SOFR + 4.75%)	01/30/2031			$2,527	$2,529
Cube Industrials Buyer, Inc. & Cube A&D Buyer Inc.		1st Lien Revolving Loan		10/18/2029			—	—	(e)(h)
Cube Industrials Buyer, Inc. & Cube A&D Buyer Inc.		1st Lien Term Loan	11.33% (3M SOFR + 6.00%)	10/18/2030			4,298	4,298	(e)
Dynamic NC Aerospace Holdings, LLC		1st Lien Revolving Loan	11.95% (3M SOFR + 6.50%)	12/30/2025			821	821	(e)(h)
Dynamic NC Aerospace Holdings, LLC		1st Lien Term Loan	11.95% (3M SOFR + 6.50%)	12/30/2026			2,689	2,689	(e)(f)
Dynasty Acquisition Co., Inc.		1st Lien Term Loan	8.84% (1M SOFR + 3.50%)	08/24/2028			17,332	17,384
Helix Acquisition Holdings, Inc.		1st Lien Term Loan	12.43% (3M SOFR + 7.00%)	03/29/2030			473	473	(e)
Husky Injection Molding Systems Ltd.	Canada	1st Lien Term Loan	10.33% (6M SOFR + 5.00%)	02/15/2029			16,000	16,027
INNIO Group Holding GmbH	Germany	1st Lien Term Loan	8.17% (3M EURIBOR + 4.25%)	11/02/2028			€6,900	7,388
Kaman Corporation		1st Lien Term Loan	8.83% (3M SOFR + 3.50%)	04/21/2031			14,254	14,326
Kene Acquisition, Inc.		1st Lien Revolving Loan		02/07/2031			—	—	(e)(h)
Kene Acquisition, Inc.		1st Lien Term Loan	10.57% (3M SOFR + 5.25%)	02/07/2031			1,797	1,761	(e)
Kene Acquisition, Inc.		1st Lien Delay Draw Term Loan		02/07/2031			—	—	(e)(h)
Kodiak BP, LLC		1st Lien Term Loan	8.85% (3M SOFR + 3.25%)	03/12/2028			5,539	5,534
Kodiak Building Partners Inc.		1st Lien Term Loan	9.08% (3M SOFR + 3.75%)	03/12/2028			3,990	4,010
LBM Acquisition LLC		1st Lien Term Loan		05/30/2031			8,108	7,964	(i)

10	Semi Annual Report 2024

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2024 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

				Maturity	Acquisition		Principal	Fair		% of Net
Company	Country(a)	Investment	Interest	Date	Date	Shares	Amount(a)	Value(a)		Assets
Maverick Acquisition, Inc.		1st Lien Term Loan	11.58% (3M SOFR + 6.25%)	06/01/2027			$5,213	$4,223	(e)(f)
Maverick Acquisition, Inc.		1st Lien Delay Draw Term Loan	11.58% (3M SOFR + 6.25%)	06/01/2027			1,188	963	(e)
Osmose Utilities Services, Inc.		1st Lien Term Loan	8.71% (1M SOFR + 3.25%)	06/23/2028			17,692	17,556
Osmose Utilities Services, Inc.		2nd Lien Term Loan	12.21% (1M 06/25/2029 SOFR + 6.75%)				8,237	8,155	(e)
Osmosis Buyer Limited		1st Lien Term Loan	8.83% (1M SOFR + 3.50%)	07/31/2028			26,640	26,672
Osmosis Buyer Limited		1st Lien Delay Draw Term Loan	9.58% (1M SOFR + 4.25%)	07/31/2028			2,526	2,528
Prime Buyer, L.L.C.		1st Lien Revolving Loan	10.68% (1M SOFR + 5.25%)	12/22/2026			199	185	(e)(h)
Prime Buyer, L.L.C.		1st Lien Term Loan	10.69% (1M SOFR + 5.25%)	12/22/2026			13,495	12,550	(e)(f)
Project Castle, Inc.		1st Lien Term Loan	10.80% (3M SOFR + 5.50%)	06/01/2029			2,490	2,216
Radius Aerospace Europe Limited	United Kingdom	1st Lien Revolving Loan	11.20% (1M SONIA + 6.00%)	03/29/2027			£373	471	(e)
Radius Aerospace Europe Limited	United Kingdom	1st Lien Term Loan	11.48% (3M SOFR + 6.00%)	03/29/2027			4,146	4,146	(e)(f)
Radius Aerospace, Inc.		1st Lien Revolving Loan	11.48% (1M SOFR + 6.00%)	03/29/2027			330	330	(e)(h)
Radius Aerospace, Inc.		1st Lien Term Loan	11.48% (3M SOFR + 6.00%)	03/29/2027			5,205	5,205	(e)(f)
Sigma Electric Manufacturing Corporation		1st Lien Revolving Loan		10/31/2025			—	—	(e)(h)
Sigma Electric Manufacturing Corporation		1st Lien Term Loan	11.23% (3M SOFR + 5.75%)	10/31/2025			444	444	(e)(f)
Specialty Building Products Holdings, LLC		1st Lien Term Loan	9.19% (1M SOFR + 3.75%)	10/15/2028			7,981	7,930
SPX Flow, Inc.		1st Lien Term Loan	8.84% (1M SOFR + 3.50%)	04/05/2029			4,402	4,426

Semi Annual Report 2024	11

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2024 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

				Maturity	Acquisition		Principal	Fair		% of Net
Company	Country(a)	Investment	Interest	Date	Date	Shares	Amount(a)	Value(a)		Assets
Sunk Rock Foundry Partners LP		1st Lien Term Loan	11.23% (3M SOFR + 5.75%)	10/31/2025			$219	$219	(e)(f)
Sunvair Aerospace Group, Inc.		1st Lien Revolving Loan		05/30/2031			—	—	(e)(h)
Sunvair Aerospace Group, Inc.		1st Lien Term Loan	10.35% (6M SOFR + 5.00%)	05/30/2031			1,778	1,751	(e)(f)
Sunvair Aerospace Group, Inc.		1st Lien Delay Draw Term Loan		05/30/2031			—	—	(e)(h)
TransDigm Inc.		1st Lien Term Loan	8.08% (3M SOFR + 2.75%)	03/22/2030			12,242	12,262
TransDigm Inc.		1st Lien Term Loan	7.84% (3M SOFR + 2.50%)	02/28/2031			17,808	17,844
Two Six Labs, LLC		1st Lien Revolving Loan		08/20/2027			—	—	(e)(h)
Two Six Labs, LLC		1st Lien Term Loan	10.58% (3M SOFR + 5.25%)	08/20/2027			7,261	7,262	(e)(f)
Two Six Labs, LLC		1st Lien Term Loan	11.33% (3M SOFR + 6.00%)	08/20/2027			1,331	1,331	(e)
Two Six Labs, LLC		1st Lien Delay Draw Term Loan	10.58% (3M SOFR + 5.25%)	08/20/2027			2,824	2,824	(e)(h)
Victory Buyer LLC		1st Lien Term Loan	9.34% (3M SOFR + 3.75%)	11/19/2028			5,266	5,047
WEC US Holdings Ltd.		1st Lien Term Loan	8.09% (1M SOFR + 2.75%)	01/27/2031			27,560	27,566
White Cap Supply Holdings, LLC		1st Lien Term Loan		10/19/2029			2,500	2,503	(i)
Wilsonart LLC		1st Lien Term Loan	8.68% (3M SOFR + 3.25%)	12/31/2026			17,546	17,543
								352,958		9.17%
Commercial and Professional Services
Aero Operating LLC		1st Lien Term Loan	14.45% (3M SOFR + 9.00%)	02/09/2026			2,965	2,521	(e)(f)
Aero Operating LLC		1st Lien Delay Draw Term Loan	14.45% (3M SOFR + 9.00%)	02/09/2026			804	683	(e)(f)

12	Semi Annual Report 2024

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2024 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

				Maturity	Acquisition		Principal	Fair		% of Net
Company	Country(a)	Investment	Interest	Date	Date	Shares	Amount(a)	Value(a)		Assets
AMCP Clean Acquisition Company, LLC		1st Lien Term Loan	10.35% (6M SOFR + 5.00%)	06/15/2028			$808	$796	(e)(f)
Applied Technical Services, LLC		1st Lien Revolving Loan	13.25% (PRIME + 4.75%)	12/29/2026			546	546	(e)(h)
Applied Technical Services, LLC		1st Lien Term Loan	11.23% (3M SOFR + 5.75%)	12/29/2026			4,513	4,513	(e)(f)
Applied Technical Services, LLC		1st Lien Term Loan	11.48% (3M SOFR + 6.00%)	12/29/2026			569	568	(e)
Applied Technical Services, LLC		1st Lien Delay Draw Term Loan	11.23% (3M SOFR + 5.75%)	12/29/2026			6,517	6,517	(e)(f)(h)
Applied Technical Services, LLC		1st Lien Delay Draw Term Loan	11.48% (3M SOFR + 6.00%)	12/29/2026			570	570	(e)
Armorica Lux S.a.r.l.	Luxembourg	1st Lien Term Loan	8.79% (3M EURIBOR + 4.93%)	07/28/2028			€6,500	6,630
Auxadi Midco S.L.U.	Spain	1st Lien Term Loan	8.65% (3M EURIBOR + 4.75%)	07/17/2028			€473	506	(e)(g)
Capstone Acquisition Holdings, Inc.		1st Lien Revolving Loan		11/12/2025			—	—	(e)(h)
Capstone Acquisition Holdings, Inc.		1st Lien Term Loan	10.19% (1M SOFR + 4.75%)	11/12/2027			10,677	10,677	(e)(f)
Capstone Acquisition Holdings, Inc.		1st Lien Delay Draw Term Loan	10.19% (1M SOFR + 4.75%)	11/12/2027			626	626	(e)
Capstone Acquisition Holdings, Inc.		2nd Lien Term Loan	14.19% (1M SOFR + 8.75%)	11/13/2028			3,008	3,008	(e)(f)
Compass Bidco United Limited.	Kingdom	1st Lien Term Loan	11.74% (3M SONIA + 6.50%)	04/15/2031			12,356	15,619	(e)(g)
Compass Bidco United Limited.	Kingdom	1st Lien Delay Draw Term Loan	13.00% (6M SONIA + 6.50%)	04/15/2031			2,098	2,652	(e)(g)(h)
Compex Legal Services, Inc.		1st Lien Revolving Loan	10.85% (3M SOFR + 5.45%)	02/07/2025			630	630	(e)(h)
Compex Legal Services, Inc.		1st Lien Term Loan	10.88% (3M SOFR + 5.45%)	02/09/2026			1,264	1,264	(e)(f)
Dispatch Acquisition Holdings, LLC		1st Lien Term Loan	9.73% (3M SOFR + 4.25%)	03/27/2028			14,717	12,565	(f)

Semi Annual Report 2024	13

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2024 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

				Maturity	Acquisition		Principal	Fair		% of Net
Company	Country(a)	Investment	Interest	Date	Date	Shares	Amount(a)	Value(a)		Assets
Dun & Bradstreet Corporation, The		1st Lien Term Loan	8.10% (1M SOFR + 2.75%)	01/18/2029			$16,101	$16,101
DuraServ LLC		1st Lien Revolving Loan		06/10/2030			—	—	(e)(h)
DuraServ LLC		1st Lien Term Loan	10.08% (1M SOFR + 4.75%)	06/10/2031			594	588	(e)(f)
DuraServ LLC		1st Lien Delay Draw Term Loan		06/10/2031			—	—	(e)(h)
Eagle Parent Corp.		1st Lien Term Loan	9.58% (3M SOFR + 4.25%)	04/02/2029			7,286	7,071
Elevation Services Parent Holdings, LLC		1st Lien Revolving Loan	11.48% (3M SOFR + 6.00%)	12/18/2026			303	296	(e)(h)
Elevation Services Parent Holdings, LLC		1st Lien Term Loan	11.46% (3M SOFR + 6.00%)	12/18/2026			1,924	1,886	(e)(f)
Elevation Services Parent Holdings, LLC		1st Lien Delay Draw Term Loan	11.48% (3M SOFR + 6.00%)	12/18/2026			1,746	1,711	(e)(f)
Elevation Services Parent Holdings, LLC		1st Lien Delay Draw Term Loan	11.50% (3M SOFR + 6.00%)	12/18/2026			372	365	(e)
Erasmus Acquisition Holding B.V.	Netherlands	1st Lien Term Loan	7.50% (6M EURIBOR + 7.25%)	03/13/2030			€3,323	3,559	(e)(g)
Erasmus Acquisition Holding B.V.	Netherlands	1st Lien Delay Draw Term Loan	10.92% (6M EURIBOR + 7.25%)	03/13/2030			€222	238	(e)(g)(h)
Flywheel Acquireco, Inc.		1st Lien Revolving Loan	11.84% (1M SOFR + 6.50%)	05/12/2028			1,110	1,109	(e)(h)
Flywheel Acquireco, Inc.		1st Lien Term Loan	11.84% (1M SOFR + 6.50%)	05/13/2030			13,714	13,714	(e)
HH-Stella, Inc.		1st Lien Revolving Loan	11.45% (1M SOFR + 6.00%)	04/22/2027			127	127	(e)(h)
HH-Stella, Inc.		1st Lien Term Loan	11.48% (3M SOFR + 6.00%)	04/24/2028			6,000	6,000	(e)(f)
HH-Stella, Inc.		1st Lien Delay Draw Term Loan	11.48% (3M SOFR + 6.00%)	04/24/2028			2,531	2,531	(e)(h)
The Hiller Companies, LLC		1st Lien Revolving Loan	10.34% (3M SOFR + 5.00%)	06/20/2030			32	32	(e)(h)

14	Semi Annual Report 2024

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2024 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

				Maturity	Acquisition		Principal	Fair		% of Net
Company	Country(a)	Investment	Interest	Date	Date	Shares	Amount(a)	Value(a)		Assets
The Hiller Companies, LLC		1st Lien Term Loan	10.34% (3M SOFR + 5.00%)	06/20/2030			$3,806	$3,768	(e)(f)(g)
The Hiller Companies, LLC		1st Lien Delay Draw Term Loan		06/20/2030			—	—	(e)(g)(h)
HP RSS Buyer, Inc.		1st Lien Term Loan	10.33% (3M SOFR + 5.00%)	12/11/2029			1,262	1,262	(e)(f)
HP RSS Buyer, Inc.		1st Lien Delay Draw Term Loan	10.33% (3M SOFR + 5.00%)	12/11/2029			270	270	(e)(f)
HP RSS Buyer, Inc.		1st Lien Delay Draw Term Loan	10.35% (3M SOFR + 5.00%)	12/11/2029			812	812	(e)
HP RSS Buyer, Inc.		1st Lien Delay Draw Term Loan	10.10% (3M SOFR + 4.75%)	12/11/2029			75	75	(e)(h)
Integrated Power Services Holdings, Inc.		2nd Lien Term Loan	12.94% (1M SOFR + 7.50%)	11/23/2029			4,983	4,983	(e)
IRI Group Holdings, Inc.		1st Lien Revolving Loan	10.34% (1M SOFR + 5.00%)	12/21/2027			944	944	(e)(h)
IRI Group Holdings, Inc.		1st Lien Term Loan	10.85% (3M SOFR + 5.50%)	12/21/2028			25,102	25,102	(e)(f)(g)
Ishtar Bidco Norway AS	United Kingdom	1st Lien Delay Draw Term Loan	17.30% (6M SONIA + 11.75%)	11/26/2025			£794	823	(e)(f)
Kellermeyer Bergensons Services, LLC		1st Lien Term Loan	13.48% (3M SOFR + 8.00%)	11/06/2028			2,886	2,886	(e)(g)
Kellermeyer Bergensons Services, LLC		1st Lien Term Loan	10.73% (6M SOFR + 5.25%)	11/06/2028			6,596	6,596	(e)(g)
Kellermeyer Bergensons Services, LLC		1st Lien Delay Draw Term Loan		11/06/2028			—	—	(e)(g)(h)
Kings Buyer, LLC		1st Lien Revolving Loan	12.50% (PRIME + 4.00%)	10/29/2027			29	29	(e)(h)
Kings Buyer, LLC		1st Lien Term Loan	10.43% (3M SOFR + 5.00%)	10/29/2027			3,419	3,419	(e)
LABL, Inc.		1st Lien Term Loan	10.44% (1M SOFR + 5.00%)	10/29/2028			7,677	7,570
Laboratories Bidco LLC		1st Lien Revolving Loan	14.25% (3M PRIME + 5.75%)	07/23/2027			1,467	1,232	(e)(h)

Semi Annual Report 2024	15

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2024 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

				Maturity	Acquisition		Principal		Fair		% of Net
Company	Country(a)	Investment	Interest	Date	Date	Shares	Amount(a)		Value(a)		Assets
Laboratories Bidco LLC		1st Lien Term Loan	12.23% (3M SOFR + 6.75%)	07/23/2027				$1,886	$1,584	(e)(f)(g)
Laboratories Bidco LLC		1st Lien Term Loan	10.43% (3M CDOR + 2.75%)	07/23/2027			CAD	1,768	1,086	(e)(f)
Laboratories Bidco LLC		1st Lien Term Loan	12.23% (3M SOFR + 6.75%)	07/23/2027				7,901	6,637	(e)(f)
Laboratories Bidco LLC		1st Lien Delay Draw Term Loan	12.23% (3M SOFR + 6.75%)	07/23/2027				290	244	(e)
Lavatio Midco Sarl	Luxembourg	1st Lien Delay Draw Term Loan	10.67% (6M EURIBOR + 7.00%)	11/30/2026				€1,684	1,804	(e)(f)
Lightbeam Bidco, Inc.		1st Lien Revolving Loan		05/04/2029				—	—	(e)(h)
Lightbeam Bidco, Inc.		1st Lien Term Loan	10.33% (3M SOFR + 5.00%)	05/06/2030				1,260	1,260	(e)(f)
Lightbeam Bidco, Inc.		1st Lien Delay Draw Term Loan	10.33% (3M SOFR + 5.00%)	05/06/2030				435	434	(e)(h)
Lowe P27 Bidco Limited	United Kingdom	1st Lien Delay Draw Term Loan	6.93% (6M SOFR + 6.50%)	07/31/2026				610	610	(e)
Lowe P27 Bidco Limited	United Kingdom	1st Lien Delay Draw Term Loan	12.11% (6M SONIA + 6.50%)	07/31/2026				£1,706	2,156	(e)
Lowe P27 Bidco Limited	United Kingdom	1st Lien Delay Draw Term Loan	12.09% (6M SONIA + 6.50%)	07/31/2026				£462	584	(e)(h)
Lowe P27 Bidco Limited	United Kingdom	1st Lien Delay Draw Term Loan	10.62% (6M EURIBOR + 6.75%)	07/31/2026				£1,183	1,495	(e)(h)
Marmic Purchaser, LLC		1st Lien Revolving Loan	11.23% (3M SOFR + 5.75%)	03/05/2027				201	201	(e)(h)
Marmic Purchaser, LLC		1st Lien Term Loan	11.23% (3M SOFR + 5.75%)	03/05/2027				1,996	1,996	(e)(f)
Marmic Purchaser, LLC		1st Lien Delay Draw Term Loan	11.23% (3M SOFR + 5.75%)	03/05/2027				2,006	2,006	(e)
Marmic Purchaser, LLC		1st Lien Delay Draw Term Loan	11.73% (3M SOFR + 6.25%)	03/05/2027				1,686	1,686	(e)
Marmic Purchaser, LLC		1st Lien Delay Draw Term Loan	10.74% (3M SOFR + 5.25%)	03/05/2027				64	64	(e)(h)

16	Semi Annual Report 2024

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2024 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

				Maturity	Acquisition		Principal	Fair		% of Net
Company	Country(a)	Investment	Interest	Date	Date	Shares	Amount(a)	Value(a)		Assets
MPLC Debtco Limited	Jersey	1st Lien Term Loan	11.61% (3M SONIA + 6.25%)	01/07/2027			£148	$188	(e)(f)
MPLC Debtco Limited	Jersey	1st Lien Delay Draw Term Loan	11.99% (6M SOFR + 6.25%)	01/07/2027			2,100	2,100	(e)(f)
MPLC Debtco Limited	Jersey	1st Lien Delay Draw Term Loan	11.77% (6M SONIA + 6.25%)	01/07/2027			£1,052	1,329	(e)(f)
Neptune BidCo US Inc.		1st Lien Revolving Loan		10/11/2027			—	—	(e)(h)
Neptune BidCo US Inc.		1st Lien Term Loan	10.16% (3M SOFR + 4.75%)	10/11/2028			13,178	12,348	(f)
Neptune BidCo US Inc.		1st Lien Term Loan	10.41% (3M SOFR + 5.00%)	04/11/2029			15,244	14,323	(f)
Neptune BidCo US Inc.		2nd Lien Term Loan	15.16% (3M SOFR + 9.75%)	10/11/2029			9,882	9,783	(e)(f)
Nest Topco Borrower Inc.		1st Lien Term Loan	16.00% (PRIME + 7.50%)	08/31/2029			13,162	13,161	(e)(g)
North American Fire Holdings, LLC		1st Lien Revolving Loan	11.23% (3M SOFR + 5.75%)	05/19/2027			257	257	(e)(h)
North American Fire Holdings, LLC		1st Lien Term Loan	11.23% (3M SOFR + 5.75%)	05/19/2027			2,269	2,269	(e)(f)
North American Fire Holdings, LLC		1st Lien Delay Draw Term Loan	11.23% (3M SOFR + 5.75%)	05/19/2027			4,983	4,983	(e)(f)
North Haven Fairway Buyer, LLC		1st Lien Revolving Loan	14.00% (1M PRIME + 5.50%)	05/17/2028			11	11	(e)(h)
North Haven Fairway Buyer, LLC		1st Lien Term Loan	11.83% (3M SOFR + 6.50%)	05/17/2028			44	44	(e)
North Haven Fairway Buyer, LLC		1st Lien Delay Draw Term Loan	11.82% (3M SOFR + 6.50%)	05/17/2028			184	185	(e)(h)
North Haven Stack Buyer, LLC		1st Lien Revolving Loan	10.57% (1M SOFR + 5.25%)	07/16/2027			79	79	(e)(h)
North Haven Stack Buyer, LLC		1st Lien Term Loan	10.58% (3M SOFR + 5.25%)	07/16/2027			1,300	1,300	(e)(f)
North Haven Stack Buyer, LLC		1st Lien Term Loan	10.33% (6M SOFR + 5.00%)	07/16/2027			220	220	(e)

Semi Annual Report 2024	17

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2024 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d)  (continued)

				Maturity	Acquisition		Principal	Fair		% of Net
Company	Country(a)	Investment	Interest	Date	Date	Shares	Amount(a)	Value(a)		Assets
North Haven Stack Buyer, LLC		1st Lien Delay Draw Term Loan	10.58% (3M SOFR + 5.25%)	07/16/2027			$1,404	$1,404	(e)
North Haven Stack Buyer, LLC		1st Lien Delay Draw Term Loan	10.50% (3M SOFR + 5.00%)	07/16/2027			123	123	(e)(h)
Orbit Private Holdings I Ltd	United Kingdom	1st Lien Term Loan	10.95% (6M SONIA + 5.75%)	12/11/2028			£4,915	6,104	(e)
Priority Waste Holdings LLC		1st Lien Revolving Loan	10.80% (3M SOFR + 5.50%)	08/20/2029			1	1	(e)(h)
Priority Waste Holdings LLC		1st Lien Term Loan	13.30% (3M SOFR + 8.00%)	08/20/2029			1,825	1,825	(e)(g)
Priority Waste Holdings LLC		1st Lien Term Loan	13.33% (6M SOFR + 8.00%)	08/20/2029			3,312	3,040	(e)(f)(g)
Priority Waste Holdings LLC		1st Lien Delay Draw Term Loan	13.30% (3M SOFR + 8.00%)	08/20/2029			1,953	1,954	(e)(g)
PSC Parent, Inc.		1st Lien Revolving Loan	10.58% (1M SOFR + 5.25%)	04/03/2030			126	124	(e)(h)
PSC Parent, Inc.		1st Lien Revolving Loan		04/03/2031			—	—	(e)(h)
PSC Parent, Inc.		1st Lien Term Loan	10.58% (1M SOFR + 5.25%)	04/03/2031			4,437	4,393	(e)(f)
PSC Parent, Inc.		1st Lien Delay Draw Term Loan		04/03/2031			—	—	(e)(h)
Pye-Barker Fire & Safety, LLC		1st Lien Revolving Loan	9.85% (1M SOFR + 4.50%)	05/24/2030			86	85	(e)(h)
Pye-Barker Fire & Safety, LLC		1st Lien Term Loan	9.85% (1M SOFR + 4.50%)	06/13/2031			629	629	(e)(f)
Pye-Barker Fire & Safety, LLC		1st Lien Delay Draw Term Loan	9.83% (1M SOFR + 4.50%)	05/26/2031			747	747	(e)(h)
Registrar Intermediate, LLC		1st Lien Revolving Loan	10.43% (1M SOFR + 5.00%)	08/26/2027			217	214	(e)(h)
Registrar Intermediate, LLC		1st Lien Term Loan	10.57% (3M SOFR + 5.00%)	08/26/2027			4,083	4,043	(e)(f)
Research Now Group, LLC		1st Lien Term Loan		12/20/2024			3,474	2,578	(f)(j)
Research Now Group, LLC		2nd Lien Term Loan		12/20/2025			893	18	(e)(f)(j)

18	Semi Annual Report 2024

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2024 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d)  (continued)

				Maturity	Acquisition		Principal	Fair		% of Net
Company	Country(a)	Investment	Interest	Date	Date	Shares	Amount(a)	Value(a)		Assets
Rodeo AcquisitionCo LLC		1st Lien Revolving Loan	11.49% (3M SOFR + 6.00%)	07/26/2027			$215	$215	(e)(h)
Rodeo AcquisitionCo LLC		1st Lien Term Loan	11.49% (3M SOFR + 6.00%)	07/26/2027			2,065	2,065	(e)
RSK Group Limited	United Kingdom	1st Lien Term Loan	10.22% (6M SONIA + 4.88%)	08/07/2028			£3,405	4,304	(e)(f)(g)
RSK Group Limited	United Kingdom	1st Lien Delay Draw Term Loan	10.19% (3M SONIA + 4.88%)	08/07/2028			£8,248	10,426	(e)(f)(g)
RSK Group Limited	United Kingdom	1st Lien Delay Draw Term Loan	8.60% (3M EURIBOR + 4.88%)	08/07/2028			€1,033	1,106	(e)(f)(g)
RSK Group Limited	United Kingdom	1st Lien Delay Draw Term Loan	10.22% (3M SONIA + 4.88%)	08/07/2028			£13,314	16,830	(e)(g)
RSK Group Limited	United Kingdom	1st Lien Delay Draw Term Loan	10.25% (3M SONIA + 4.88%)	08/07/2028			£4,192	5,299	(e)(g)(h)
Saturn Purchaser Corp.		1st Lien Term Loan	10.53% (6M SOFR + 5.25%)	07/23/2029			233	233	(e)
Schill Landscaping and Lawn Care Services, LLC		1st Lien Revolving Loan	11.19% (1M SOFR + 5.75%)	12/16/2027			324	324	(e)(h)
Schill Landscaping and Lawn Care Services, LLC		1st Lien Term Loan	11.19% (1M SOFR + 5.75%)	12/16/2027			2,162	2,162	(e)(f)
Schill Landscaping and Lawn Care Services, LLC		1st Lien Delay Draw Term Loan	11.19% (1M SOFR + 5.75%)	12/16/2027			1,496	1,496	(e)(h)
Shermco Intermediate Holdings, Inc.		1st Lien Revolving Loan	10.59 (1M SOFR + 5.25)	06/05/2026			800	800	(e)(h)
Shermco Intermediate Holdings, Inc.		1st Lien Term Loan	10.59 (1M SOFR + 5.25)	06/05/2026			30,849	30,849	(e)(f)
Shermco Intermediate Holdings, Inc.		1st Lien Delay Draw Term Loan	10.59% (1M SOFR + 5.25%)	06/05/2026			50	50	(e)(h)
Stealth Holding LLC		1st Lien Term Loan	12.20% (3M SOFR + 6.75%)	03/02/2026			2,417	2,417	(e)(f)
Stealth Holding LLC		1st Lien Term Loan	12.18% (6M SOFR + 6.75%)	03/02/2026			245	245	(e)

Semi Annual Report 2024	19

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2024 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d)  (continued)

				Maturity	Acquisition		Principal	Fair		% of Net
Company	Country(a)	Investment	Interest	Date	Date	Shares	Amount(a)	Value(a)		Assets
Stealth Holding LLC		1st Lien Delay Draw Term Loan	12.21% (3M SOFR + 6.75%)	03/02/2026			$4,146	$4,146	(e)
Survitec Group Holdco Limited	United Kingdom	1st Lien Term Loan	13.37% (6M SONIA + 7.50%)	04/06/2027			£10,037	12,308	(e)(f)(g)
Survitec Group Holdco Limited	United Kingdom	1st Lien Term Loan	13.94% (6M SONIA + 8.38%)	04/06/2027			£501	614	(e)
SV Newco 2, Inc.		1st Lien Revolving Loan		06/02/2031			—	—	(e)(h)
SV Newco 2, Inc.		1st Lien Term Loan	10.10% (3M SOFR + 4.75%)	06/02/2031			1,019	1,004	(e)(f)
SV Newco 2, Inc.		1st Lien Delay Draw Term Loan		06/02/2031			—	—	(e)(h)
Systems Planning and Analysis, Inc.		1st Lien Revolving Loan		08/16/2027			—	—	(e)(h)
Systems Planning and Analysis, Inc.		1st Lien Term Loan	11.16% (3M SOFR + 5.75%)	08/16/2027			4,421	4,421	(e)(f)
Thermostat Purchaser III, Inc.		1st Lien Revolving Loan		08/31/2028			—	—	(e)(h)
Thermostat Purchaser III, Inc.		2nd Lien Term Loan	12.74% (3M SOFR + 7.25%)	08/31/2029			3,577	3,577	(e)
TSS Buyer, LLC		1st Lien Term Loan	10.98% (3M SOFR + 5.50%)	06/22/2029			259	259	(e)
TSS Buyer, LLC		1st Lien Delay Draw Term Loan	10.83% (3M SOFR + 5.50%)	06/22/2029			177	177	(e)(h)
UCIT Online Security Inc.	Canada	1st Lien Term Loan	12.20% (3M SOFR + 6.75%)	03/02/2026			1,611	1,611	(e)(f)
Unifi Aviation North America, LLC		1st Lien Revolving Loan	8.20% (3M SOFR + 2.75%)	09/29/2028			1	—	(e)(h)
Unifi Aviation North America, LLC		1st Lien Term Loan	10.70% (3M SOFR + 5.25%)	09/29/2028			2,026	1,996	(e)
Unifi Aviation North America, LLC		1st Lien Delay Draw Term Loan		09/29/2028			—	—	(e)(h)
UP Intermediate II LLC		1st Lien Revolving Loan		03/14/2030			—	—	(e)(h)

20	Semi Annual Report 2024

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2024 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d)  (continued)

				Maturity	Acquisition		Principal		Fair		% of Net
Company	Country(a)	Investment	Interest	Date	Date	Shares	Amount(a)		Value(a)		Assets
UP Intermediate II LLC		1st Lien Term Loan	10.58% (3M SOFR + 5.25%)	03/14/2031				$373	$364	(e)(f)
Villa Dutch Bidco B.V.	Netherlands	1st Lien Term Loan	8.83% (6M EURIBOR + 5.00%)	11/03/2029				€6,000	6,417
Visual Edge Technology, Inc.		1st Lien Term Loan	12.48% (3M SOFR + 7.00%)	12/31/2025				2,205	2,205	(e)(g)
Visual Edge Technology, Inc.		1st Lien Delay Draw Term Loan		12/31/2025				—	—	(e)(g)(h)
VRC Companies, LLC		1st Lien Revolving Loan		06/29/2027				—	—	(e)(h)
VRC Companies, LLC		1st Lien Term Loan	11.09% (3M SOFR + 5.50%)	06/29/2027				16,447	16,283	(e)(f)
W.S. Connelly & Co., LLC		1st Lien Revolving Loan	9.33% (3M SOFR + 4.00%)	05/24/2030				762	747	(e)(h)
W.S. Connelly & Co., LLC		1st Lien Term Loan	10.58% (3M SOFR + 5.25%)	05/24/2030				601	589	(e)(f)
W.S. Connelly & Co., LLC		1st Lien Delay Draw Term Loan		05/24/2030				—	—	(e)(h)
Waste Services Finco Pty Ltd	Australia	1st Lien Term Loan	9.98% (1M BBSW + 5.63%)	12/23/2027			AUD	11,142	7,433	(e)(f)
Waste Services Finco Pty Ltd	Australia	1st Lien Delay Draw Term Loan	10.06% (6M BBSW + 5.63%)	12/23/2027			AUD	1,337	892	(e)
Xplor T1, LLC		1st Lien Term Loan	9.60% (3M SOFR + 4.25%)	06/14/2031				3,675	3,666	(e)
									447,229		11.62%
Consumer Discretionary Distribution and Retail
Bamboo Purchaser, Inc.		1st Lien Revolving Loan	8.20% (1M SOFR + 2.75%)	11/05/2026				1	1	(e)(h)
Bamboo Purchaser, Inc.		1st Lien Term Loan	11.98% (3M SOFR + 6.50%)	11/05/2027				3,465	3,257	(e)(f)
Bamboo Purchaser, Inc.		1st Lien Delay Draw Term Loan	11.98% (3M SOFR + 6.50%)	11/05/2027				817	768	(e)
BradyIFS Holdings, LLC		1st Lien Revolving Loan		10/31/2029				—	—	(e)(h)

Semi Annual Report 2024	21

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2024 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d)  (continued)

				Maturity	Acquisition		Principal	Fair		% of Net
Company	Country(a)	Investment	Interest	Date	Date	Shares	Amount(a)	Value(a)		Assets
BradyIFS Holdings, LLC		1st Lien Term Loan	11.33% (3M SOFR + 6.00%)	10/31/2029			$18,155	$18,155	(e)(f)
BradyIFS Holdings, LLC		1st Lien Delay Draw Term Loan	11.33% (3M SOFR + 6.00%)	10/31/2029			1,242	1,242	(e)(h)
Harbor Freight Tools USA, Inc.		1st Lien Term Loan		06/11/2031			4,067	4,053	(i)
Hills Distribution, Inc.		1st Lien Revolving Loan	9.83% (1M SOFR + 4.50%)	11/08/2029			1	1	(e)(h)
Hills Distribution, Inc.		1st Lien Term Loan	11.33% (1M SOFR + 6.00%)	11/08/2029			531	531	(e)(f)
Hills Distribution, Inc.		1st Lien Delay Draw Term Loan		11/08/2029			—	—	(e)(h)
LS Group Opco Acquisition LLC (LS Group PropCo Acquisition LLC)		1st Lien Term Loan	8.34% (1M SOFR + 3.00%)	04/23/2031			1,313	1,312
Marcone Yellowstone Buyer Inc.		1st Lien Term Loan	11.73% (3M SOFR + 6.25%)	06/23/2028			10,625	9,881	(e)(f)
Marcone Yellowstone Buyer Inc.		1st Lien Delay Draw Term Loan	11.73% (3M SOFR + 6.25%)	06/23/2028			3,505	3,260	(e)
Mavis Tire Express Services Topco, Corp.		1st Lien Revolving Loan		05/04/2026			—	—	(e)(h)
Mavis Tire Express Services Topco, Corp.		1st Lien Term Loan	9.09% (1M SOFR + 3.75%)	05/04/2028			34,912	34,956
Peer Holding III B.V.	Netherlands	1st Lien Term Loan		06/20/2031			5,000	5,002	(i)
Phoenix YW Buyer, Inc.		1st Lien Revolving Loan		05/31/2030			—	—	(e)(h)
Phoenix YW Buyer, Inc.		1st Lien Term Loan	10.35% (6M SOFR + 5.00%)	05/31/2030			6,232	6,107	(e)(f)
Reddy Ice LLC		1st Lien Revolving Loan	10.08% (1M SOFR + 4.75%)	04/23/2029			1,186	1,168	(e)(h)
Reddy Ice LLC		1st Lien Term Loan	10.07% (3M SOFR + 4.75%)	04/23/2029			38,720	38,139	(e)(f)
Reddy Ice LLC		1st Lien Delay Draw Term Loan	10.08% (1M SOFR + 4.75%)	04/23/2029			513	509	(e)(h)

22	Semi Annual Report 2024

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2024 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d)  (continued)

				Maturity	Acquisition		Principal		Fair		% of Net
Company	Country(a)	Investment	Interest	Date	Date	Shares	Amount(a)		Value(a)		Assets
Saldon Holdings, Inc.		1st Lien Revolving Loan		03/13/2026				$—	$—	(e)(h)
Saldon Holdings, Inc.		1st Lien Term Loan	11.44% (1M SOFR + 6.00%)	03/13/2026				8,027	8,027	(e)(f)
Saldon Holdings, Inc.		1st Lien Delay Draw Term Loan		03/13/2026				—	—	(e)(h)
SCIH Salt Holdings Inc.		1st Lien Term Loan	8.83% (3M SOFR + 3.50%)	03/16/2027				20,186	20,186
Trader Corporation	Canada	1st Lien Revolving Loan		12/22/2028			CAD	—	—	(e)(h)
Trader Corporation	Canada	1st Lien Term Loan	11.74% (1M CDOR + 6.75%)	12/21/2029				230	168	(e)
Trader Corporation	Canada	1st Lien Term Loan	10.28% (1M CDOR + 5.50%)	12/21/2029			CAD	2,163	1,581	(e)(f)
US Salt Investors, LLC		1st Lien Revolving Loan		07/20/2026				—	—	(e)(h)
US Salt Investors, LLC		1st Lien Term Loan	10.73% (3M SOFR + 5.25%)	07/19/2028				5,877	5,877	(e)(f)
Wrench Group LLC		1st Lien Term Loan	9.60% (3M SOFR + 4.00%)	10/30/2028				4,988	4,988
									169,169		4.39%
Consumer Durables and Apparel
Centric Brands LLC		1st Lien Term Loan	10.84% (3M SOFR + 5.50%)	08/06/2029				964	964	(e)
Centric Brands TopCo, LLC		1st Lien Term Loan	13.34% (3M SOFR + 8.00%)	02/06/2031				1,874	1,874	(e)(g)
DRS Holdings III, Inc.		1st Lien Revolving Loan		11/01/2025				—	—	(e)(h)
DRS Holdings III, Inc.		1st Lien Term Loan	11.73% (3M SOFR + 6.25%)	11/01/2025				14,170	13,886	(e)(f)
Rawlings Sporting Goods Company, Inc.		1st Lien Revolving Loan	9.18% (1M SOFR + 3.75%)	12/31/2025				1	1	(e)(h)
Rawlings Sporting Goods Company, Inc.		1st Lien Term Loan	11.73% (3M SOFR + 6.25%)	12/31/2026				5,476	5,477	(e)(f)(g)

Semi Annual Report 2024	23

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2024 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d)  (continued)

				Maturity	Acquisition		Principal	Fair		% of Net
Company	Country(a)	Investment	Interest	Date	Date	Shares	Amount(a)	Value(a)		Assets
Rawlings Sporting Goods Company, Inc.		1st Lien Term Loan	11.73% (3M SOFR + 6.25%)	12/31/2026			$1,083	$1,083	(e)(f)
Rawlings Sporting Goods Company, Inc.		1st Lien Term Loan	11.72% (3M SOFR + 6.25%)	12/31/2026			790	790	(e)
								24,075		0.63%
Consumer Services
1011778 B.C. Unlimited Liability Company (New Red Finance, Inc.)(aka Burger King/Tim Hortons)	Canada	1st Lien Delay Draw Term Loan		09/20/2030			10,637	10,599	(h)(i)
Aimbridge Acquisition Co., Inc.		2nd Lien Term Loan	12.94% (1M SOFR + 7.50%)	02/01/2027			4,788	4,740	(e)(f)
American Residential Services L.L.C.		1st Lien Revolving Loan	11.00% (3M PRIME + 2.50%)	10/15/2025			—	1	(e)(h)
American Residential Services L.L.C.		2nd Lien Term Loan	13.96% (1M SOFR + 8.50%)	10/16/2028			8,314	8,314	(e)
Apex Service Partners, LLC		1st Lien Revolving Loan	11.84% (3M SOFR + 6.50%)	10/24/2029			952	952	(e)(g)(h)
Apex Service Partners, LLC		1st Lien Term Loan	12.33% (3M SOFR + 7.00%)	10/24/2030			24,056	24,056	(e)(g)
Apex Service Partners, LLC		1st Lien Delay Draw Term Loan	12.33% (3M SOFR + 7.00%)	10/24/2030			5,133	5,133	(e)(g)(h)
ASP Dream Acquisition Co LLC		1st Lien Term Loan	9.69% (1M SOFR + 4.25%)	12/15/2028			6,010	6,010	(e)(f)
Aspris Bidco Limited	United Kingdom	1st Lien Term Loan	12.02% (6M SONIA + 6.50%)	08/23/2028			£3,234	4,088	(e)(f)
Aspris Bidco Limited	United Kingdom	1st Lien Delay Draw Term Loan	11.98% (6M SONIA + 6.50%)	08/23/2028			£1,406	1,778	(e)
Aspris Bidco Limited	United Kingdom	1st Lien Delay Draw Term Loan	12.34% (3M SONIA + 7.00%)	02/08/2030			£462	585	(e)(h)
Belfor Holdings, Inc.		1st Lien Term Loan	9.09% (1M SOFR + 3.75%)	11/01/2030			3,425	3,443

24	Semi Annual Report 2024

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2024 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

				Maturity	Acquisition		Principal		Fair		% of Net
Company	Country(a)	Investment	Interest	Date	Date	Shares	Amount(a)		Value(a)		Assets
Bulldog Purchaser Inc.		1st Lien Term Loan		06/13/2031				$3,102	$3,113	(i)
Caesars Entertainment Inc		1st Lien Term Loan	8.10% (3M SOFR + 2.75%)	02/06/2031				7,000	6,993
Carspect Group AB	Sweden	1st Lien Delay Draw Term Loan	10.29% (6M STIBOR + 6.50%)	08/18/2025				9,881	932	(e)(f)
CC Fly Holding II A/S	Denmark	1st Lien Term Loan	14.67% (3M NIBOR + 9.95%)	05/09/2025			DKK	717	96	(e)(f)
CC Fly Holding II A/S	Denmark	1st Lien Delay Draw Term Loan	14.66% (3M NIBOR + 9.94%)	05/09/2025			DKK	3,403	454	(e)(f)
CC Fly Holding II A/S	Denmark	1st Lien Delay Draw Term Loan	15.34% (3M CIBOR + 9.49%)	05/09/2025			DKK	4,053	541	(e)(f)
CC Fly Holding II A/S	Denmark	1st Lien Delay Draw Term Loan	11.35% (3M CIBOR + 7.50%)	05/09/2025				1,411	189	(e)(f)
Century De Buyer LLC		1st Lien Term Loan	9.33% (3M SOFR + 4.00%)	10/30/2030				6,474	6,474
Clarion Home Services Group, LLC		1st Lien Revolving Loan	11.42% (3M SOFR + 6.00%)	12/06/2027				42	37	(e)(h)
Clarion Home Services Group, LLC		1st Lien Term Loan	13.43% (3M SOFR + 8.00%)	12/06/2027				2,379	2,165	(e)(f)(g)
Clarion Home Services Group, LLC		1st Lien Delay Draw Term Loan	13.42% (3M SOFR + 8.00%)	12/06/2027				1,354	1,232	(e)(g)
Clarion Home Services Group, LLC		1st Lien Delay Draw Term Loan	13.68% (3M SOFR + 8.25%)	12/06/2027				245	223	(e)(g)(h)
ClubCorp Holdings, Inc.		1st Lien Term Loan	10.60% (3M SOFR + 5.00%)	09/18/2026				5,943	5,966
CMG HoldCo, LLC		1st Lien Revolving Loan	10.08% (3M SOFR + 4.75%)	05/19/2028				388	388	(e)(h)
CMG HoldCo, LLC		1st Lien Term Loan	10.08% (3M SOFR + 4.75%)	05/19/2028				711	711	(e)(f)
CMG HoldCo, LLC		1st Lien Delay Draw Term Loan	10.08% (3M SOFR + 4.75%)	05/19/2028				1,694	1,693	(e)(h)
CST Holding Company		1st Lien Revolving Loan	10.44% (1M SOFR + 5.00%)	11/01/2028				8	8	(e)(h)

Semi Annual Report 2024	25

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2024 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d)  (continued)

				Maturity	Acquisition		Principal		Fair		% of Net
Company	Country(a)	Investment	Interest	Date	Date	Shares	Amount(a)		Value(a)		Assets
CST Holding Company		1st Lien Term Loan	10.44% (1M SOFR + 5.00%)	11/01/2028				$1,063	$1,063	(e)
ECG Bidco S.A.S.	France	1st Lien Term Loan	12.32% (3M SONIA + 7.00%)	10/02/2028				£9,567	12,094	(e)(f)
ECG Bidco S.A.S.	France	1st Lien Term Loan	10.94% (3M EURIBOR + 7.00%)	10/02/2028				€6,010	6,436	(e)(f)
ECG Bidco S.A.S.	France	1st Lien Delay Draw Term Loan		10/02/2028				€—	—	(e)(f)(h)
ECG Bidco S.A.S.	France	1st Lien Delay Draw Term Loan		02/01/2030				€—	—	(e)(g)(h)
ECG Bidco S.A.S.	France	1st Lien Delay Draw Term Loan	10.72% (3M EURIBOR + 7.00%)	02/01/2030				€17,736	18,994	(e)(g)
Equinox Holdings, Inc.		1st Lien Term Loan	13.58% (3M SOFR + 8.25%)	03/08/2029				41,747	40,703	(e)(f)(g)
Equinox Holdings, Inc.		2nd Lien Term Loan	16.00%	06/30/2027				3,512	3,407	(e)(g)
Essential Services Holding Corporation		1st Lien Revolving Loan		11/17/2025				—	—	(e)(h)
Essential Services Holding Corporation		1st Lien Revolving Loan		06/17/2030				—	—	(e)(h)
Essential Services Holding Corporation		1st Lien Term Loan	10.33% (1M SOFR + 5.00%)	06/17/2031				21,311	21,098	(e)(f)(g)
Essential Services Holding Corporation		1st Lien Delay Draw Term Loan		06/17/2031				—	—	(e)(g)(h)
Eternal Aus Bidco Pty Ltd	Australia	1st Lien Term Loan	10.64% (3M BBSY + 6.25%)	11/23/2029			AUD	1,834	1,224	(e)(g)
Eternal Aus Bidco Pty Ltd	Australia	1st Lien Delay Draw Term Loan		11/23/2029			AUD	—	—	(e)(g)(h)
EuroParcs Topholding B.V.	Netherlands	1st Lien Term Loan		07/03/2026				€2,653	2,187	(e)(j)
EuroParcs Topholding B.V.	Netherlands	1st Lien Delay Draw Term Loan		07/03/2026				€4,691	3,868	(e)(j)
Excel Fitness Holdings, Inc.		1st Lien Term Loan	10.83% (3M SOFR + 5.50%)	04/27/2029				756	755	(e)

26	Semi Annual Report 2024

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2024 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d)  (continued)

				Maturity	Acquisition		Principal		Fair		% of Net
Company	Country(a)	Investment	Interest	Date	Date	Shares	Amount(a)		Value(a)		Assets
Excel Fitness Holdings, Inc.		1st Lien Delay Draw Term Loan	10.83% (3M SOFR + 5.50%)	04/27/2029				$304	$304	(e)(h)
Family First Bidco Limited	United Kingdom	1st Lien Term Loan	12.50%	12/31/2029				£27	27	(e)
Flint Opco, LLC		1st Lien Revolving Loan		08/15/2029				—	—	(e)(h)
Flint Opco, LLC		1st Lien Term Loan	10.58% (3M SOFR + 5.25%)	08/15/2030				1,028	1,028	(e)
Flint Opco, LLC		1st Lien Delay Draw Term Loan	10.60% (3M SOFR + 5.25%)	08/15/2030				434	434	(e)
Flint Opco, LLC		1st Lien Delay Draw Term Loan	10.10% (1M SOFR + 4.75%)	08/15/2030				29	29	(e)(h)
GS SEER Group Borrower LLC		1st Lien Revolving Loan		04/30/2029				—	—	(e)(h)
GS SEER Group Borrower LLC		1st Lien Term Loan	12.08% (3M SOFR + 6.75%)	04/29/2030				322	322	(e)
GS SEER Group Borrower LLC		1st Lien Delay Draw Term Loan	12.08% (3M SOFR + 6.75%)	04/29/2030				60	60	(e)(h)
Helios Service Partners, LLC & Astra Service Partners, LLC		1st Lien Revolving Loan		03/19/2027				—	—	(e)(h)
Helios Service Partners, LLC & Astra Service Partners, LLC		1st Lien Term Loan	11.85% (3M SOFR + 6.25%)	03/19/2027				495	495	(e)
Helios Service Partners, LLC & Astra Service Partners, LLC		1st Lien Delay Draw Term Loan	11.85% (3M SOFR + 6.25%)	03/19/2027				760	760	(e)(h)
Infinity Home Services HoldCo, Inc.		1st Lien Revolving Loan	14.25% (PRIME + 5.75%)	12/28/2028				68	68	(e)(h)
Infinity Home Services HoldCo, Inc.		1st Lien Revolving Loan		12/28/2028			CAD	—	—	(e)(h)
Infinity Home Services HoldCo, Inc.		1st Lien Term Loan	12.18% (3M SOFR + 6.75%)	12/28/2028				3,358	3,358	(e)
Infinity Home Services HoldCo, Inc.		1st Lien Delay Draw Term Loan	12.19% (3M SOFR + 6.75%)	12/28/2028				1,040	1,040	(e)

Semi Annual Report 2024	27

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2024 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)	Fair Value(a)		% of Net Assets
Infinity Home Services HoldCo, Inc.		1st Lien Delay Draw Term Loan	10.96% (1M CDOR + 6.00%)	12/28/2028			$289	$290	(e)(h)
IRB Holding Corp.		1st Lien Term Loan	8.19% (1M SOFR + 2.75%)	12/15/2027			12,642	12,628
Leviathan Intermediate Holdco, LLC		1st Lien Revolving Loan		12/27/2027			—	—	(e)(h)
Leviathan Intermediate Holdco, LLC		1st Lien Term Loan	12.98% (3M SOFR + 7.50%)	12/27/2027			1,311	1,311	(e)
LGDN Bidco Limited	United Kingdom	1st Lien Term Loan	14.16% (3M SONIA + 8.84%)	12/09/2027			£2,114	2,673	(e)(f)
LGDN Bidco Limited	United Kingdom	1st Lien Delay Draw Term Loan		12/09/2027			£—	—	(e)(f)(h)
Mister Car Wash Holdings, Inc.		1st Lien Term Loan	8.34% (1M SOFR + 3.00%)	03/27/2031			8,300	8,321
Mustang Prospects Purchaser, LLC		1st Lien Revolving Loan		06/13/2031			—	—	(e)(h)
Mustang Prospects Purchaser, LLC		1st Lien Term Loan	10.33% (6M SOFR + 5.00%)	06/13/2031			1,505	1,490	(e)(f)
Mustang Prospects Purchaser, LLC		1st Lien Delay Draw Term Loan		06/13/2031			—	—	(e)(h)
Northwinds Holding, Inc.		1st Lien Revolving Loan	14.25% (PRIME + 5.75%)	05/01/2029			310	310	(e)(h)
Northwinds Holding, Inc.		1st Lien Term Loan	12.23% (3M SOFR + 6.75%)	05/01/2029			4,253	4,253	(e)
Northwinds Holding, Inc.		1st Lien Delay Draw Term Loan	12.23% (3M SOFR + 6.75%)	05/01/2029			2,305	2,304	(e)(h)
PCI Gaming Authority		1st Lien Term Loan		05/29/2026			3,200	3,192	(i)
PestCo, LLC		1st Lien Revolving Loan		02/17/2028			—	—	(e)(h)
PestCo, LLC		1st Lien Term Loan	11.48% (3M SOFR + 6.00%)	02/17/2028			395	395	(e)
PestCo, LLC		1st Lien Delay Draw Term Loan	11.48% (3M SOFR + 6.00%)	02/17/2028			26	26	(e)(h)
PG Polaris Bidco S.A.R.L.	Luxembourg	1st Lien Term Loan	8.83% (3M SOFR + 3.50%)	03/26/2031			6,000	6,033

28	Semi Annual Report 2024

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2024 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)	Fair Value(a)		% of Net Assets
Premiere Buyer, LLC		1st Lien Revolving Loan		05/01/2030			$—	$—	(e)(h)
Premiere Buyer, LLC		1st Lien Term Loan	10.08% (3M SOFR + 4.75%)	05/01/2031			3,579	3,526	(e)
Premiere Buyer, LLC		1st Lien Delay Draw Term Loan		05/01/2031			—	—	(e)(h)
Quick Quack Car Wash Holdings, LLC		1st Lien Revolving Loan		06/10/2031			—	—	(e)(h)
Quick Quack Car Wash Holdings, LLC		1st Lien Term Loan	10.09% (1M SOFR + 4.75%)	06/10/2031			1,613	1,589	(e)(f)
Quick Quack Car Wash Holdings, LLC		1st Lien Delay Draw Term Loan		06/10/2031			—	—	(e)(h)
Radiant Intermediate Holding, LLC		1st Lien Term Loan	11.20% (3M SOFR + 5.75%)	11/23/2026			494	454	(e)
Redwood Services, LLC		1st Lien Revolving Loan	11.98% (3M SOFR + 6.50%)	12/31/2027			106	106	(e)(h)
Redwood Services, LLC		1st Lien Term Loan	11.98% (3M SOFR + 6.50%)	12/31/2027			1,227	1,227	(e)(f)(g)
Redwood Services, LLC		1st Lien Delay Draw Term Loan	11.98% (3M SOFR + 6.50%)	12/31/2027			3,194	3,194	(e)(f)(g)
Redwood Services, LLC		1st Lien Delay Draw Term Loan	11.98% (3M SOFR + 6.50%)	12/31/2027			2,441	2,441	(e)(f)(h)
Redwood Services, LLC		1st Lien Delay Draw Term Loan		12/31/2027			—	—	(e)(g)(h)
Safe Home Security, Inc.		1st Lien Term Loan	12.71% (1M SOFR + 7.25%)	08/05/2024			1,267	1,267	(e)(f)
Safe Home Security, Inc.		1st Lien Delay Draw Term Loan	12.71% (1M SOFR + 7.25%)	08/05/2024			100	100	(e)
Service Logic Acquisition, Inc.		1st Lien Revolving Loan		10/30/2025			—	—	(e)(h)
Service Logic Acquisition, Inc.		1st Lien Term Loan	9.59% (1M SOFR + 4.00%)	10/29/2027			15,340	15,379
ST Athena Global Holdings Limited	United Kingdom	1st Lien Term Loan	10.59% (6M SONIA + 5.25%)	06/26/2030			1,894	2,358	(e)(f)

Semi Annual Report 2024	29

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2024 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)	Fair Value(a)		% of Net Assets
ST Athena Global LLC		1st Lien Revolving Loan	10.59% (6M SOFR + 5.25%)	06/26/2029			$58	$57	(e)(h)
ST Athena Global LLC		1st Lien Term Loan	10.59% (6M SOFR + 5.25%)	06/26/2030			3,983	3,924	(e)(f)
ST Athena Global LLC		1st Lien Delay Draw Term Loan		06/26/2030			—	—	(e)(h)
Station Casinos LLC		1st Lien Term Loan	7.59% (1M SOFR + 2.25%)	03/14/2031			6,387	6,380
Vertex Service Partners, LLC		1st Lien Revolving Loan	10.83% (1M SOFR + 5.50%)	11/08/2030			30	30	(e)(h)
Vertex Service Partners, LLC		1st Lien Term Loan	10.82% (3M SOFR + 5.50%)	11/08/2030			1,044	1,044	(e)
Vertex Service Partners, LLC		1st Lien Delay Draw Term Loan	10.82% (3M SOFR + 5.50%)	11/08/2030			1,432	1,432	(e)(h)
Witherslack Bidco Limited	United Kingdom	1st Lien Term Loan	12.01% (3M SONIA + 6.67%)	08/17/2028			£5,702	7,207	(e)(f)(g)
Witherslack Bidco Limited	United Kingdom	1st Lien Delay Draw Term Loan		08/17/2028			£—	—	(e)(g)(h)
YE Brands Holdings, LLC		1st Lien Revolving Loan		10/18/2027			—	—	(e)(h)
YE Brands Holdings, LLC		1st Lien Term Loan	10.93% (3M SOFR + 5.50%)	10/18/2027			1,055	1,055	(e)(f)
YE Brands Holdings, LLC		1st Lien Term Loan	11.18% (3M SOFR + 5.75%)	10/18/2027			1,135	1,135	(e)(f)
YE Brands Holdings, LLC		1st Lien Delay Draw Term Loan	11.18% (3M SOFR + 5.75%)	10/18/2027			227	227	(e)(h)
								318,026		8.26%
Consumer Staples Distribution and Retail
BGI Purchaser, Inc.		1st Lien Revolving Loan	9.35% (3M SOFR + 4.00%)	05/31/2030			2,856	2,813	(e)
BGI Purchaser, Inc.		1st Lien Revolving Loan	9.34% (1M SOFR + 4.00%)	05/31/2030			104	103	(e)(h)
BGI Purchaser, Inc.		1st Lien Term Loan	10.35% (3M SOFR + 5.00%)	06/02/2031			3,627	3,572	(e)(f)(g)

30	Semi Annual Report 2024

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2024 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)	Fair Value(a)		% of Net Assets
BGI Purchaser, Inc.		1st Lien Delay Draw Term Loan		06/02/2031			$—	$—	(e)(g)(h)
BR PJK Produce, LLC		1st Lien Delay Draw Term Loan	11.45% (3M SOFR + 6.00%)	11/15/2027			261	261	(e)(h)
Continental Cafe, LLC		1st Lien Revolving Loan	11.44% (1M SOFR + 6.00%)	11/30/2027			590	590	(e)(h)
Continental Cafe, LLC		1st Lien Term Loan	11.44% (1M SOFR + 6.00%)	11/30/2027			7,497	7,497	(e)(f)
Continental Cafe, LLC		1st Lien Term Loan	11.69% (1M SOFR + 6.25%)	11/30/2027			804	803	(e)
Continental Cafe, LLC		1st Lien Term Loan	11.48% (3M SOFR + 6.00%)	11/30/2027			358	358	(e)(f)
Continental Cafe, LLC		1st Lien Delay Draw Term Loan	11.44% (1M SOFR + 6.00%)	11/30/2027			2,760	2,760	(e)
DecoPac, Inc.		1st Lien Revolving Loan	11.48% (3M SOFR + 6.00%)	05/14/2026			715	715	(e)(h)
DecoPac, Inc.		1st Lien Term Loan	11.48% (3M SOFR + 6.00%)	05/15/2028			21,684	21,684	(e)(f)(g)
LJ Perimeter Buyer, Inc.		1st Lien Term Loan	11.98% (3M SOFR + 6.50%)	10/31/2028			3,233	3,136	(e)
LJ Perimeter Buyer, Inc.		1st Lien Delay Draw Term Loan	11.99% (3M SOFR + 6.50%)	10/31/2028			416	403	(e)(h)
Mr. Greens Intermediate, LLC		1st Lien Revolving Loan		05/01/2029			—	—	(e)(h)
Mr. Greens Intermediate, LLC		1st Lien Term Loan	11.68% (1M SOFR + 6.25%)	05/01/2029			2,303	2,303	(e)
Mr. Greens Intermediate, LLC		1st Lien Delay Draw Term Loan		05/01/2029			—	—	(e)(h)
SFE Intermediate HoldCo LLC		1st Lien Term Loan	11.48% (3M SOFR + 6.00%)	07/31/2026			2,053	2,053	(e)(f)
Worldwide Produce Acquisition, LLC		1st Lien Revolving Loan		01/18/2029			—	—	(e)(h)
Worldwide Produce Acquisition, LLC		1st Lien Term Loan	11.58% (3M SOFR + 6.25%)	01/18/2029			142	141	(e)

Semi Annual Report 2024	31

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2024 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)		Fair Value(a)		% of Net Assets
Worldwide Produce Acquisition, LLC		1st Lien Delay Draw Term Loan	11.58% (3M SOFR + 6.25%)	01/18/2029				$51	$50	(e)
ZB Holdco LLC		1st Lien Revolving Loan	11.00% (3M SOFR + 5.50%)	02/09/2028				204	204	(e)(h)
ZB Holdco LLC		1st Lien Term Loan	10.98% (3M SOFR + 5.50%)	02/09/2028				1,947	1,947	(e)(f)
ZB Holdco LLC		1st Lien Delay Draw Term Loan	10.98% (3M SOFR + 5.50%)	02/09/2028				1,203	1,203	(e)(h)
									52,596		1.37%
Energy
Cheyenne Petroleum Company Limited Partnership, CPC 2001 LLC and Mill Shoals LLC		1st Lien Term Loan	14.43% (3M SOFR + 9.00%)	11/16/2026				5,772	5,772	(e)
Cheyenne Petroleum Company Limited Partnership, CPC 2001 LLC and Mill Shoals LLC		1st Lien Delay Draw Term Loan		11/16/2026				—	—	(e)(h)
Enviva Inc.		1st Lien Revolving Loan	10.00% (6M SOFR + 1.50%)	06/30/2027				5,074	5,125	(h)
Enviva Inc.		1st Lien Delay Draw Term Loan	13.34% (6M SOFR + 8.00%)	12/13/2024				3,900	4,485	(e)(h)
GNZ Energy Bidco Limited	New Zealand	1st Lien Delay Draw Term Loan	11.68% (3M BKBM + 6.00%)	07/26/2027			NZD	19,293	11,752	(e)(f)
GNZ Energy Bidco Limited	New Zealand	1st Lien Delay Draw Term Loan		07/26/2027			NZD	—	—	(e)(h)
Gulf Finance, LLC		1st Lien Term Loan	11.69% (1M SOFR + 6.25%)	08/25/2026				3,261	3,278
Halcon Holdings, LLC		1st Lien Term Loan	12.98% (3M SOFR + 7.50%)	11/24/2025				8,191	8,191	(e)
Halcon Holdings, LLC		1st Lien Delay Draw Term Loan	12.98% (3M SOFR + 7.50%)	11/24/2025				1,545	1,546	(e)

32	Semi Annual Report 2024

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2024 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)	Fair Value(a)		% of Net Assets
HighPeak Energy, Inc.		1st Lien Term Loan	12.98% (3M SOFR + 7.50%)	09/30/2026			$14,759	$14,759	(e)
Offen, Inc.		1st Lien Term Loan	10.46% (1M SOFR + 5.00%)	06/22/2026			2,643	2,643	(e)(f)
Offen, Inc.		1st Lien Delay Draw Term Loan	10.46% (1M SOFR + 5.00%)	06/22/2026			13,575	13,575	(e)(f)
Prairie ECI Acquiror LP		1st Lien Term Loan	10.09% (1M SOFR + 4.75%)	08/01/2029			7,288	7,283
PX HoldCo3 Limited	United Kingdom	1st Lien Delay Draw Term Loan	11.84% (3M SONIA + 6.50%)	04/27/2027			£2,947	3,726	(e)(f)(g)
PX HoldCo3 Limited	United Kingdom	1st Lien Delay Draw Term Loan	11.70% (3M SONIA + 6.50%)	04/27/2027			£221	279	(e)(g)
TransMontaigne Operating Company L.P.		1st Lien Term Loan	8.96% (1M SOFR + 3.50%)	11/17/2028			7,000	7,009
								89,423		2.32%
Financial Services
Alpha Luxco 2 Sarl	Luxembourg	1st Lien Delay Draw Term Loan	10.73% (6M EURIBOR + 5.50%)	01/09/2025			€1,041	1,115	(e)(f)(g)
Antenore Bidco SpA	Italy	1st Lien Delay Draw Term Loan		11/02/2031			€—	—	(e)(h)
AQ Sage Buyer, LLC		1st Lien Revolving Loan	11.51% (3M SOFR + 6.00%)	01/26/2026			12	11	(e)(h)
AQ Sage Buyer, LLC		1st Lien Delay Draw Term Loan	11.51% (6M SOFR + 6.00%)	01/25/2027			254	247	(e)
Arete Bidco Limited	Jersey	1st Lien Term Loan	12.13% (3M SONIA + 6.93%)	05/08/2031			2,590	3,274	(e)(g)
Arete Bidco Limited	Jersey	1st Lien Delay Draw Term Loan	12.15% (6M SONIA + 6.93%)	05/08/2031			77	97	(e)(g)(h)
AssetMark Financial Holdings, Inc.		1st Lien Term Loan		06/03/2031			15,000	15,000	(i)
BCC Blueprint Holdings I, LLC		1st Lien Term Loan	12.24% (3M SOFR + 6.75%)	09/15/2027			7,377	7,377	(e)
Beacon Pointe Harmony, LLC		1st Lien Revolving Loan		12/29/2027			—	—	(e)(h)

Semi Annual Report 2024	33

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2024 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)	Fair Value(a)		% of Net Assets
Beacon Pointe Harmony, LLC		1st Lien Term Loan	10.84% (1M SOFR + 5.50%)	12/29/2028			$6,016	$6,016	(e)(f)
Beacon Pointe Harmony, LLC		1st Lien Delay Draw Term Loan	10.84% (1M SOFR + 5.50%)	12/29/2028			4,340	4,340	(e)(h)
Beacon Pointe Harmony, LLC		1st Lien Delay Draw Term Loan		12/29/2028			—	—	(e)(h)(i)
BlauwTrust Holding B.V.	Netherlands	1st Lien Delay Draw Term Loan	10.72% (3M EURIBOR + 7.00%)	01/08/2029			€6,114	6,548	(e)(f)(g)
Brokers Alliance S.L.	Spain	1st Lien Term Loan	9.72% (3M EURIBOR + 6.00%)	04/09/2029			€845	905	(e)(f)(g)
Brokers Alliance S.L.	Spain	1st Lien Term Loan	10.72% (3M EURIBOR + 7.00%)	04/09/2029			€1,989	2,130	(e)(g)
Brokers Alliance S.L.	Spain	1st Lien Delay Draw Term Loan	9.72% (3M EURIBOR + 6.00%)	04/09/2029			€1,539	1,648	(e)(g)
Brokers Alliance S.L.	Spain	1st Lien Delay Draw Term Loan	10.72% (3M EURIBOR + 7.00%)	04/09/2029			€213	228	(e)(g)(h)
Cliffwater LLC		1st Lien Revolving Loan		10/07/2030			—	—	(e)(h)
Cliffwater LLC		1st Lien Term Loan	10.84% (1M SOFR + 5.50%)	10/07/2030			685	685	(e)
Convera International Financial S.a r.l.	Luxembourg	1st Lien Term Loan	11.48% (3M SOFR + 6.00%)	03/01/2028			25,289	25,289	(e)(f)
Convera International Holdings Limited	Jersey	1st Lien Revolving Loan		03/01/2027			—	—	(e)(h)
Edelman Financial Engines Center, LLC, The		1st Lien Term Loan	8.59% (1M SOFR + 3.25%)	04/07/2028			22,949	22,970
Edelman Financial Engines Center, LLC, The		2nd Lien Term Loan	10.59% (1M SOFR + 5.25%)	10/06/2028			20,000	19,997
Focus Financial Partners, LLC		1st Lien Term Loan	8.09% (1M SOFR + 2.75%)	06/30/2028			8,940	8,925
GC Waves Holdings, Inc.		1st Lien Revolving Loan		08/10/2029			—	—	(e)(h)

34	Semi Annual Report 2024

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2024 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)	Fair Value(a)		% of Net Assets
GC Waves Holdings, Inc.		1st Lien Term Loan	10.69% (1M SOFR + 5.25%)	08/10/2029			$999	$999	(e)
GC Waves Holdings, Inc.		1st Lien Delay Draw Term Loan	11.44% (1M SOFR + 6.00%)	08/10/2029			883	883	(e)(h)
GC Waves Holdings, Inc.		1st Lien Delay Draw Term Loan	10.69% (1M SOFR + 5.25%)	08/10/2029			8	8	(e)
GTCR F Buyer Corp.		1st Lien Revolving Loan		09/06/2029			—	—	(e)(h)
GTCR F Buyer Corp.		1st Lien Term Loan	11.08% (3M SOFR + 5.75%)	09/06/2030			895	894	(e)
GTCR F Buyer Corp.		1st Lien Delay Draw Term Loan	11.08% (3M SOFR + 5.75%)	09/06/2030			136	136	(e)(h)
GTCR W Merger Sub LLC		1st Lien Term Loan	8.33% (3M SOFR + 3.00%)	01/31/2031			15,500	15,498
HighTower Holding, LLC		1st Lien Term Loan	9.59% (3M SOFR + 4.00%)	04/21/2028			5,465	5,471
IVC Acquisition Ltd	United Kingdom	1st Lien Term Loan	8.80% (6M EURIBOR + 5.00%)	12/12/2028			6,022	6,427
Jewel Bidco Limited	United Kingdom	1st Lien Term Loan	12.32% (6M SONIA + 6.75%)	07/24/2028			6,203	7,841	(e)(f)
Jewel Bidco Limited	United Kingdom	1st Lien Delay Draw Term Loan	12.30% (6M SONIA + 6.75%)	07/24/2028			3,797	4,800	(e)
The Mather Group, LLC		1st Lien Revolving Loan	13.50% (PRIME + 5.00%)	03/31/2028			350	343	(e)(h)
The Mather Group, LLC		1st Lien Term Loan	11.51% (6M SOFR + 6.00%)	03/31/2028			4,913	4,814	(e)(f)
The Mather Group, LLC		1st Lien Delay Draw Term Loan	11.40% (3M SOFR + 6.00%)	03/31/2028			1,976	1,937	(e)(h)
Monica Holdco (US), Inc.		1st Lien Revolving Loan	11.74% (3M SOFR + 6.25%)	01/08/2026			1,002	1,002	(e)(h)
Monica Holdco (US), Inc.		1st Lien Term Loan	11.73% (3M SOFR + 6.25%)	01/07/2028			7,973	7,973	(e)(f)
Pathstone Family Office LLC		1st Lien Revolving Loan		05/15/2028			—	—	(e)(h)

Semi Annual Report 2024	35

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2024 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)	Fair Value(a)		% of Net Assets
Pathstone Family Office LLC		1st Lien Term Loan	10.42% (1M SOFR + 5.00%)	05/15/2029			$3,585	$3,585	(e)(f)
Pathstone Family Office LLC		1st Lien Term Loan	10.44% (1M SOFR + 5.00%)	05/15/2029			76	76	(e)
Pathstone Family Office LLC		1st Lien Delay Draw Term Loan	10.42% (3M SOFR + 5.00%)	05/15/2029			258	258	(e)(f)
Pathstone Family Office LLC		1st Lien Delay Draw Term Loan		05/15/2029			—	—	(e)(h)
PCIA SPV-3, LLC		1st Lien Revolving Loan		08/01/2029			—	—	(e)(h)
PCIA SPV-3, LLC		1st Lien Term Loan	11.58% (3M SOFR + 6.25%)	08/01/2029			1,509	1,508	(e)
PCIA SPV-3, LLC		1st Lien Delay Draw Term Loan	11.58% (3M SOFR + 6.25%)	08/01/2029			265	265	(e)(h)
PCS Midco, Inc.		1st Lien Revolving Loan	11.10% (3M SOFR + 5.75%)	03/01/2030			13	12	(e)(h)
PCS Midco, Inc.		1st Lien Term Loan	11.10% (3M SOFR + 5.75%)	03/01/2030			1,025	1,005	(e)(g)
PCS Midco, Inc.		1st Lien Delay Draw Term Loan	11.10% (3M SOFR + 5.75%)	03/01/2030			36	36	(e)(h)
Pegasus (Bidco) Limited	Jersey	1st Lien Term Loan	12.77% (6M SONIA + 7.25%)	04/04/2029			£4,125	4,953	(e)(f)
Pegasus (Bidco) Limited	Jersey	1st Lien Delay Draw Term Loan	12.72% (6M SONIA + 7.20%)	04/04/2029			£822	987	(e)
Perigon Wealth Management, LLC		1st Lien Revolving Loan		03/28/2031			—	—	(e)(h)
Perigon Wealth Management, LLC		1st Lien Term Loan	11.09% (1M SOFR + 5.75%)	03/28/2031			2,032	1,991	(e)(f)
Perigon Wealth Management, LLC		1st Lien Delay Draw Term Loan	11.10% (1M SOFR + 5.75%)	03/28/2031			60	59	(e)(h)
Plutus Bidco Limited	Jersey	1st Lien Term Loan	10.95% (6M SONIA + 5.75%)	09/21/2028			£5,250	6,637	(e)(g)

36	Semi Annual Report 2024

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2024 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)		Fair Value(a)		% of Net Assets
Plutus Bidco Limited	Jersey	1st Lien Delay Draw Term Loan	10.95% (6M SONIA + 5.75%)	09/21/2028				£1,750	$2,212	(e)(g)
ProFund S.a r.l.	Poland	1st Lien Term Loan	9.67% (6M EURIBOR + 6.00%)	12/03/2027				€2,164	2,317	(e)(f)
ProFund S.a r.l.	Poland	1st Lien Delay Draw Term Loan	9.67% (6M EURIBOR + 6.00%)	12/03/2027				€90	97	(e)(h)
ProFund S.a r.l.	Poland	1st Lien Delay Draw Term Loan	11.76% (6M WIBOR + 6.00%)	12/03/2027			PLN	15,023	3,732	(e)
RFS Opco LLC		1st Lien Term Loan	10.33% (3M SOFR + 5.00%)	04/04/2031				6,231	6,168	(e)(f)
Steward Partners Global Advisory, LLC		1st Lien Term Loan	10.97% (3M SOFR + 5.50%)	10/16/2028				387	387	(e)(f)
Steward Partners Global Advisory, LLC		1st Lien Delay Draw Term Loan	11.05% (6M SOFR + 5.50%)	10/16/2028				89	89	(e)(h)
TK Elevator Midco GmbH	Germany	1st Lien Term Loan	8.79% (6M SOFR + 3.50%)	04/30/2030				€5,064	5,086
TK Elevator Midco GmbH	Germany	1st Lien Term Loan	7.93% (6M EURIBOR + 4.00%)	04/30/2030				6,000	6,408
Toscafund Limited	United Kingdom	1st Lien Delay Draw Term Loan	13.52% (6M SONIA + 8.00%)	04/02/2025				£1,980	2,503	(e)(f)
Trustly AB	Sweden	1st Lien Term Loan	10.47% (3M STIBOR + 6.75%)	06/30/2025			SEK	5,500	519	(e)
Trustly AB	Sweden	1st Lien Delay Draw Term Loan	10.47% (3M STIBOR + 6.75%)	06/30/2025			SEK	2,700	255	(e)
The Ultimus Group Midco, LLC		1st Lien Revolving Loan		03/07/2030				—	—	(e)(h)
The Ultimus Group Midco, LLC		1st Lien Term Loan	10.93% (3M SOFR + 5.50%)	03/07/2031				3,002	2,972	(e)(f)
The Ultimus Group Midco, LLC		1st Lien Delay Draw Term Loan		03/07/2031				—	—	(e)(h)
Waverly Advisors, LLC		1st Lien Revolving Loan	11.23% (3M SOFR + 5.75%)	03/01/2028				200	200	(e)(h)
Waverly Advisors, LLC		1st Lien Term Loan	11.23% (3M SOFR + 5.75%)	03/01/2028				2,021	2,021	(e)(f)

Semi Annual Report 2024	37

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2024 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

				Maturity	Acquisition		Principal	Fair		% of Net
Company	Country(a)	Investment	Interest	Date	Date	Shares	Amount(a)	Value(a)		Assets
Waverly Advisors, LLC		1st Lien Delay Draw Term Loan	11.23% (3M SOFR + 5.75%)	03/01/2028			$1,477	$1,477	(e)
Waverly Advisors, LLC		1st Lien Delay Draw Term Loan	10.98% (3M SOFR + 5.50%)	03/01/2028			582	582	(e)(h)
Wealth Enhancement Group, LLC		1st Lien Revolving Loan		10/04/2027			—	—	(e)(h)
Wealth Enhancement Group, LLC		1st Lien Term Loan	10.83% (3M SOFR + 5.50%)	10/04/2027			3,396	3,396	(e)(f)
Wealth Enhancement Group, LLC		1st Lien Delay Draw Term Loan	10.84% (3M SOFR + 5.50%)	10/04/2027			14,505	14,505	(e)(f)(h)
								262,126		6.81%
Food, Beverage and Tobacco
8th Avenue Food & Provisions, Inc.		1st Lien Term Loan	9.21% (1M SOFR + 3.75%)	10/01/2025			9,876	9,351
B&G Foods Inc		1st Lien Term Loan		10/10/2029			4,750	4,703	(e)(i)
Berner Food & Beverage, LLC		1st Lien Revolving Loan	10.94% (1M SOFR + 5.50%)	07/30/2026			172	172	(e)(h)
Berner Food & Beverage, LLC		1st Lien Term Loan	10.98% (3M SOFR + 5.50%)	07/30/2027			2,574	2,574	(e)(f)
CHG PPC Parent LLC		2nd Lien Term Loan	12.21% (1M SOFR + 6.75%)	12/10/2029			3,000	3,000	(e)(f)
Chobani, LLC		1st Lien Term Loan	8.71% (1M SOFR + 3.25%)	10/25/2027			4,171	4,180
Chobani, LLC		1st Lien Term Loan	9.08% (1M SOFR + 3.75%)	10/25/2027			6,468	6,492
City Line Distributors LLC		1st Lien Revolving Loan		08/31/2028			—	—	(e)(h)
City Line Distributors LLC		1st Lien Term Loan	11.46% (1M SOFR + 6.00%)	08/31/2028			313	313	(e)
City Line Distributors LLC		1st Lien Delay Draw Term Loan	11.44% (1M SOFR + 6.00%)	08/31/2028			126	126	(e)
Demakes Borrower, LLC		1st Lien Term Loan	11.55% (3M SOFR + 6.25%)	12/12/2029			956	956	(e)(f)

38	Semi Annual Report 2024

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2024 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)	Fair Value(a)		% of Net Assets
Demakes Borrower, LLC		1st Lien Delay Draw Term Loan		12/12/2029			$—	$—	(e)(h)
Florida Food Products, LLC		1st Lien Term Loan	10.46% (1M SOFR + 5.00%)	10/18/2028			37	33	(e)
Florida Food Products, LLC		2nd Lien Term Loan	13.46% (1M SOFR + 8.00%)	10/18/2029			7,299	6,496	(e)
Gotham Greens Holdings, PBC		1st Lien Term Loan	14.69% (1M SOFR +9.25%)	12/29/2026			6,658	6,658	(e)
Gotham Greens Holdings, PBC		1st Lien Delay Draw Term Loan	14.69% (1M SOFR + 9.25%)	12/29/2026			8,535	8,535	(e)
KNPC Holdco, LLC		1st Lien Term Loan	10.78% (3M SOFR + 5.50%)	10/22/2029			2,044	2,044	(e)(f)
KNPC Holdco, LLC		1st Lien Term Loan	12.03% (3M SOFR + 6.75%)	10/22/2029			488	488	(e)
KNPC Holdco, LLC		1st Lien Term Loan	11.28% (6M SOFR + 6.00%)	10/22/2029			475	475	(e)
Quirch Foods Holdings, LLC		1st Lien Term Loan	10.64% (3M SOFR + 5.00%)	10/27/2027			7,209	7,001	(e)
RB Holdings Interco, LLC		1st Lien Revolving Loan	10.47% (3M SOFR + 5.00%)	05/04/2028			488	483	(e)(h)
RB Holdings Interco, LLC		1st Lien Term Loan	10.47% (3M SOFR + 5.00%)	05/04/2028			3,713	3,676	(e)(f)
Sigma Holdco BV	Netherlands	1st Lien Term Loan	10.18% (3M SOFR + 4.75%)	01/02/2028			4	4
Sugar PPC Buyer LLC		1st Lien Term Loan	11.33% (1M SOFR + 6.00%)	10/02/2030			2,149	2,149	(e)
Sugar PPC Buyer LLC		1st Lien Delay Draw Term Loan	11.33% (1M SOFR + 6.00%)	10/02/2030			595	595	(e)(h)
Watermill Express, LLC		1st Lien Revolving Loan	11.22% (3M SOFR+ 5.75%)	07/05/2029			142	142	(e)(h)
Watermill Express, LLC		1st Lien Term Loan	11.23% (3M SOFR + 5.75%)	07/05/2029			2,797	2,797	(e)(f)
Watermill Express, LLC		1st Lien Delay Draw Term Loan	11.23% (3M SOFR + 5.75%)	07/05/2029			426	426	(e)

Semi Annual Report 2024	39

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2024 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)	Fair Value(a)		% of Net Assets
Winebow Holdings, Inc.		1st Lien Term Loan	11.69% (1M SOFR + 6.25%)	07/01/2025			$3,353	$3,118	(e)(f)
								76,987		2.00%
Health Care Equipment and Services
Agiliti Health, Inc.		1st Lien Term Loan	8.30% (3M SOFR + 3.00%)	05/01/2030			10,996	10,941
AmeriVet Partners Management, Inc.		1st Lien Term Loan	0.165	12/02/2030			7,130	7,130	(e)(g)
AmeriVet Partners Management, Inc.		1st Lien Delay Draw Term Loan	0.165	12/02/2030			1,149	1,149	(e)(g)(h)
Amethyst Radiotherapy Group B.V.	Netherlands	1st Lien Term Loan	8.90% (1M EURIBOR + 5.25%)	04/29/2031			1,000	1,071	(e)(g)
Amethyst Radiotherapy Group B.V.	Netherlands	1st Lien Delay Draw Term Loan		04/29/2031			—	—	(e)(g)(h)
Artivion, Inc.		1st Lien Revolving Loan	9.33% (3M SOFR + 4.00%)	01/18/2030			168	167	(e)(h)
Artivion, Inc.		1st Lien Term Loan	11.83% (3M SOFR + 6.50%)	01/18/2030			2,278	2,278	(e)(f)
Artivion, Inc.		1st Lien Delay Draw Term Loan		01/18/2030			—	—	(e)(h)
athenahealth Group Inc.		1st Lien Revolving Loan		02/15/2027			—	—	(e)(h)
athenahealth Group Inc.		1st Lien Term Loan	8.59% (1M SOFR + 3.25%)	02/15/2029			7,985	7,950
Avalign Technologies, Inc.		1st Lien Revolving Loan		12/20/2028			—	—	(e)(h)
Avalign Technologies, Inc.		1st Lien Term Loan	12.60% (3M SOFR + 7.25%)	12/20/2028			1,664	1,631	(e)(f)(g)
Bracket Intermediate Holding Corp.		1st Lien Term Loan	10.43% (3M SOFR + 5.00%)	05/08/2028			14,332	14,374
CEP V I 5 UK Limited	United Kingdom	1st Lien Delay Draw Term Loan	13.27% (6M SOFR + 8.00%)	02/18/2027			26,856	24,170	(e)(f)

40	Semi Annual Report 2024

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2024 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)	Fair Value(a)		% of Net Assets
CNT Holdings I Corp		1st Lien Term Loan	8.83% (3M SOFR + 3.50%)	11/08/2027			$6,184	$6,194
Color Intermediate, LLC		1st Lien Term Loan	10.93% (3M SOFR + 5.50%)	10/04/2029			1,841	1,841	(e)(f)
Comprehensive EyeCare Partners, LLC		1st Lien Revolving Loan	12.10% (3M SOFR + 6.50%)	02/14/2025			1	1	(e)
Comprehensive EyeCare Partners, LLC		1st Lien Term Loan	12.10% (3M SOFR + 6.50%)	02/14/2025			986	888	(e)(f)
Comprehensive EyeCare Partners, LLC		1st Lien Delay Draw Term Loan	12.10% (3M SOFR + 6.50%)	02/14/2025			694	624	(e)(f)
Convey Health Solutions, Inc.		1st Lien Term Loan	10.68% (3M SOFR + 5.25%)	09/04/2026			2,651	2,147	(e)(f)
Crown CT Parent Inc.		1st Lien Revolving Loan	10.98% (3M SOFR + 5.50%)	03/08/2028			181	177	(e)(h)
Crown CT Parent Inc.		1st Lien Term Loan	10.98% (3M SOFR + 5.50%)	03/08/2029			8,131	7,969	(e)(f)
CVP Holdco, Inc.		1st Lien Revolving Loan		06/28/2030			—	—	(e)(h)
CVP Holdco, Inc.		1st Lien Term Loan	10.34% (6M SOFR + 5.00%)	06/30/2031			19,710	19,513	(e)(f)(g)
CVP Holdco, Inc.		1st Lien Delay Draw Term Loan		06/30/2031			—	—	(e)(g)(h)
Datix Bidco Limited	United Kingdom	1st Lien Revolving Loan		10/30/2030			—	—	(e)(h)
Datix Bidco Limited	United Kingdom	1st Lien Term Loan	10.81% (6M SOFR + 5.50%)	04/30/2031			5,965	5,846	(e)(g)
Datix Bidco Limited	United Kingdom	1st Lien Term Loan	10.74% (6M SONIA + 5.50%)	04/30/2031			3,289	4,075	(e)(g)
Datix Bidco Limited	United Kingdom	1st Lien Delay Draw Term Loan		04/30/2031			—	—	(e)(g)(h)
Electron Bidco Inc.		1st Lien Term Loan	8.46% (1M SOFR + 3.00%)	11/01/2028			9,925	9,916
Empower Payments Investor, LLC		1st Lien Revolving Loan		03/12/2030			—	—	(e)(h)

Semi Annual Report 2024	41

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2024 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)	Fair Value(a)		% of Net Assets
Empower Payments Investor, LLC		1st Lien Term Loan	10.48% (6M SOFR + 5.25%)	03/12/2031			$477	$468	(e)(f)
Empower Payments Investor, LLC		1st Lien Delay Draw Term Loan		03/12/2031			—	—	(e)(h)
Envisage Dental UK Limited	United Kingdom	1st Lien Term Loan	12.74% (3M SONIA + 7.50%)	02/07/2031			£2,500	3,160	(e)(g)
Envisage Dental UK Limited	United Kingdom	1st Lien Delay Draw Term Loan	12.74% (3M SONIA + 7.50%)	02/07/2031			£1,030	1,302	(e)(g)(h)
Evolent Health LLC		1st Lien Revolving Loan	9.45% (1M SOFR + 4.00%)	01/22/2029			1	1	(e)(h)
Floss Bidco Limited	United Kingdom	1st Lien Term Loan	12.85% (1M SONIA + 7.38%)	09/07/2026			£473	568	(e)(f)
Floss Bidco Limited	United Kingdom	1st Lien Term Loan	12.23% (1M SONIA + 7.00%)	09/07/2026			£361	433	(e)(f)
Gainwell Acquisition Corp.		1st Lien Term Loan	9.43% (3M SOFR + 4.00%)	10/01/2027			14,460	13,984
Global Medical Response, Inc.		1st Lien Term Loan	10.85% (3M SOFR + 5.50%)	10/31/2028			16,051	15,518	(g)
HuFriedy Group Acquisition LLC		1st Lien Revolving Loan		05/31/2030			—	—	(e)(g)(h)
HuFriedy Group Acquisition LLC		1st Lien Term Loan	10.85% (6M SOFR + 5.50%)	05/30/2031			19,342	18,955	(e)(g)
HuFriedy Group Acquisition LLC		1st Lien Delay Draw Term Loan		05/30/2031			—	—	(e)(g)(h)
LifeScan Global Corporation		1st Lien Term Loan		12/31/2026			3,510	1,617	(j)
LifeScan Global Corporation		2nd Lien Term Loan		03/31/2027			5,692	285	(e)(j)
Mamba Purchaser, Inc.		1st Lien Term Loan	8.58% (1M SOFR + 3.25%)	10/16/2028			9,992	9,982
MED ParentCo, LP		1st Lien Term Loan	9.34% (1M SOFR + 4.00%)	04/15/2031			6,100	6,092
Medline Borrower, LP		1st Lien Term Loan	8.09% (1M SOFR + 2.75%)	10/23/2028			4,345	4,351
Medline Borrower, LP		1st Lien Term Loan		10/23/2028			7,400	7,400	(i)

42	Semi Annual Report 2024

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2024 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)	Fair Value(a)		% of Net Assets
Medmark Services Inc		1st Lien Term Loan	10.60% (3M SOFR + 5.00%)	06/11/2027			$1,773	$1,684	(e)(f)
Medmark Services Inc		1st Lien Delay Draw Term Loan	10.60% (3M SOFR + 5.00%)	06/11/2027			1,516	1,440	(e)(f)
Medmark Services Inc		2nd Lien Term Loan	14.10% (3M SOFR + 8.50%)	06/11/2028			9,139	8,043	(e)
Medmark Services Inc		2nd Lien Delay Draw Term Loan	14.10% (3M SOFR + 8.50%)	06/11/2028			4,897	4,309	(e)
Network Bidco B.V.	Netherlands	1st Lien Term Loan	9.55% (3M EURIBOR + 5.83%)	05/14/2029			€5,778	6,188	(e)(f)
Network Bidco B.V.	Netherlands	1st Lien Delay Draw Term Loan	9.08% (3M EURIBOR + 5.25%)	05/14/2029			€870	931	(e)(h)
Next Holdco, LLC		1st Lien Revolving Loan		11/09/2029			—	—	(e)(h)
Next Holdco, LLC		1st Lien Term Loan	11.32% (3M SOFR + 6.00%)	11/11/2030			993	993	(e)(f)
Next Holdco, LLC		1st Lien Delay Draw Term Loan		11/11/2030			—	—	(e)(h)
NextCare, Inc.		2nd Lien Term Loan	15.98% (3M SOFR + 10.50%)	12/31/2024			7,517	7,517	(e)(f)(g)
Nomi Health, Inc.		1st Lien Term Loan	13.55% (3M SOFR + 8.25%)	07/21/2028			2,495	2,445	(e)
Nomi Health, Inc.		1st Lien Term Loan	13.59% (3M SOFR + 8.25%)	07/21/2028			1,494	1,465	(e)(f)
NSPC Intermediate Corp.		1st Lien Term Loan		02/13/2026			100	—	(e)(j)
Olympia Acquisition, Inc.		1st Lien Term Loan		02/26/2027			3,745	2,022	(e)(j)
Olympia Acquisition, Inc.		1st Lien Delay Draw Term Loan		02/26/2027			576	311	(e)(j)
Olympia Acquisition, Inc.		1st Lien Delay Draw Term Loan	14.99% (3M SOFR + 9.50%)	02/26/2027			202	202	(e)(h)
OMH-HealthEdge Holdings, LLC		1st Lien Revolving Loan		10/08/2029			—	—	(e)(h)

Semi Annual Report 2024	43

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2024 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)	Fair Value(a)		% of Net Assets
OMH-HealthEdge Holdings, LLC		1st Lien Term Loan	11.23% (3M SOFR + 6.00%)	10/08/2029			$8,081	$8,081	(e)
Paragon 28, Inc.		1st Lien Revolving Loan	9.30% (3M SOFR + 4.00%)	11/02/2028			1	1	(e)(h)
Paragon 28, Inc.		1st Lien Term Loan	12.05% (3M SOFR + 6.75%)	11/02/2028			3,652	3,560	(e)(g)
Paragon 28, Inc.		1st Lien Delay Draw Term Loan		11/02/2028			—	—	(e)(g)(h)
Pluto Acquisition I, Inc.		1st Lien Term Loan	9.33% (3M SOFR + 4.00%)	09/20/2028			21,308	18,964	(e)(f)(g)
Premise Health Holding Corp.		1st Lien Revolving Loan		03/01/2030			—	—	(e)(h)
Premise Health Holding Corp.		1st Lien Term Loan	10.76% (3M SOFR + 5.50%)	03/03/2031			2,675	2,634	(e)(f)
Prime Dental Alliance B.V.	Netherlands	1st Lien Term Loan	10.97% (3M EURIBOR + 7.25%)	06/21/2027			€2,200	2,356	(e)(f)
Prime Dental Alliance B.V.	Netherlands	1st Lien Term Loan	11.22% (3M EURIBOR + 7.50%)	06/21/2027			€953	1,021	(e)
Prime Dental Alliance B.V.	Netherlands	1st Lien Delay Draw Term Loan	10.97% (3M EURIBOR + 7.25%)	06/21/2027			€1,654	1,772	(e)
Prime Dental Alliance B.V.	Netherlands	1st Lien Delay Draw Term Loan	11.22% (3M EURIBOR + 7.50%)	06/21/2027			2,750	2,945	(e)(h)
Resonetics, LLC		1st Lien Term Loan	9.08% (6M SOFR + 3.75%)	06/06/2031			3,054	3,058
Rubicone Bidco Limited	United Kingdom	1st Lien Term Loan	13.34% (3M SONIA + 8.00%)	12/01/2028			£2,896	3,660	(e)(f)(g)
Rubicone Bidco Limited	United Kingdom	1st Lien Delay Draw Term Loan	13.34% (3M SONIA + 8.00%)	12/01/2028			£1,671	2,113	(e)(g)
Rubicone Bidco Limited	United Kingdom	1st Lien Delay Draw Term Loan		12/01/2028			£—	—	(e)(g)(h)(i)
Select Medical Corporation		1st Lien Term Loan	8.34% (1M SOFR + 3.00%)	03/06/2027			4,811	4,809
SiroMed Physician Services, Inc.		1st Lien Revolving Loan		03/31/2025			—	—	(e)(h)

44	Semi Annual Report 2024

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2024 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)	Fair Value(a)		% of Net Assets
SiroMed Physician Services, Inc.		1st Lien Term Loan	10.73% (3M SOFR + 5.25%)	03/31/2025			$420	$420	(e)(f)
Sotera Health Holdings, LLC		1st Lien Term Loan	8.59% (1M SOFR + 3.25%)	05/30/2031			9,500	9,468
Symplr Software Inc.		1st Lien Revolving Loan		12/22/2027			—	—	(e)(h)
Symplr Software Inc.		1st Lien Term Loan	9.93% (3M SOFR + 4.50%)	12/22/2027			3,382	3,158	(f)
Symplr Software Inc.		1st Lien Term Loan	10.68% (3M SOFR + 5.25%)	12/22/2027			1,847	1,754	(e)
Symplr Software Inc.		2nd Lien Term Loan	13.30% (3M SOFR + 7.88%)	12/22/2028			12,343	11,726	(e)(f)
Symplr Software Inc.		2nd Lien Term Loan	15.43% (3M SOFR + 10.00%)	12/22/2028			5,508	5,508	(e)(g)
Tandarts Today Holding B.V.	Netherlands	1st Lien Term Loan	10.97% (3M EURIBOR + 7.25%)	02/24/2028			€643	689	(e)(f)(g)
Tandarts Today Holding B.V.	Netherlands	1st Lien Delay Draw Term Loan	10.97% (3M EURIBOR + 7.25%)	02/24/2028			€1,498	1,604	(e)(g)(h)
TEAM Services Group, LLC		1st Lien Term Loan		12/20/2027			5,000	4,879	(e)(i)
Therapy Brands Holdings LLC		2nd Lien Term Loan	12.21% (1M SOFR + 6.75%)	05/18/2029			4,334	4,161	(e)(f)
United Digestive MSO Parent, LLC		1st Lien Revolving Loan	11.84% (3M SOFR + 6.50%)	03/30/2029			52	52	(e)(h)
United Digestive MSO Parent, LLC		1st Lien Term Loan	11.98% (3M SOFR + 6.50%)	03/30/2029			3,130	3,129	(e)
United Digestive MSO Parent, LLC		1st Lien Delay Draw Term Loan		03/30/2029			—	—	(e)(h)
Veonet Lense GmbH	Germany	1st Lien Term Loan	7.97% (3M EURIBOR + 4.25%)	03/14/2029			€5,000	5,346
Veonet Lense GmbH	Germany	1st Lien Term Loan		03/14/2029			1,111	1,188	(i)
Viant Medical Holdings, Inc. (f/k/a MedPlast Holdings Inc.)		1st Lien Term Loan	9.21% (1M SOFR + 3.75%)	07/02/2025			24,380	24,106	(f)

Semi Annual Report 2024	45

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2024 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)	Fair Value(a)		% of Net Assets
Viant Medical Holdings, Inc. (f/k/a MedPlast Holdings Inc.)		1st Lien Term Loan	11.69% (1M SOFR + 6.25%)	07/02/2025			$524	$524	(e)(f)
Viant Medical Holdings, Inc. (f/k/a MedPlast Holdings Inc.)		2nd Lien Term Loan	13.21% (1M SOFR + 7.75%)	07/02/2026			4,350	4,300	(f)
VPP Intermediate Holdings, LLC		1st Lien Revolving Loan		12/01/2027			—	—	(e)(h)
VPP Intermediate Holdings, LLC		1st Lien Term Loan	10.69% (1M SOFR + 5.25%)	12/01/2027			1,542	1,542	(e)(f)
VPP Intermediate Holdings, LLC		1st Lien Delay Draw Term Loan	10.62% (1M SOFR + 5.25%)	12/01/2027			1,363	1,363	(e)(h)
Waystar Technologies, Inc.		1st Lien Term Loan	8.10% (6M SOFR + 2.75%)	10/22/2029			4,701	4,701	(e)
WSHP FC Acquisition LLC		1st Lien Revolving Loan	11.98% (3M SOFR + 6.50%)	03/30/2028			2,757	2,591	(e)(h)
WSHP FC Acquisition LLC		1st Lien Term Loan	11.98% (3M SOFR + 6.50%)	03/30/2028			19,265	18,110	(e)(f)
WSHP FC Acquisition LLC		1st Lien Delay Draw Term Loan	11.98% (3M SOFR + 6.50%)	03/30/2028			6,920	6,504	(e)(f)
Zelis Cost Management Buyer, Inc.		1st Lien Term Loan	8.09% (1M SOFR + 2.75%)	09/28/2029			5,962	5,956
								429,471		11.16%
Household and Personal Products
Beacon Wellness Brands, Inc.		1st Lien Revolving Loan		12/22/2027			—	—	(e)(g)(h)
Beacon Wellness Brands, Inc.		1st Lien Term Loan	11.69% (1M SOFR + 6.25%)	12/22/2027			1,635	1,569	(e)(f)(g)
Foundation Consumer Brands, LLC		1st Lien Revolving Loan		10/01/2026			—	—	(e)(h)
Foundation Consumer Brands, LLC		1st Lien Term Loan	11.73% (3M SOFR + 6.25%)	02/12/2027			11,811	11,811	(e)(f)
Premier Specialties, Inc.		1st Lien Revolving Loan	12.44% (1M SOFR + 7.00%)	08/20/2027			135	121	(e)(h)

46	Semi Annual Report 2024

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2024 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)	Fair Value(a)		% of Net Assets
Premier Specialties, Inc.		1st Lien Term Loan	12.44% (1M SOFR + 7.00%)	08/20/2027			$3,053	$2,748	(e)(f)
Silk Holdings III Corp.		1st Lien Revolving Loan	9.26% (6M SOFR + 4.00%)	05/01/2029			6,687	6,553	(e)(h)
Silk Holdings III Corp.		1st Lien Term Loan	10.76% (6M SOFR + 5.50%)	05/01/2029			4,939	4,919	(e)(f)
								27,721		0.72%
Insurance
Accession Risk Management Group, Inc.		1st Lien Revolving Loan		11/01/2029			—	—	(e)(h)
Accession Risk Management Group, Inc.		1st Lien Term Loan	10.98% (3M SOFR + 5.50%)	11/01/2029			3,849	3,849	(e)(f)
Accession Risk Management Group, Inc.		1st Lien Term Loan	10.98% (3M SOFR + 5.50%)	11/01/2029			35	35	(e)
Accession Risk Management Group, Inc.		1st Lien Delay Draw Term Loan	11.35% (3M SOFR + 6.00%)	11/01/2029			847	847	(e)(h)
Acrisure, LLC		1st Lien Term Loan		02/15/2027			8,213	8,201	(i)
Acrisure, LLC		1st Lien Term Loan	8.59% (3M SOFR + 3.25%)	11/06/2030			11,752	11,730
Alfred AcquiCo B.V.	Netherlands	1st Lien Term Loan	10.35% (1M EURIBOR + 6.75%)	09/17/2029			€2,000	2,142	(e)(f)
Amynta Agency Borrower Inc. and Amynta		1st Lien Term Loan	9.19% (1M SOFR + 3.75%)	02/28/2028			231	231
Warranty Borrower Inc.
AQ Sunshine, Inc.		1st Lien Revolving Loan		04/15/2027			—	—	(e)(h)
AQ Sunshine, Inc.		1st Lien Term Loan	11.73% (3M SOFR + 6.25%)	04/15/2027			7,545	7,545	(e)(f)
AQ Sunshine, Inc.		1st Lien Delay Draw Term Loan	11.73% (3M SOFR + 6.25%)	04/15/2027			8,439	8,439	(e)(h)
Ardonagh Finco B.V. and Ardonagh Finco LLC	United Kingdom	1st Lien Term Loan	9.16% (3M BBSY + 4.75%)	02/17/2031			€3,053	2,036	(e)

Semi Annual Report 2024	47

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2024 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

				Maturity	Acquisition		Principal		Fair		% of Net
Company	Country(a)	Investment	Interest	Date	Date	Shares	Amount(a)		Value(a)		Assets
Ardonagh Finco B.V. and Ardonagh Finco LLC	United Kingdom	1st Lien Term Loan	8.67% (6M EURIBOR + 4.75%)	02/17/2031				$12,229	$13,097	(e)
Ardonagh Finco B.V. and Ardonagh Finco LLC	United Kingdom	1st Lien Term Loan	10.04% (6M SOFR + 4.75%)	02/17/2031				€29,029	29,029	(e)(f)
Ardonagh Finco B.V. and Ardonagh Finco LLC	United Kingdom	1st Lien Delay Draw Term Loan		02/17/2031			AUD	—	—	(e)(h)
Ardonagh Finco B.V. and Ardonagh Finco LLC	United Kingdom	1st Lien Delay Draw Term Loan		02/17/2031			AUD	—	—	(e)(h)
Ardonagh Finco B.V. and Ardonagh Finco LLC	United Kingdom	1st Lien Delay Draw Term Loan		02/17/2031				—	—	(e)(h)
Ardonagh Group Finco Pty Ltd		1st Lien Term Loan		02/27/2031				15,000	14,963	(e)(i)
AssuredPartners, Inc.		1st Lien Term Loan	8.84% (1M SOFR + 3.50%)	02/14/2031				12,601	12,626
Broadstreet Partners, Inc.		1st Lien Term Loan	8.58% (6M SOFR + 3.25%)	06/13/2031				10,906	10,871
Captive Resources Midco, LLC		1st Lien Revolving Loan		07/03/2028				—	—	(e)(h)
Captive Resources Midco, LLC		1st Lien Term Loan	10.59% (1M SOFR + 5.25%)	07/01/2029				1,331	1,331	(e)(f)(g)
CFCo, LLC		1st Lien Term Loan		09/13/2038				3,231	—	(e)(j)
Daylight Beta Parent LLC		1st Lien Term Loan		09/12/2033				1,906	374	(e)(g)(j)
DOXA Insurance Holdings LLC		1st Lien Revolving Loan		12/20/2029				—	—	(e)(h)
DOXA Insurance Holdings LLC		1st Lien Term Loan	10.84% (3M SOFR + 5.50%)	12/20/2030				1,252	1,253	(e)
DOXA Insurance Holdings LLC		1st Lien Delay Draw Term Loan	10.84% (3M SOFR + 5.50%)	12/20/2030				947	947	(e)(h)
Foundation Risk Partners, Corp.		1st Lien Revolving Loan		10/29/2029				—	—	(e)(h)

48	Semi Annual Report 2024

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2024 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

				Maturity	Acquisition		Principal		Fair		% of Net
Company	Country(a)	Investment	Interest	Date	Date	Shares	Amount(a)		Value(a)		Assets
Foundation Risk Partners, Corp.		1st Lien Term Loan	10.58% (3M SOFR + 5.25%)	10/29/2030				$19,004	$19,004	(e)(f)
Foundation Risk Partners, Corp.		1st Lien Delay Draw Term Loan	10.58% (3M SOFR + 5.25%)	10/29/2030				17,836	17,836	(e)(h)
Galway Borrower LLC		1st Lien Revolving Loan	10.69% (3M SOFR + 5.25%)	09/29/2028				157	157	(e)(h)
Galway Borrower LLC		1st Lien Term Loan	10.68% (3M SOFR + 5.25%)	09/29/2028				11,936	11,936	(e)(f)
Galway Borrower LLC		1st Lien Delay Draw Term Loan		09/29/2028				—	—	(e)(g)(h)
Gestion ABS Bidco Inc./ ABS Bidco Holdings Inc.	Canada	1st Lien Revolving Loan		03/03/2031			CAD	—	—	(e)(g)(h)
Gestion ABS Bidco Inc./ ABS Bidco Holdings Inc.	Canada	1st Lien Term Loan	10.27% (3M CDOR+ 5.25%)	03/03/2031			CAD	646	467	(e)(g)
Gestion ABS Bidco Inc./ ABS Bidco Holdings Inc.	Canada	1st Lien Delay Draw Term Loan		03/03/2031			CAD	—	—	(e)(g)(h)
HIG Finance 2 Limited	United Kingdom	1st Lien Term Loan	8.84% (1M SOFR + 3.50%)	02/15/2031				13,142	13,160
Higginbotham Insurance Agency, Inc.		1st Lien Delay Draw Term Loan	10.94% (1M SOFR + 5.50%)	11/24/2028				595	596	(e)(f)
Higginbotham Insurance Agency, Inc.		1st Lien Delay Draw Term Loan	10.08% (1M SOFR + 4.75%)	11/24/2028				70	70	(e)(h)
High Street Buyer, Inc.		1st Lien Revolving Loan		04/16/2027				—	—	(e)(h)
High Street Buyer, Inc.		1st Lien Term Loan	10.58% (3M SOFR + 5.25%)	04/14/2028				4,663	4,663	(e)(f)
High Street Buyer, Inc.		1st Lien Delay Draw Term Loan	10.57% (3M SOFR + 5.25%)	04/14/2028				24,808	24,808	(e)(f)(h)
Hub International Limited		1st Lien Term Loan	8.57% (3M SOFR + 3.25%)	06/20/2030				10,040	10,058
Inszone Mid, LLC		1st Lien Revolving Loan		11/30/2029				—	—	(e)(h)

Semi Annual Report 2024	49

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2024 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

				Maturity	Acquisition		Principal		Fair		% of Net
Company	Country(a)	Investment	Interest	Date	Date	Shares	Amount(a)		Value(a)		Assets
Inszone Mid, LLC		1st Lien Term Loan	11.01% (3M SOFR + 5.75%)	11/30/2029				$2,063	$2,063	(e)
Inszone Mid, LLC		1st Lien Delay Draw Term Loan	10.98% (3M SOFR + 5.75%)	11/30/2029				734	734	(e)(h)
JMG Group Investments Limited	United Kingdom	1st Lien Term Loan	12.11% (3M SONIA + 6.75%)	12/11/2028				£312	395	(e)(f)(g)
JMG Group Investments Limited	United Kingdom	1st Lien Delay Draw Term Loan	12.11% (3M SONIA + 6.75%)	12/11/2028				£1,202	1,519	(e)(g)
JMG Group Investments Limited	United Kingdom	1st Lien Delay Draw Term Loan	12.61% (3M SONIA + 7.25%)	12/11/2028				£1,502	1,899	(e)
JMG Group Investments Limited	United Kingdom	1st Lien Delay Draw Term Loan	12.84% (3M SONIA + 7.50%)	12/11/2028				£3,412	4,313	(e)(g)
JMG Group Investments Limited	United Kingdom	1st Lien Delay Draw Term Loan	11.94% (3M SONIA + 6.63%)	12/11/2028				1,851	2,340	(e)(h)
Keystone Agency Partners LLC		1st Lien Revolving Loan		05/03/2027				—	—	(e)(h)
Keystone Agency Partners LLC		1st Lien Term Loan	10.98% (3M SOFR + 5.50%)	05/03/2027				382	381	(e)(f)
Keystone Agency Partners LLC		1st Lien Delay Draw Term Loan	10.98% (3M SOFR + 5.50%)	05/03/2027				73	73	(e)(h)
LJo Finco AB	Sweden	1st Lien Revolving Loan		06/12/2030			SEK	—	—	(e)(h)
LJo Finco AB	Sweden	1st Lien Term Loan	10.26% (3M STIBOR + 6.50%)	09/12/2030			SEK	86,000	8,114	(e)
LJo Finco AB	Sweden	1st Lien Delay Draw Term Loan	10.22% (3M STIBOR + 6.50%)	09/12/2030			SEK	3,433	324	(e)(h)
Lucida Broking Holdings Limited	United Kingdom	1st Lien Term Loan	12.81% (6M SONIA + 7.25%)	06/30/2025				£1,000	1,264	(e)(f)
Lucida Broking Holdings Limited	United Kingdom	1st Lien Delay Draw Term Loan	12.84% (6M SONIA + 7.25%)	06/30/2025				£667	843	(e)(f)
Oakbridge Insurance Agency LLC		1st Lien Revolving Loan		11/01/2029				—	—	(e)(h)
Oakbridge Insurance Agency LLC		1st Lien Term Loan	10.83% (1M SOFR + 5.50%)	11/01/2029				1,287	1,287	(e)

50	Semi Annual Report 2024

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2024 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

				Maturity	Acquisition		Principal		Fair		% of Net
Company	Country(a)	Investment	Interest	Date	Date	Shares	Amount(a)		Value(a)		Assets
Oakbridge Insurance Agency LLC		1st Lien Delay Draw Term Loan		11/01/2029				$—	$—	(e)(h)
OneDigital Borrower LLC		1st Lien Term Loan		06/13/2031				7,550	7,517	(i)
Optio Group Limited	United Kingdom	1st Lien Delay Draw Term Loan	11.80% (6M SONIA + 6.25%)	03/16/2026				£360	455	(e)(f)
Optio Group Limited	United Kingdom	1st Lien Delay Draw Term Loan	10.19% (6M EURIBOR + 6.25%)	03/16/2026				£280	354	(e)(g)
Patriot Growth Insurance Services, LLC		1st Lien Revolving Loan		10/16/2028				—	—	(e)(h)
Patriot Growth Insurance Services, LLC		1st Lien Term Loan	10.98% (3M SOFR + 5.50%)	10/16/2028				1,770	1,770	(e)(f)
People Corporation	Canada	1st Lien Revolving Loan		02/18/2027			CAD	—	—	(e)(h)
People Corporation	Canada	1st Lien Term Loan	11.52% (3M CDOR + 6.25%)	02/18/2028			CAD	6,986	5,106	(e)(f)
People Corporation	Canada	1st Lien Delay Draw Term Loan	11.52% (3M CDOR + 6.25%)	02/18/2028			CAD	2,280	1,667	(e)
People Corporation	Canada	1st Lien Delay Draw Term Loan	11.02% (3M CDOR + 5.75%)	02/18/2028			CAD	4,052	2,962	(e)
People Corporation	Canada	1st Lien Delay Draw Term Loan	11.27% (3M CDOR + 6.00%)	02/18/2028			CAD	1,293	945	(e)(h)
Platinum Credit Bidco Limited	Jersey	1st Lien Term Loan	11.82% (6M SONIA + 6.50%)	11/09/2029				27,960	35,344	(e)(f)
Project Hammond Bidco Limited	United Kingdom	1st Lien Term Loan	10.57% (3M SONIA + 5.25%)	12/04/2028				£1,750	2,212	(e)(f)(g)
Project Hammond Bidco Limited	United Kingdom	1st Lien Delay Draw Term Loan	10.55% (3M SONIA + 5.25%)	12/04/2028				£1,750	2,212	(e)(g)
Project Hammond Bidco Limited	United Kingdom	1st Lien Delay Draw Term Loan	11.17% (3M SONIA + 5.75%)	12/04/2028				£4,274	5,403	(e)(g)
SageSure Holdings, LLC		1st Lien Term Loan	11.35% (3M SOFR + 5.75%)	01/28/2028				5,505	5,505	(e)(g)
SageSure Holdings, LLC		1st Lien Delay Draw Term Loan	11.35% (3M SOFR + 5.75%)	01/28/2028				82	82	(e)(g)(h)
SCM Insurance Services Inc.	Canada	1st Lien Revolving Loan		08/29/2025			CAD	—	—	(e)(h)

Semi Annual Report 2024	51

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2024 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

				Maturity	Acquisition		Principal		Fair		% of Net
Company	Country(a)	Investment	Interest	Date	Date	Shares	Amount(a)		Value(a)		Assets
SCM Insurance Services Inc.	Canada	1st Lien Term Loan	11.22% (3M CDOR + 6.25%)	08/29/2025			CAD	215	$157	(e)(f)
SelectQuote, Inc.		1st Lien Term Loan	14.94% (1M SOFR + 9.50%)	05/15/2025				6,997	6,437	(e)(g)
Seventeen Group Limited	United Kingdom	1st Lien Term Loan	12.02% (3M SONIA + 6.50%)	07/26/2028				£455	574	(e)(f)(g)
Seventeen Group Limited	United Kingdom	1st Lien Delay Draw Term Loan	11.86% (3M SONIA + 6.50%)	07/26/2028				£200	253	(e)(g)(h)
SG Acquisition, Inc.		1st Lien Revolving Loan		04/03/2030				—	—	(e)(h)
SG Acquisition, Inc.		1st Lien Term Loan	10.30% (6M SOFR + 5.00%)	04/03/2030				5,806	5,748	(e)(f)
Spitfire Bidco Limited	United Kingdom	1st Lien Term Loan	12.99% (6M SOFR + 7.25%)	09/28/2029				14,960	14,960	(e)(f)
Spitfire Bidco Limited	United Kingdom	1st Lien Delay Draw Term Loan	13.06% (6M SOFR + 7.25%)	09/28/2029				£668	845	(e)(h)
Spring Insurance Solutions, LLC		1st Lien Term Loan	11.98% (3M SOFR + 6.50%)	11/24/2025				3,410	3,103	(e)(f)
Spring Insurance Solutions, LLC		1st Lien Delay Draw Term Loan	11.98% (3M SOFR + 6.50%)	11/24/2025				581	528	(e)
Staysure Bidco Limited	United Kingdom	1st Lien Delay Draw Term Loan	12.63% (3M SONIA + 7.25%)	07/01/2025				£1,000	1,264	(e)
Truist Insurance Holdings, LLC		1st Lien Revolving Loan	8.58% (1M SOFR + 3.25%)	05/06/2029				83	84	(e)(h)
Truist Insurance Holdings, LLC		1st Lien Term Loan	8.58% (3M SOFR + 3.25%)	05/06/2031				300	300
USI, Inc.		1st Lien Term Loan	8.08% (6M SOFR + 2.75%)	11/22/2029				7,096	7,091
USI, Inc.		1st Lien Term Loan	8.08% (3M SOFR + 2.75%)	09/27/2030				8,994	8,990
World Insurance Associates, LLC		1st Lien Revolving Loan		04/03/2028				—	—	(e)(h)
World Insurance Associates, LLC		1st Lien Delay Draw Term Loan		04/03/2028				—	—	(e)(h)
									379,718		9.86%

52	Semi Annual Report 2024

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2024 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

				Maturity	Acquisition		Principal	Fair		% of Net
Company	Country(a)	Investment	Interest	Date	Date	Shares	Amount(a)	Value(a)		Assets
Materials
Anchor Packaging LLC		1st Lien Term Loan	9.09% (1M SOFR + 3.75%)	07/18/2029			$7,217	$7,212
Aruba Investments, Inc.		2nd Lien Term Loan	13.19% (1M SOFR + 7.75%)	11/24/2028			5,200	4,937
ASP-r-pac Acquisition Co LLC		1st Lien Revolving Loan	11.44% (1M SOFR + 6.00%)	12/29/2027			344	340	(e)(h)
ASP-r-pac Acquisition Co LLC		1st Lien Term Loan	11.59% (3M SOFR + 6.00%)	12/29/2027			6,104	6,043	(e)(f)
BW Holding, Inc.		1st Lien Term Loan	9.50% (3M SOFR + 4.00%)	12/14/2028			1,363	1,246
Charter Next Generation, Inc.		1st Lien Term Loan	8.84% (1M SOFR + 3.50%)	12/01/2027			9,857	9,868
Flexsys Holdings, Inc.		1st Lien Term Loan	11.12% (3M SOFR + 5.25%)	11/01/2028			7,387	6,981
Meyer Laboratory, LLC		1st Lien Revolving Loan		02/28/2030			—	—	(e)(h)
Meyer Laboratory, LLC		1st Lien Term Loan	10.84% (1M SOFR+ 5.50%)	02/28/2030			665	652	(e)(f)
Meyer Laboratory, LLC		1st Lien Delay Draw Term Loan		02/28/2030			—	—	(e)(h)
Nelipak Holding Company		1st Lien Revolving Loan	10.84% (1M SOFR + 5.50%)	03/26/2031			123	121	(e)(g)(h)
Nelipak Holding Company		1st Lien Revolving Loan	9.18% (1M EURIBOR + 5.50%)	03/26/2031			€17	18	(e)(g)(h)
Nelipak Holding Company		1st Lien Term Loan	10.83% (3M SOFR + 5.50%)	03/26/2031			989	974	(e)(f)(g)
Nelipak Holding Company		1st Lien Term Loan	9.22% (3M EURIBOR + 5.50%)	03/26/2031			€1,896	2,001	(e)(f)(g)
Nelipak Holding Company		1st Lien Delay Draw Term Loan		03/26/2031			—	—	(e)(g)(h)
Nelipak Holding Company		1st Lien Delay Draw Term Loan		03/26/2031			—	—	(e)(g)(h)
Novipax Buyer, L.L.C.		1st Lien Term Loan	13.69% (1M SOFR + 8.25%)	12/01/2026			4,282	3,939	(e)(f)

Semi Annual Report 2024	53

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2024 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

				Maturity	Acquisition		Principal	Fair		% of Net
Company	Country(a)	Investment	Interest	Date	Date	Shares	Amount(a)	Value(a)		Assets
Plaskolite PPC Intermediate II LLC		1st Lien Term Loan	9.46% (1M SOFR + 4.00%)	12/15/2025			$8,246	$8,019	(f)
Plaskolite PPC Intermediate II LLC		2nd Lien Term Loan	12.69% (1M SOFR + 7.25%)	12/14/2026			2,960	2,901	(e)(f)
Polymer Solutions Group, LLC		1st Lien Term Loan	9.47% (3M SOFR + 4.25%)	11/26/2026			642	642	(e)(f)
Precision Concepts Canada Corporation	Canada	1st Lien Term Loan	11.68% (3M SOFR + 6.25%)	01/12/2026			617	617	(e)(f)
Precision Concepts International LLC		1st Lien Revolving Loan	13.75% (3M PRIME + 5.25%)	01/12/2026			62	62	(e)(h)
Precision Concepts International LLC		1st Lien Term Loan	11.68% (3M SOFR + 6.25%)	01/12/2026			4,794	4,795	(e)(f)
Pregis TopCo LLC		1st Lien Term Loan	9.34% (1M SOFR + 4.00%)	07/31/2026			16,681	16,673
Pretium PKG Holdings, Inc.		1st Lien Term Loan	10.33% (3M SOFR + 5.00%)	10/02/2028			1,887	1,936
Pretium PKG Holdings, Inc.		1st Lien Term Loan	9.93% (3M SOFR + 4.60%)	10/02/2028			10,908	9,435	(g)
Reagent Chemical & Research, LLC		1st Lien Revolving Loan		04/30/2030			—	—	(e)(h)
Reagent Chemical & Research, LLC		1st Lien Term Loan	10.58% (1M SOFR + 5.25%)	04/30/2031			2,860	2,803	(e)
Trident TPI Holdings, Inc.		1st Lien Term Loan	9.32% (3M SOFR + 4.00%)	09/15/2028			21,382	21,406
Vobev, LLC		1st Lien Revolving Loan		04/20/2028			1	1	(e)(h)(j)
Vobev, LLC		1st Lien Term Loan		04/20/2028			12,745	10,068	(e)(g)(j)
Vobev, LLC		1st Lien Delay Draw Term Loan		04/20/2028			5,293	4,182	(e)(g)(h)(j)
								127,872		3.32%

54	Semi Annual Report 2024

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2024 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

				Maturity	Acquisition		Principal	Fair		% of Net
Company	Country(a)	Investment	Interest	Date	Date	Shares	Amount(a)	Value(a)		Assets
Media and Entertainment
3 Step Sports LLC		1st Lien Revolving Loan		10/02/2028			$—	$—	(e)(h)
3 Step Sports LLC		1st Lien Term Loan	13.33% (3M SOFR + 8.00%)	10/02/2029			1,933	1,837	(e)(g)
3 Step Sports LLC		1st Lien Delay Draw Term Loan	13.35% (3M SOFR + 8.00%)	10/02/2029			220	209	(e)(g)(h)
Aventine Intermediate LLC		1st Lien Term Loan	11.43% (3M SOFR + 6.00%)	06/18/2027			2,224	2,179	(e)(f)(g)
Aventine Intermediate LLC		1st Lien Delay Draw Term Loan	11.43% (3M SOFR + 6.00%)	06/18/2027			880	863	(e)(g)
AVSC Holding Corp.		1st Lien Term Loan	8.94% (1M SOFR + 3.50%)	03/03/2025			12,023	11,911	(g)
AVSC Holding Corp.		1st Lien Term Loan	10.94% (1M SOFR + 5.50%)	10/15/2026			7,238	7,223	(g)
AVSC Holding Corp.		2nd Lien Term Loan		09/01/2025			3,024	2,965	(i)
Broadcast Music, Inc.		1st Lien Revolving Loan		02/08/2030			—	—	(e)(h)
Broadcast Music, Inc.		1st Lien Term Loan	11.07% (3M SOFR + 5.75%)	02/08/2030			2,924	2,924	(e)(f)
Creative Artists Agency, LLC		1st Lien Term Loan	8.59% (1M SOFR + 3.25%)	11/27/2028			7,910	7,940
The E.W. Scripps Company		1st Lien Term Loan	8.02% (1M SOFR + 2.56%)	05/01/2026			2,511	2,357
Fever Labs, Inc.		1st Lien Revolving Loan		11/08/2028			—	—	(e)(h)
Fever Labs, Inc.		1st Lien Term Loan	0.11	11/08/2028			3,815	3,739	(e)
Fever Labs, Inc.		1st Lien Delay Draw Term Loan		11/08/2028			—	—	(e)(h)
Global Music Rights, LLC		1st Lien Revolving Loan		08/27/2029			—	—	(e)(h)
Global Music Rights, LLC		1st Lien Term Loan	10.89% (3M SOFR + 5.50%)	08/27/2030			7,773	7,773	(e)(f)

Semi Annual Report 2024	55

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2024 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

				Maturity	Acquisition		Principal	Fair		% of Net
Company	Country(a)	Investment	Interest	Date	Date	Shares	Amount(a)	Value(a)		Assets
Gray Television, Inc.		1st Lien Term Loan	8.44% (1M SOFR + 3.00%)	12/01/2028			$4,002	$3,598
MailSouth, Inc.		1st Lien Term Loan		04/23/2024			1,957	—	(e)(j)
NEP Group, Inc.		1st Lien Term Loan	8.71% (1M SOFR + 3.25%)	08/19/2026			12,128	11,425
NEP Group, Inc.		1st Lien Term Loan	9.46% (1M SOFR + 4.00%)	08/19/2026			7,284	6,902	(e)
Production Resource Group, LLC		1st Lien Term Loan	19.25% (3M SOFR + 8.50%)	08/21/2029			896	896	(e)(g)
Production Resource Group, LLC		1st Lien Delay Draw Term Loan	13.56% (1M SOFR + 8.13%)	08/21/2029			989	989	(e)(g)
Professional Fighters League, LLC		1st Lien Term Loan	14.00%	01/20/2026			712	712	(e)(g)
Professional Fighters League, LLC		2nd Lien Delay Draw Term Loan	16.00%	01/20/2026			7	7	(e)(g)
Storm Investment S.a.r.l.	Luxembourg	1st Lien Term Loan	3.75%	06/22/2029			€9,193	9,846	(e)
Summer (BC) Bidco B LLC		1st Lien Term Loan	10.59% (3M SOFR + 5.00%)	02/15/2029			2,969	2,976
Univision Communications Inc		1st Lien Term Loan	8.71% (1M SOFR + 3.25%)	03/15/2026			5,751	5,751
Univision Communications Inc		1st Lien Term Loan	8.93% (3M SOFR + 3.50%)	06/24/2027			2,919	2,897
Univision Communications Inc		1st Lien Term Loan	9.58% (3M SOFR + 4.25%)	06/24/2029			713	712
WideOpenWest Finance, LLC		1st Lien Term Loan	8.33% (3M SOFR + 3.00%)	12/20/2028			1,995	1,771
William Morris Endeavor Entertainment, LLC (IMG Worldwide Holdings, LLC)		1st Lien Term Loan	8.21% (1M SOFR + 2.75%)	05/18/2025			23,031	23,048
								123,450		3.21%
Pharmaceuticals, Biotechnology and Life Sciences
ADMA BIOLOGICS, INC.		1st Lien Revolving Loan	9.05% (3M SOFR + 3.75%)	12/20/2027			1	1	(e)

56	Semi Annual Report 2024

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2024 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

				Maturity	Acquisition		Principal	Fair		% of Net
Company	Country(a)	Investment	Interest	Date	Date	Shares	Amount(a)	Value(a)		Assets
ADMA BIOLOGICS, INC.		1st Lien Term Loan	11.84% (3M SOFR + 6.50%)	12/20/2027			$900	$900	(e)(f)
AI Sirona (Luxembourg) Acquisition S.a.r.l.	Luxembourg	1st Lien Term Loan	7.65% (1M EURIBOR + 4.00%)	09/30/2028			€7,000	7,493
Alcami Corporation		1st Lien Revolving Loan		12/21/2028			—	—	(e)(h)
Alcami Corporation		1st Lien Term Loan	12.49% (3M SOFR + 7.00%)	12/21/2028			203	203	(e)
Alcami Corporation		1st Lien Delay Draw Term Loan	12.49% (3M SOFR + 7.00%)	12/21/2028			15	15	(e)
ASPIRE BIDCO LIMITED	Jersey	1st Lien Term Loan	12.22% (3M SONIA + 6.90%)	09/04/2028			£7,777	9,831	(e)(f)(g)
ASPIRE BIDCO LIMITED	Jersey	1st Lien Delay Draw Term Loan	12.22% (3M SONIA + 6.90%)	09/04/2028			£647	818	(e)(g)(h)
Bamboo US BidCo LLC		1st Lien Revolving Loan		10/01/2029			—	—	(e)(h)
Bamboo US BidCo LLC		1st Lien Term Loan	12.08% (3M SOFR + 6.75%)	09/30/2030			2,635	2,635	(e)(g)
Bamboo US BidCo LLC		1st Lien Term Loan	10.62% (3M EURIBOR + 6.75%)	09/30/2030			€2,110	2,260	(e)(g)
Bamboo US BidCo LLC		1st Lien Delay Draw Term Loan	12.08% (3M SOFR + 6.75%)	09/30/2030			77	77	(e)(g)(h)
Cambrex Corporation		1st Lien Term Loan	8.94% (1M SOFR + 3.50%)	12/04/2026			8,480	8,347
Catalent Pharma Solutions, Inc.		1st Lien Term Loan	8.34% (1M SOFR + 3.00%)	02/22/2028			6,000	6,000	(e)
Cheplapharm Arzneimittel GmbH	Germany	1st Lien Term Loan	7.91% (3M EURIBOR + 4.00%)	02/22/2029			€6,875	7,349
Cobalt Buyer Sub, Inc.		1st Lien Revolving Loan	11.46% (1M SOFR + 6.00%)	10/01/2027			576	576	(e)(h)
Cobalt Buyer Sub, Inc.		1st Lien Term Loan	11.46% (1M SOFR + 6.00%)	10/02/2028			7,241	7,241	(e)(f)
Cobalt Buyer Sub, Inc.		1st Lien Term Loan	11.46% (1M SOFR + 6.00%)	10/02/2028			2,511	2,511	(e)

Semi Annual Report 2024	57

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2024 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)	Fair Value(a)		% of Net Assets
Cobalt Buyer Sub, Inc.		1st Lien Delay Draw Term Loan	11.46% (1M SOFR + 6.00%)	10/02/2028			$2,428	$2,428	(e)
Curia Global, Inc.		1st Lien Term Loan	9.18% (3M SOFR + 3.75%)	08/30/2026			13,194	12,404
Grifols Worldwide Operations USA, Inc.		1st Lien Term Loan	7.44% (1M SOFR + 2.00%)	11/15/2027			8,674	8,521
NMC Skincare Intermediate Holdings II, LLC		1st Lien Revolving Loan	11.44% (1M SOFR + 6.00%)	11/02/2026			154	142	(e)(h)
NMC Skincare Intermediate Holdings II, LLC		1st Lien Revolving Loan	11.42% (1M SOFR + 6.00%)	11/02/2026			5	4	(e)
NMC Skincare Intermediate Holdings II, LLC		1st Lien Term Loan	11.43% (1M SOFR + 6.00%)	11/02/2026			2,194	2,018	(e)(f)(g)
NMC Skincare Intermediate Holdings II, LLC		1st Lien Delay Draw Term Loan	11.43% (1M SOFR + 6.00%)	11/02/2026			618	568	(e)(g)
North American Science Associates, LLC		1st Lien Revolving Loan	10.00% (3M SOFR + 4.50%)	03/15/2027			2,083	2,083	(e)(h)
North American Science Associates, LLC		1st Lien Term Loan	11.24% (3M SOFR + 5.75%)	09/15/2027			11,575	11,575	(e)(f)
North American Science Associates, LLC		1st Lien Delay Draw Term Loan	11.24% (3M SOFR + 5.75%)	09/15/2027			1,877	1,877	(e)(f)
Packaging Coordinators Midco, Inc.		1st Lien Term Loan	8.58% (3M SOFR + 3.25%)	11/30/2027			14,680	14,717
Solar Bidco Limited	United Kingdom	1st Lien Delay Draw Term Loan	9.47% (3M EURIBOR + 5.75%)	11/23/2029			£2,226	2,814	(e)(g)(h)
Verista, Inc.		1st Lien Revolving Loan	11.60% (3M SOFR + 6.00%)	02/16/2027			167	162	(e)(h)
Verista, Inc.		1st Lien Term Loan	12.11% (3M SOFR + 6.50%)	02/16/2027			8,872	8,606	(e)(f)(g)
Verista, Inc.		1st Lien Delay Draw Term Loan	12.10% (3M SOFR + 6.50%)	02/16/2027			1,827	1,772	(e)
WCG Intermediate Corp.		1st Lien Term Loan	8.84% (1M SOFR + 3.50%)	01/08/2027			8,087	8,085
WCI-BXC Purchaser, LLC		1st Lien Revolving Loan		11/06/2029			—	—	(e)(h)

58	Semi Annual Report 2024

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2024 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

				Maturity	Acquisition		Principal	Fair		% of Net
Company	Country(a)	Investment	Interest	Date	Date	Shares	Amount(a)	Value(a)		Assets
WCI-BXC Purchaser, LLC		1st Lien Term Loan	11.59% (3M SOFR + 6.25%)	11/06/2030			$764	$764	(e)
								134,797		3.50%
Real Estate Management and Development
285 Mezz LLC		1st Lien Delay Draw Term Loan		12/31/2025			4,972	3,757	(e)(j)
285 Schermerhorn LLC		1st Lien Delay Draw Term Loan		12/31/2025			4,958	3,746	(e)(h)(j)
Forest City Enterprises, L.P.		1st Lien Term Loan	8.96% (1M SOFR + 3.50%)	12/08/2025			3,000	2,779
Odevo AB	Sweden	1st Lien Term Loan	10.14% (3M STIBOR + 6.13%)	12/21/2028			€6,948	7,441	(e)(f)
Odevo AB	Sweden	1st Lien Delay Draw Term Loan	11.51% (3M SONIA + 6.13%)	12/21/2028			€10,285	11,014	(e)
Odevo AB	Sweden	1st Lien Delay Draw Term Loan	11.85% (3M SOFR + 6.38%)	12/21/2028			€7,544	8,079	(e)(h)
Odevo AB	Sweden	1st Lien Delay Draw Term Loan		12/21/2028			—	—	(e)(g)(h)(i)
								36,816		0.96%
Software and Services
Access CIG, LLC		1st Lien Term Loan	10.33% (3M SOFR + 5.00%)	08/18/2028			11,154	11,207
ACTFY Buyer, Inc.		1st Lien Revolving Loan		05/01/2030			—	—	(e)(h)
ACTFY Buyer, Inc.		1st Lien Term Loan	10.58% (6M SOFR + 5.25%)	05/01/2031			1,510	1,480	(e)
ACTFY Buyer, Inc.		1st Lien Delay Draw Term Loan		05/01/2031			—	—	(e)(h)
Activate holdings (US) Corp.		1st Lien Revolving Loan		07/27/2029			—	—	(e)(h)
Activate holdings (US) Corp.		1st Lien Term Loan	11.58% (3M SOFR + 6.25%)	07/29/2030			10,968	10,968	(e)
AffiniPay Midco, LLC		1st Lien Revolving Loan		06/09/2028			—	—	(e)(h)

Semi Annual Report 2024	59

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2024 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)	Fair Value(a)		% of Net Assets
AffiniPay Midco, LLC		1st Lien Term Loan	10.82% (3M SOFR + 5.50%)	06/09/2028			$18,907	$18,907	(e)(f)
AffiniPay Midco, LLC		1st Lien Term Loan	10.84% (1M SOFR + 5.50%)	06/09/2028			295	295	(e)
AffiniPay Midco, LLC		1st Lien Delay Draw Term Loan	10.84% (1M SOFR + 5.50%)	06/09/2028			1,331	1,331	(e)
Anaplan, Inc.		1st Lien Revolving Loan		06/21/2028			—	—	(e)(h)
Anaplan, Inc.		1st Lien Term Loan	11.08% (3M SOFR + 5.75%)	06/21/2029			5,991	5,991	(e)(f)
Anaplan, Inc.		1st Lien Term Loan	11.08% (6M SOFR + 5.75%)	06/21/2029			1,136	1,136	(e)
Anaqua Parent Holdings, Inc.		1st Lien Revolving Loan		10/10/2025			—	—	(e)(h)
Anaqua Parent Holdings, Inc.		1st Lien Term Loan	9.36% (6M EURIBOR + 5.50%)	04/10/2026			€650	696	(e)
Anaqua Parent Holdings, Inc.		1st Lien Term Loan	10.81% (3M SOFR + 5.25%)	04/10/2026			1,754	1,754	(e)(f)
Anaqua Parent Holdings, Inc.		1st Lien Term Loan	10.81% (6M SOFR + 5.25%)	04/10/2026			1,946	1,946	(e)(f)(g)
Anaqua Parent Holdings, Inc.		1st Lien Delay Draw Term Loan	10.76% (6M SOFR + 5.25%)	04/10/2026			279	279	(e)(g)
APG Intermediate Holdings Corporation		1st Lien Revolving Loan		01/03/2025			—	—	(e)(h)
APG Intermediate Holdings Corporation		1st Lien Term Loan	10.73% (3M SOFR + 5.25%)	01/03/2025			972	972	(e)
APG Intermediate Holdings Corporation		1st Lien Delay Draw Term Loan	10.69% (1M SOFR + 5.25%)	01/03/2025			58	58	(e)
Aptean, Inc.		1st Lien Revolving Loan		01/30/2031			—	—	(e)(h)
Aptean, Inc.		1st Lien Term Loan	10.59% (1M SOFR + 5.25%)	01/30/2031			2,279	2,256	(e)

60	Semi Annual Report 2024

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2024 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)	Fair Value(a)		% of Net Assets
Aptean, Inc.		1st Lien Delay Draw Term Loan	10.59% (1M SOFR + 5.25%)	01/30/2031			$20	$20	(e)(h)
Artifact Bidco, Inc.		1st Lien Revolving Loan		05/22/2030			—	—	(e)(g)(h)(i)
Artifact Bidco, Inc.		1st Lien Delay Draw Term Loan		05/22/2031			—	—	(e)(f)(g)(h)(i)
Asurion, LLC		1st Lien Term Loan	8.71% (1M SOFR + 3.25%)	12/23/2026			6,686	6,625
Asurion, LLC		1st Lien Term Loan	8.71% (1M SOFR + 3.25%)	07/31/2027			3,496	3,432
Asurion, LLC		2nd Lien Term Loan	10.71% (1M SOFR + 5.25%)	01/20/2029			5,000	4,599
Avaya Inc.		1st Lien Term Loan	13.84% (1M SOFR + 8.50%)	08/01/2028			8,103	6,962	(g)
Bamboo Health Holdings, LLC		1st Lien Revolving Loan	12.48% (3M SOFR + 7.00%)	05/06/2027			32	32	(e)(h)
Bamboo Health Holdings, LLC		1st Lien Term Loan	12.48% (3M SOFR + 7.00%)	05/06/2027			2,869	2,869	(e)
Banyan Software Holdings, LLC		1st Lien Revolving Loan	10.84% (1M SOFR + 5.50%)	10/30/2026			1	1	(e)(h)
Banyan Software Holdings, LLC		1st Lien Term Loan	12.44% (1M SOFR + 7.00%)	10/30/2026			3,467	3,467	(e)(f)
Banyan Software Holdings, LLC		1st Lien Delay Draw Term Loan	12.44% (1M SOFR + 7.00%)	10/30/2026			5,028	5,028	(e)(f)
Banyan Software Holdings, LLC		1st Lien Delay Draw Term Loan	12.69% (1M SOFR + 7.25%)	10/30/2026			248	248	(e)
Banyan Software Holdings, LLC		1st Lien Delay Draw Term Loan	11.59% (1M SOFR + 6.25%)	10/30/2026			162	162	(e)(h)
BCTO IGNITION PURCHASER, INC.		1st Lien Term Loan	14.33% (3M SOFR + 9.00%)	10/19/2030			921	921	(e)
BEP Intermediate Holdco, LLC		1st Lien Term Loan	9.09% (1M SOFR + 3.75%)	04/25/2031			3,080	3,088	(e)
BigHand UK Bidco Limited	United Kingdom	1st Lien Term Loan	0.0625	06/25/2030			2,286	2,544	(e)(g)
Bobcat Purchaser, LLC		1st Lien Revolving Loan		06/17/2030			—	—	(e)(h)

Semi Annual Report 2024	61

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2024 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

				Maturity	Acquisition		Principal		Fair		% of Net
Company	Country(a)	Investment	Interest	Date	Date	Shares	Amount(a)		Value(a)		Assets
1Bobcat Purchaser, LLC		1st Lien Term Loan	10.09% (3M SOFR + 4.75%)	06/17/2030				$2,947	$2,947	(e)
Bobcat Purchaser, LLC		1st Lien Delay Draw Term Loan	10.09% (3M SOFR + 4.75%)	06/17/2030				997	996	(e)
Bottomline Technologies, Inc. and Legal Spend Holdings, LLC		1st Lien Revolving Loan		05/15/2028				—	—	(e)(h)
Bottomline Technologies, Inc. and Legal Spend Holdings, LLC		1st Lien Term Loan	10.59% (1M SOFR + 5.25%)	05/14/2029				17,893	17,893	(e)(f)
Bottomline Technologies, Inc. and Legal Spend Holdings, LLC		1st Lien Term Loan	11.09% (1M SOFR + 5.75%)	05/14/2029				730	730	(e)
Businessolver.com, Inc.		1st Lien Term Loan	10.93% (3M SOFR + 5.50%)	12/01/2027				4,206	4,206	(e)(f)
Businessolver.com, Inc.		1st Lien Delay Draw Term Loan	10.93% (3M SOFR + 5.50%)	12/01/2027				148	148	(e)(h)
Capnor Connery Denmark Bidco A/S		1st Lien Term Loan	10.52% (1M EURIBOR + 6.88%)	04/30/2026				€2,954	3,164	(e)(f)
Capnor Connery Denmark Bidco A/S		1st Lien Term Loan	10.60% (1M STIBOR + 6.88%)	04/30/2026			SEK	4,210	397	(e)(f)
Capnor Connery Denmark Bidco A/S		1st Lien Term Loan	11.51% (1M NIBOR + 6.88%)	04/30/2026			NOK	2,551	239	(e)(f)
Capnor Connery Denmark Bidco A/S		1st Lien Delay Draw Term Loan	10.48% (1M CIBOR + 6.88%)	04/30/2026			DKK	12,810	1,840	(e)(f)
Cardinal Parent, Inc.		1st Lien Revolving Loan		11/12/2025				—	—	(e)(h)
Cardinal Parent, Inc.		1st Lien Term Loan	9.98% (3M SOFR + 4.50%)	11/12/2027				3,342	3,126
Cardinal Parent, Inc.		2nd Lien Term Loan	13.23% (3M SOFR + 7.75%)	11/13/2028				9,269	8,898	(e)(f)
CC Globe Holding II A/S	Denmark	1st Lien Term Loan	10.88% (3M CIBOR + 7.25%)	03/31/2028				19,796	2,644	(e)(f)(g)
CC Globe Holding II A/S	Denmark	1st Lien Term Loan	11.33% (6M CIBOR + 7.50%)	03/31/2028				18,316	2,446	(e)(g)

62	Semi Annual Report 2024

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2024 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

				Maturity	Acquisition		Principal	Fair		% of Net
Company	Country(a)	Investment	Interest	Date	Date	Shares	Amount(a)	Value(a)		Assets
CC Globe Holding II A/S	Denmark	1st Lien Delay Draw Term Loan	10.88% (3M CIBOR + 7.25%)	03/31/2028			$11,149	$1,489	(e)(g)(h)
CCC Intelligent Solutions Inc.		1st Lien Term Loan	7.71% (1M SOFR + 2.25%)	09/21/2028			1,914	1,913
CentralSquare Technologies, LLC		1st Lien Revolving Loan		04/12/2030			—	—	(e)(h)
CentralSquare Technologies, LLC		1st Lien Term Loan	11.83% (1M SOFR + 6.50%)	04/12/2030			30,116	29,363	(e)(f)(g)
Cloud Software Group, Inc.		1st Lien Revolving Loan		09/30/2027			—	—	(e)(h)
Cloud Software Group, Inc.		1st Lien Term Loan	9.33% (3M SOFR + 4.00%)	03/30/2029			47,964	47,899	(f)
Cloud Software Group, Inc.		1st Lien Term Loan	9.83% (3M SOFR + 4.50%)	03/21/2031			159	160
Compusoft US LLC		1st Lien Term Loan	11.23% (3M SOFR + 5.75%)	05/26/2028			2,542	2,542	(e)
Confirmasoft AB	Sweden	1st Lien Delay Draw Term Loan	10.77% (3M STIBOR + 6.75%)	06/03/2027			€1,502	1,609	(e)(h)
Confirmasoft AB	Sweden	1st Lien Delay Draw Term Loan	10.52% (3M EURIBOR + 6.75%)	06/03/2027			€1,995	2,136	(e)(f)
Confirmasoft AB	Sweden	1st Lien Delay Draw Term Loan	10.95% (3M STIBOR + 7.00%)	06/03/2027			€1,120	1,199	(e)(h)
Conscia Nederland B.V.	Denmark	1st Lien Term Loan	10.48% (1M CIBOR + 6.88%)	04/30/2026			9,255	1,329	(e)(f)
Conscia Nederland B.V.	Denmark	1st Lien Delay Draw Term Loan	10.52% (1M EURIBOR + 6.88%)	04/30/2026			12,324	1,770	(e)(h)
Conservice Midco, LLC		1st Lien Term Loan	9.34% (1M SOFR + 4.00%)	05/13/2027			5,584	5,584
Conservice Midco, LLC		2nd Lien Term Loan	12.34% (1M SOFR +7.00%)	05/15/2028			13,905	13,905	(e)(f)
Consilio Midco Limited	United Kingdom	1st Lien Revolving Loan	11.23% (3M SOFR + 5.75%)	05/26/2028			1	1	(e)(h)
Consilio Midco Limited	United Kingdom	1st Lien Revolving Loan	9.95% (6M EURIBOR +6.25%)	05/26/2028			121	121	(e)(h)

Semi Annual Report 2024	63

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2024 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

				Maturity	Acquisition		Principal	Fair		% of Net
Company	Country(a)	Investment	Interest	Date	Date	Shares	Amount(a)	Value(a)		Assets
Consilio Midco Limited	United Kingdom	1st Lien Revolving Loan	10.98% (3M SOFR + 5.50%)	05/26/2028			€119	$119	(e)(h)
Consilio Midco Limited	United Kingdom	1st Lien Term Loan	11.23% (3M SOFR + 5.75%)	05/26/2028			8,361	8,362	(e)(f)
Consilio Midco Limited	United Kingdom	1st Lien Term Loan	9.95% (3M EURIBOR +6.25%)	05/26/2028			€2,109	2,258	(e)(f)
Consilio Midco Limited	United Kingdom	1st Lien Delay Draw Term Loan	9.95% (3M EURIBOR +6.25%)	05/26/2028			€176	188	(e)
Consilio Midco Limited	United Kingdom	1st Lien Delay Draw Term Loan		05/26/2028			—	—	(e)(h)
Cority Software (USA) Inc.		1st Lien Term Loan	10.30% (3M SOFR + 5.00%)	07/02/2026			1,593	1,593	(e)(f)
Cority Software (USA) Inc.		1st Lien Term Loan	12.30% (3M SOFR + 7.00%)	07/02/2026			135	135	(e)(f)
Cority Software (USA) Inc.		1st Lien Term Loan	11.05% (3M SOFR + 5.75%)	07/02/2026			898	898	(e)
Cority Software Inc.	Canada	1st Lien Revolving Loan		07/02/2025			—	—	(e)(h)
Cority Software Inc.	Canada	1st Lien Term Loan	10.30% (3M SOFR +5.00%)	07/02/2026			1,820	1,819	(e)(f)
Cornerstone OnDemand, Inc.		1st Lien Revolving Loan	8.69% (1M SOFR + 3.25%)	10/15/2026			13	13	(e)(h)
Cornerstone OnDemand, Inc.		1st Lien Term Loan	9.21% (1M SOFR + 3.75%)	10/16/2028			219	207
Cornerstone OnDemand, Inc.		2nd Lien Term Loan	11.96% (1M SOFR +6.50%)	10/15/2029			17,522	16,470	(e)
Coupa Holdings, LLC		1st Lien Revolving Loan		02/27/2029			—	—	(e)(h)
Coupa Holdings, LLC		1st Lien Term Loan	10.83% (3M SOFR + 5.50%)	02/27/2030			229	229	(e)
Coupa Holdings, LLC		1st Lien Delay Draw Term Loan		02/27/2030			—	—	(e)(h)
DCert Buyer, Inc.		1st Lien Term Loan	9.34% (1M SOFR + 4.00%)	10/16/2026			10,761	10,476	(f)

64	Semi Annual Report 2024

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2024 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

				Maturity	Acquisition		Principal	Fair		% of Net
Company	Country(a)	Investment	Interest	Date	Date	Shares	Amount(a)	Value(a)		Assets
DCert Buyer, Inc.		2nd Lien Term Loan	12.34% (1M SOFR + 7.00%)	02/16/2029			$5,691	$5,577	(e)(f)
Denali Holdco LLC		1st Lien Revolving Loan		09/15/2027			—	—	(e)(h)
Denali Holdco LLC		1st Lien Term Loan	10.93% (1M SOFR +5.50%)	09/15/2027			4,121	4,121	(e)(f)
Denali Holdco LLC		1st Lien Delay Draw Term Loan	10.93% (1M SOFR + 5.50%)	09/15/2027			86	86	(e)(h)
Diligent Corporation		1st Lien Revolving Loan		08/02/2030			—	—	(e)(h)
Diligent Corporation		1st Lien Term Loan	10.34% (1M SOFR + 5.00%)	08/02/2030			6,978	6,926	(e)(f)
Diligent Corporation		1st Lien Term Loan	10.34% (1M SOFR + 5.00%)	08/02/2030			1,196	1,187	(e)(f)(g)
Diligent Corporation		1st Lien Delay Draw Term Loan		08/02/2030			—	—	(e)(h)
Doxim Inc.		1st Lien Term Loan	13.44% (1M SOFR + 8.00%)	05/31/2026			6,138	6,138	(e)(f)
Doxim Inc.		1st Lien Term Loan	12.44% (1M SOFR + 7.00%)	05/31/2026			807	807	(e)(f)
Doxim Inc.		1st Lien Term Loan	12.19% (1M SOFR + 6.75%)	05/31/2026			3,336	3,336	(e)(f)
Doxim Inc.		1st Lien Last Out Term Loan	11.84% (1M SOFR + 6.40%)	05/31/2026			710	710	(e)(f)
Doxim Inc.		1st Lien Last Out Delay Draw Term Loan	11.84% (1M SOFR + 6.40%)	05/31/2026			325	325	(e)
DS Admiral Bidco, LLC		1st Lien Term Loan		06/24/2031			2,500	2,475	(e)(i)
Echo Purchaser, Inc.		1st Lien Revolving Loan		11/19/2029			—	—	(e)(g)(h)
Echo Purchaser, Inc.		1st Lien Term Loan	10.84% (1M SOFR + 5.50%)	11/19/2029			1,836	1,836	(e)(g)
Echo Purchaser, Inc.		1st Lien Delay Draw Term Loan		11/19/2029			—	—	(e)(g)(h)

Semi Annual Report 2024	65

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2024 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

				Maturity	Acquisition		Principal	Fair		% of Net
Company	Country(a)	Investment	Interest	Date	Date	Shares	Amount(a)	Value(a)		Assets
Edmunds GovTech, Inc.		1st Lien Revolving Loan	9.33% (3M SOFR + 4.00%)	02/26/2030			$32	$31	(e)(h)
Edmunds GovTech, Inc.		1st Lien Term Loan	10.83% (3M SOFR + 5.50%)	02/26/2031			333	327	(e)
Edmunds GovTech, Inc.		1st Lien Delay Draw Term Loan		02/26/2031			—	—	(e)(h)
Elemica Parent, Inc.		1st Lien Revolving Loan	10.98% (3M SOFR + 5.50%)	09/18/2026			996	996	(e)(h)
Elemica Parent, Inc.		1st Lien Term Loan	10.94% (1M SOFR + 5.50%)	09/18/2026			3,614	3,614	(e)(f)
Elemica Parent, Inc.		1st Lien Term Loan	10.98% (3M SOFR + 5.50%)	09/18/2026			1,338	1,338	(e)(f)
Elemica Parent, Inc.		1st Lien Delay Draw Term Loan	10.93% (1M SOFR + 5.50%)	09/18/2026			2,750	2,750	(e)(f)
Ellucian Holdings Inc.		1st Lien Term Loan	8.94% (1M SOFR + 3.50%)	10/09/2029			12,157	12,203
Ellucian Holdings Inc.		2nd Lien Term Loan	13.44% (1M SOFR + 8.00%)	10/09/2028			6,548	6,548	(e)(f)
Enigma Acquisition B.V.	Netherlands	1st Lien Delay Draw Term Loan	11.36% (6M EURIBOR + 7.50%)	01/26/2028			€4,343	4,651	(e)(f)
Ensono, Inc.		1st Lien Term Loan	9.46% (1M SOFR + 4.00%)	05/26/2028			8,755	8,664
Enverus Holdings, Inc.		1st Lien Revolving Loan		12/24/2029			—	—	(e)(h)
Enverus Holdings, Inc.		1st Lien Term Loan	10.84% (1M SOFR + 5.50%)	12/24/2029			8,740	8,740	(e)(f)
Enverus Holdings, Inc.		1st Lien Delay Draw Term Loan		12/24/2029			—	—	(e)(h)
Epicor Software Corporation		1st Lien Term Loan	8.59% (1M SOFR +3.25%)	05/30/2031			14,424	14,476
Epicor Software Corporation		1st Lien Delay Draw Term Loan		05/30/2031			—	—	(h)
eResearch Technology, Inc.		1st Lien Term Loan	9.34% (1M SOFR + 4.00%)	02/04/2027			995	999	(f)

66	Semi Annual Report 2024

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2024 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

				Maturity	Acquisition		Principal		Fair		% of Net
Company	Country(a)	Investment	Interest	Date	Date	Shares	Amount(a)		Value(a)		Assets
eResearch Technology, Inc.		2nd Lien Term Loan	13.44% (1M SOFR + 8.00%)	02/04/2028				$11,166	$11,166	(e)(f)
eResearch Technology, Inc.		2nd Lien Delay Draw Term Loan	13.44% (1M SOFR + 8.00%)	02/04/2028				672	672	(e)
ESHA Research, LLC		1st Lien Revolving Loan	11.02% (3M SOFR + 5.75%)	06/08/2028				65	65	(e)(h)
ESHA Research, LLC		1st Lien Term Loan	11.02% (6M SOFR + 5.75%)	06/08/2028				477	477	(e)(f)
ExtraHop Networks, Inc.		1st Lien Revolving Loan		07/22/2027				—	—	(e)(h)
ExtraHop Networks, Inc.		1st Lien Term Loan	12.94% (1M SOFR + 7.50%)	07/22/2027				2,000	2,001	(e)
ExtraHop Networks, Inc.		1st Lien Delay Draw Term Loan	12.94% (1M SOFR + 7.50%)	07/22/2027				764	764	(e)(h)
Finastra USA, Inc.		1st Lien Revolving Loan		09/13/2029				—	—	(e)(h)
Finastra USA, Inc.		1st Lien Term Loan	12.46% (3M SOFR + 7.25%)	09/13/2029				18,860	18,860	(e)(f)
Flash Charm, Inc.		1st Lien Term Loan	8.83% (1M SOFR + 3.50%)	03/02/2028				19,772	19,609	(f)
Flexential Topco Corporation		1st Lien Revolving Loan	0.12	08/25/2027				3,000	3,000	(e)
Flexera Software LLC		1st Lien Term Loan	8.83% (3M SOFR + 3.50%)	03/03/2028				8,115	8,137
Gilfoyle Bidco AB	Sweden	1st Lien Term Loan	13.06% (6M STIBOR + 9.00%)	09/04/2028			SEK	65,475	5,807	(e)(g)
Gilfoyle Bidco AB	Sweden	1st Lien Delay Draw Term Loan	13.06% (6M STIBOR + 9.00%)	09/04/2028			SEK	11,119	986	(e)(g)(h)
Granite France Bidco SAS	France	1st Lien Term Loan	8.71% (3M EURIBOR + 5.00%)	10/17/2028				5,670	6,073
GraphPAD Software, LLC		1st Lien Revolving Loan		04/27/2027				—	—	(e)(h)
GraphPAD Software, LLC		1st Lien Revolving Loan		06/30/2031				—	—	(e)(h)

Semi Annual Report 2024	67

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2024 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

				Maturity	Acquisition		Principal	Fair		% of Net
Company	Country(a)	Investment	Interest	Date	Date	Shares	Amount(a)	Value(a)		Assets
GraphPAD Software, LLC		1st Lien Term Loan	10.08% (3M SOFR + 4.75%)	06/30/2031			$18,660	$18,567	(e)(f)(g)
GraphPAD Software, LLC		1st Lien Delay Draw Term Loan		06/30/2031			—	—	(e)(g)(h)
Guidepoint Security Holdings, LLC		1st Lien Revolving Loan		10/02/2029			—	—	(e)(h)
Guidepoint Security Holdings, LLC		1st Lien Term Loan	11.33% (3M SOFR + 6.00%)	10/02/2029			1,137	1,137	(e)
Guidepoint Security Holdings, LLC		1st Lien Delay Draw Term Loan		10/02/2029			—	—	(e)(h)
Hakken Bidco B.V.	Netherlands	1st Lien Term Loan	10.88% (3M EURIBOR + 7.00%)	07/26/2030			€3,060	3,277	(e)
Hakken Bidco B.V.	Netherlands	1st Lien Delay Draw Term Loan	10.67% (6M EURIBOR + 7.00%)	07/26/2030			€477	511	(e)(h)
Heavy Construction Systems Specialists, LLC		1st Lien Revolving Loan		11/16/2027			—	—	(e)(h)
Heavy Construction Systems Specialists, LLC		1st Lien Term Loan	10.84% (1M SOFR + 5.50%)	11/16/2028			4,095	4,095	(e)(f)
Heavy Construction Systems Specialists, LLC		1st Lien Term Loan	10.59% (1M SOFR + 5.25%)	11/16/2028			2,939	2,939	(e)(f)
Help/Systems Holdings, Inc.		1st Lien Term Loan	9.43% (3M SOFR + 4.00%)	11/19/2026			15,647	13,998	(f)
Help/Systems Holdings, Inc.		2nd Lien Term Loan	12.20% (3M SOFR + 6.75%)	11/19/2027			2,360	1,823	(f)
Hyland Software, Inc.		1st Lien Revolving Loan		09/19/2029			—	—	(e)(h)
Hyland Software, Inc.		1st Lien Term Loan	11.34% (1M SOFR + 6.00%)	09/19/2030			9,634	9,634	(e)
Icefall Parent, Inc.		1st Lien Revolving Loan		01/25/2030			—	—	(e)(g)(h)
Icefall Parent, Inc.		1st Lien Term Loan	11.83% (3M SOFR + 6.50%)	01/25/2030			2,328	2,282	(e)(f)(g)
Idemia Group S.A.S.	France	1st Lien Term Loan	7.72% (3M EURIBOR + 4.00%)	09/30/2028			€7,000	7,493

68	Semi Annual Report 2024

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2024 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

				Maturity	Acquisition		Principal	Fair		% of Net
Company	Country(a)	Investment	Interest	Date	Date	Shares	Amount(a)	Value(a)		Assets
Imprivata, Inc.		2nd Lien Term Loan	11.58% (3M SOFR + 6.25%)	12/01/2028			$6,384	$6,384	(e)(f)
Infobip Inc.		1st Lien Term Loan	11.85% (3M SOFR + 6.25%)	09/17/2026			7,043	7,043	(e)(f)
IQN Holding Corp.		1st Lien Revolving Loan	10.60% (3M SOFR + 5.25%)	05/02/2028			73	73	(e)(h)
IQN Holding Corp.		1st Lien Term Loan	10.60% (3M SOFR + 5.25%)	05/02/2029			6,737	6,738	(e)(f)
Ivanti Software,Inc.		1st Lien Revolving Loan	8.84% (1M SOFR + 3.50%)	12/01/2025			137	108	(e)(h)
Kaseya Inc.		1st Lien Revolving Loan	10.83% (3M SOFR + 5.50%)	06/25/2029			598	598	(e)(g)(h)
Kaseya Inc.		1st Lien Term Loan	11.33% (3M SOFR + 6.00%)	06/25/2029			39,889	39,889	(e)(f)(g)
Kaseya Inc.		1st Lien Delay Draw Term Loan	10.82% (3M SOFR + 5.50%)	06/25/2029			118	118	(e)(g)(h)
Kaseya Inc.		1st Lien Delay Draw Term Loan	11.33% (3M SOFR + 6.00%)	06/25/2029			146	146	(e)(g)
LeanTaaS Holdings, Inc.		1st Lien Term Loan	12.83% (3M SOFR + 7.50%)	07/12/2028			2,635	2,635	(e)
LeanTaaS Holdings, Inc.		1st Lien Delay Draw Term Loan	12.83% (1M SOFR + 7.50%)	07/12/2028			1,539	1,539	(e)(h)
LeanTaaS Holdings, Inc.		1st Lien Delay Draw Term Loan	12.83% (3M SOFR + 7.50%)	07/12/2028			1,114	1,114	(e)(h)
Majesco		1st Lien Revolving Loan		09/21/2027			—	—	(e)(h)
Majesco		1st Lien Term Loan	10.08% (3M SOFR + 4.75%)	09/21/2028			9,624	9,624	(e)(f)
Maltese Bidco 1 Limited	United Kingdom	1st Lien Term Loan	11.15% (6M EURIBOR + 7.25%)	02/14/2029			€3,600	3,856	(e)(f)(g)
Maltese Bidco 1 Limited	United Kingdom	1st Lien Term Loan	11.08% (3M EURIBOR + 7.25%)	02/14/2029			1,543	1,950	(e)(g)
McAfee Corp.		1st Lien Term Loan	8.58% (1M SOFR + 3.25%)	03/01/2029			5,000	4,988

Semi Annual Report 2024	69

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2024 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

				Maturity	Acquisition		Principal	Fair		% of Net
Company	Country(a)	Investment	Interest	Date	Date	Shares	Amount(a)	Value(a)		Assets
MH Sub I, LLC (Micro Holding Corp.)		1st Lien Term Loan	9.59% (1M SOFR + 4.25%)	05/03/2028			$9,129	$9,114
Mimecast Borrowerco, Inc.		1st Lien Term Loan	10.59% (1M SOFR + 5.25%)	05/18/2029			37,893	37,893	(e)(f)(g)
Mimecast Borrowerco, Inc.		1st Lien Term Loan	10.45% (3M SONIA + 5.25%)	05/18/2029			£6,930	8,760	(e)(f)(g)
Mimecast Borrowerco, Inc.		1st Lien Delay Draw Term Loan	10.59% (1M SOFR + 5.25%)	05/18/2029			1,144	1,144	(e)(g)(h)
Mitchell International, Inc.		1st Lien Term Loan		06/17/2031			10,000	9,900	(i)
Mitchell International, Inc.		2nd Lien Term Loan		06/07/2032			10,000	9,944	(i)
MRI Software LLC		1st Lien Revolving Loan		02/10/2027			—	—	(e)(h)
MRI Software LLC		1st Lien Term Loan	10.93% (3M SOFR + 5.50%)	02/10/2027			7,132	7,132	(e)(f)
MRI Software LLC		1st Lien Term Loan	10.93% (3M SOFR + 5.50%)	02/10/2027			2,685	2,686	(e)(f)(g)
MRI Software LLC		1st Lien Delay Draw Term Loan	11.08% (3M SOFR + 5.75%)	02/10/2027			60	60	(e)(h)
Netsmart, Inc.		1st Lien Term Loan	9.21% (1M SOFR + 3.75%)	10/01/2027			8,646	8,661
North Star Acquisitionco, LLC and Toucan Bidco Limited		1st Lien Revolving Loan	10.20% (3M SONIA + 5.00%)	05/03/2029			94	94	(e)(g)(h)
North Star Acquisitionco, LLC and Toucan Bidco Limited		1st Lien Term Loan	10.31% (6M SOFR + 5.00%)	05/03/2029			2,137	2,126	(e)(g)
North Star Acquisitionco, LLC and Toucan Bidco Limited		1st Lien Term Loan	10.20% (6M SONIA + 5.00%)	05/03/2029			241	303	(e)(g)
North Star Acquisitionco, LLC and Toucan Bidco Limited		1st Lien Term Loan	9.72% (3M NIBOR + 5.00%)	05/03/2029			5,281	492	(e)(g)
North Star Acquisitionco, LLC and Toucan Bidco Limited		1st Lien Delay Draw Term Loan		05/03/2029			—	—	(e)(g)(h)

70	Semi Annual Report 2024

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2024 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

				Maturity	Acquisition		Principal	Fair		% of Net
Company	Country(a)	Investment	Interest	Date	Date	Shares	Amount(a)	Value(a)		Assets
Open Text Corp	Canada	1st Lien Term Loan	7.59% (1M SOFR + 2.25%)	01/31/2030			$8,073	$8,105
ParentPay Group Limited	United Kingdom	1st Lien Term Loan	12.06% (3M SONIA + 6.72%)	06/30/2028			£5,529	6,989	(e)(f)
ParentPay Group Limited	United Kingdom	1st Lien Delay Draw Term Loan	12.06% (3M SONIA + 6.72%)	06/30/2028			£1,464	1,850	(e)
PDDS Holdco, Inc.		1st Lien Revolving Loan	12.98% (3M SOFR + 7.50%)	07/18/2028			17	18	(e)(h)
PDDS Holdco, Inc.		1st Lien Term Loan	12.98% (3M SOFR + 7.50%)	07/18/2028			733	733	(e)
PDDS Holdco, Inc.		1st Lien Delay Draw Term Loan	12.98% (3M SOFR + 7.50%)	07/18/2028			70	70	(e)
PDDS Holdco, Inc.		1st Lien Delay Draw Term Loan	12.98% (3M SOFR + 7.50%)	07/18/2028			234	234	(e)(g)(h)
PDI TA Holdings, Inc.		1st Lien Revolving Loan		02/03/2031			—	—	(e)(h)
PDI TA Holdings, Inc.		1st Lien Term Loan	10.58% (3M SOFR + 5.25%)	02/03/2031			1,798	1,780	(e)(f)(g)
PDI TA Holdings, Inc.		1st Lien Delay Draw Term Loan	10.60% (3M SOFR + 5.25%)	02/03/2031			220	218	(e)(g)(h)
Pluralsight, Inc.		1st Lien Revolving Loan		04/06/2027			1,204	578	(e)(j)
Pluralsight, Inc.		1st Lien Term Loan		04/06/2027			16,506	7,923	(e)(j)
Polaris Newco, LLC		1st Lien Term Loan	9.59% (3M SOFR + 4.00%)	06/02/2028			6,055	6,049
PracticeTek Purchaser, LLC		1st Lien Revolving Loan	9.84% (1M SOFR + 4.50%)	08/30/2029			1	—	(e)(h)
PracticeTek Purchaser, LLC		1st Lien Term Loan	11.09% (1M SOFR + 5.75%)	08/30/2029			7,559	7,559	(e)
PracticeTek Purchaser, LLC		1st Lien Delay Draw Term Loan	11.09% (1M SOFR + 5.75%)	08/30/2029			109	109	(e)(h)
Precisely Software Incorporated (f/k/a Syncsort Incorporated)		1st Lien Term Loan	9.84% (3M SOFR + 4.50%)	04/24/2028			13,230	12,966	(f)

Semi Annual Report 2024	71

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2024 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

				Maturity	Acquisition		Principal	Fair		% of Net
Company	Country(a)	Investment	Interest	Date	Date	Shares	Amount(a)	Value(a)		Assets
ProfitSolv Purchaser, Inc.		1st Lien Revolving Loan	10.84% (1M SOFR + 5.50%)	03/05/2027			$462	$462	(e)(h)
ProfitSolv Purchaser, Inc.		1st Lien Term Loan	10.84% (1M SOFR + 5.50%)	03/05/2027			5,277	5,276	(e)(f)
ProfitSolv Purchaser, Inc.		1st Lien Delay Draw Term Loan	10.84% (1M SOFR + 5.50%)	03/05/2027			1,324	1,324	(e)(h)
Project Boost Purchaser, LLC		1st Lien Term Loan	8.96% (1M SOFR + 3.50%)	05/30/2026			16,355	16,355
Project Boost Purchaser, LLC		1st Lien Term Loan	8.96% (1M SOFR + 3.50%)	06/01/2026			7,638	7,639
Project Essential Bidco, Inc.		1st Lien Revolving Loan		04/20/2027			—	—	(e)(h)
Project Essential Bidco, Inc.		1st Lien Term Loan	11.74% (3M SOFR + 6.25%)	04/20/2028			4,169	3,794	(e)(f)
Proofpoint, Inc.		1st Lien Revolving Loan		08/31/2026			—	—	(e)(h)
Proofpoint, Inc.		1st Lien Term Loan	8.34% (1M SOFR + 3.00%)	08/31/2028			25,827	25,837
Pushpay USA Inc.		1st Lien Revolving Loan		05/10/2029			—	—	(e)(h)
Pushpay USA Inc.		1st Lien Term Loan	12.23% (3M SOFR + 6.75%)	05/10/2030			230	230	(e)
QF Holdings, Inc.		1st Lien Revolving Loan	11.17% (3M SOFR + 5.75%)	12/15/2027			116	116	(e)(h)
QF Holdings, Inc.		1st Lien Term Loan	11.18% (3M SOFR + 5.75%)	12/15/2027			3,812	3,813	(e)(f)
QF Holdings, Inc.		1st Lien Term Loan	11.20% (3M SOFR + 5.75%)	12/15/2027			393	393	(e)
QF Holdings, Inc.		1st Lien Delay Draw Term Loan	11.18% (3M SOFR + 5.75%)	12/15/2027			525	525	(e)
Quest Software US Holdings Inc.		1st Lien Term Loan	9.73% (3M SOFR + 4.25%)	02/01/2029			8,546	6,314
Raptor Technologies, LLC (Sycamore Bidco Ltd)		1st Lien Revolving Loan		10/05/2027			—	—	(e)(h)

72	Semi Annual Report 2024

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2024 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

				Maturity	Acquisition		Principal	Fair		% of Net
Company	Country(a)	Investment	Interest	Date	Date	Shares	Amount(a)	Value(a)		Assets
Raptor Technologies, LLC (Sycamore Bidco Ltd)		1st Lien Term Loan	10.08% (3M SOFR + 4.75%)	10/05/2028			$8,315	$8,315	(e)(f)
RealPage, Inc.		1st Lien Term Loan	8.46% (1M SOFR + 3.00%)	04/24/2028			4,980	4,834
RealPage, Inc.		2nd Lien Term Loan	11.96% (1M SOFR + 6.50%)	04/23/2029			30,924	30,461	(e)(f)
Relativity ODA LLC		1st Lien Revolving Loan		05/12/2027			—	—	(e)(g)(h)
Relativity ODA LLC		1st Lien Term Loan	11.44% (1M SOFR + 6.00%)	05/12/2027			7,543	7,543	(e)(g)
Revalize, Inc.		1st Lien Revolving Loan	11.23% (3M SOFR + 5.75%)	04/15/2027			85	78	(e)(h)
Revalize, Inc.		1st Lien Delay Draw Term Loan	11.23% (3M SOFR + 5.75%)	04/15/2027			2,904	2,672	(e)
RMS Holdco II, LLC		1st Lien Revolving Loan		12/16/2027			—	—	(e)(h)
RMS Holdco II, LLC		1st Lien Term Loan	11.73% (3M SOFR + 6.25%)	12/16/2027			7,049	6,696	(e)(f)
Sedgwick Claims Management Services, Inc.		1st Lien Term Loan	0.0325	06/27/2031			4,017	4,007	(e)
Sedgwick Claims Management Services, Inc. (Lightning Cayman Merger Sub, Ltd.)		1st Lien Term Loan	9.09% (1M SOFR + 3.75%)	02/24/2028			16,090	16,088
Smarsh Inc.		1st Lien Revolving Loan	11.09% (1M SOFR + 5.75%)	02/16/2029			109	109	(e)(h)
Smarsh Inc.		1st Lien Term Loan	11.08% (3M SOFR + 5.75%)	02/16/2029			3,561	3,561	(e)(f)
Smarsh Inc.		1st Lien Delay Draw Term Loan	11.08% (3M SOFR + 5.75%)	02/16/2029			445	445	(e)(h)
Spark Purchaser, Inc.		1st Lien Revolving Loan		04/01/2030			—	—	(e)(h)

Semi Annual Report 2024	73

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2024 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

				Maturity	Acquisition		Principal	Fair		% of Net
Company	Country(a)	Investment	Interest	Date	Date	Shares	Amount(a)	Value(a)		Assets
Spark Purchaser, Inc.		1st Lien Term Loan	10.83% (3M SOFR + 5.50%)	04/01/2031			$1,303	$1,277	(e)
SS&C Technologies Holdings, Inc.		1st Lien Term Loan	7.34% (1M SOFR + 2.00%)	05/09/2031			5,341	5,347
Storable, Inc.		2nd Lien Term Loan	12.09% (1M SOFR + 6.75%)	04/16/2029			9,527	9,527	(e)(f)
Sundance Group Holdings, Inc.		1st Lien Revolving Loan	11.67% (3M SOFR + 6.25%)	07/02/2027			1	1	(e)(h)
Sundance Group Holdings, Inc.		1st Lien Term Loan	11.68% (3M SOFR + 6.25%)	07/02/2027			1,510	1,510	(e)(f)
Sundance Group Holdings, Inc.		1st Lien Term Loan	11.70% (3M SOFR + 6.25%)	07/02/2027			81	81	(e)
Sundance Group Holdings, Inc.		1st Lien Delay Draw Term Loan	11.68% (3M SOFR + 6.25%)	07/02/2027			453	453	(e)
TCP Hawker Intermediate LLC		1st Lien Revolving Loan	10.59% (1M SOFR + 5.25%)	08/28/2026			125	125	(e)(h)
TCP Hawker Intermediate LLC		1st Lien Term Loan	10.98% (3M SOFR + 5.50%)	08/28/2026			2,700	2,700	(e)(f)
TCP Hawker Intermediate LLC		1st Lien Term Loan	11.48% (3M SOFR + 6.00%)	08/28/2026			1,232	1,232	(e)
TCP Hawker Intermediate LLC		1st Lien Delay Draw Term Loan	10.97% (3M SOFR + 5.50%)	08/28/2026			1,872	1,872	(e)(f)
TCP Hawker Intermediate LLC		1st Lien Delay Draw Term Loan	11.48% (3M SOFR + 6.00%)	08/28/2026			535	535	(e)(h)
UserZoom Technologies, Inc.		1st Lien Term Loan	12.81% (3M SOFR + 7.50%)	04/05/2029			250	247	(e)
VS Buyer, LLC		1st Lien Term Loan	8.58% (1M SOFR + 3.25%)	04/12/2031			7,580	7,590
WebPT, Inc.		1st Lien Revolving Loan	12.19% (3M SOFR + 6.75%)	01/18/2028			31	31	(e)(h)
WebPT, Inc.		1st Lien Term Loan	12.20% (3M SOFR + 6.75%)	01/18/2028			2,042	2,041	(e)
Wellington Bidco Inc.		1st Lien Revolving Loan	10.34% (3M SOFR + 5.00%)	06/05/2030			110	109	(e)(h)

74	Semi Annual Report 2024

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2024 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

				Maturity	Acquisition		Principal	Fair		% of Net
Company	Country(a)	Investment	Interest	Date	Date	Shares	Amount(a)	Value(a)		Assets
Wellington Bidco Inc.		1st Lien Term Loan	10.34% (3M SOFR + 5.00%)	06/05/2030			$3,330	$3,297	(e)(f)(g)
Wellington Bidco Inc.		1st Lien Delay Draw Term Loan		06/05/2030			—	—	(e)(g)(h)
Wellness AcquisitionCo, Inc.		1st Lien Revolving Loan		01/20/2027			—	—	(e)(h)
Wellness AcquisitionCo, Inc.		1st Lien Term Loan	10.95% (3M SOFR + 5.50%)	01/20/2027			3,017	3,017	(e)(f)
Wellness AcquisitionCo, Inc.		1st Lien Delay Draw Term Loan	10.95% (3M SOFR + 5.50%)	01/20/2027			274	273	(e)(h)
WorkWave Intermediate II, LLC		1st Lien Revolving Loan		06/29/2027			—	—	(e)(h)
WorkWave Intermediate II, LLC		1st Lien Term Loan	12.43% (3M SOFR + 7.00%)	06/29/2027			4,746	4,746	(e)
WorkWave Intermediate II, LLC		1st Lien Delay Draw Term Loan	12.43% (3M SOFR + 7.00%)	06/29/2027			3,199	3,199	(e)(g)
WorkWave Intermediate II, LLC		1st Lien Delay Draw Term Loan		06/29/2027			—	—	(e)(g)(h)
WSBidCo Limited	Jersey	1st Lien Term Loan	12.07% (3M SONIA + 6.75%)	06/16/2028			£2,679	3,386	(e)(f)(g)
WSBidCo Limited	Jersey	1st Lien Delay Draw Term Loan	12.07% (3M SONIA + 6.75%)	06/16/2028			£2,679	3,386	(e)(g)
WSBidCo Limited	Jersey	1st Lien Delay Draw Term Loan	12.32% (3M SONIA + 7.00%)	06/16/2028			2,596	3,282	(e)(g)(h)
ZocDoc, Inc.		1st Lien Term Loan	11.83% (1M SOFR + 6.50%)	05/21/2029			2,730	2,696	(e)(f)(g)
								1,004,109		26.08%
Technology Hardware and Equipment
Chariot Buyer LLC		1st Lien Revolving Loan		01/26/2029			—	—	(e)(h)
Chariot Buyer LLC		1st Lien Term Loan	8.84% (1M SOFR + 3.50%)	11/03/2028			16,858	16,893
Cotiviti Holdings, Inc.		1st Lien Term Loan	8.58% (1M SOFR + 3.25%)	05/01/2031			7,000	6,956

Semi Annual Report 2024	75

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2024 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

				Maturity	Acquisition		Principal		Fair		% of Net
Company	Country(a)	Investment	Interest	Date	Date	Shares	Amount(a)		Value(a)		Assets
Cotiviti Holdings, Inc.		1st Lien Term Loan	0.0763	05/01/2031				$5,000	$4,971
Emerald Debt Merger Sub LLC		1st Lien Term Loan	7.84% (1M SOFR + 2.50%)	05/31/2030				8,507	8,498
Excelitas Technologies Corp.		1st Lien Term Loan	10.58% (3M SOFR + 5.25%)	08/12/2029				2,092	2,092	(e)(f)
Excelitas Technologies Corp.		1st Lien Delay Draw Term Loan		08/12/2029				—	—	(e)(h)
FL Hawk Intermediate Holdings, Inc.		1st Lien Revolving Loan		02/22/2027				—	—	(e)(h)
FL Hawk Intermediate Holdings, Inc.		1st Lien Term Loan	10.35% (3M SOFR + 4.75%)	02/22/2028				7,177	7,177	(e)(f)
Micromeritics Instrument Corp.		1st Lien Revolving Loan		12/18/2025				—	—	(e)(h)
Micromeritics Instrument Corp.		1st Lien Term Loan	10.01% (3M SOFR + 4.50%)	12/18/2025				1,217	1,217	(e)(f)
MWG BidCo ApS	Denmark	1st Lien Term Loan	11.33% (3M CIBOR + 7.50%)	02/29/2028			DKK	20,066	2,824	(e)
MWG BidCo ApS	Denmark	1st Lien Delay Draw Term Loan	11.17% (6M EURIBOR + 7.50%)	02/29/2028			DKK	670	94	(e)(h)(i)
Repairify, Inc.		1st Lien Revolving Loan	10.48% (3M SOFR + 5.00%)	06/14/2027				766	766	(e)
Repairify, Inc.		1st Lien Term Loan	10.51% (3M SOFR + 5.00%)	06/14/2027				3,472	3,472	(e)(f)
Stellant Midco, LLC		1st Lien Term Loan	11.04% (6M SOFR + 5.50%)	10/02/2028				1,582	1,582	(e)(f)
Wildcat BuyerCo, Inc.		1st Lien Revolving Loan		02/26/2027				—	—	(e)(h)
Wildcat BuyerCo, Inc.		1st Lien Term Loan	11.08% (3M SOFR + 5.75%)	02/26/2027				4,181	4,181	(e)(f)
Wildcat BuyerCo, Inc.		1st Lien Delay Draw Term Loan	11.08% (3M SOFR + 5.75%)	02/26/2027				2,627	2,627	(e)(f)(h)
									63,350		1.65%

76	Semi Annual Report 2024

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2024 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

				Maturity	Acquisition		Principal	Fair		% of Net
Company	Country(a)	Investment	Interest	Date	Date	Shares	Amount(a)	Value(a)		Assets
Telecommunication Services
CB-SDG Limited	United Kingdom	1st Lien Term Loan		04/02/2028			£1,672	$2,010	(e)(g)(j)
Delta Topco, Inc.		1st Lien Term Loan	8.85% (3M SOFR + 3.50%)	11/30/2029			14,400	14,388
Hamsard 3713 Limited	United Kingdom	1st Lien Term Loan	10.58% (3M EURIBOR + 6.86%)	11/22/2030			€8,541	9,147	(e)(g)
Hamsard 3713 Limited	United Kingdom	1st Lien Delay Draw Term Loan	10.58% (6M EURIBOR + 6.86%)	11/22/2030			€465	498	(e)(g)(h)
Iridium Communications Inc		1st Lien Term Loan	7.59% (1M SOFR + 2.25%)	09/20/2030			3,980	3,972
Panther NewCo	France	1st Lien Term Loan	9.26% (3M EURIBOR + 5.54%)	05/24/2029			€8,250	8,836	(e)(g)
Panther NewCo	France	1st Lien Delay Draw Term Loan	9.17% (3M EURIBOR + 5.45%)	05/24/2029			€1,609	1,723	(e)(g)(h)
Zayo Group Holdings, Inc.		1st Lien Term Loan	8.46% (1M SOFR + 3.00%)	03/09/2027			14,485	12,572
								53,146		1.38%

Transportation
Draken Bidco Limited	United Kingdom	1st Lien Term Loan	12.32% (6M SOFR + 6.75%)	07/20/2029			10,560	10,560	(e)(f)(g)
Draken Bidco Limited	United Kingdom	1st Lien Delay Draw Term Loan		07/20/2029			—	—	(e)(g)(h)
Genesee & Wyoming Inc.		1st Lien Term Loan	7.33% (3M SOFR + 2.00%)	04/10/2031			3,500	3,495
Internet Truckstop Group LLC		1st Lien Revolving Loan		04/02/2027			—	—	(e)(h)
Internet Truckstop Group LLC		1st Lien Term Loan	10.98% (6M SOFR + 5.50%)	04/02/2027			2,328	2,305	(e)
Neovia Logistics, LP		1st Lien Term Loan	14.43% (3M SOFR + 9.00%)	11/01/2027			455	455	(e)
Shur-Co Acquisition, Inc.		1st Lien Term Loan	10.84% (1M SOFR + 5.50%)	07/01/2030			3,494	3,494	(e)(f)
Shur-Co Acquisition, Inc.		1st Lien Term Loan	10.83% (3M SOFR + 5.50%)	07/01/2030			846	846	(e)
								21,155		0.55%

Semi Annual Report 2024	77

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2024 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

				Maturity	Acquisition		Principal	Fair		% of Net
Company	Country(a)	Investment	Interest	Date	Date	Shares	Amount(a)	Value(a)		Assets
Utilities
CQP Holdco L.P.		1st Lien Term Loan	7.55% (3M SOFR +2.25%)	12/31/2030			$6,983	$6,983

Scholt Energy B.V.	Netherlands	1st Lien Term Loan	9.47% (3M EURIBOR + 5.75%)	08/10/2028			€7,500	8,032	(e)(f)
								15,015		0.39%
Total Senior Loans (Cost 4,326,100)								4,279,578		111.16%

Subordinated Loans(b)(c)(d)(e)
Commercial and Professional Services
Argenbright Holdings V, LLC		Subordinated Delay Draw Term Loan	13.73% (3M SOFR + 8.25%)	11/30/2028			SEK 2,878	2,878	(f)(g)(h)
								2,878		0.07%
Financial Services
eCapital Finance Corp.	Canada	Subordinated Term Loan	13.18% (1M SOFR + 7.75%)	12/31/2025			35,493	35,493

eCapital Finance Corp.	Canada	Subordinated Delay Draw Term Loan	13.18% (1M SOFR + 7.75%)	12/31/2025			2,803	2,803

TVG-TMG Topco, Inc.		Subordinated Term Loan	12.00%	03/30/2029			3,493	3,318	(g)
								41,614		1.08%
Media and Entertainment

22 HoldCo Limited	United Kingdom	Subordinated Delay Draw Term Loan	12.96% (6M SONIA + 7.50%)	08/23/2033			£793	1,003	(g)(h)

22 HoldCo Limited	United Kingdom	Subordinated Term Loan	12.96% (6M SONIA + 7.50%)	08/23/2033			£2,942	3,719	(g)
								4,722		0.12%
Pharmaceuticals, Biotechnology and Life Sciences
Cardinal Topco Holdings, L.P.		Subordinated Term Loan	11.00%	03/17/2025			10	10	(g)
								10		—%
Real Estate Management and Development
OPH NEP Investment, LLC		Subordinated Term Loan	0.1	05/03/2032			8,625	8,409	(g)
								8,409		0.22%

78     Semi Annual Report 2024

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2024 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Subordinated Loans(b)(c)(d)(e) (continued)

				Maturity	Acquisition		Principal	Fair		% of Net
Company	Country(a)	Investment	Interest	Date	Date	Shares	Amount(a)	Value(a)		Assets
Software and Services
WPT Intermediate Holdco, Inc.	Subordinated Term Loan	0.1325	05/07/2029				$18,430	$17,969	(g)
								17,969		0.47%
Total Subordinated Loans (Cost 74,794)								75,602		1.96%
Corporate Bonds(b)(c)
Capital Goods
CP Atlas Buyer Inc		7.00%	12/01/2028				12,561	10,748	(d)

LBM Acquisition LLC		6.25%	01/15/2029				17,324	15,312	(d)

Specialty Building Products Holdings LLC / SBP Finance Corp		6.38%	09/30/2026				18,174	17,854	(d)

Standard Industries Inc/NJ		4.38%	07/15/2030				8,000	7,233	(d)

VistaJet Malta Finance PLC / Vista Management Holding Inc	Malta	9.50%	06/01/2028				7,292	6,394	(d)

VistaJet Malta Finance PLC / Vista Management Holding Inc	Malta	6.38%	02/01/2030				16,434	12,933	(d)
								70,474		1.83%
Commercial and Professional Services
NBLY 2021-1		3.58%	04/30/2051				24	22	(d)(e)
Neptune BidCo US Inc.		9.29%	04/15/2029				8,991	8,610	(d)
VRC Companies, LLC		12.00%	06/29/2028				26	25	(e)(g)
								8,657		0.22%
Consumer Discretionary Distribution and Retail
Carvana Co		14.00%	06/01/2031				214	241	(d)(g)
								241		0.01%

Semi Annual Report 2024   79

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2024 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Corporate Bonds(b)(c) (continued)

				Maturity	Acquisition		Principal	Fair		% of Net
Company	Country(a)	Investment	Interest	Date	Date	Shares	Amount(a)	Value(a)		Assets
Consumer Services
AUTHB 2021-1			3.73%	07/30/2051			$24	$21	(d)(e)

Caesars Entertainment Inc			8.13%	07/01/2027			7,517	7,670	(d)

MGM Resorts International			6.50%	04/15/2032			6,844	6,813

SERV 2020-1			3.34%	01/30/2051			24	20	(d)(e)
								14,524		0.38%
Consumer Staples Distribution and Retail
BUNDT 2021-1			2.99%	07/30/2051			25	23	(d)(e)
								23		—%
Energy
Ascent Resources - Utica LLC/ARU Finance Corp			9.00%	11/01/2027			500	619	(d)

Enviva Partners LP / Enviva Partners Finance Corp				01/15/2026			17,217	7,635	(d)(j)

EQM Midstream Partners LP			6.50%	07/15/2048			3,000	3,029

ITT Holdings LLC			6.50%	08/01/2029			18,264	16,559	(d)

Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp			6.00%	12/31/2030			8,193	7,650	(d)

Transocean Inc.	Cayman Islands		6.80%	03/15/2038			12,978	10,738
								46,230		1.20%
Equity Real Estate Investment Trusts (REITs)
Brookfield Property REIT Inc / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL			4.50%	04/01/2027			13,997	13,027	(d)

Iron Mountain Inc			4.88%	09/15/2029			4,000	3,769	(d)

80     Semi Annual Report 2024

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2024 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Corporate Bonds(b)(c) (continued)

				Maturity	Acquisition		Principal	Fair		% of Net
Company	Country(a)	Investment	Interest	Date	Date	Shares	Amount(a)	Value(a)		Assets
Iron Mountain Inc			5.25%	07/15/2030			$4,089	$3,886	(d)
								20,682		0.54%
Financial Services
Antenore Bidco SpA	Italy		10.86%	10/08/2030			€3,000	3,213	(e)
BCC Blueprint Investments, LLC			9.30%	09/15/2026			775	775	(d)(e)(g)
HighTower Holding, LLC			6.75%	04/15/2029			3,280	3,069	(d)
Midcap Financial Issuer Trust			6.50%	05/01/2028			20,660	19,538	(d)
Nationstar Mortgage Holdings Inc.			5.50%	08/15/2028			7,880	7,572	(d)
WAX 2022-1			5.50%	03/15/2052			18,620	17,723	(d)(e)
								51,890		1.35%
Food, Beverage and Tobacco
Triton Water Holdings, Inc.			6.25%	04/01/2029			100	97	(d)
								97		—%
Health Care Equipment and Services
JDC Healthcare Management, LLC				09/29/2029			35	1	(e)(g)(j)
								1		—%
Materials
Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc	Ireland		5.25%	08/15/2027			26,972	16,726	(d)
Chemours Company, The			5.75%	11/15/2028			2,864	2,644	(d)
Chemours Company, The			4.63%	11/15/2029			6,079	5,250	(d)
Compass Minerals International, Inc.			6.75%	12/01/2027			9,700	9,265	(d)

Semi Annual Report 2024     81

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2024 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Corporate Bonds(b)(c) (continued)

				Maturity	Acquisition		Principal	Fair		% of Net
Company	Country(a)	Investment	Interest	Date	Date	Shares	Amount(a)	Value(a)		Assets
OI European Group BV	Netherlands		4.75%	02/15/2030			$9,750	$8,913	(d)
Owens-Brockway Glass Container Inc			6.63%	05/13/2027			2,250	2,246	(d)
Trident TPI Holdings, Inc.			12.75%	12/31/2028			6,102	6,666	(d)
								51,710		1.34%
Media and Entertainment
ANGI Group LLC			3.88%	08/15/2028			9,203	7,906	(d)
Aventine Holdings II LLC			10.25%	12/23/2030			14,085	11,832	(e)(g)
Eagle Football Holdings BidCo Limited	United Kingdom		13.31% (6M SOFR + 8.00%)	12/13/2028			1,491	1,462	(e)
Eagle Football Holdings BidCo Limited	United Kingdom		17.00%	12/13/2028			707	707	(e)(g)
Gray Television,Inc.			10.50%	07/15/2029			7,024	7,064	(d)
Scripps Escrow II Inc			3.88%	01/15/2029			19,403	13,470	(d)
								42,441		1.10%
Software and Services
AffiniPay Intermediate Holdings, LLC			15.33% (3M SOFR + 10.00%)	06/09/2030			3,239	3,239	(e)
AffiniPay Intermediate Holdings, LLC			15.33% (3M SOFR + 10.00%)	06/09/2030			2,329	2,329	(e)(g)
Cloud Software Group, Inc.			9.00%	09/30/2029			100	97	(d)
Cloud Software Group, Inc.			8.25%	06/30/2032			3,400	3,465	(d)
Insightful Science Intermediate I, LLC			10.50%	04/28/2032			1,732	1,663	(e)
Open Text Holdings Inc			4.13%	02/15/2030			8,500	7,667	(d)
Practicetek Midco, LLC			14.00%	08/30/2030			8,756	8,756	(e)(g)
								27,216		0.71%

82     Semi Annual Report 2024

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2024 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Corporate Bonds(b)(c) (continued)

				Maturity	Acquisition		Principal	Fair		% of Net
Company	Country(a)	Investment	Interest	Date	Date	Shares	Amount(a)	Value(a)		Assets
Telecommunication Services
Level 3 Financing Inc.			11.00%	11/15/2029			$14,000	$14,327	(d)
Zayo Group Holdings, Inc.			4.00%	03/01/2027			13,000	10,335	(d)
								24,662		0.64%
Utilities
NRG Energy Inc			3.63%	02/15/2031			8,000	6,862	(d)
								6,862		0.18%
Total Corporate Bonds (Cost 374,131)								365,710		9.50%
Collateralized Loan Obligations — Credit Linked Notes
Financial Services
BTCP 2023-1			11.20% (1M SOFR + 6.50%)	09/30/2030			11,300	11,300	(e)
								11,300		0.29%
Total Collateralized Loan Obligations — Credit Linked Notes (Cost 11,300)								11,300		0.29%
Collateralized Loan Obligations — Debt(b)(c)(d)(e)
AIMCO 2021-15A E	Cayman Islands		11.53% (3M SOFR + 6.21%)	10/17/2034			750	753
AIMCO 2021-16A E	Cayman Islands		11.78% (3M SOFR + 6.46%)	01/17/2035			913	920
AMMC 2012-11A ER2	Cayman Islands		11.39% (3M SOFR + 6.06%)	04/30/2031			1,500	1,506
AMMC 2018-22A E2	Cayman Islands		11.09% (3M SOFR + 5.76%)	04/25/2031			750	754
ANCHF 2020-12A E	Cayman Islands		0.0691	10/25/2038			1,000	924
ATRM 15A ER	Cayman Islands			07/16/2037			2,375	2,387	(l)
BALLY 2023-24A C	Jersey		10.38% (3M SOFR + 5.05%)	07/15/2036			2,000	2,052
BALLY 2024-26A D	Cayman Islands		11.43% (3M SOFR + 6.10%)	07/25/2037			1,800	1,809
BCC 2019-2A ER	Cayman Islands		11.90% (3M SOFR + 6.58%)	10/17/2032			1,250	1,203

Semi Annual Report 2024     83

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2024 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Collateralized Loan Obligations — Debt(b)(c)(d)(e) (continued)

				Maturity	Acquisition		Principal	Fair	% of Net
Company	Country(a)	Investment	Interest	Date	Date	Shares	Amount(a)	Value(a)	Assets
BCC 2019-4A ER	Cayman Islands		13.32% (3M SOFR + 7.99%)	04/23/2035			$6,000	$5,927
BCC 2020-1A ER	Cayman Islands		12.47% (3M SOFR + 7.15%)	04/18/2033			2,500	2,517
BCC 2022-2A E	Jersey		13.16% (3M SOFR + 7.84%)	04/22/2035			9,480	9,522
BCC 2023-3A D	Jersey		10.57% (3M SOFR + 5.25%)	07/24/2036			3,000	3,108
CANYC 2018-1A E	Cayman Islands		11.34% (3M SOFR + 6.01%)	07/15/2031			850	824
CGMS 2023-2A D1	Cayman Islands		10.32% (3M SOFR + 5.00%)	07/20/2036			5,000	5,122
CGMS 2024-3A E	Cayman Islands		11.70% (3M SOFR + 6.40%)	07/25/2036			3,250	3,267
CIFC 2014-3A ER2	Cayman Islands		11.69% (3M SOFR + 6.36%)	10/22/2031			997	1,000
CPTPK 2024-1A E	Jersey		11.33% (3M SOFR + 6.00%)	07/20/2037			1,750	1,762
DEN12 2016-1A ER	Cayman Islands		11.49% (3M SOFR + 6.16%)	04/15/2031			375	371
DEN14 2016-1A ER	Cayman Islands		11.94% (3M SOFR + 6.61%)	10/23/2031			750	739
DRSLF 2018-55A E	Cayman Islands		10.99% (3M SOFR + 5.66%)	04/15/2031			375	351
DRSLF 2018-58A E	Cayman Islands		10.93% (3M SOFR + 5.61%)	07/17/2031			1,000	935
DRSLF 2018-70A E	Cayman Islands		11.64% (3M SOFR + 6.31%)	01/16/2032			250	249
DRSLF 2022-106A D	Cayman Islands		11.03% (3M SOFR + 5.70%)	10/15/2035			1,000	1,012
DRSLF 2022-106A E	Cayman Islands		14.20% (3M SOFR + 8.87%)	10/15/2035			500	512
DRSLF 2022-108A D	Jersey		9.58% (3M SOFR + 4.25%)	07/18/2035			2,000	2,011

84   Semi Annual Report 2024

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2024 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Collateralized Loan Obligations — Debt(b)(c)(d)(e) (continued)

				Maturity	Acquisition		Principal	Fair	% of Net
Company	Country(a)	Investment	Interest	Date	Date	Shares	Amount(a)	Value(a)	Assets
ELM16 2022-3A FR	Cayman Islands		13.32% (3M SOFR + 8.00%)	04/20/2037			$658	$649
ELM24 2023-3A E	Cayman Islands		12.90% (3M SOFR + 7.57%)	12/11/2033			445	455
INGIM 2013-3A DR	Cayman Islands		11.49% (3M SOFR + 6.16%)	10/18/2031			1,250	1,226
JNPPK 2023-1A D	Jersey		10.02% (3M SOFR + 4.70%)	07/20/2035			2,500	2,517
KKR 2022-41A E	Cayman Islands		12.03% (3M SOFR + 6.70%)	04/15/2035			1,500	1,507
KKR 34X E	Cayman Islands		12.44% (3M SOFR + 7.11%)	07/15/2034			600	603
KKR 44A D	Cayman Islands		10.31% (3M SOFR + 5.00%)	01/20/2036			3,800	3,967
MDPK 2014-14A FR	Cayman Islands		13.36% (3M SOFR + 8.03%)	10/22/2030			1,000	875
MDPK 2018-27A D	Cayman Islands		10.59% (3M SOFR + 5.26%)	04/20/2030			650	645
MDPK 2018-28A F	Cayman Islands		13.19% (3M SOFR + 7.86%)	07/15/2030			500	488
MDPK 2021-52A E	Cayman Islands		12.09% (3M SOFR + 6.76%)	01/22/2035			1,455	1,453
MDPK 2021-59A ER	Cayman Islands		11.73% (3M SOFR + 6.40%)	04/18/2037			2,500	2,511
MDPK 2022-55A E	Cayman Islands		13.50% (3M SOFR + 8.17%)	07/18/2035			662	670
OAKC 2022-12A DR	Bermuda		10.32% (3M SOFR + 5.00%)	07/20/2036			5,000	5,071
OHALF 2015-1X ER3	Cayman Islands		12.24% (3M SOFR + 6.91%)	01/19/2037			860	877
RRAM 2019-6A DR	Cayman Islands		11.44% (3M SOFR + 6.11%)	04/15/2036			1,800	1,759
RRAM 2022-21A D	Bermuda		12.98% (3M SOFR + 7.65%)	07/15/2035			1,000	1,008

Semi Annual Report 2024     85

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2024 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Collateralized Loan Obligations — Debt(b)(c)(d)(e) (continued)

				Maturity	Acquisition		Principal	Fair	% of Net
Company	Country(a)	Investment	Interest	Date	Date	Shares	Amount(a)	Value(a)	Assets
WOODS 2018-12BA E	Cayman Islands		11.39% (3M SOFR + 6.05%)	06/15/2031			$750	$697
Total Collateralized Loan Obligations — Debt (Cost 77,515)								78,515	2.04%

Collateralized Loan Obligations — Equity(d)(e)

AIMCO 2020-11A SUB	Cayman Islands		23.86%	10/17/2034			7,258	6,227
AIMCO 2021-16A SUB	Cayman Islands		16.70%	01/17/2035			4,882	3,826
AIMCO 2021-16X SUB	Cayman Islands		16.70%	01/17/2035			1,000	784
AIMCO 2023-20A SUB	Jersey			10/16/2036			1,500	1,426
AIMCO 2024-22A SUB	Jersey			04/19/2037			700	674
ANCHC 2019-13X SUB	Cayman Islands		17.87%	04/15/2034			750	463
ANCHC 2020-15A SUB	Cayman Islands		14.04%	07/20/2034			1,250	882
ANCHC 2021-20A SUB	Cayman Islands		9.87%	01/20/2035			3,500	1,923
ANCHC 2021-20X SUB	Cayman Islands		4.07%	01/20/2035			1,150	632
ANCHF 2015-1A SBR1	Cayman Islands			07/28/2037			4,860	3,159
ANCHF 2015-2A SBRA	Cayman Islands			04/25/2038			4,550	2,595
ANCHF 2016-3A SB1R	Cayman Islands			01/28/2039			2,840	1,794
ANCHF 2016-3A SUBR	Cayman Islands			01/28/2039			520	329
ANCHF 2016-4A SUBA	Cayman Islands			04/27/2039			4,830	2,850
ANCHF 2018-5A SUB2	Cayman Islands			04/25/2036			4,900	2,836
ANCHF 2018-6A SUB2	Cayman Islands			07/25/2036			1,800	780
ANCHF 2019-7A SUB2	Cayman Islands			04/25/2037			1,420	714
ANCHF 2019-8A SUBA	Cayman Islands			07/25/2037			404	197
ANCHF 2019-9A SUB	Cayman Islands			10/25/2037			680	402
ANCHF 2019-9A SUBA	Cayman Islands			10/25/2037			250	148
ANCHF 2020-10A SUBA	Cayman Islands			04/25/2038			1,731	831

86     Semi Annual Report 2024

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2024 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Collateralized Loan Obligations — Equity(d)(e) (continued)

				Maturity	Acquisition		Principal	Fair	% of Net
Company	Country(a)	Investment	Interest	Date	Date	Shares	Amount(a)	Value(a)	Assets
ANCHF 2021-13A SUB	Cayman Islands			07/27/2039			$640	$384
ATRM 15A SUB	Cayman Islands		20.28%	01/23/2031			4,080	2,070
BARK 2021-1A SUB	Cayman Islands		22.77%	04/20/2034			250	177
BCC 2017-2A SUB	Cayman Islands		16.63%	07/25/2034			4,530	2,486
BCC 2018-1A SUB	Cayman Islands		11.67%	04/23/2031			1,420	297
BCC 2019-2A SUB	Cayman Islands		21.60%	10/17/2032			810	314
BCC 2020-2A SUB	Cayman Islands		48.25%	07/19/2034			800	410
BCC 2021-2A SUB	Cayman Islands		14.72%	07/16/2034			1,000	507
BCC 2022-1A SUB	Cayman Islands		19.54%	04/18/2035			6,750	4,156
BCC 2024-2A SUB	Cayman Islands			07/15/2037			1,620	1,508
CANYC 2019-1A SUB	Cayman Islands		21.83%	07/15/2037			2,798	1,059
CEDF 2016-5A SUB	Cayman Islands		21.69%	07/17/2031			2,000	910
CGMS 2018-3A SUB	Cayman Islands			10/15/2030			750	264
CGMS 2018-4A SUB	Cayman Islands		13.70%	01/20/2031			2,310	1,047
CGMS 2019-3A SUB	Cayman Islands		20.83%	04/20/2037			4,600	3,178
CGMS 2021-2A SUB	Cayman Islands		20.61%	04/20/2034			5,460	3,728
CGMS 2021-4A SUB	Cayman Islands		21.38%	04/20/2034			3,060	2,183
CGMS 2021-5A SUB	Cayman Islands		21.80%	07/20/2034			500	311
CGMS 2021-8A SUBA	Cayman Islands		19.97%	10/15/2034			1,000	629
CGMS 2023-5A SUB	Cayman Islands			01/27/2036			3,080	2,832
CGMS 2024-3A SUB	Cayman Islands			07/25/2036			3,750	3,243
CIFC 2015-4A SUB	Cayman Islands		14.74%	04/20/2034			2,252	784
CIFC 2019-1A SUB	Cayman Islands		28.82%	04/20/2032			1,500	848
CIFC 2019-FAL SUB	Cayman Islands		12.54%	01/20/2033			3,050	1,773

Semi Annual Report 2024     87

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2024 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Collateralized Loan Obligations — Equity(d)(e) (continued)

				Maturity	Acquisition		Principal	Fair	% of Net
Company	Country(a)	Investment	Interest	Date	Date	Shares	Amount(a)	Value(a)	Assets
CIFC 2020-3A SUB	Cayman Islands		16.44%	10/20/2034			$1,000	$769
CIFC 2021-2A SUB	Cayman Islands		22.46%	04/15/2034			3,080	2,164
CIFC 2021-5A SUB	Cayman Islands		21.53%	07/15/2034			5,200	3,498
CIFC 2021-7A SUB	Cayman Islands		18.44%	01/23/2035			250	183
CIFC 2022-2A SUBB	Cayman Islands			04/19/2035			1,900	1,513
CIFC 2024-3A SUB	Cayman Islands			07/21/2037			680	621
DAVIS 2022-1A M1	Cayman Islands			04/20/2035			7,250	101
DAVIS 2022-1A M2	Cayman Islands			04/20/2035			7,250	201
DAVIS 2022-1A SUB	Cayman Islands		18.51%	04/20/2035			7,250	5,830
DRSLF 2018-58X SUB	Cayman Islands		15.19%	07/17/2031			3,125	780
DRSLF 2020-78A SUB	Cayman Islands		24.07%	04/17/2033			8,494	4,847
DRSLF 2021-95A SUB	Cayman Islands		25.62%	08/20/2034			1,500	820
DRSLF 2022-108A SUB	Jersey		26.13%	07/18/2035			875	576
DRSLF 2022-98A SUB	Cayman Islands		20.64%	04/20/2035			4,000	2,643
DRSLF 2022-98X SUB	Cayman Islands		20.64%	04/20/2035			1,000	661
ELM11 2021-4A SUB	Cayman Islands		19.87%	10/20/2034			4,050	3,665
ELM15 2022-2A INC	Cayman Islands		20.29%	04/22/2035			3,050	2,443
ELM16 2022-3A SUB	Cayman Islands			04/20/2037			3,575	2,493
ELM17 2022-4A SUB	Cayman Islands		20.32%	07/17/2037			2,880	2,366
ELM24 2023-3A SUB	Cayman Islands			12/11/2033			1,555	1,379
ELM26 2024-1A SUB	Cayman Islands			04/18/2037			800	689
ELMW5 2020-2A SUB	Cayman Islands		33.05%	07/24/2031			2,500	2,413
ELMW8 2021-1A SUB	Cayman Islands			01/20/2034			2,003	1,354
ELMW8 2021-1X SUB	Cayman Islands			01/20/2034			385	260

88	Semi Annual Report 2024

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2024 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Collateralized Loan Obligations — Equity(d)(e) (continued)

				Maturity	Acquisition		Principal	Fair	% of Net
Company	Country(a)	Investment	Interest	Date	Date	Shares	Amount(a)	Value(a)	Assets
GNRT 2022-10A SUB	Cayman Islands		23.90%	07/22/2035			$6,500	$5,743
GNRT 7A SUB	Cayman Islands			04/22/2037			4,000	3,242
GNRT 9A SUB	Cayman Islands		24.60%	10/20/2034			1,000	824
HRPK 2020-1A SUB	Cayman Islands		15.92%	04/20/2034			3,985	3,328
INVCO 2021-2A SUB	Cayman Islands		17.16%	07/15/2034			440	231
INVCO 2021-2A Y	Cayman Islands			07/15/2034			44	15
INVCO 2021-3A SUB	Cayman Islands		16.93%	10/22/2034			2,700	1,563
INVCO 2021-3A Y	Cayman Islands			10/22/2034			270	71
INVCO 2021-3X SUB	Cayman Islands		16.93%	10/22/2034			957	554
INVCO 2021-3X Y	Cayman Islands			10/22/2034			96	25
INVCO 2023-1A SUB	Jersey			04/22/2037			2,695	2,102
INVCO 2023-1A Y	Jersey			04/22/2037			270	112
KKR 2024-50A SUB	Cayman Islands			04/20/2037			1,948	1,673
MAGNE 2020-28A SUB	Cayman Islands		25.27%	01/20/2035			5,250	4,164
MAGNE 2024-38A SUB				04/15/2037			362	332
MDPK 2016-22A SUB	Cayman Islands		20.12%	01/15/2033			7,400	3,945
MDPK 2018-31A SUB	Cayman Islands		21.09%	07/23/2037			4,250	2,334
MDPK 2018-32A SUB	Cayman Islands		25.81%	01/22/2048			1,250	664
MDPK 2019-34A SUB	Cayman Islands		25.02%	04/25/2032			780	524
MDPK 2019-37A SUB	Cayman Islands		27.98%	04/15/2037			8,430	6,547
MDPK 2021-38A SUB	Cayman Islands		18.43%	07/17/2034			1,290	974
MDPK 2021-50A SUB	Cayman Islands		19.30%	04/19/2034			2,500	1,907
MDPK 2021-59A SUB	Cayman Islands		17.49%	04/18/2037			5,865	4,632
MDPK 2021-59X SUB	Cayman Islands		17.49%	04/18/2037			1,500	1,185

Semi Annual Report 2024	89

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2024 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Collateralized Loan Obligations — Equity(d)(e) (continued)

				Maturity	Acquisition		Principal	Fair	% of Net
Company	Country(a)	Investment	Interest	Date	Date	Shares	Amount(a)	Value(a)	Assets
MDPK 2022-53A SUB	Cayman Islands		19.59%	04/21/2035			$6,000	$4,715
MDPK 2022-55A SUB	Cayman Islands		24.71%	07/18/2035			3,025	2,583
MDPK 2023-63A SUB	Cayman Islands		13.61%	04/21/2035			6,050	5,071
MDPK 2024-67A SUB	Cayman Islands			04/25/2037			265	263
OAKC 2012-7A SUB	Cayman Islands		19.60%	02/20/2034			500	256
OAKC 2014-10RA SUB	Cayman Islands		14.92%	04/20/2034			4,658	2,172
OAKC 2014-10RX SUB	Cayman Islands		22.07%	04/20/2034			1,000	466
OAKC 2017-14A SUB	Cayman Islands			01/21/2030			1,268	1,013
OAKC 2017-15A SUB	Cayman Islands			01/20/2030			2,161	1,366
OAKC 2021-16A SUB	Cayman Islands		19.95%	10/18/2034			4,575	3,625
OAKCL 2019-2A SUB	Cayman Islands		16.84%	04/15/2031			3,860	1,660
OAKCL 2019-3A SUB	Cayman Islands		23.26%	10/20/2034			6,229	3,637
OCP 2023-30A SUB	Jersey			01/24/2037			3,850	3,095
OHALF 2013-1A SUB	Cayman Islands		19.55%	04/23/2037			1,935	917
OHALF 2016-1A SUB	Cayman Islands		18.46%	07/20/2037			9,782	7,738
RESPK 2020-1A M2	Cayman Islands			10/15/2034			2,953	98
RESPK 2020-1A SUB	Cayman Islands		17.19%	10/15/2034			2,953	1,728
ROCKP 2021-1A M1	Cayman Islands			04/20/2034			1,000	8
ROCKP 2021-1A M2	Cayman Islands			04/20/2034			1,000	17
ROCKP 2021-1A SUB	Cayman Islands		17.36%	04/20/2034			1,000	683
ROCKP 2021-1X M1	Cayman Islands			04/20/2034			1,100	9
ROCKP 2021-1X M2	Cayman Islands			04/20/2034			1,100	19
ROCKP 2021-1X SUB	Cayman Islands		17.36%	04/20/2034			1,100	752
RRAM 2017-2A SUB	Cayman Islands		11.67%	10/15/2117			500	284

90	Semi Annual Report 2024

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2024 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Collateralized Loan Obligations — Equity(d)(e) (continued)

				Maturity	Acquisition		Principal	Fair		% of Net
Company	Country(a)	Investment	Interest	Date	Date	Shares	Amount(a)	Value(a)		Assets
RRAM 2019-6A SUB	Cayman Islands		13.05%	04/15/2036			$1,000	$754
RRAM 2020-8A SUB	Cayman Islands		16.84%	07/15/2037			706	461
RRAM 2021-14A SUB	Cayman Islands		14.11%	04/15/2121			750	486
RRAM 2021-17A SUB	Cayman Islands		17.20%	07/15/2034			1,000	662
RRAM 2021-19X SUB	Cayman Islands		15.93%	10/15/2035			1,166	957
RRAM 2023-25A SUB	Bermuda			10/15/2037			3,810	3,114
RRAM 2023-26A SUB	Cayman Islands		14.73%	04/15/2038			14,483	11,572
RRAMX 2022-7A SUB	Cayman Islands		16.48%	07/15/2122			2,175	1,450
SPEAK 2020-8A SUB	Cayman Islands		16.59%	04/20/2033			6,350	3,556
SPEAK 2024-11A SUB	Cayman Islands			07/18/2037			3,300	2,937
TPRK 2021-1A SUB	Cayman Islands		20.35%	04/15/2034			1,500	1,227
VOYA 2024-1A SUB	Cayman Islands			04/15/2037			3,104	2,773
WELF 2020-1A SUB	Cayman Islands		21.13%	04/15/2033			5,955	2,490
WLLMN 2021-1A M1	Cayman Islands			07/15/2034			2,550	31
WLLMN 2021-1A M2	Cayman Islands			07/15/2034			2,550	67
WLLMN 2021-1A SUB	Cayman Islands		17.17%	07/15/2034			2,550	1,805
Total Collateralized Loan Obligations — Equity (Cost 238,113)								234,047		6.08%

Private Asset-Backed Investment(b)(c)(d)(e)
Consumer Discretionary Distribution and Retail
Tricolor Funding SPV 3 LLC			12.94% (1M SOFR + 7.50%)	08/06/2027			1,355	1,355	(h)(n)
								1,355		0.04%
Consumer Services
CFG Investments WH Limited			11.44% (1M SOFR + 6.00%)	02/17/2025			4,281	4,281	(h)
								4,281		0.11%

Semi Annual Report 2024	91

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2024 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Private Asset-Backed Investment(b)(c)(d)(e) (continued)

				Maturity	Acquisition		Principal		Fair		% of Net
Company	Country(a)	Investment	Interest	Date	Date	Shares	Amount(a)		Value(a)		Assets
Equity Real Estate Investment Trusts (REITs)
Vantage Data Centers Europe S.a r.l.	Luxembourg		10.40% (1M EURIBOR + 6.75%)	05/14/2029				$1,044	$1,095	(h)
									1,095		0.03%
Financial Services
Adonis Financial Funding, LLC				12/15/2026				448	258	(j)
ASF Copper, L.P.			9.90% (6M EURIBOR + 6.00%)	08/16/2028				€137	147
ASF Pollock, L.P.			11.31% (3M SOFR + 6.00%)	08/16/2028				272	272
ASF Pollock, L.P.			9.90% (3M EURIBOR + 6.00%)	08/16/2028				€72	77
ASF VII Wagner B L.P.	United Kingdom		11.31% (3M SOFR +6.00%)	08/16/2028				217	217
ASF VII Wagner B L.P.	United Kingdom		9.90% (3M EURIBOR + 6.00%)	08/16/2028				€140	150
ASF VII Wagner L.P.	United Kingdom		11.31% (3M SOFR + 6.00%)	08/16/2028				462	462
ASF VII Wagner L.P.	United Kingdom		9.90% (3M EURIBOR + 6.00%)	08/16/2028				€299	321
DFC Global Facility Borrower III LLC			12.93% (1M SOFR + 7.50%)	04/14/2028			CAD	21,655	15,830	(h)(m)
Harbourvest Global Private Equity Limited	Guernsey		8.84% (3M SOFR + 3.50%)	06/05/2029				9,600	9,456	(h)
Hg Saturn 2 SumoCo Limited	Guernsey		12.58% (3M SOFR + 7.25%)	01/19/2027				16,887	16,887	(g)
HV Chimera LLC			8.30% (3M SOFR + 2.80%)	08/10/2026				4,062	4,052
Isthmus Capital LLC			9.50% (3M PRIME + 1.00%)	06/13/2030				4,522	4,522
Sera 2021 LLC			11.08% (3M SOFR + 5.75%)	03/30/2026				596	596	(h)

92	Semi Annual Report 2024

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2024 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Private Asset-Backed Investment(b)(c)(d)(e) (continued)

				Maturity	Acquisition			Principal	Fair		% of Net
Company	Country(a)	Investment	Interest	Date	Date	Shares		Amount(a)	Value(a)		Assets
Sunbit Receivables Trust IV			12.60% (1M SOFR + 7.25%)	12/22/2026				$2,452	$2,452	(h)
									55,699		1.45%
Media and Entertainment
Orange Barrel Media, LLC/ IKE Smart City, LLC			11.09% (1M SOFR + 5.75%)	03/17/2027				1,040	1,034	(h)
Orange Barrel Media, LLC/ IKE Smart City, LLC			11.09% (1M SOFR + 5.75%)	03/17/2027				4,784	4,754
Orange Barrel Media, LLC/ IKE Smart City, LLC				03/17/2027				0	0	(h)
									5,788		0.15%
Real Estate Management and Development
Illinois Investment S.a.r.l.		Luxembourg	5.17%	12/31/2026		SEK	31,362		2,721
Illinois Investment S.a.r.l.		Luxembourg	25.00%	04/03/2029		SEK	6,700		632	(h)
Invesco Vaf V Investments, LLC			11.50%	07/10/2028			3,333		3,300	(g)
Invesco Vaf V Investments, LLC			11.50% (3M LIBOR + 11.50%)	07/10/2028			1,667		1,650	(g)
Pallas Funding Trust No.2		Australia	7.04% (1M BBSW + 2.75%)	02/07/2027		AUD	6,808		4,542	(h)
Pallas Funding Trust No.2		Australia	12.14% (1M BBSW + 7.85%)	02/07/2027		AUD	2,567		1,712	(h)
Pallas Funding Trust No.2		Australia	10.79% (6M BBSW + 6.50%)	02/07/2027		AUD	4,715		3,145	(h)
									17,702		0.46%
Telecommunication Services
Switch Master Holdco, LLC			SOFR + 3.00%)	12/15/2025			11,687		11,103
									11,103		0.29%
Total Private Asset-Backed Investment (Cost 97,467)									97,023		2.52%

Semi Annual Report 2024	93

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2024 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Preferred Stock(b)(c)(d)(e)

				Maturity	Acquisition		Principal	Fair		% of Net
Company	Country(a)	Investment	Interest	Date	Date	Shares	Amount(a)	Value(a)		Assets

Automobiles and Components
Automotive Keys Investor, LLC					12/22/2020	37,749		$17	(g)(k)
Automotive Keys Investor, LLC					01/01/2023	25,000		12	(g)(k)
								29		—%
Commercial and Professional Services
KBS Topco, LLC					03/18/2024	901,730		995	(f)(k)
Marmic Topco, L.P.			8.00%		03/05/2021	57,624		232	(g)
Visual Edge Technology, Inc.			10.00%		07/20/2023	13		104	(g)
Visual Edge Technology, Inc.					07/20/2023	17		—	(k)
WSC Ultimate Holdings, LLC			10.00%		05/24/2024	1,020		102	(g)
								1,433		0.04%
Consumer Discretionary Distribution and Retail
GMP Hills, LP			8.00%		11/08/2023	611,000		621	(g)
Metis Holdco, Inc.		Class A	7.00%		05/04/2021	7,959		9,909	(g)
Monolith Brands Group, Inc.		Series A			04/14/2022	192,811		952	(k)
Phoenix YW Parent, Inc.			8.00%		05/31/2024	248		248	(g)
								11,730		0.30%
Consumer Services
Aragorn Parent Holdings LP		Series A	10.00%		10/15/2020	50,000		94	(g)
Family First Bidco Limited	United Kingdom		12.50%		12/01/2022	20,838		—
OMERS Mahomes Investment Holdings LLC			15.00%		07/26/2023	1		13	(g)
Redwood Services Holdco, LLC		Series D	8.00%		12/31/2020	100,000		310	(g)
								417		0.01%

94	Semi Annual Report 2024

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2024 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Preferred Stock(b)(c)(d)(e) (continued)

				Maturity	Acquisition		Principal	Fair		% of Net
Company	Country(a)	Investment	Interest	Date	Date	Shares	Amount(a)	Value(a)		Assets
Financial Services
Aquarian Peninsula Holdings LLC			16.08%		12/29/2022	35,481,024		$36,125	(g)
ASE Royal Aggregator, LLC		Class A			07/31/2023	1,646,000		1,822	(k)
Corient Holdings, Inc.		Series A			05/23/2023	9,627		11,317	(k)
The Ultimus Group, LLC		Class A	8.00%		02/01/2019			2	(g)
Tikehau Ruby CLO Equity LP			13.71%		04/08/2024	2,401,477		2,351	(g)
Tikehau Topaz LP			9.00%		06/12/2024	1,609,280		1,657
TVG-TMG Holdings, LLC		Series A			03/31/2022	50		25	(k)
								53,299		1.38%
Food, Beverage and Tobacco
City Line Investments LLC		Class A	8.00%		08/31/2023	30,038		34	(g)
Gotham Greens Holdings, PBC		Series E-1	6.00%		06/29/2022	75,468		6,459	(f)(g)
Gotham Greens Holdings, PBC		Series E-1			08/02/2023	1,311		—	(f)(g)(k)
Watermill Express Holdings, LLC		Class A	8.00%		04/20/2021	5,000		83	(g)
								6,576		0.17%
Health Care Equipment and Services
Evolent Health, Inc.		Series A	11.48% (3M SOFR + 6.00%)		01/20/2023	64		68	(g)
GMR Buyer Corp.			15.00%		05/20/2024	38,889		37,777	(g)
Minerva Holdco, Inc.		Series A	10.75%		02/15/2022	21,262		26,346	(g)
Olympia Acquisition, Inc.					02/28/2022	472		—	(g)(k)
Olympia TopCo, L.P.					07/28/2021	2,184		—	(g)(k)
OMERS Wildcats Investment Holdings LLC		Class A	15.00%		08/02/2023	19		11	(g)

Semi Annual Report 2024	95

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2024 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Preferred Stock(b)(c)(d)(e) (continued)

				Maturity	Acquisition		Principal	Fair		% of Net
Company	Country(a)	Investment	Interest	Date	Date	Shares	Amount(a)	Value(a)		Assets
Symplr Software Intermediate Holdings, Inc.		Series C-1	11.00%		12/22/2020	50		$61	(g)
Symplr Software Intermediate Holdings, Inc.		Series C-2	11.00%		06/18/2021	5,980		6,907	(g)
Symplr Software Intermediate Holdings, Inc.		Series C-3	11.00%		10/12/2021	789		879	(g)
								72,049		1.87%
Insurance
High Street HoldCo LLC		Series A-1	10.00%		01/01/2022	3,898,354		4,977	(g)
High Street HoldCo LLC		Series A-2	10.00%		01/01/2022	789,494		995	(g)
High Street HoldCo LLC		Series A-3	10.00%		01/01/2022	389,813		487	(g)
High Street HoldCo LLC		Series A-4	10.00%		01/01/2022	1,480,301		1,835	(g)
High Street HoldCo LLC		Series A-5	10.00%		01/01/2022	347,693		428	(g)
High Street HoldCo LLC		Series A-6	10.00%		01/01/2022	660,617		806	(g)
High Street HoldCo LLC		Series A-7	10.00%		01/01/2022	938,771		1,126	(g)
High Street HoldCo LLC		Series A-8	10.00%		11/01/2022	409,637		449	(g)
High Street HoldCo LLC		Series A-9	10.00%		11/08/2022	97,533		107	(g)
High Street HoldCo LLC		Series A-10	10.00%		12/12/2022	253,585		275	(g)
High Street HoldCo LLC		Series A-11	10.00%		12/30/2022	331,611		358	(g)
High Street HoldCo LLC		Series A-12	10.00%		02/01/2023	702,235		751	(g)
High Street HoldCo LLC		Series A-13	10.00%		04/11/2023	214,572		225	(g)
High Street HoldCo LLC		Series A-14	10.00%		07/10/2023	136,546		140	(g)
High Street HoldCo LLC		Series A-15	10.00%		07/18/2023	711,315		726	(g)
								13,685		0.36%

96	Semi Annual Report 2024

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2024 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Preferred Stock(b)(c)(d)(e) (continued)

				Maturity	Acquisition		Principal	Fair		% of Net
Company	Country(a)	Investment	Interest	Date	Date	Shares	Amount(a)	Value(a)		Assets

Materials
Novipax Parent Holding Company, L.L.C.		Class A			12/01/2020	50		$27	(g)
Plaskolite PPC Blocker LLC			15.00%		10/31/2023	1		—	(g)
								27		—%
Media and Entertainment
CFC Funding LLC			9.75%		07/21/2023	4,270		4,478	(g)
League One Volleyball, Inc.		Series B			07/27/2023	194		1	(k)
LiveBarn Inc.	Canada				08/17/2023	648,925		2,572	(k)
PFL MMA, Inc.		Series E			04/26/2022	7,823		25	(k)
PRG III, LLC		Class A			10/06/2020	2,250		594	(g)
								7,670		0.20%
Pharmaceuticals, Biotechnology and Life Sciences
Cardinal Topco Holdings, L.P.		Class A	8.00%		09/15/2020	83		238	(g)
Cobalt Holdings I, LP					10/01/2021	50		7	(g)
Cobalt Intermediate I, Inc.		Series A	15.59% (3M SOFR + 10.00%)		10/01/2021	8,582		12,478	(g)
								12,723		0.33%
Software and Services
Activate holdings (US) Corp.			8.00%		10/11/2023	50,000		77	(g)
Appriss Health Intermediate Holdings, Inc.		Series A	11.00%		05/06/2021	3,657		4,965	(g)
Banyan Software, LP					01/07/2022	16,323		1,471	(k)
Cority Parent, Inc.	Canada	Class A-1	9.00%		07/02/2019	50		252	(g)
DCert Preferred Holdings, Inc.		Series A	10.50%		05/25/2021	22,284		26,933	(g)
Diligent Preferred Issuer, Inc.			10.50%		04/06/2021	1,476		1,951	(g)
EZ Elemica Holdings, Inc.			—%		09/18/2019	50		70	(k)

Semi Annual Report 2024	97

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2024 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Preferred Stock(b)(c)(d)(e) (continued)

				Maturity	Acquisition		Principal	Fair		% of Net
Company	Country(a)	Investment	Interest	Date	Date	Shares	Amount(a)	Value(a)		Assets
GSV PracticeTek Holdings, LLC		Class A	8.00%		03/31/2021	269,272		$315	(g)
Insightful Science Holdings, LLC			14.00%		04/28/2021	62,340		2,550	(g)
Knockout Intermediate Holdings I Inc.			11.75%		06/22/2022	7,299		9,376	(g)
Magic Topco, L.P.		Class A	9.00%		09/21/2020	58		137	(g)
Packers Software Intermediate Holdings, Inc.		Series A	11.00%		11/12/2020	50		64	(g)
Packers Software Intermediate Holdings, Inc.		Series A-2	11.00%		12/23/2020	18		23	(g)
Packers Software Intermediate Holdings, Inc.		Series A-3	11.00%		11/24/2021	24		27	(g)
Peachtree Parent, Inc.		Series A	13.25%		03/19/2019	25		50	(g)
Picard Holdco, Inc.		Series A	17.33% (3M SOFR + 12.00%)		09/29/2022	428		463	(g)
Project Essential Super Parent, Inc.			14.98% (3M SOFR + 9.50%)		04/20/2021	2,963		4,060	(g)
Sunshine Software Holdings, Inc.		Series A	10.50%		10/15/2021	15,929		17,872	(g)
SuperMoose NewCo, Inc.			15.00%		04/12/2024	17,961		17,961	(g)
Titan DI Preferred Holdings, Inc.			13.50%		02/11/2020	—		89	(g)
Wellington TopCo LP			8.00%		06/05/2024	143,000		143	(g)
								88,849		2.31%
Telecommunication Services
6DG TOPCO LIMITED	United Kingdom				02/06/2024	1,371,829,990		—	(k)
								—		—%

98	Semi Annual Report 2024

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2024 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Preferred Stock(b)(c)(d)(e) (continued)

				Maturity	Acquisition		Principal	Fair		% of Net
Company	Country(a)	Investment	Interest	Date	Date	Shares	Amount(a)	Value(a)		Assets

Transportation
Neovia Acquisition, LLC		Class B	19.41%		11/01/2022	718		$981	(g)
								981		0.03%
Utilities
Ferrellgas, L.P.			8.96%		03/30/2021	8,898		8,987	(g)
								8,987		0.23%
Total Preferred Stock (Cost 287,265)								278,455		7.23%
Common Stock
Automobiles and Components
Automotive Keys Investor, LLC		Class A			11/06/2020	62,749		—	(d)(e)(k)
Clarience Technologies, LLC		Class A			02/12/2024	349		858	(d)(e)(k)
Highline PPC Blocker LLC					11/04/2020	500		70	(d)(e)(k)
Sun TopCo, LP		Class A			09/08/2021	1,000		139	(d)(e)(k)
Victory Topco, LP		Class A-2			11/10/2023	2,510		343	(d)(e)(k)
								1,410		0.04%
Capital Goods
Dynamic NC Investment Holdings, LP					12/30/2020	50,000		52	(d)(e)(k)
GB Helios Holdings, L.P.		Series A			05/31/2024	59		59	(d)(e)(k)
Kene Holdings, L.P.		Class A			08/08/2019	50,000		97	(d)(e)(k)
								208		0.01%
Commercial and Professional Services
Bedrock Parent Holdings, LP		Class A			04/22/2021	644		55	(d)(e)(k)
Capstone Parent Holdings, LP		Class A			11/12/2020	50		105	(d)(e)(k)
Elliott Metron Co-Investor Aggregator L.P.					10/05/2022	1,000,000		1,426	(d)(e)(k)
KBS Topco, LLC		Class A			03/18/2024	901,730		—	(d)(e)(f)(k)

Semi Annual Report 2024	99

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2024 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Common Stock (continued)

				Maturity	Acquisition		Principal	Fair		% of Net
Company	Country(a)	Investment	Interest	Date	Date	Shares	Amount(a)	Value(a)		Assets
KKR Nest Co-Invest L.P.					09/28/2021	50,000		$61	(d)(e)(k)
Laboratories Topco LLC		Class A			07/23/2021	33,333		5	(d)(e)(k)
Landscape Parallel Partners, L.P.		Class A			12/16/2021	162		591	(d)(e)(k)
North American Fire Ultimate Holdings, LLC					05/19/2021	68,175		293	(d)(e)(k)
PSP Registrar Co-Investment Fund, L.P.		Class A			08/26/2021	50,000		45	(d)(e)(k)
RC V Tecmo Investor LLC					08/14/2020	50,000		67	(d)(e)(k)
SSE Parent, LP		Class A-1			06/30/2020	25		—	(d)(e)(k)
SSE Parent, LP		Class A-2			06/30/2020	25		—	(d)(e)(k)
UPBW Blocker, LLC					03/13/2024	4,700		470	(d)(e)(k)
WSC Ultimate Holdings, LLC		Class A			05/24/2024	95		—	(d)(e)(k)
								3,118		0.08%
Consumer Discretionary Distribution and Retail
Arko Corp					12/22/2020	106		1	(d)(k)
Emerald Lake Pearl Acquisition-A, L.P.					07/19/2021	43,500		57	(d)(e)(k)
Fastsigns Holdings Inc.					03/13/2019	50		145	(d)(e)(k)
Marcone Yellowstone Holdings, LLC		Class A			06/23/2021	96		51	(d)(e)(k)
Metis Topco, LP					05/04/2021	50		69	(d)(e)(k)
Stonecourt IV Partners LP					10/08/2021	2,423,676		3,237	(d)(e)(k)
								3,560		0.09%
Consumer Durables and Apparel
Centric Brands L.P.		Class A			10/09/2020	21,364		361	(d)(e)(k)
DRS Holdings I, Inc.					11/01/2019	50		40	(d)(e)(k)
SEP Diamond Fund GP, LLC					06/28/2024	2,287,832		2,288	(d)(e)(k)
								2,689		0.07%

100	Semi Annual Report 2024

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2024 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Common Stock (continued)

				Maturity	Acquisition		Principal	Fair		% of Net
Company	Country(a)	Investment	Interest	Date	Date	Shares	Amount(a)	Value(a)		Assets

Consumer Services
Apex Service Partners Holdings, LLC		Series B			10/24/2023	44,263		$1,527	(d)(e)(k)
CMG Buyer Holdings, Inc.					05/19/2022	5		173	(d)(e)(k)
Family First Bidco Limited	United Kingdom				12/01/2022	176		—	(d)(e)(k)
GS SEER Group Holdings LLC		Class A			04/28/2023	25		21	(d)(e)(k)
IHS Parent Holdings, L.P.		Class A			12/28/2022	25,000		31	(d)(e)(k)
KKR Game Changer Co-Invest Feeder II L.P.					06/27/2024	467,000		467	(d)(e)(k)
LBC Breeze Holdings LLC		Class A			12/06/2021	50		13	(d)(e)(k)
Leviathan Holdings, L.P.					12/27/2022	38,000		50	(d)(e)(k)
Northwinds Services Group LLC					05/01/2023	60,684		89	(d)(e)(k)
OMERS Mahomes Investment Holdings LLC		Class A	—%		11/16/2020	16		101	(d)(e)(k)
PestCo Holdings, LLC		Class A			01/26/2023	2		35	(d)(e)(k)
Vertex Service Partners Holdings, LLC		Class B			11/08/2023	33		59	(d)(e)(k)
ZBS Mechanical Group Co-Invest Fund 2, LLC					10/07/2021	50,000		218	(d)(e)(k)
								2,784		0.07%
Consumer Staples Distribution and Retail
KCAKE Holdings Inc.					05/14/2021	50		57	(d)(e)(k)
LJ Perimeter Co-Invest, L.P.		Class A			10/26/2022	50,052		28	(d)(e)(k)
REP WWP Coinvest IV, L.P.					01/17/2023	25,000		16	(d)(e)(k)
Restaurant Produce and Services Blocker, LLC		Tranche B			05/01/2023	50,000		49	(d)(e)(k)
ZB TopCo LLC		Class A			02/09/2022	50		69	(d)(e)(k)
								219		0.01%

Semi Annual Report 2024	101

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2024 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Common Stock (continued)

				Maturity	Acquisition		Principal	Fair		% of Net
Company	Country(a)	Investment	Interest	Date	Date	Shares	Amount(a)	Value(a)		Assets

Energy
Galileo Co-Investment Trust I	New Zealand				07/07/2022	50,000		$31	(d)(e)(k)
SilverBow Resources, Inc.					06/30/2022	1,214		46	(d)(k)
Summit Midstream Partners LP					02/25/2022	24,062		855	(k)
								932		0.02%
Financial Services
BCC Blueprint Investments, LLC					09/15/2021	812,511		677	(d)(e)(k)
Constellation Wealth Capital Fund, L.P.					01/19/2024	404,562		405	(d)(e)(g)(k)
CWC Fund I Co-Invest (AlTi) LP					03/26/2024	3,276,000		3,276	(d)(e)(k)
CWC Fund I Co-Invest (Prism) LP					03/27/2024	2,374,000		2,374	(d)(e)(k)
GTCR (D) Investors LP					09/19/2023	37,037		42	(d)(e)(k)
Isthmus Capital LLC					06/13/2023	11		53	(d)(e)(k)
Kelso XI Tailwind Co-Investment, L.P.					09/11/2023	43,595		45	(d)(e)(k)
Mars Downstop Loan Purchaser Trust		Class A			02/09/2024	9,696,876		8,782	(d)(e)(k)
PCS Parent, L.P.		Class A			03/01/2024	80,000		80	(d)(e)(k)
Sera 2021 LLC		Class A			03/30/2021	4		164	(d)(e)(k)
The Ultimus Group Aggregator, LP		Class A			02/01/2019	—		—	(d)(e)(k)
The Ultimus Group Aggregator, LP		Class B			02/01/2019	182		—	(d)(e)(k)
The Ultimus Group, LLC		Class B			02/01/2019	1,609		1	(d)(e)(k)
TVG-TMG Holdings, LLC					03/31/2022	50		—	(d)(e)(k)

102	Semi Annual Report 2024

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2024 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Common Stock (continued)

				Maturity	Acquisition		Principal	Fair		% of Net
Company	Country(a)	Investment	Interest	Date	Date	Shares	Amount(a)	Value(a)		Assets
WAAM Topco, LLC		Class A			06/22/2023	41,556		$68	(e)(k)	0.41%
								15,967
Food, Beverage and Tobacco
PPC CHG Blocker LLC					12/10/2021	1		65	(d)(e)(k)
								65		—%
Health Care Equipment and Services
Asclepius Holdings LLC					02/28/2022	448		—	(d)(e)(k)
AVE Holdings LP		Class A			03/01/2024	402		404	(d)(e)(k)
AVE Holdings LP		Class C			11/30/2023	983		199	(d)(e)(k)
BCPE Co- Invest (A), LP		Class A			02/15/2022	45,000		52	(d)(e)(k)
CHPPR Holdings Inc.					12/28/2023	4,700		398	(e)(k)
Crown CT HoldCo Inc.		Class A			03/08/2022	5		55	(d)(e)(k)
Crown CT Management LLC					03/08/2022	1		9	(d)(e)(k)
KOLN Co-Invest Unblocked, LP		Class A			03/29/2023	50		58	(d)(e)(k)
Network Investco BV	Netherlands				07/08/2022	1,073,830		2,415	(d)(e)(k)
NSPC Holdings, LLC					02/13/2023	5,360		—	(d)(e)(k)
Olympia TopCo, L.P.		Class A			09/24/2019	50,000		—	(d)(e)(k)
OMERS Bluejay Investment Holdings LP		Class A	—%		07/10/2018	25		42	(d)(e)(k)
OMERS Wildcats Investment Holdings LLC		Class A			10/31/2019	216		124	(d)(e)(k)
SiroMed Equity Holdings, LLC					03/26/2018	3,703		10	(d)(e)(k)
VPP Group Holdings, L.P.					12/01/2021	50		76	(d)(e)(k)
VPP Group Holdings, L.P.		Class A2			03/22/2023	—		1	(d)(e)(k)

Semi Annual Report 2024	103

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2024 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Common Stock (continued)

				Maturity	Acquisition		Principal	Fair		% of Net
Company	Country(a)	Investment	Interest	Date	Date	Shares	Amount(a)	Value(a)		Assets
WSHP FC Holdings LLC					07/01/2022	368		$41	(d)(e)(k)
								3,884		0.10%
Household and Personal Products
CDI Holdings I Corp.					12/22/2021	50		34	(d)(e)(k)
RMCF V CIV XLIV, L.P.					08/20/2021	50,004		20	(d)(e)(k)
Silk Holdings I Corp.					05/01/2023	50		126	(d)(e)(k)
								180		—%
Insurance
CFCo, LLC		Class B			09/11/2023	5,035,395		—	(d)(e)(k)
High Street HoldCo LLC		Series A	10.00%		04/16/2021	50,000		130	(d)(e)
High Street HoldCo LLC		Series C	10.00%		04/16/2021	563,740		1,472	(d)(e)
INSZ Holdings, LLC					11/08/2022	31,139		33	(d)(e)(k)
INSZ Holdings, LLC					11/30/2023	1,073,000		1,127	(d)(e)(k)
Maple Acquisition Holdings, LP		Class A-2			11/01/2023	13,871		273	(d)(e)(k)
Rocket Co-Invest, SLP	Luxembourg				03/20/2024	188,027		245	(d)(e)(k)
SageSure LLC		Series A			02/18/2022	3		186	(d)(e)(k)
								3,466		0.09%
Materials
ASP-r-pac Holdings LP		Class A			12/29/2021	500		31	(d)(e)(k)
KNPAK Holdings, LP		Class A			07/02/2019	100,000		120	(d)(e)(k)
Meyer Parent, LLC					02/29/2024	12,000		12	(d)(e)(k)
Novipax Parent Holding Company, L.L.C.		Class C			12/01/2020	50		—	(d)(e)(k)
Plaskolite PPC Blocker LLC					12/14/2018	10		1	(d)(e)(k)
								164		—%

104	Semi Annual Report 2024

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2024 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Common Stock (continued)

				Maturity	Acquisition		Principal	Fair		% of Net
Company	Country(a)	Investment	Interest	Date	Date	Shares	Amount(a)	Value(a)		Assets

Media and Entertainment
Eagle Football Holdings Limited	United Kingdom				09/14/2023	14		$100	(d)(e)(k)
Sandlot Action Sports, LLC					05/24/2024	3,384		25	(d)(e)(k)
Storm Investment S.a.r.l.	Luxembourg	Class A			06/24/2021	491,621		680	(d)(e)(k)
Storm Investment S.a.r.l.	Luxembourg	Class B			06/24/2021	491,621		680	(d)(e)(k)
Storm Investment S.a.r.l.	Luxembourg	Class C			06/24/2021	491,621		680	(d)(e)(k)
Storm Investment S.a.r.l.	Luxembourg	Class D			06/24/2021	491,621		680	(d)(e)(k)
Storm Investment S.a.r.l.	Luxembourg	Class E			06/24/2021	491,621		680	(d)(e)(k)
Storm Investment S.a.r.l.	Luxembourg	Class F			06/24/2021	491,621		681	(d)(e)(k)
Storm Investment S.a.r.l.	Luxembourg	Class G			06/24/2021	491,621		681	(d)(e)(k)
Storm Investment S.a.r.l.	Luxembourg	Class H			06/24/2021	491,621		681	(d)(e)(k)
Storm Investment S.a.r.l.	Luxembourg	Class I			06/24/2021	491,621		681	(d)(e)(k)
Storm Investment S.a.r.l.	Luxembourg				06/24/2021	590		30	(d)(e)(k)
Storm Investment S.a.r.l.	Luxembourg				04/01/2022	25,565		—	(d)(e)(k)
								6,279		0.16%
Pharmaceuticals, Biotechnology and Life Sciences
Athyrium Buffalo LP/ Partnership Interests		Class B			08/25/2023	1,032,980		1,002	(d)(e)(k)
Athyrium Buffalo LP/ Partnership Interests					06/17/2022	2,097,909		2,035	(d)(e)(k)

Semi Annual Report 2024	105

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2024 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Common Stock (continued)

				Maturity	Acquisition		Principal	Fair		% of Net
Company	Country(a)	Investment	Interest	Date	Date	Shares	Amount(a)	Value(a)		Assets
Cobalt Holdings I, LP		Class A			10/01/2021	500		$70	(d)(e)(k)
WCI-BXC Investment Holdings, L.P.					11/03/2023	126,000		125	(d)(e)(k)
								3,232		0.08%
Real Estate Management and Development
Illinois Investment S.a.r.l.	Luxembourg	Class A			09/15/2021	3,400,700		—	(d)(e)(k)
Illinois Investment S.a.r.l.	Luxembourg	Class B			09/15/2021	3,400,700		—	(d)(e)(k)
Illinois Investment S.a.r.l.	Luxembourg	Class C			09/15/2021	3,400,700		—	(d)(e)(k)
Illinois Investment S.a.r.l.	Luxembourg	Class D			09/15/2021	3,400,700		—	(d)(e)(k)
Illinois Investment S.a.r.l.	Luxembourg	Class E			09/15/2021	3,400,700		—	(d)(e)(k)
Illinois Investment S.a.r.l.	Luxembourg	Class F			09/15/2021	3,400,700		—	(d)(e)(k)
Illinois Investment S.a.r.l.	Luxembourg	Class G			09/15/2021	3,400,700		—	(d)(e)(k)
Illinois Investment S.a.r.l.	Luxembourg	Class H			09/15/2021	3,400,700		—	(d)(e)(k)
Illinois Investment S.a.r.l.	Luxembourg	Class I			09/15/2021	3,400,700		—	(d)(e)(k)
Illinois Investment S.a.r.l.	Luxembourg				09/15/2021	4,081		—	(d)(e)(k)
Illinois Investment S.a.r.l.	Luxembourg				05/26/2022	106,292		—	(d)(e)(k)
OPH NEP Investment, LLC		Class B			05/03/2024	2		664	(d)(e)(k)
								664		0.02%
Software and Services
APG Holdings, LLC		Class A			01/03/2020	50,000		44	(d)(e)(k)
Astorg VII Co-Invest ERT	Luxembourg				01/31/2020	1,208,500		2,060	(d)(e)(k)

106	Semi Annual Report 2024

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2024 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Common Stock (continued)

				Maturity	Acquisition		Principal	Fair		% of Net
Company	Country(a)	Investment	Interest	Date	Date	Shares	Amount(a)	Value(a)		Assets
Avaya Holdings Corp.					05/01/2023	2,607		$18	(e)(k)
Avaya Holdings Corp.					05/01/2023	76,384		530	(k)
Bobcat Topco, L.P.		Class A-1			06/16/2023	56,770		59	(d)(e)(k)
Consilio Investment Holdings, L.P.		Series A			09/15/2022	243		4	(d)(e)(k)
Consilio Investment Holdings, L.P.					05/28/2021	5,038		84	(d)(e)(k)
Cority Parent, Inc.	Canada	Class B-1			07/02/2019	47,536		2	(d)(e)(k)
Denali Apexco LP		Class A			09/15/2021	50,000		79	(d)(e)(k)
Destiny Digital Holdings, L.P.					05/27/2021	3,076		41	(d)(e)(k)
Elliott Alto Co-Investor Aggregator L.P.					09/28/2022	500,000		1,121	(d)(e)(k)
EQT IX Co- Investment (E) SCSP					04/16/2021	5,000		79	(d)(e)(k)
H&F Unite Partners, L.P.					05/01/2019	50,032		92	(d)(e)(k)
Insight PDI Holdings, LLC		Class A			03/19/2019	26,548		57	(d)(e)(k)
Magic Topco, L.P.		Class B			09/21/2020	12,975		—	(d)(e)(k)
Magnesium Co-Invest SCSp	Luxembourg				05/06/2022	5		56	(d)(e)(k)
PS Co-Invest, L.P.					03/05/2021	50,000		70	(d)(e)(k)
RMCF VI CIV XLVIII, L.P.					06/08/2022	64,827		80	(d)(e)(k)
RMS Group Holdings, Inc.					12/16/2021	5		35	(d)(e)(k)
Rocket Parent, LLC		Class A			12/17/2018	74,502		209	(d)(e)(k)
Skywalker TopCo, LLC					11/20/2020	25,407		161	(d)(e)(k)
Sunshine Software Holdings, Inc.		Class A-1			10/15/2021	5,000		59	(d)(e)(k)
								4,940		0.13%

Semi Annual Report 2024	107

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2024 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Common Stock (continued)

				Maturity	Acquisition		Principal	Fair		% of Net
Company	Country(a)	Investment	Interest	Date	Date	Shares	Amount(a)	Value(a)		Assets

Technology Hardware and Equipment
PerkinElmer Topco GP, L.L.C.		Class A-2			01/21/2022	365		$53	(d)(e)(k)
Repairify Holdings, LLC		Class A			06/14/2021	1,655		40	(d)(e)(k)
Wildcat Parent, LP					02/27/2020	535		193	(d)(e)(k)
								286		0.01%
Transportation
Neovia Acquisition, LLC					11/01/2022	6		118	(e)(k)
Shur-Co HoldCo, Inc.					06/30/2021	500		117	(d)(e)(k)
								235		0.01%
Utilities
Apex Clean Energy TopCo, LLC		Class A			11/17/2021	149,776		22,576	(d)(e)(k)
								22,576		0.59%
Total Common Stock (Cost 57,634)								76,858		2.00%
Warrants(d)(k)
Commercial and Professional Services
Priority Waste Super Holdings, LLC					08/18/2023	4,247		596	(e)
Priority Waste Super Holdings, LLC					06/28/2024	1,937		—	(e)(f)
Visual Edge Technology, Inc.					03/22/2018	27,334		—	(e)
								596		0.02%
Consumer Discretionary Distribution and Retail
Arko Corp					12/22/2020	55		—
								—		—%
Food, Beverage and Tobacco
Gotham Greens Holdings, PBC					06/29/2022	31,842		—	(e)(f)
								—		—%

108	Semi Annual Report 2024

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2024 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Warrants(d)(k) (continued)

				Maturity	Acquisition		Principal	Fair		% of Net
Company	Country(a)	Investment	Interest	Date	Date	Shares	Amount(a)	Value(a)		Assets

Health Care Equipment and Services
Air Medical Buyer Corp					03/14/2018	122		$3	(e)
CHPPR Holdings Inc.					12/28/2023	13,942		321	(e)
CHPPR Holdings Inc.					12/28/2023	6,604		102	(e)
CHPPR Holdings Inc.					12/28/2023	7,625		646	(e)
CHPPR Holdings Inc.					12/28/2023	3,054		259	(e)
GMR Buyer Corp.					12/17/2021	1,927		41	(e)
GMR Buyer Corp.					05/20/2024	959,055		—	(e)
Nomi Health, Inc.					07/21/2023	2,174		—	(e)
Nomi Health, Inc.					06/12/2024	4,857		18	(e)
								1,390		0.04%
Materials
Vobev Holdings, LLC					04/20/2023	1,079		—	(e)
Vobev Holdings, LLC					11/06/2023	14,652		—	(e)
								—		—%
Media and Entertainment
Eagle Football Holdings Limited					12/09/2022	5		124	(e)
Eagle Football Holdings Limited					12/09/2022	5		40	(e)
PFL MMA, Inc.					01/19/2021	115,111		37	(e)
PFL MMA, Inc.					11/23/2022	2,457		7	(e)
								208		0.01%
Total Warrants (Cost 978)								2,194		0.06%
Total Investments (Cost $5,545,295)								5,499,282		142.84%
Liabilities in Excess of Other Assets								(1,649,370)		(29.95)%
Net Assets								$3,849,912		100.00%

(a)	Investment holdings in foreign currencies are converted to U.S. Dollars using period end spot rates. Investments are in United States enterprises and all principal balances shown are in U.S. Dollars unless otherwise noted.

Semi Annual Report 2024	109

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2024 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

(b)	Variable rate loans bear interest at a rate that may be determined by reference to the Secured Overnight Financing Rate (“SOFR”), or an alternate base rate such as the Bank Bill Swap Bid Rate (“BBSY”), Bank Bill Benchmark Rate (“BKBM”), Canadian Dollar Offered Rate (“CDOR”), Copenhagen Interbank Offered Rate (“CIBOR”), Euro Interbank Offered Rate (“EURIBOR”), Norwegian Interbank Offered Rate (“NIBOR”), Prime Rate (“PRIME”), Sterling Overnight Index Average (“SONIA”), Stockholm Interbank Offered Rate (“STIBOR”) or Warsaw Interbank Offered Rate (“WIBOR”), at the borrower’s option. SOFR based contracts may include a credit spread adjustment that is charged in addition to the base rate and the stated spread. Stated interest rates in this schedule represents the “all-in” rate as of June 30, 2024.

(c)	Variable rate coupon rate shown as of June 30, 2024.

(d)	These investments, which as of June 30, 2024 represented 141% of the Fund’s net assets or 99% of the Fund’s total assets, may be subject to legal restrictions on sales. Acquisition dates are included above for equity securities that may be subject to legal restrictions on sales.

(e)	Investments whose values were determined using significant unobservable inputs (Level 3) (See Note 4 to the consolidated financial statements).

(f)	These assets are held at CADEX Credit Financing, LLC, a wholly owned special purpose financing vehicle, and are pledged as collateral for a secured revolving credit facility.

(g)	Includes a payment-in-kind provision.

(h)	As of June 30, 2024, the Fund had the following commitments to fund various revolving and delayed draw senior secured and subordinated loans. Such commitments are subject to the satisfaction of certain conditions set forth in the documents governing these loans and there can be no assurance that such conditions will be satisfied.

		Total revolving
		and delayed draw	Less: funded	Total unfunded
Company	Investment Type	loan commitments	commitments	commitments
1011778 B.C. Unlimited Liability Company (New Red Finance, Inc.) (aka Burger King/ Tim Hortons)	1st Lien Delay Draw Term Loan	$363	$—	$363
22 HoldCo Limited	Subordinated Delay Draw Term Loan	1,361	—	1,361
3 Step Sports LLC	1st Lien Revolving Loan	124	—	124
3 Step Sports LLC	1st Lien Delay Draw Term Loan	1,498	—	1,498
Accession Risk Management Group, Inc.	1st Lien Revolving Loan	77	—	77
Accession Risk Management Group, Inc.	1st Lien Delay Draw Term Loan	142	—	142
ACTFY Buyer, Inc.	1st Lien Revolving Loan	476	—	476
ACTFY Buyer, Inc.	1st Lien Delay Draw Term Loan	492	—	492
Activate holdings (US) Corp.	1st Lien Revolving Loan	579	—	579
AffiniPay Midco, LLC	1st Lien Revolving Loan	1,517	—	1,517
AIM Acquisition, LLC	1st Lien Revolving Loan	457	—	457
Airx Climate Solutions, Inc.	1st Lien Revolving Loan	148	(63)	85
Airx Climate Solutions, Inc.	1st Lien Delay Draw Term Loan	534	—	534
Alcami Corporation	1st Lien Revolving Loan	27	—	27
American Residential Services L.L.C.	1st Lien Revolving Loan	1	—	1
AmeriVet Partners Management, Inc.	1st Lien Delay Draw Term Loan	867	—	867
Amethyst Radiotherapy Group B.V.	1st Lien Delay Draw Term Loan	1,071	—	1,071
Anaplan, Inc.	1st Lien Revolving Loan	381	—	381
Anaqua Parent Holdings, Inc.	1st Lien Revolving Loan	231	—	231
Antenore Bidco SpA	1st Lien Delay Draw Term Loan	1,071	—	1,071
Apex Service Partners, LLC	1st Lien Revolving Loan	2,131	(952)	1,179
Apex Service Partners, LLC	1st Lien Delay Draw Term Loan	593	—	593
APG Intermediate Holdings Corporation	1st Lien Revolving Loan	1	—	1
Applied Technical Services, LLC	1st Lien Revolving Loan	910	(546)	364

110	Semi Annual Report 2024

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2024 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

		Total revolving
		and delayed draw	Less: funded	Total unfunded
Company	Investment Type	loan commitments	commitments	commitments
Applied Technical Services, LLC	1st Lien Delay Draw Term Loan	$417	$—	$417
Aptean, Inc.	1st Lien Revolving Loan	280	—	280
Aptean, Inc.	1st Lien Delay Draw Term Loan	391	—	391
AQ Sage Buyer, LLC	1st Lien Revolving Loan	50	(12)	38
AQ Sunshine, Inc.	1st Lien Revolving Loan	1,163	—	1,163
AQ Sunshine, Inc.	1st Lien Delay Draw Term Loan	472	—	472
Ardonagh Finco B.V. and Ardonagh Finco LLC	1st Lien Delay Draw Term Loan	6,393	—	6,393
Arete Bidco Limited	1st Lien Delay Draw Term Loan	3,129	—	3,129
Argenbright Holdings V, LLC	Subordinated Delay Draw Term Loan	207	—	207
Artifact Bidco, Inc.	1st Lien Revolving Loan	252	—	252
Artifact Bidco, Inc.	1st Lien Delay Draw Term Loan	1,437	—	1,437
Artivion, Inc.	1st Lien Revolving Loan	336	(168)	168
Artivion, Inc.	1st Lien Delay Draw Term Loan	1,199	—	1,199
ASPIRE BIDCO LIMITED	1st Lien Delay Draw Term Loan	1,636	—	1,636
Aspris Bidco Limited	1st Lien Delay Draw Term Loan	400	—	400
ASP-r-pac Acquisition Co LLC	1st Lien Revolving Loan	839	(344)	495
athenahealth Group Inc.	1st Lien Revolving Loan	2,100	—	2,100
Avalign Technologies, Inc.	1st Lien Revolving Loan	249	—	249
Bamboo Health Holdings, LLC	1st Lien Revolving Loan	212	(32)	180
Bamboo Purchaser, Inc.	1st Lien Revolving Loan	1	(1)	—
Bamboo US BidCo LLC	1st Lien Revolving Loan	1,413	—	1,413
Bamboo US BidCo LLC	1st Lien Delay Draw Term Loan	329	—	329
Banyan Software Holdings, LLC	1st Lien Revolving Loan	2	(1)	1
Banyan Software Holdings, LLC	1st Lien Delay Draw Term Loan	1,974	—	1,974
Beacon Pointe Harmony, LLC	1st Lien Revolving Loan	909	—	909
Beacon Pointe Harmony, LLC	1st Lien Delay Draw Term Loan	8,116	—	8,116
Beacon Wellness Brands, Inc.	1st Lien Revolving Loan	205	—	205
Berner Food & Beverage, LLC	1st Lien Revolving Loan	262	(172)	90
BGI Purchaser, Inc.	1st Lien Revolving Loan	1,818	(104)	1,714
BGI Purchaser, Inc.	1st Lien Delay Draw Term Loan	1,595	—	1,595
BGIF IV Fearless Utility Services, Inc.	1st Lien Revolving Loan	709	—	709
BGIF IV Fearless Utility Services, Inc.	1st Lien Delay Draw Term Loan	811	—	811
BlueHalo Global Holdings, LLC (f/k/a Aegis Global Holdings, LLC)	1st Lien Revolving Loan	759	(372)	387
Bobcat Purchaser, LLC	1st Lien Revolving Loan	306	—	306
Bottomline Technologies, Inc. and Legal Spend Holdings, LLC	1st Lien Revolving Loan	1,811	—	1,811
BR PJK Produce, LLC	1st Lien Delay Draw Term Loan	304	—	304
BradyIFS Holdings, LLC	1st Lien Revolving Loan	1,783	—	1,783
BradyIFS Holdings, LLC	1st Lien Delay Draw Term Loan	763	—	763

Semi Annual Report 2024	111

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2024 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

		Total revolving
		and delayed draw	Less: funded	Total unfunded
Company	Investment Type	loan commitments	commitments	commitments
Broadcast Music, Inc.	1st Lien Revolving Loan	$500	$—	$500
Brokers Alliance S.L.	1st Lien Delay Draw Term Loan	3,191	—	3,191
Businessolver.com, Inc.	1st Lien Delay Draw Term Loan	470	—	470
Capstone Acquisition Holdings, Inc.	1st Lien Revolving Loan	1,150	—	1,150
Captive Resources Midco, LLC	1st Lien Revolving Loan	102	—	102
Cardinal Parent, Inc.	1st Lien Revolving Loan	1	—	1
CC Globe Holding II A/S	1st Lien Delay Draw Term Loan	544	—	544
CentralSquare Technologies, LLC	1st Lien Revolving Loan	3,402	—	3,402
CFG Investments WH Limited	1st Lien Revolving Loan	5,000	(4,281)	719
Chariot Buyer LLC	1st Lien Revolving Loan	100	—	100
Cheyenne Petroleum Company Limited Partnership, CPC 2001 LLC and Mill Shoals LLC	1st Lien Delay Draw Term Loan	1,168	—	1,168
Chillaton Bidco Limited	1st Lien Delay Draw Term Loan	1,974	—	1,974
City Line Distributors LLC	1st Lien Revolving Loan	2	—	2
Clarion Home Services Group, LLC	1st Lien Revolving Loan	417	(42)	375
Clarion Home Services Group, LLC	1st Lien Delay Draw Term Loan	261	—	261
Cliffwater LLC	1st Lien Revolving Loan	58	—	58
Cloud Software Group, Inc.	1st Lien Revolving Loan	2,574	—	2,574
CMG HoldCo, LLC	1st Lien Revolving Loan	902	(388)	514
CMG HoldCo, LLC	1st Lien Delay Draw Term Loan	2,362	—	2,362
Cobalt Buyer Sub, Inc.	1st Lien Revolving Loan	895	(576)	319
Collision SP Subco, LLC	1st Lien Revolving Loan	74	(11)	63
Collision SP Subco, LLC	1st Lien Delay Draw Term Loan	398	—	398
Compass Bidco Limited.	1st Lien Delay Draw Term Loan	4,613	—	4,613
Compex Legal Services, Inc.	1st Lien Revolving Loan	900	(630)	270
Confirmasoft AB	1st Lien Delay Draw Term Loan	555	—	555
Conscia Nederland B.V.	1st Lien Delay Draw Term Loan	4,833	—	4,833
Consilio Midco Limited	1st Lien Revolving Loan	706	(241)	465
Consilio Midco Limited	1st Lien Delay Draw Term Loan	1,164	—	1,164
Continental Acquisition Holdings, Inc.	1st Lien Revolving Loan	1	(1)	—
Continental Cafe, LLC	1st Lien Revolving Loan	787	(590)	197
Convera International Holdings Limited	1st Lien Revolving Loan	1,777	—	1,777
Cority Software Inc.	1st Lien Revolving Loan	231	—	231
Cornerstone OnDemand, Inc.	1st Lien Revolving Loan	100	(13)	87
Coupa Holdings, LLC	1st Lien Revolving Loan	1	—	1
Coupa Holdings, LLC	1st Lien Delay Draw Term Loan	20	—	20
CPIG Holdco Inc.	1st Lien Revolving Loan	2	(1)	1
Crown CT Parent Inc.	1st Lien Revolving Loan	904	(181)	723
CST Holding Company	1st Lien Revolving Loan	79	(8)	71

112	Semi Annual Report 2024

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2024 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

		Total revolving
		and delayed draw	Less: funded	Total unfunded
Company	Investment Type	loan commitments	commitments	commitments
Cube Industrials Buyer, Inc. & Cube A&D Buyer Inc.	1st Lien Revolving Loan	$339	$—	$339
CVP Holdco, Inc.	1st Lien Revolving Loan	3,539	—	3,539
CVP Holdco, Inc.	1st Lien Delay Draw Term Loan	5,233	—	5,233
Datix Bidco Limited	1st Lien Revolving Loan	1,423	—	1,423
Datix Bidco Limited	1st Lien Delay Draw Term Loan	891	—	891
DecoPac, Inc.	1st Lien Revolving Loan	2,383	(715)	1,668
Demakes Borrower, LLC	1st Lien Delay Draw Term Loan	270	—	270
Denali Holdco LLC	1st Lien Revolving Loan	592	—	592
Denali Holdco LLC	1st Lien Delay Draw Term Loan	456	—	456
DFC Global Facility Borrower III LLC	1st Lien Revolving Loan	24,504	(21,655)	2,849
Diligent Corporation	1st Lien Revolving Loan	669	—	669
Diligent Corporation	1st Lien Delay Draw Term Loan	926	—	926
DOXA Insurance Holdings LLC	1st Lien Revolving Loan	200	—	200
DOXA Insurance Holdings LLC	1st Lien Delay Draw Term Loan	2,561	—	2,561
Draken Bidco Limited	1st Lien Delay Draw Term Loan	1,440	—	1,440
DRS Holdings III, Inc.	1st Lien Revolving Loan	173	—	173
DuraServ LLC	1st Lien Revolving Loan	227	—	227
DuraServ LLC	1st Lien Delay Draw Term Loan	220	—	220
Dynamic NC Aerospace Holdings, LLC	1st Lien Revolving Loan	1,296	(821)	475
ECG Bidco S.A.S.	1st Lien Delay Draw Term Loan	5,727	—	5,727
Echo Purchaser, Inc.	1st Lien Revolving Loan	213	—	213
Echo Purchaser, Inc.	1st Lien Delay Draw Term Loan	335	—	335
Edmunds GovTech, Inc.	1st Lien Revolving Loan	32	—	32
Edmunds GovTech, Inc.	1st Lien Delay Draw Term Loan	386	—	386
Elemica Parent, Inc.	1st Lien Revolving Loan	1,358	(996)	362
Elevation Services Parent Holdings, LLC	1st Lien Revolving Loan	631	(303)	328
Empower Payments Investor, LLC	1st Lien Revolving Loan	60	—	60
Empower Payments Investor, LLC	1st Lien Delay Draw Term Loan	68	—	68
Enverus Holdings, Inc.	1st Lien Revolving Loan	1,053	—	1,053
Enverus Holdings, Inc.	1st Lien Delay Draw Term Loan	438	—	438
Envisage Dental UK Limited	1st Lien Delay Draw Term Loan	972	—	972
Enviva Inc.	1st Lien Revolving Loan	5,087	(5,074)	13
Enviva Inc.	1st Lien Delay Draw Term Loan	3,900	—	3,900
Epicor Software Corporation	1st Lien Delay Draw Term Loan	729	—	729
Erasmus Acquisition Holding B.V.	1st Lien Delay Draw Term Loan	1,034	—	1,034
ESHA Research, LLC	1st Lien Revolving Loan	76	(65)	11
Essential Services Holding Corporation	1st Lien Revolving Loan	4,172	—	4,172
Essential Services Holding Corporation	1st Lien Delay Draw Term Loan	4,179	—	4,179

Semi Annual Report 2024	113

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2024 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

		Total revolving
		and delayed draw	Less: funded	Total unfunded
Company	Investment Type	loan commitments	commitments	commitments
Eternal Aus Bidco Pty Ltd	1st Lien Delay Draw Term Loan	$236	$—	$236
Evolent Health LLC	1st Lien Revolving Loan	2	(1)	1
Excel Fitness Holdings, Inc.	1st Lien Delay Draw Term Loan	228	—	228
Excelitas Technologies Corp.	1st Lien Delay Draw Term Loan	2,092	—	2,092
ExtraHop Networks, Inc.	1st Lien Revolving Loan	252	—	252
ExtraHop Networks, Inc.	1st Lien Delay Draw Term Loan	930	—	930
Fever Labs, Inc.	1st Lien Revolving Loan	869	—	869
Fever Labs, Inc.	1st Lien Delay Draw Term Loan	1,635	—	1,635
Finastra USA, Inc.	1st Lien Revolving Loan	2,178	—	2,178
FL Hawk Intermediate Holdings, Inc.	1st Lien Revolving Loan	1,312	—	1,312
Flint Opco, LLC	1st Lien Revolving Loan	1	—	1
Flint Opco, LLC	1st Lien Delay Draw Term Loan	831	—	831
Flywheel Acquireco, Inc.	1st Lien Revolving Loan	1,665	(1,110)	555
Foundation Consumer Brands, LLC	1st Lien Revolving Loan	389	—	389
Foundation Risk Partners, Corp.	1st Lien Revolving Loan	3,847	—	3,847
Foundation Risk Partners, Corp.	1st Lien Delay Draw Term Loan	4,170	—	4,170
Galway Borrower LLC	1st Lien Revolving Loan	1,143	(157)	986
Galway Borrower LLC	1st Lien Delay Draw Term Loan	1,346	—	1,346
GC Waves Holdings, Inc.	1st Lien Revolving Loan	173	—	173
GC Waves Holdings, Inc.	1st Lien Delay Draw Term Loan	1,862	—	1,862
Gestion ABS Bidco Inc./ABS Bidco Holdings Inc.	1st Lien Revolving Loan	72	—	72
Gestion ABS Bidco Inc./ABS Bidco Holdings Inc.	1st Lien Delay Draw Term Loan	236	—	236
Gilfoyle Bidco AB	1st Lien Delay Draw Term Loan	857	—	857
Global Music Rights, LLC	1st Lien Revolving Loan	733	—	733
GNZ Energy Bidco Limited	1st Lien Delay Draw Term Loan	1,196	—	1,196
GraphPAD Software, LLC	1st Lien Revolving Loan	1,954	—	1,954
GraphPAD Software, LLC	1st Lien Delay Draw Term Loan	4,665	—	4,665
GS SEER Group Borrower LLC	1st Lien Revolving Loan	37	—	37
GS SEER Group Borrower LLC	1st Lien Delay Draw Term Loan	78	—	78
GTCR F Buyer Corp.	1st Lien Revolving Loan	45	—	45
GTCR F Buyer Corp.	1st Lien Delay Draw Term Loan	145	—	145
Guidepoint Security Holdings, LLC	1st Lien Revolving Loan	200	—	200
Guidepoint Security Holdings, LLC	1st Lien Delay Draw Term Loan	295	—	295
Hakken Bidco B.V.	1st Lien Delay Draw Term Loan	800	—	800
Hamsard 3713 Limited	1st Lien Delay Draw Term Loan	3,752	—	3,752
Harbourvest Global Private Equity Limited	1st Lien Revolving Loan	24,000	(9,600)	14,400
Heavy Construction Systems Specialists, LLC	1st Lien Revolving Loan	410	—	410

114	Semi Annual Report 2024

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2024 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

		Total revolving
		and delayed draw	Less: funded	Total unfunded
Company	Investment Type	loan commitments	commitments	commitments
Helios Service Partners, LLC & Astra Service Partners, LLC	1st Lien Revolving Loan	$1	$—	$1
Helios Service Partners, LLC & Astra Service Partners, LLC	1st Lien Delay Draw Term Loan	680	—	680
HH-Stella, Inc.	1st Lien Revolving Loan	444	(127)	317
HH-Stella, Inc.	1st Lien Delay Draw Term Loan	2,025	—	2,025
Higginbotham Insurance Agency, Inc.	1st Lien Delay Draw Term Loan	560	—	560
High Street Buyer, Inc.	1st Lien Revolving Loan	688	—	688
High Street Buyer, Inc.	1st Lien Delay Draw Term Loan	6,270	—	6,270
Highline Aftermarket Acquisition, LLC	1st Lien Revolving Loan	1	—	1
Hills Distribution, Inc.	1st Lien Revolving Loan	1	(1)	—
Hills Distribution, Inc.	1st Lien Delay Draw Term Loan	314	—	314
HP RSS Buyer, Inc.	1st Lien Delay Draw Term Loan	731	—	731
HuFriedy Group Acquisition LLC	1st Lien Revolving Loan	2,102	—	2,102
HuFriedy Group Acquisition LLC	1st Lien Delay Draw Term Loan	4,205	—	4,205
Hyland Software, Inc.	1st Lien Revolving Loan	594	—	594
Icefall Parent, Inc.	1st Lien Revolving Loan	154	—	154
Illinois Investment S.a.r.l.	1st Lien Delay Draw Term Loan	316	—	316
Infinity Home Services HoldCo, Inc.	1st Lien Revolving Loan	455	(68)	387
Infinity Home Services HoldCo, Inc.	1st Lien Delay Draw Term Loan	896	—	896
Inszone Mid, LLC	1st Lien Revolving Loan	122	—	122
Inszone Mid, LLC	1st Lien Delay Draw Term Loan	1,332	—	1,332
Internet Truckstop Group LLC	1st Lien Revolving Loan	302	—	302
IQN Holding Corp.	1st Lien Revolving Loan	628	(73)	555
IRI Group Holdings, Inc.	1st Lien Revolving Loan	1,356	(944)	412
Ivanti Software, Inc.	1st Lien Revolving Loan	460	(137)	323
JMG Group Investments Limited	1st Lien Delay Draw Term Loan	3,959	—	3,959
Kaseya Inc.	1st Lien Revolving Loan	2,372	(598)	1,774
Kaseya Inc.	1st Lien Delay Draw Term Loan	2,102	—	2,102
Kellermeyer Bergensons Services, LLC	1st Lien Delay Draw Term Loan	190	—	190
Kene Acquisition, Inc.	1st Lien Revolving Loan	265	—	265
Kene Acquisition, Inc.	1st Lien Delay Draw Term Loan	796	—	796
Keystone Agency Partners LLC	1st Lien Revolving Loan	20	—	20
Keystone Agency Partners LLC	1st Lien Delay Draw Term Loan	1,357	—	1,357
Kings Buyer, LLC	1st Lien Revolving Loan	116	(29)	87
Laboratories Bidco LLC	1st Lien Revolving Loan	1,572	(1,467)	105
LeanTaaS Holdings, Inc.	1st Lien Delay Draw Term Loan	2,353	—	2,353
Leviathan Intermediate Holdco, LLC	1st Lien Revolving Loan	13	—	13
LGDN Bidco Limited	1st Lien Delay Draw Term Loan	273	—	273

Semi Annual Report 2024	115

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2024 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

		Total revolving
		and delayed draw	Less: funded	Total unfunded
Company	Investment Type	loan commitments	commitments	commitments
Lightbeam Bidco, Inc.	1st Lien Revolving Loan	$1	$—	$1
Lightbeam Bidco, Inc.	1st Lien Delay Draw Term Loan	365	—	365
LJ Perimeter Buyer, Inc.	1st Lien Delay Draw Term Loan	512	—	512
LJo Finco AB	1st Lien Revolving Loan	2,217	—	2,217
LJo Finco AB	1st Lien Delay Draw Term Loan	4,534	—	4,534
Lowe P27 Bidco Limited	1st Lien Delay Draw Term Loan	513	—	513
Majesco	1st Lien Revolving Loan	624	—	624
Marmic Purchaser, LLC	1st Lien Revolving Loan	287	(201)	86
Marmic Purchaser, LLC	1st Lien Delay Draw Term Loan	470	—	470
Mavis Tire Express Services Topco, Corp.	1st Lien Revolving Loan	1	—	1
Meyer Laboratory, LLC	1st Lien Revolving Loan	190	—	190
Meyer Laboratory, LLC	1st Lien Delay Draw Term Loan	224	—	224
Micromeritics Instrument Corp.	1st Lien Revolving Loan	331	—	331
Mimecast Borrowerco, Inc.	1st Lien Delay Draw Term Loan	3,105	—	3,105
Monica Holdco (US), Inc.	1st Lien Revolving Loan	1,009	(1,002)	7
Mr. Greens Intermediate, LLC	1st Lien Revolving Loan	114	—	114
Mr. Greens Intermediate, LLC	1st Lien Delay Draw Term Loan	967	—	967
MRI Software LLC	1st Lien Revolving Loan	541	—	541
MRI Software LLC	1st Lien Delay Draw Term Loan	265	—	265
Mustang Prospects Purchaser, LLC	1st Lien Revolving Loan	284	—	284
Mustang Prospects Purchaser, LLC	1st Lien Delay Draw Term Loan	720	—	720
MWG BidCo ApS	1st Lien Delay Draw Term Loan	859	—	859
Nelipak Holding Company	1st Lien Revolving Loan	533	(140)	393
Nelipak Holding Company	1st Lien Delay Draw Term Loan	1,165	—	1,165
Neptune BidCo US Inc.	1st Lien Revolving Loan	2,988	—	2,988
Network Bidco B.V.	1st Lien Delay Draw Term Loan	1,449	—	1,449
New Churchill Holdco LLC	1st Lien Revolving Loan	151	(15)	136
New Churchill Holdco LLC	1st Lien Delay Draw Term Loan	1,578	—	1,578
Next Holdco, LLC	1st Lien Revolving Loan	37	—	37
Next Holdco, LLC	1st Lien Delay Draw Term Loan	255	—	255
NMC Skincare Intermediate Holdings II, LLC	1st Lien Revolving Loan	465	(154)	311
North American Fire Holdings, LLC	1st Lien Revolving Loan	411	(257)	154
North American Science Associates, LLC	1st Lien Revolving Loan	2,500	(2,083)	417
North Haven Fairway Buyer, LLC	1st Lien Revolving Loan	13	(11)	2
North Haven Fairway Buyer, LLC	1st Lien Delay Draw Term Loan	1,827	—	1,827
North Haven Stack Buyer, LLC	1st Lien Revolving Loan	459	(79)	380
North Haven Stack Buyer, LLC	1st Lien Delay Draw Term Loan	869	—	869
North Star Acquisitionco, LLC and Toucan Bidco Limited	1st Lien Revolving Loan	621	(94)	527

116	Semi Annual Report 2024

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2024 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

		Total revolving
		and delayed draw	Less: funded	Total unfunded
Company	Investment Type	loan commitments	commitments	commitments
North Star Acquisitionco, LLC and Toucan Bidco Limited	1st Lien Delay Draw Term Loan	$498	$—	$498
Northwinds Holding, Inc.	1st Lien Revolving Loan	885	(310)	575
Northwinds Holding, Inc.	1st Lien Delay Draw Term Loan	1,021	—	1,021
Oakbridge Insurance Agency LLC	1st Lien Revolving Loan	113	—	113
Oakbridge Insurance Agency LLC	1st Lien Delay Draw Term Loan	626	—	626
Odevo AB	1st Lien Delay Draw Term Loan	9,169	—	9,169
Olympia Acquisition, Inc.	1st Lien Delay Draw Term Loan	54	—	54
OMH-HealthEdge Holdings, LLC	1st Lien Revolving Loan	878	—	878
Orange Barrel Media, LLC/IKE Smart City, LLC	1st Lien Revolving Loan	2,080	—	2,080
Orange Barrel Media, LLC/IKE Smart City, LLC	1st Lien Delay Draw Term Loan	2,496	—	2,496
Pallas Funding Trust No.2	1st Lien Delay Draw Term Loan	1,674	—	1,674
Panther NewCo	1st Lien Delay Draw Term Loan	1,274	—	1,274
Paragon 28, Inc.	1st Lien Revolving Loan	2	(1)	1
Paragon 28, Inc.	1st Lien Delay Draw Term Loan	1,217	—	1,217
Pathstone Family Office LLC	1st Lien Revolving Loan	190	—	190
Pathstone Family Office LLC	1st Lien Delay Draw Term Loan	722	—	722
Patriot Growth Insurance Services, LLC	1st Lien Revolving Loan	250	—	250
PCIA SPV-3, LLC	1st Lien Revolving Loan	321	—	321
PCIA SPV-3, LLC	1st Lien Delay Draw Term Loan	619	—	619
PCS Midco, Inc.	1st Lien Revolving Loan	74	(13)	61
PCS Midco, Inc.	1st Lien Delay Draw Term Loan	306	—	306
PDDS Holdco, Inc.	1st Lien Revolving Loan	58	(17)	41
PDDS Holdco, Inc.	1st Lien Delay Draw Term Loan	192	—	192
PDI TA Holdings, Inc.	1st Lien Revolving Loan	185	—	185
PDI TA Holdings, Inc.	1st Lien Delay Draw Term Loan	476	—	476
People Corporation	1st Lien Revolving Loan	656	—	656
People Corporation	1st Lien Delay Draw Term Loan	558	—	558
Perigon Wealth Management, LLC	1st Lien Revolving Loan	250	—	250
Perigon Wealth Management, LLC	1st Lien Delay Draw Term Loan	1,690	—	1,690
PestCo, LLC	1st Lien Revolving Loan	1	—	1
PestCo, LLC	1st Lien Delay Draw Term Loan	74	—	74
Phoenix YW Buyer, Inc.	1st Lien Revolving Loan	979	—	979
PracticeTek Purchaser, LLC	1st Lien Revolving Loan	2	(1)	1
PracticeTek Purchaser, LLC	1st Lien Delay Draw Term Loan	2,254	—	2,254
Precision Concepts International LLC	1st Lien Revolving Loan	311	(62)	249
Premier Specialties, Inc.	1st Lien Revolving Loan	386	(135)	251
Premiere Buyer, LLC	1st Lien Revolving Loan	891	—	891

Semi Annual Report 2024	117

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2024 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

		Total revolving
		and delayed draw	Less: funded	Total unfunded
Company	Investment Type	loan commitments	commitments	commitments
Premiere Buyer, LLC	1st Lien Delay Draw Term Loan	$511	$—	$511
Premise Health Holding Corp.	1st Lien Revolving Loan	387	—	387
Prime Buyer, L.L.C.	1st Lien Revolving Loan	3,985	(199)	3,786
Prime Dental Alliance B.V.	1st Lien Delay Draw Term Loan	900	—	900
Priority Waste Holdings LLC	1st Lien Revolving Loan	2	(1)	1
ProfitSolv Purchaser, Inc.	1st Lien Revolving Loan	809	(462)	347
ProfitSolv Purchaser, Inc.	1st Lien Delay Draw Term Loan	964	—	964
ProFund S.a r.l.	1st Lien Delay Draw Term Loan	386	—	386
Project Essential Bidco, Inc.	1st Lien Revolving Loan	121	—	121
Proofpoint, Inc.	1st Lien Revolving Loan	240	—	240
PSC Parent, Inc.	1st Lien Revolving Loan	2,050	(126)	1,924
PSC Parent, Inc.	1st Lien Delay Draw Term Loan	740	—	740
Pushpay USA Inc.	1st Lien Revolving Loan	18	—	18
Pye-Barker Fire & Safety, LLC	1st Lien Revolving Loan	689	(86)	603
Pye-Barker Fire & Safety, LLC	1st Lien Delay Draw Term Loan	4,113	—	4,113
QF Holdings, Inc.	1st Lien Revolving Loan	317	(116)	201
Quick Quack Car Wash Holdings, LLC	1st Lien Revolving Loan	366	—	366
Quick Quack Car Wash Holdings, LLC	1st Lien Delay Draw Term Loan	753	—	753
Radius Aerospace, Inc.	1st Lien Revolving Loan	860	(330)	530
Raptor Technologies, LLC (Sycamore Bidco Ltd)	1st Lien Revolving Loan	498	—	498
Rawlings Sporting Goods Company, Inc.	1st Lien Revolving Loan	2	(1)	1
RB Holdings Interco, LLC	1st Lien Revolving Loan	697	(488)	209
Reagent Chemical & Research, LLC	1st Lien Revolving Loan	564	—	564
Reddy Ice LLC	1st Lien Revolving Loan	3,438	(1,186)	2,252
Reddy Ice LLC	1st Lien Delay Draw Term Loan	8,627	—	8,627
Redwood Services, LLC	1st Lien Revolving Loan	282	(106)	176
Redwood Services, LLC	1st Lien Delay Draw Term Loan	4,751	—	4,751
Registrar Intermediate, LLC	1st Lien Revolving Loan	765	(217)	548
Relativity ODA LLC	1st Lien Revolving Loan	1	—	1
Revalize, Inc.	1st Lien Revolving Loan	227	(85)	142
RMS Holdco II, LLC	1st Lien Revolving Loan	883	—	883
Rodeo AcquisitionCo LLC	1st Lien Revolving Loan	312	(215)	97
RSK Group Limited	1st Lien Delay Draw Term Loan	611	—	611
Rubicone Bidco Limited	1st Lien Delay Draw Term Loan	702	—	702
SageSure Holdings, LLC	1st Lien Delay Draw Term Loan	2,596	—	2,596
Saldon Holdings, Inc.	1st Lien Revolving Loan	470	—	470
Saldon Holdings, Inc.	1st Lien Delay Draw Term Loan	235	—	235
Schill Landscaping and Lawn Care Services, LLC	1st Lien Revolving Loan	720	(324)	396

118	Semi Annual Report 2024

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2024 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

		Total revolving
		and delayed draw	Less: funded	Total unfunded
Company	Investment Type	loan commitments	commitments	commitments
Schill Landscaping and Lawn Care Services, LLC	1st Lien Delay Draw Term Loan	$742	$—	$742
SCM Insurance Services Inc.	1st Lien Revolving Loan	1	—	1
Sera 2021 LLC	1st Lien Delay Draw Term Loan	390	—	390
Service Logic Acquisition, Inc.	1st Lien Revolving Loan	1,007	—	1,007
Seventeen Group Limited	1st Lien Delay Draw Term Loan	437	—	437
SG Acquisition, Inc.	1st Lien Revolving Loan	418	—	418
Shermco Intermediate Holdings, Inc.	1st Lien Revolving Loan	1,000	(800)	200
Shermco Intermediate Holdings, Inc.	1st Lien Delay Draw Term Loan	232	—	232
Sigma Electric Manufacturing Corporation	1st Lien Revolving Loan	1	—	1
Silk Holdings III Corp.	1st Lien Revolving Loan	5,350	—	5,350
Smarsh Inc.	1st Lien Revolving Loan	227	(109)	118
Smarsh Inc.	1st Lien Delay Draw Term Loan	445	—	445
Solar Bidco Limited	1st Lien Delay Draw Term Loan	789	—	789
Spark Purchaser, Inc.	1st Lien Revolving Loan	281	—	281
Spitfire Bidco Limited	1st Lien Delay Draw Term Loan	3,129	—	3,129
ST Athena Global LLC	1st Lien Revolving Loan	696	(58)	638
ST Athena Global LLC	1st Lien Delay Draw Term Loan	376	—	376
Steward Partners Global Advisory, LLC	1st Lien Delay Draw Term Loan	493	—	493
Sugar PPC Buyer LLC	1st Lien Delay Draw Term Loan	1	—	1
Sun Acquirer Corp.	1st Lien Revolving Loan	1,059	—	1,059
Sun Acquirer Corp.	1st Lien Delay Draw Term Loan	1,215	—	1,215
Sunbit Receivables Trust IV	1st Lien Revolving Loan	5,000	(2,452)	2,548
Sundance Group Holdings, Inc.	1st Lien Revolving Loan	1	(1)	—
Sunvair Aerospace Group, Inc.	1st Lien Revolving Loan	653	—	653
Sunvair Aerospace Group, Inc.	1st Lien Delay Draw Term Loan	1,683	—	1,683
SV Newco 2, Inc.	1st Lien Revolving Loan	637	—	637
SV Newco 2, Inc.	1st Lien Delay Draw Term Loan	637	—	637
Symplr Software Inc.	1st Lien Revolving Loan	1	—	1
Systems Planning and Analysis, Inc.	1st Lien Revolving Loan	1,004	—	1,004
Tandarts Today Holding B.V.	1st Lien Delay Draw Term Loan	2,016	—	2,016
TCP Hawker Intermediate LLC	1st Lien Revolving Loan	595	(125)	470
TCP Hawker Intermediate LLC	1st Lien Delay Draw Term Loan	301	—	301
The Hiller Companies, LLC	1st Lien Revolving Loan	965	(32)	933
The Hiller Companies, LLC	1st Lien Delay Draw Term Loan	1,048	—	1,048
The Mather Group, LLC	1st Lien Revolving Loan	750	(350)	400
The Mather Group, LLC	1st Lien Delay Draw Term Loan	501	—	501
The Ultimus Group Midco, LLC	1st Lien Revolving Loan	537	—	537
The Ultimus Group Midco, LLC	1st Lien Delay Draw Term Loan	448	—	448

Semi Annual Report 2024	119

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2024 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

		Total revolving
		and delayed draw	Less: funded	Total unfunded
Company	Investment Type	loan commitments	commitments	commitments
Thermostat Purchaser III, Inc.	1st Lien Revolving Loan	$100	$—	$100
Trader Corporation	1st Lien Revolving Loan	13	—	13
Truck-Lite Co., LLC and Ecco Holdings Corp.	1st Lien Revolving Loan	1,332	(44)	1,288
Truck-Lite Co., LLC and Ecco Holdings Corp.	1st Lien Delay Draw Term Loan	1,229	—	1,229
Truist Insurance Holdings, LLC	1st Lien Revolving Loan	653	(83)	570
TSS Buyer, LLC	1st Lien Delay Draw Term Loan	108	—	108
Two Six Labs, LLC	1st Lien Revolving Loan	2,561	—	2,561
Two Six Labs, LLC	1st Lien Delay Draw Term Loan	3,768	—	3,768
Unifi Aviation North America, LLC	1st Lien Revolving Loan	1	(1)	—
Unifi Aviation North America, LLC	1st Lien Delay Draw Term Loan	565	—	565
United Digestive MSO Parent, LLC	1st Lien Revolving Loan	130	(52)	78
United Digestive MSO Parent, LLC	1st Lien Delay Draw Term Loan	834	—	834
UP Intermediate II LLC	1st Lien Revolving Loan	326	—	326
US Salt Investors, LLC	1st Lien Revolving Loan	679	—	679
Vantage Data Centers Europe S.a r.l.	1st Lien Delay Draw Term Loan	5,877	—	5,877
Verista, Inc.	1st Lien Revolving Loan	2,000	(167)	1,833
Vertex Service Partners, LLC	1st Lien Revolving Loan	210	(30)	180
Vertex Service Partners, LLC	1st Lien Delay Draw Term Loan	558	—	558
Visual Edge Technology, Inc.	1st Lien Delay Draw Term Loan	50	—	50
Vobev, LLC	1st Lien Revolving Loan	1	(1)	—
Vobev, LLC	1st Lien Delay Draw Term Loan	767	—	767
VPP Intermediate Holdings, LLC	1st Lien Revolving Loan	315	—	315
VPP Intermediate Holdings, LLC	1st Lien Delay Draw Term Loan	2,020	—	2,020
VRC Companies, LLC	1st Lien Revolving Loan	1,342	—	1,342
W.S. Connelly & Co., LLC	1st Lien Revolving Loan	1,016	—	1,016
W.S. Connelly & Co., LLC	1st Lien Delay Draw Term Loan	542	—	542
Watermill Express, LLC	1st Lien Revolving Loan	380	(142)	238
Waverly Advisors, LLC	1st Lien Revolving Loan	375	(200)	175
Waverly Advisors, LLC	1st Lien Delay Draw Term Loan	2,631	—	2,631
WCI-BXC Purchaser, LLC	1st Lien Revolving Loan	34	—	34
Wealth Enhancement Group, LLC	1st Lien Revolving Loan	972	—	972
Wealth Enhancement Group, LLC	1st Lien Delay Draw Term Loan	580	—	580
WebPT, Inc.	1st Lien Revolving Loan	216	(31)	185
Wellington Bidco Inc.	1st Lien Revolving Loan	804	(110)	694
Wellington Bidco Inc.	1st Lien Delay Draw Term Loan	653	—	653
Wellness AcquisitionCo, Inc.	1st Lien Revolving Loan	504	—	504
Wellness AcquisitionCo, Inc.	1st Lien Delay Draw Term Loan	335	—	335
Wildcat BuyerCo, Inc.	1st Lien Revolving Loan	255	—	255
Wildcat BuyerCo, Inc.	1st Lien Delay Draw Term Loan	330	—	330

120	Semi Annual Report 2024

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2024 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

		Total revolving
		and delayed draw	Less: funded	Total unfunded
Company	Investment Type	loan commitments	commitments	commitments
Witherslack Bidco Limited	1st Lien Delay Draw Term Loan	$520	$—	$520
WorkWave Intermediate II, LLC	1st Lien Revolving Loan	459	—	459
WorkWave Intermediate II, LLC	1st Lien Delay Draw Term Loan	460	—	460
World Insurance Associates, LLC	1st Lien Revolving Loan	59	—	59
World Insurance Associates, LLC	1st Lien Delay Draw Term Loan	2,571	—	2,571
Worldwide Produce Acquisition, LLC	1st Lien Revolving Loan	20	—	20
WSBidCo Limited	1st Lien Delay Draw Term Loan	364	—	364
WSHP FC Acquisition LLC	1st Lien Revolving Loan	2,945	(2,757)	188
YE Brands Holdings, LLC	1st Lien Revolving Loan	296	—	296
YE Brands Holdings, LLC	1st Lien Delay Draw Term Loan	176	—	176
ZB Holdco LLC	1st Lien Revolving Loan	637	(204)	433
ZB Holdco LLC	1st Lien Delay Draw Term Loan	431	—	431
		$475,303	$(69,937)	$405,366

(i)	This loan or a portion of this loan represents an unsettled loan purchase. The interest rate will be determined at the time of settlement and will be based upon a spread plus the applicable reference rate determined at the time of purchase.

(j)	Loan or bond was on non-accrual status as of June 30, 2024.

(k)	Non-income producing security as of June 30, 2024.

(l)	When-Issued or delayed delivery security based on typical market settlement convention for such security.

(m)	The Fund sold a participating interest of CAD $7,579 in aggregate principal amount outstanding of the portfolio company’s first lien senior secured revolver. As the transaction did not qualify as a “true sale” in accordance with U.S. generally accepted accounting principles (“GAAP”), the Fund recorded a corresponding secured borrowing of $5,599 at fair value, included in “accrued expenses and other payables” in the consolidated statement of assets and liabilities. As of June 30, 2024, the interest rate in effect for the secured borrowing was 12.93%.

(n)	The Fund sold a participating interest of $795 in aggregate principal amount outstanding of the portfolio company’s first lien senior secured revolver. As the transaction did not qualify as a “true sale” in accordance with GAAP, the Fund recorded a corresponding secured borrowing of $795 at fair value, included in “accrued expenses and other payables” in the consolidated statement of assets and liabilities. As of June 30, 2024, the interest rate in effect for the secured borrowing was 12.94%.

As of June 30, 2024, the aggregate cost of securities for federal income tax purposes was $5,548,988. Unrealized appreciation and depreciation on investments for federal income tax purposes are as follows:

Gross unrealized appreciation	$92,604
Gross unrealized depreciation	(142,310)
Net unrealized depreciation	$(49,706)

Forward currency contracts as of June 30, 2024 were as follows:

	Notional					Unrealized
	Amount to be	Notional Amount			Settlement	Appreciation/
Description	Purchased	to be Sold		Counterparty	Date	(Depreciation)
Foreign currency forward contract	$167,955		€156,646	Goldman Sachs	July 26, 2024	$152
Foreign currency forward contract	$141,828		£112,181	Goldman Sachs	July 26, 2024	(1,942)
Foreign currency forward contract	$30,269	SEK	320,430	Goldman Sachs	July 26, 2024	(713)
Foreign currency forward contract	$18,452	CAD	25,233	Goldman Sachs	July 18, 2024	(64)
Foreign currency forward contract	$11,865	CAD	16,224	Goldman Sachs	July 26, 2024	(26)
Foreign currency forward contract	$11,768	NZD	19,321	Goldman Sachs	July 26, 2024	(323)
Foreign currency forward contract	$11,592	AUD	17,366	Goldman Sachs	July 26, 2024	(303)

Semi Annual Report 2024	121

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2024 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

	Notional						Unrealized
	Amount to be		Notional Amount			Settlement	Appreciation/
Description	Purchased		to be Sold		Counterparty	Date	(Depreciation)
Foreign currency forward contract		$10,093	AUD	15,108	Goldman Sachs	August 20, 2024	$44
Foreign currency forward contract		$8,408	DKK	58,471	Goldman Sachs	July 26, 2024	8
Foreign currency forward contract		$4,270		£3,371	Goldman Sachs	August 21, 2026	(99)
Foreign currency forward contract		$3,731	PLN	15,023	Goldman Sachs	July 26, 2024	(29)
Foreign currency forward contract		$1,095	NOK	11,681	Goldman Sachs	July 26, 2024	(27)
Foreign currency forward contract	AUD	289		$193	Goldman Sachs	August 20, 2024	2
Foreign currency forward contract		€27		$29	Goldman Sachs	July 26, 2024	—
Total							$(3,320)

Interest rate swaps as of June 30, 2024 were as follows:

									Change in
								Upfront	Unrealized
		Fund			Maturity	Notional		Payments/	Appreciation/
Description	MRP Shares	Receives	Fund Pays	Counterparty	Date	Amount	Fair Value	Receipts	(Depreciation)
Interest rate swap	Series H MRP Shares	6.250%	SOFR +1.7420%	Goldman Sachs	06/07/2027	$100,000	$363	$—	$363
Interest rate swap	Series I MRP Shares	6.350%	SOFR +2.0865%	Goldman Sachs	06/07/2029	50,000	324	—	324
Interest rate swap	Series J MRP Shares	6.350%	SOFR +2.0895%	Goldman Sachs	07/03/2029	50,000	338	—	338
Total						$200,000	$1,025	$—	$1,025

Purchased options outstanding as of June 30, 2024 were as follows:

Options on Equity Indices — Buy Protection

Description	Exercise Price	Expiration Date	Counterparty	Notional Amount	Premium	Fair Value
Call-Chicago Board Options Exchange-VIX US	$30	07/17/2024	Citigroup Global Markets Inc.	$715	$20	$6
Total Purchased Options on Equity Indices					$20	$6

Written options outstanding as of June 30, 2024 were as follows:

Options on Equity Indices — Sell Protection

Description	Exercise Price	Expiration Date	Counterparty	Notional Amount	Premium	Fair Value
Call-Chicago Board Options Exchange-VIX US	$40	07/17/2024	Citigroup Global Markets Inc.	$715	$(11)	$(3)
Total Written Options					$(11)	$(3)

122	Semi Annual Report 2024

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2024 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Swap Agreements outstanding as of June 30, 2024 were as follows:

Swap Agreements: Centrally Cleared or Exchange Traded

Credit Default Swaps on Credit Indices — Buy Protection (1)

							Upfront
		Fixed					Premiums	Unrealized
	Payment	Deal Pay			Notional		Paid	Appreciation
Description	Frequency	Rate	Expiration Date	Exchange	Amount (2)	Value (3)	(Received)	(Depreciation)
GT CDS USD SR	Q	5.00%	12/20/2028	ICE	$1,925	$(187)	$(133)	$(54)
CDX HY S41 5Y	Q	5.00%	12/20/2028	ICE	10,395	(680)	(618)	(62)
Total Swap Agreements — Buy Protection: Centrally Cleared or Exchange Traded						$(867)	$(751)	$(116)

Swap Agreements: Over the Counter

Credit Default Swaps on Credit Indices — Buy Protection (1)

							Upfront
		Fixed					Premiums	Unrealized
	Payment	Deal Pay			Notional		Paid	Appreciation
Description	Frequency	Rate	Expiration Date	Counterparty	Amount (2)	Value (3)	(Received)	(Depreciation)
CDX HY S39 Tranche 15-25	Q	5.00%	12/20/2027	Goldman Sachs	$7,418	$(488)	$(427)	$(61)
CMBX.NA.BBB— S9	M	3.00%	09/17/2058	Goldman Sachs	1,030	173	246	(73)
Total Swap Agreements — Buy Protection: Over the Counter						$(315)	$(181)	$(134)

Credit Default Swaps on Credit Indices — Sell Protection (4)

							Upfront
		Fixed					Premiums	Unrealized
	Payment	Deal Pay			Notional		Paid	Appreciation
Description	Frequency	Rate	Expiration Date	Exchange	Amount (2)	Value (3)	(Received)	(Depreciation)
SRT CDS Tranche 95.12-99.23	M	5.25%	09/30/2031	Goldman Sachs	$(13,533)	$63	$—	$63
Total Swap Agreements — Sell Protection: Over the Counter						$63	$—	$63

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the expected amount paid or received for the credit derivative had the notional amount of the swap agreement been closed/sold as of year-end. Increasing values (buy protection) or decreasing values (sell protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

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CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2024 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Abbreviations:

144A	Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
CLO	Collateralized Loan Obligation

Currencies:

€	Euro Currency
£	British Pounds
$	U.S. Dollars
AUD	Australian Dollars
CAD	Canadian Dollars
DKK	Danish Krone
GBP	British Pounds
NOK	Norwegian Krone
NZD	New Zealand Dollars
PLN	Polish Zloty
SEK	Swedish Krone
USD	U.S. Dollars

124	Semi Annual Report 2024

CION Ares Diversified Credit Fund

Consolidated Statement of Assets and Liabilities

June 30, 2024 (Unaudited)
(in thousands)

Assets:
Investments in unaffiliated issuers, at fair value (cost $5,545,295)	$5,499,282
Derivatives	1,473
Cash	142,750
Cash denominated in foreign currency, at value (cost $6,467)	6,467
Due from brokers	39,665
Receivable for common shares issued by the Fund	31,436
Receivable for securities sold	65,618
Interest and dividend receivable	41,260
Other assets	4,073
Total assets	$5,832,024

Liabilities:
Debt	$898,761
Mandatory redeemable preferred shares (liquidation preference $770,000, net of unamortized deferred issuance costs of $(6,220))	763,780
Derivatives	4,017
Payable for securities purchased	237,090
Interest and facility fees payable	12,269
Accrued expenses and other payables	66,195
Total liabilities	1,982,112
Commitments and contingencies (See Note 2)
Net assets	$3,849,912

Net assets consist of:
Paid-in capital	$3,839,191
Accumulated undistributed earnings	10,721
Net assets	$3,849,912

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CION Ares Diversified Credit Fund

Consolidated Statement of Assets and Liabilities (continued)

June 30, 2024 (Unaudited)

(in thousands, except per share data)

Common shares:
Class A:
Net Assets	$82,137
Shares Outstanding ($.001 par value; unlimited shares authorized)	3,273
Net Asset Value Per Share	$25.09
Maximum Offering Price Per Share	$26.62
Class C:
Net Assets	$76,630
Shares Outstanding ($.001 par value; unlimited shares authorized)	3,076
Net Asset Value Per Share	$24.91
Class I:
Net Assets	$2,973,646
Shares Outstanding ($.001 par value; unlimited shares authorized)	117,259
Net Asset Value Per Share	$25.36
Class L:
Net Assets	$12,248
Shares Outstanding ($.001 par value; unlimited shares authorized)	487
Net Asset Value Per Share	$25.17
Maximum Offering Price Per Share	$26.29
Class U:
Net Assets	$548,889
Shares Outstanding ($.001 par value; unlimited shares authorized)	21,762
Net Asset Value Per Share	$25.22
Class U-2:
Net Assets	$121,471
Shares Outstanding ($.001 par value; unlimited shares authorized)	4,822
Net Asset Value Per Share	$25.19
Maximum Offering Price Per Share	$25.84
Class W:
Net Assets	$34,891
Shares Outstanding ($.001 par value; unlimited shares authorized)	1,376
Net Asset Value Per Share	$25.36
Maximum Offering Price Per Share	$26.15

See accompanying notes to consolidated financial statements.

126	Semi Annual Report 2024

CION Ares Diversified Credit Fund

Consolidated Statement of Operations

For the six months ended June 30, 2024 (Unaudited)
(in thousands)

Investment income:
Interest	$273,801
Dividend	13,679
Total investment income	287,480
Expenses:
Management fee (Note 3)	30,580
Incentive fee (Note 3)	29,322
Interest and credit facility fees (Note 6 and 7)	46,334
Shareholder service expense and distribution fees (Note 3)	2,891
Other expenses	8,220
Total operating expenses	117,347
Tax expenses	3,419
Total expenses	120,766
Net investment income	166,714
Realized and unrealized gains (losses) on investments, foreign currency and derivative contracts
Net realized losses on investments	(11,538)
Net realized losses on securities sold short	(97)
Net realized losses on derivative contracts	(1,150)
Net realized losses on foreign currency	(1,300)
Net unrealized gains on investments	4,414
Net unrealized gains on securities sold short	79
Net unrealized gains on derivative contracts	13,070
Net unrealized gains on foreign currency	5,093
Net realized and unrealized gains on investments, foreign currency and other transactions	8,571
Net increase in net assets resulting from operations	$175,285

See accompanying notes to consolidated financial statements.

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CION Ares Diversified Credit Fund

Consolidated Statements of Changes in Net Assets

(in thousands, except per share data, percentages and as otherwise noted)

	For the Six Months Ended
	June 30, 2024	For the Year Ended
	(unaudited)	December 31, 2023
Increase (decrease) in net assets from operations:
Net investment income	$166,714	$278,441
Net realized losses on investments, foreign currency and other transactions	(14,085)	(34,449)
Net unrealized gains on investments, foreign currency and other transactions	22,656	105,518
Net increase from operations	175,285	349,510
Distributions to shareholders from (Note 2):
Distributed earnings — Class A	(3,317)	(5,157)
Distributed earnings — Class C	(3,151)	(5,652)
Distributed earnings — Class I	(122,178)	(171,051)
Distributed earnings — Class L	(507)	(858)
Distributed earnings — Class U	(21,301)	(32,512)
Distributed earnings — Class U-2	(4,766)	(6,983)
Distributed earnings — Class W	(1,493)	(2,627)
Total distributions	(156,713)	(224,840)
Increase in net assets from operations and distributions	18,572	124,670
Share transactions:
Class A:
Proceeds of shares issued	17,085	16,142
Value of distributions reinvested	564	1,243
Cost of shares repurchased	(4,062)	(10,903)
Net increase from share operations	13,587	6,482
Class C:
Proceeds of shares issued	2,088	7,637
Value of distributions reinvested	1,427	2,613
Cost of shares repurchased	(6,585)	(8,058)
Net (decrease) increase from share operations	(3,070)	2,192
Class I:
Proceeds of shares issued	658,447	721,481
Value of distributions reinvested	23,899	40,766
Cost of shares repurchased	(155,128)	(241,871)
Net increase from share operations	527,218	520,376
Class L:
Proceeds of shares issued	670	273
Value of distributions reinvested	357	611
Cost of shares repurchased	(126)	(627)
Net increase from share operations	901	257

128	Semi Annual Report 2024

CION Ares Diversified Credit Fund

Consolidated Statements of Changes in Net Assets (continued)

(in thousands, except per share data, percentages and as otherwise noted)

	For the Six Months Ended
	June 30, 2024	For the Year Ended
	(unaudited)	December 31, 2023
Class U:
Proceeds of shares issued	66,860	76,019
Value of distributions reinvested	15,842	24,403
Cost of shares repurchased	(13,786)	(31,821)
Net increase from share operations	68,916	68,601
Class U-2:
Proceeds of shares issued	15,512	22,286
Value of distributions reinvested	3,605	5,334
Cost of shares repurchased	(5,039)	(9,913)
Net increase from share operations	14,078	17,707
Class W:
Proceeds of shares issued	—	—
Value of distributions reinvested	1,026	1,952
Cost of shares repurchased	(536)	(1,399)
Net increase from share operations	490	553
Total increase in net assets	640,692	740,838
Net Assets, beginning of period	3,209,220	2,468,382
Net Assets, end of period	$3,849,912	$3,209,220

See accompanying notes to consolidated financial statements.

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CION Ares Diversified Credit Fund

Consolidated Statement of Cash Flows

For the six months ended June 30, 2024 (Unaudited)

(in thousands, except per share data, percentages and as otherwise noted)

Operating activities:
Net increase in net assets resulting from operations	$175,285
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Purchases of investments	(3,291,560)
Proceeds from the sale of investments	2,303,118
Purchases to cover securities sold short	(744)
Purchases of derivative contracts	(351)
Amortization and accretion of discounts and premiums, net	(9,823)
Net realized and unrealized losses on investments	7,124
Net realized and unrealized losses on securities sold short	18
Net realized and unrealized gains on derivative contracts	(11,920)
Net realized and unrealized gains on foreign currency	(3,793)
Amortization of debt issuance cost	1,733
Payment-in-kind (“PIK”) interest and dividends	(23,229)
Collections of PIK interest and dividends	1,986
Changes in operating assets and liabilities:
Due from brokers	2,329
Interest and dividend receivable	(7,027)
Other assets	(1,513)
Interest and facility fees payable	4,023
Accrued expenses and other payables	8,537
Net cash used in operating activities	(845,807)
Financing activities:
Borrowings on debt	1,022,000
Repayments of debt	(792,526)
Proceeds from issuance of mandatory redeemable preferred shares	200,000
Deferred debt and mandatory redeemable preferred shares issuance costs	(2,368)
Proceeds of common shares issued	754,214
Cost of common shares repurchased	(185,262)
Distributions to shareholders	(156,713)
Value of distributions reinvested	46,720
Net cash provided by financing activities	886,065
Change in Cash	40,258
Cash, Beginning of Period	108,959
Cash, End of Period	$149,217
Supplemental disclosure of cash flow information:
Cash paid for interest on mandatory redeemable preferred shares and credit facility fees during the period	$38,010
Cash paid for taxes during the period	$5,539

See accompanying notes to consolidated financial statements.

130	Semi Annual Report 2024

CION Ares Diversified Credit Fund

Financial Highlights

(in thousands, except per share data, percentages and as otherwise noted)

	For the Six		For the		For the		For the		For the
	Months Ended		Year Ended		Year Ended		Year Ended		Year Ended
	June 30, 2024		December 31,		December 31,		December 31,		December 31,
	(unaudited)		2023		2022		2021		2020
Class A
Per share data:
Net asset value, beginning of period	$24.96		$23.86		$25.75		$25.13		$25.93
Income from investment operations:
Net investment income(a)	1.19		2.50		1.62		1.46		1.40
Net realized and unrealized gains (losses)	0.06		0.61		(2.09)		0.55		(0.80)
Total income (loss) from investment operations	1.25		3.11		(0.47)		2.01		0.60
Less distributions declared to shareholders:
From net investment income	(1.12)		(2.01)		(1.42)		(1.39)		(1.40)
Total distributions	(1.12)		(2.01)		(1.42)		(1.39)		(1.40)
Net asset value, end of period	$25.09		$24.96		$23.86		$25.75		$25.13
Total return, excluding expense support(b)	5.09%		13.53%		(1.70)%		8.93%		3.61%
Total return, including expense support(b)	5.09%		13.53%		(1.84)%		8.21%		2.77%
Ratios to average net assets/supplemental data:
Net assets, end of period	$82,137		$68,153		$58,829		$62,031		$58,881
Including interest expense:
Expenses, excluding expense support(d)(g)	7.06	%(h)	6.97	%(h)	4.92	%(h)	3.11	%(h)	3.44%
Expenses, including expense support(d)(f)(g)	7.06	%(h)	6.97	%(h)	5.06	%(h)	3.83	%(h)	4.28%
Excluding interest expense:
Expenses, excluding expense support(d)(g)	4.38%		4.40%		3.40%		2.46%		2.90%
Expenses, including expense support(d)(f)(g)	4.38%		4.40%		3.54%		3.18%		3.73%
Net investment income(d)	9.57%		10.25%		6.53%		5.72%		5.86%
Portfolio turnover rate	44.36%		30.64%		38.16%		43.72%		59.77%

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CION Ares Diversified Credit Fund

Financial Highlights (continued)

(in thousands, except per share data, percentages and as otherwise noted)

					For the
					Period from
	For the		For the	For the	January 26,
	Period Ended		Year Ended	Year Ended	2017 to
	December 31,		October 31,	October 31,	October 31,
	2019*		2019	2018	2017
Class A
Per share data:
Net asset value, beginning of period	$25.44		$25.80	$25.25	$25.00
Income from investment operations:
Net investment income(a)	0.23		1.39	1.52	0.86
Net realized and unrealized gains (losses)	0.49		(0.36)	0.42	0.44
Total income from investment operations	0.72		1.03	1.94	1.30
Less distributions declared to shareholders:
From net investment income	(0.23)		(1.39)	(1.39)	(0.86)
From net realized gains on investments	—		—	—	(0.12)
From net unrealized gains on investments and foreign currency	—		—	—	(0.07)
Total distributions	(0.23)		(1.39)	(1.39)	(1.05)
Net asset value, end of period	$25.93		$25.44	$25.80	$25.25
Total return, excluding expense support(b)	2.86	%(c)	4.37%	(2.44)%	(37.12	)%(c)
Total return, including expense support(d)	2.86	%(c)	4.10%	7.91%	5.32	%(c)
Ratios to average net assets/supplemental data:
Net assets, end of period	$60,203		$54,386	$37,915	$12,865
Including interest expense:
Expenses, excluding expense support(e)(h)	4.01	%(f)	4.03%	5.98%	58.85	%(f)
Expenses, including expense support(e)(g)(h)	4.01	%(f)	4.30%	0.34%	0.00	%(f)
Excluding interest expense:
Expenses, excluding expense support(h)	3.33	%(f)	3.38%	5.97%	58.85	%(f)
Expenses, including expense support(g)(h)	3.33	%(f)	3.65%	0.33%	0.00	%(f)
Net investment income(e)	5.27	%(f)	5.56%	5.91%	4.48	%(f)
Portfolio turnover rate	5.42	%(c)	63.58%	28.36%	164.09	%(c)

*	For the two month period ended December 31, 2019. See Note 1 to the consolidated financial statements for the six months ended June 30, 2024.

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.

(b)	Based on net asset value per share. Distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Fund’s dividend reinvestment plan, (the “DRIP”). Total return is not annualized for periods less than one year. Total return excludes or includes, as noted, expense support provided or (recouped) by CION Ares Management, LLC (the “Adviser”).

(c)	Not annualized.

(d)	Includes organizational and offering costs, where applicable.

(e)	Annualized, except for certain non-recurring costs.

(f)	Includes expense support provided or (recouped) by the Adviser.

132	Semi Annual Report 2024

CION Ares Diversified Credit Fund

Financial Highlights (continued)

(in thousands, except per share data, percentages and as otherwise noted)

(g)	For the periods presented below, the ratio of operating expenses to average net assets consisted of the following:

	For the Six	For the	For the	For the	For the
	Months Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2024	December 31,	December 31,	December 31,	December 31,
	(unaudited)	2023	2022	2021	2020
Base management fee	1.77%	1.82%	1.77%	1.58%	1.56%
Income based incentive fee	1.69%	1.77%	0.79%	—%	—%
Cost of borrowing	2.68%	2.57%	1.52%	0.65%	0.54%
Net expense support	—%	—%	0.14%	0.72%	0.84%
Other operating expenses	0.92%	0.81%	0.84%	0.88%	1.35%
Total operating expenses	7.06%	6.97%	5.06%	3.83%	4.28%

				For the
				Period from
	For the	For the	For the	January 26,
	Period Ended	Year Ended	Year Ended	2017 to
	December 31,	October 31,	October 31,	October 31,
	2019*	2019	2018	2017
Base management fee	1.56%	1.47%	1.49%	1.49%
Income based incentive fee	—%	—%	—%	—%
Cost of borrowing	0.68%	0.65%	—%	—%
Net expense support	—%	0.27%	(5.91)%	(56.68)%
Other operating expenses	1.77%	1.91%	4.76%	55.19%
Total operating expenses	4.01%	4.30%	0.34%	—%

(h)	Includes stated dividends and amortization of deferred issuance costs on the mandatory redeemable preferred shares. See Note 7 to the consolidated financial statements for the six months ended June 30, 2024.

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CION Ares Diversified Credit Fund

Financial Highlights (continued)

(in thousands, except per share data, percentages and as otherwise noted)

	For the Six		For the		For the		For the		For the
	Months Ended		Year Ended		Year Ended		Year Ended		Year Ended
	June 30, 2024		December 31,		December 31,		December 31,		December 31,
	(unaudited)		2023		2022		2021		2020
Class C
Per share data:
Net asset value, beginning of period	$24.77		$23.66		$25.65		$25.05		$25.90
Income from investment operations:
Net investment income(a)	1.11		2.32		1.48		1.43		1.35
Net realized and unrealized gains (losses)	0.05		0.60		(2.08)		0.56		(0.80)
Total income (loss) from investment operations	1.16		2.92		(0.60)		1.99		0.55
Less distributions declared to shareholders:
From net investment income	(1.02)		(1.81)		(1.39)		(1.39)		(1.40)
Total distributions	(1.02)		(1.81)		(1.39)		(1.39)		(1.40)
Net asset value, end of period	$24.91		$24.77		$23.66		$25.65		$25.05
Total return, excluding expense support(b)	4.75%		12.80%		(2.31)%		8.20%		2.81%
Total return, including expense support(b)	4.75%		12.80%		(2.42)%		8.16%		2.57%
Ratios to average net assets/supplemental data:
Net assets, end of period	$76,630		$79,242		$73,573		$77,361		$68,039
Including interest expense:
Expenses, excluding expense support(d)(g)	7.68	%(h)	7.62	%(h)	5.50	%(h)	3.87	%(h)	4.18%
Expenses, including expense support(d)(f)(g)	7.68	%(h)	7.62	%(h)	5.61	%(h)	3.91	%(h)	4.41%
Excluding interest expense:
Expenses, excluding expense support(d)(g)	5.01%		5.05%		3.98%		3.22%		3.64%
Expenses, including expense support(d)(f)(g)	5.01%		5.05%		4.09%		3.26%		3.88%
Net investment income(d)	8.95%		9.59%		5.99%		5.65%		5.66%
Portfolio turnover rate	44.36%		30.64%		38.16%		43.72%		59.77%

134	Semi Annual Report 2024

CION Ares Diversified Credit Fund

Financial Highlights (continued)

(in thousands, except per share data, percentages and as otherwise noted)

					For the Period from
					July 12, 2017
	For the		For the	For the	(commencement
	Period Ended		Year Ended	Year Ended	of operations) to
	December 31,		October 31,	October 31,	October 31,
	2019*		2019	2018	2017
Class C
Per share data:
Net asset value, beginning of period	$25.44		$25.80	$25.25	$24.95
Income from investment operations:
Net investment income(a)	0.19		1.39	1.52	0.39
Net realized and unrealized gains (losses)	0.50		(0.36)	0.42	0.33
Total income from investment operations	0.69		1.03	1.94	0.72
Less distributions declared to shareholders:
From net investment income	(0.23)		(1.39)	(1.39)	(0.39)
From net realized gains on investments	—		—	—	(0.02)
From net unrealized gains on investments and foreign currency	—		—	—	(0.01)
Total distributions	(0.23)		(1.39)	(1.39)	(0.42)
Net asset value, end of period	$25.90		$25.44	$25.80	$25.25
Total return, excluding expense support(b)	2.74	%(c)	3.70%	(3.19)%	(3.56	)%(c)
Total return, including expense support(d)	2.74	%(c)	4.10%	7.91%	2.95	%(c)
Ratios to average net assets/supplemental data:
Net assets, end of period	$65,779		$59,912	$29,868	$3,898
Including interest expense:
Expenses, excluding expense support(e)	4.76	%(f)	4.82%	6.73%	25.59	%(f)
Expenses, including expense support(e)(g)	4.76	%(f)	4.42%	0.34%	0.00	%(f)
Excluding interest expense:
Expenses, excluding expense support	4.07	%(f)	4.15%	6.72%	22.59	%(f)
Expenses, including expense support(g)	4.07	%(f)	3.75%	0.33%	0.00	%(f)
Net investment income(e)	4.52	%(f)	5.48%	5.91%	5.17	%(f)
Portfolio turnover rate	5.42	%(c)	63.58%	28.36%	164.09	%(c)

*	For the two month period ended December 31, 2019. See Note 1 to the consolidated financial statements for the six months ended June 30, 2024.

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.

(b)	Based on net asset value per share. Distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Fund’s DRIP. Total return is not annualized for periods less than one year. Total return excludes or includes, as noted, expense support provided or (recouped) by the Adviser.

(c)	Not annualized.

(d)	Includes organizational and offering costs, where applicable.

(e)	Annualized, except for certain non-recurring costs.

(f)	Includes expense support provided or (recouped) by the Adviser.

Semi Annual Report 2024	135

CION Ares Diversified Credit Fund

Financial Highlights (continued)

(in thousands, except per share data, percentages and as otherwise noted)

(g) For the periods presented below, the ratio of operating expenses to average net assets consisted of the following:

	For the Six	For the	For the	For the	For the
	Months Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2024	December 31,	December 31,	December 31,	December 31,
	(unaudited)	2023	2022	2021	2020
Base management fee	1.77%	1.82%	1.77%	1.58%	1.56%
Income based incentive fee	1.58%	1.66%	0.61%	—%	—%
Cost of borrowing	2.67%	2.57%	1.52%	0.65%	0.52%
Net expense support	—%	—%	0.11%	0.04%	0.24%
Other operating expenses	1.66%	1.57%	1.60%	1.64%	2.09%
Total operating expenses	7.68%	7.62%	5.61%	3.91%	4.41%

				For the
				Period from
				July 12, 2017
	For the	For the	For the	(commencement
	Period Ended	Year Ended	Year Ended	of operations) to
	December 31,	October 31,	October 31,	October 31,
	2019*	2019	2018	2017
Base management fee	1.56%	1.47%	1.49%	1.49%
Income based incentive fee	—%	—%	—%	—%
Cost of borrowing	0.68%	0.67%	—%	—%
Net expense support	—%	(0.40)%	(6.20)%	(33.93)%
Other operating expenses	2.52%	2.67%	5.05%	32.44%
Total operating expenses	4.76%	4.42%	0.34%	—%

(h)	Includes stated dividends and amortization of deferred issuance costs on the mandatory redeemable preferred shares. See Note 7 to the consolidated financial statements for the six months ended June 30, 2024.

136	Semi Annual Report 2024

CION Ares Diversified Credit Fund

Financial Highlights (continued)

(in thousands, except per share data, percentages and as otherwise noted)

	For the Six		For the		For the		For the		For the
	Months Ended		Year Ended		Year Ended		Year Ended		Year Ended
	June 30, 2024		December 31,		December 31,		December 31,		December 31,
	(unaudited)		2023		2022		2021		2020
Class I
Per share data:
Net asset value, beginning of period	$25.23		$24.12		$26.01		$25.22		$25.93
Income from investment operations:
Net investment income(a)	1.23		2.58		1.73		1.62		1.49
Net realized and unrealized gains (losses)	0.06		0.62		(2.14)		0.56		(0.80)
Total income (loss) from investment operations	1.29		3.20		(0.41)		2.18		0.69
Less distributions declared to shareholders:
From net investment income	(1.16)		(2.09)		(1.48)		(1.39)		(1.40)
Total distributions	(1.16)		(2.09)		(1.48)		(1.39)		(1.40)
Net asset value, end of period	$25.36		$25.23		$24.12		$26.01		$25.22
Total return, excluding expense support(b)	5.21%		13.79%		(1.62)%		8.90%		3.55%
Total return, including expense support(b)	5.21%		13.79%		(1.62)%		8.87%		3.12%
Ratios to average net assets/supplemental data:
Net assets, end of period	$2,973,646		$2,432,547		$1,819,625		$1,339,092		$603,536
Including interest expense:
Expenses, excluding expense support(d)(g)	6.85	%(h)	6.75	%(h)	4.87	%(h)	3.25	%(h)	3.50%
Expenses, including expense support(d)(f)(g)	6.85	%(h)	6.75	%(h)	4.87	%(h)	3.28	%(h)	3.93%
Excluding interest expense:
Expenses, excluding expense support(d)(g)	4.17%		4.18%		3.32%		2.56%		2.97%
Expenses, including expense support(d)(f)(g)	4.17%		4.18%		3.32%		2.59%		3.39%
Net investment income(d)	9.80%		10.50%		6.92%		6.34%		6.24%
Portfolio turnover rate	44.36%		30.64%		38.16%		43.72%		59.77%

Semi Annual Report 2024	137

CION Ares Diversified Credit Fund

Financial Highlights (continued)

(in thousands, except per share data, percentages and as otherwise noted)

					For the
					Period from
					July 12, 2017
	For the		For the	For the	(commencement
	Period Ended		Year Ended	Year Ended	of operations) to
	December 31,		October 31,	October 31,	October 31,
	2019*		2019	2018	2017
Class I
Per share data:
Net asset value, beginning of period	$25.44		$25.80	$25.25	$24.95
Income from investment operations:
Net investment income(a)	0.23		1.39	1.52	0.40
Net realized and unrealized gains (losses)	0.49		(0.36)	0.42	0.32
Total income from investment operations	0.72		1.03	1.94	0.72
Less distributions declared to shareholders:
From net investment income	(0.23)		(1.39)	(1.39)	(0.40)
From net realized gains on investments	—		—	—	(0.01)
From net unrealized gains on investments and foreign currency	—		—	—	(0.01)
Total distributions	(0.23)		(1.39)	(1.39)	(0.42)
Net asset value, end of period	$25.93		$25.44	$25.80	$25.25
Total return, excluding expense support(b)	2.88	%(c)	4.78%	(2.19)%	(2.49	)%(c)
Total return, including expense support(d)	2.86	%(c)	4.10%	7.91%	2.95	%(c)
Ratios to average net assets/supplemental data:
Net assets, end of period	$354,144		$298,481	$111,705	$6,048
Including interest expense:
Expenses, excluding expense support(e)(h)	3.74	%(f)	3.87%	5.73%	18.62	%(f)
Expenses, including expense support(e)(g)(h)	3.87	%(f)	4.55%	0.34%	0.00	%(f)
Excluding interest expense:
Expenses, excluding expense support(h)	3.06	%(f)	3.17%	5.71%	18.62	%(f)
Expenses, including expense support(g)(h)	3.19	%(f)	3.85%	0.32%	0.00	%(f)
Net investment income(e)	5.44	%(f)	5.38%	5.91%	5.19	%(f)
Portfolio turnover rate	5.42	%(c)	63.58%	28.36%	164.09	%(c)

*	For the two month period ended December 31, 2019. See Note 1 to the consolidated financial statements for the six months ended June 30, 2024.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Based on net asset value per share. Distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Fund’s DRIP. Total return is not annualized for periods less than one year. Total return excludes or includes, as noted, expense support provided or (recouped) by the Adviser.
(c)	Not annualized.
(d)	Includes organizational and offering costs, where applicable.
(e)	Annualized, except for certain non-recurring costs.
(f)	Includes expense support provided or (recouped) by the Adviser.

138	Semi Annual Report 2024

CION Ares Diversified Credit Fund

Financial Highlights (continued)

(in thousands, except per share data, percentages and as otherwise noted)

(g) For the periods presented below, the ratio of operating expenses to average net assets consisted of the following:

	For the Six	For the	For the	For the	For the
	Months Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2024	December 31,	December 31,	December 31,	December 31,
	(unaudited)	2023	2022	2021	2020
Base management fee	1.77%	1.82%	1.78%	1.60%	1.59%
Income based incentive fee	1.72%	1.81%	0.95%	0.33%	0.25%
Cost of borrowing	2.68%	2.56%	1.55%	0.69%	0.53%
Net expense support	—%	—%	—%	0.03%	0.43%
Other operating expenses	0.68%	0.56%	0.59%	0.63%	1.14%
Total operating expenses	6.85%	6.75%	4.87%	3.28%	3.93%

				For the
				Period from
				July 12, 2017
	For the	For the	For the	(commencement
	Period Ended	Year Ended	Year Ended	of operations) to
	December 31,	October 31,	October 31,	October 31,
	2019*	2019	2018	2017
Base management fee	1.56%	1.48%	1.49%	1.49%
Income based incentive fee	—%	—%	—%	—%
Cost of borrowing	0.68%	0.71%	—%	—%
Net expense support	0.13%	0.68%	(4.79)%	(29.81)%
Other operating expenses	1.51%	1.68%	3.64%	28.33%
Total operating expenses	3.87%	4.55%	0.34%	—%

(h)	Includes stated dividends and amortization of deferred issuance costs on the mandatory redeemable preferred shares. See Note 7 to the consolidated financial statements for the six months ended June 30, 2024.

Semi Annual Report 2024	139

CION Ares Diversified Credit Fund

Financial Highlights (continued)

(in thousands, except per share data, percentages and as otherwise noted)

	For the Six		For the		For the		For the		For the
	Months Ended		Year Ended		Year Ended		Year Ended		Year Ended
	June 30, 2024		December 31,		December 31,		December 31,		December 31,
	(unaudited)		2023		2022		2021		2020
Class L
Per share data:
Net asset value, beginning of period	$25.04		$23.93		$25.85		$25.14		$25.92
Income from investment operations:
Net investment income(a)	1.17		2.45		1.63		1.54		1.44
Net realized and unrealized gains (losses)	0.05		0.61		(2.11)		0.56		(0.82)
Total income (loss) from investment operations	1.22		3.06		(0.48)		2.10		0.62
Less distributions declared to shareholders:
From net investment income	(1.09)		(1.95)		(1.44)		(1.39)		(1.40)
Total distributions	(1.09)		(1.95)		(1.44)		(1.39)		(1.40)
Net asset value, end of period	$25.17		$25.04		$23.93		$25.85		$25.14
Total return, excluding expense support(b)	4.96%		13.28%		(1.92)%		8.69%		3.27%
Total return, including expense support(b)	4.96%		13.28%		(1.92)%		8.58%		2.85%
Ratios to average net assets/supplemental data:
Net assets, end of period	$12,248		$11,283		$10,537		$9,845		$7,364
Including interest expense:
Expenses, excluding expense support(d)(g)	7.27	%(h)	7.19	%(h)	5.12	%(h)	3.40	%(h)	3.82%
Expenses, including expense support(d)(f)(g)	7.27	%(h)	7.19	%(h)	5.12	%(h)	3.51	%(h)	4.24%
Excluding interest expense:
Expenses, excluding expense support(d)(g)	4.59%		4.62%		3.59%		2.75%		3.27%
Expenses, including expense support(d)(f)(g)	4.59%		4.62%		3.59%		2.86%		3.69%
Net investment income(d)	9.39%		10.03%		6.56%		6.05%		6.04%
Portfolio turnover rate	44.36%		30.64%		38.16%		43.72%		59.77%

140	Semi Annual Report 2024

CION Ares Diversified Credit Fund

Financial Highlights (continued)

(in thousands, except per share data, percentages and as otherwise noted)

				For the Period from
	For the		For the	November 2, 2017
	Period Ended		Year Ended	(commencement of
	December 31,		October 31,	operations) to
	2019*		2019	October 31, 2018
Class L
Per share data:
Net asset value, beginning of period	$25.44		$25.80	$25.23
Income from investment operations:
Net investment income(a)	0.19		1.39	1.52
Net realized and unrealized gains (losses)	0.52		(0.36)	0.43
Total income from investment operations	0.71		1.03	1.95
Less distributions declared to shareholders:
From net investment income	(0.23)		(1.39)	(1.38)
Total distributions	(0.23)		(1.39)	(1.38)
Net asset value, end of period	$25.92		$25.44	$25.80
Total return, excluding expense support(b)	2.82	%(c)	4.32%	(2.69	)%(c)
Total return, including expense support(d)	2.82	%(c)	4.10%	7.96	%(c)
Ratios to average net assets/supplemental data:
Net assets, end of period	$6,325		$5,536	$1,933
Including interest expense:
Expenses, excluding expense support(e)(h)	4.24	%(f)	4.38%	6.23	%(f)
Expenses, including expense support(e)(g)(h)	4.24	%(f)	4.60%	0.34	%(f)
Excluding interest expense:
Expenses, excluding expense support(h)	3.56	%(f)	3.67%	6.21	%(f)
Expenses, including expense support(g)(h)	3.56	%(f)	3.89%	0.32	%(f)
Net investment income(e)	4.47	%(f)	5.35%	5.19	%(f)
Portfolio turnover rate	5.42	%(c)	63.58%	28.36	%(c)

*	For the two month period ended December 31, 2019. See Note 1 to the consolidated financial statements for the six months ended June 30, 2024.

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.

(b)	Based on net asset value per share. Distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Fund’s DRIP. Total return is not annualized for periods less than one year. Total return excludes or includes, as noted, expense support provided or (recouped) by the Adviser.

(c)	Not annualized.

(d)	Includes organizational and offering costs, where applicable.

(e)	Annualized, except for certain non-recurring costs.

(f)	Includes expense support provided or (recouped) by the Adviser.

Semi Annual Report 2024	141

CION Ares Diversified Credit Fund

Financial Highlights (continued)

(in thousands, except per share data, percentages and as otherwise noted)

(g) For the periods presented below, the ratio of operating expenses to average net assets consisted of the following:

	For the Six	For the	For the	For the	For the
	Months Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2024	December 31,	December 31,	December 31,	December 31,
	(unaudited)	2023	2022	2021	2020
Base management fee	1.77%	1.82%	1.78%	1.58%	1.58%
Income based incentive fee	1.65%	1.73%	0.75%	0.05%	0.02%
Cost of borrowing	2.68%	2.57%	1.53%	0.65%	0.55%
Net expense support	—%	—%	—%	0.11%	0.42%
Other operating expenses	1.17%	1.07%	1.06%	1.12%	1.68%
Total operating expenses	7.27%	7.19%	5.12%	3.51%	4.24%

			For the Period from
	For the	For the	November 2, 2017
	Period Ended	Year Ended	(commencement of
	December 31,	October 31,	operations) to
	2019*	2019	October 31, 2018
Base management fee	1.56%	1.49%	1.48%
Income based incentive fee	—%	—%	—%
Cost of borrowing	0.68%	0.72%	—%
Net expense support	—%	0.21%	(4.71)%
Other operating expenses	2.01%	2.18%	3.57%
Total operating expenses	4.24%	4.60%	0.34%

(h)	Includes stated dividends and amortization of deferred issuance costs on the mandatory redeemable preferred shares. See Note 7 to the consolidated financial statements for the six months ended June 30, 2024.

142	Semi Annual Report 2024

CION Ares Diversified Credit Fund

Financial Highlights (continued)

(in thousands, except per share data, percentages and as otherwise noted)

	For the Six		For the		For the		For the		For the
	Months Ended		Year Ended		Year Ended		Year Ended		Year Ended
	June 30, 2024		December 31,		December 31,		December 31,		December 31,
	(unaudited)		2023		2022		2021		2020
Class U
Per share data:
Net asset value, beginning of period	$25.08		$23.95		$25.87		$25.18		$25.92
Income from investment operations:
Net investment income(a)	1.14		2.41		1.59		1.52		1.42
Net realized and unrealized gains (losses)	0.06		0.61		(2.11)		0.56		(0.76)
Total income (loss) from investment operations	1.20		3.02		(0.52)		2.08		0.66
Less distributions declared to shareholders:
From net investment income	(1.06)		(1.89)		(1.40)		(1.39)		(1.40)
Total distributions	(1.06)		(1.89)		(1.40)		(1.39)		(1.40)
Net asset value, end of period	$25.22		$25.08		$23.95		$25.87		$25.18
Total return, excluding expense support(b)	4.87%		13.07%		(2.07)%		8.48%		3.01%
Total return, including expense support(b)	4.87%		13.07%		(2.07)%		8.48%		2.99%
Ratios to average net assets/supplemental data:
Net assets, end of period	$548,889		$477,044		$388,866		$345,691		$199,175
Including interest expense:
Expenses, excluding expense support(d)(g)	7.49	%(h)	7.39	%(h)	5.33	%(h)	3.64	%(h)	4.00%
Expenses, including expense support(d)(f)(g)	7.49	%(h)	7.39	%(h)	5.33	%(h)	3.64	%(h)	4.02%
Excluding interest expense:
Expenses, excluding expense support(d)(g)	4.81%		4.82%		3.80%		2.97%		3.51%
Expenses, including expense support(d)(f)(g)	4.81%		4.82%		3.80%		2.97%		3.54%
Net investment income(d)	9.15%		9.85%		6.39%		5.96%		5.98%
Portfolio turnover rate	44.36%		30.64%		38.16%		43.72%		59.77%

Semi Annual Report 2024	143

CION Ares Diversified Credit Fund

Financial Highlights (continued)

(in thousands, except per share data, percentages and as otherwise noted)

			For the Period from
	For the		July 26, 2019
	Period Ended		(commencement of
	December 31,		operations) to
	2019*		October 31, 2019
Class U
Per share data:
Net asset value, beginning of period	$25.44		$25.86
Income from investment operations:
Net investment income(a)	0.20		0.40
Net realized and unrealized gains (losses)	0.51		(0.45)
Total income (loss) from investment operations	0.71		(0.05)
Less distributions declared to shareholders:
From net investment income	(0.23)		(0.37)
Total distributions	(0.23)		(0.37)
Net asset value, end of period	$25.92		$25.44
Total return, excluding expense support(b)	2.74%		1.60%
Total return, including expense support(b)	2.82%		(0.14)%
Ratios to average net assets/supplemental data:
Net assets, end of period	$42,902		$10,434
Including interest expense:
Expenses, excluding expense support(d)(g)	4.31	%(e)	4.85	%(e)
Expenses, including expense support(d)(f)(g)	3.83	%(e)	6.59	%(e)
Excluding interest expense:
Expenses, excluding expense support(d)(g)	3.66	%(e)	3.88	%(e)
Expenses, including expense support(d)(f)(g)	4.48	%(e)	5.62	%(e)
Net investment income(d)	5.39	%(e)	12.08	%(e)
Portfolio turnover rate	5.42	%(c)	63.58	%(c)

*	For the two month period ended December 31, 2019. See Note 1 to the consolidated financial statements for the six months ended June 30, 2024.

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.

(b)	Based on net asset value per share. Distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Fund’s DRIP. Total return is not annualized for periods less than one year. Total return excludes or includes, as noted, expense support provided or (recouped) by the Adviser.

(c)	Not annualized.

(d)	Includes organizational and offering costs, where applicable.

(e)	Annualized, except for certain non-recurring costs.

(f)	Includes expense support provided or (recouped) by the Adviser.

144	Semi Annual Report 2024

CION Ares Diversified Credit Fund

Financial Highlights (continued)

(in thousands, except per share data, percentages and as otherwise noted)

(g) For the periods presented below, the ratio of operating expenses to average net assets consisted of the following:

	For the Six	For the	For the	For the	For the
	Months Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2024	December 31,	December 31,	December 31,	December 31,
	(unaudited)	2023	2022	2021	2020
Base management fee	1.77%	1.82%	1.78%	1.59%	1.60%
Income based incentive fee	1.61%	1.70%	0.67%	—%	—%
Cost of borrowing	2.68%	2.57%	1.53%	0.67%	0.48%
Net expense support	—%	—%	—%	—%	0.02%
Other operating expenses	1.43%	1.30%	1.35%	1.38%	1.92%
Total operating expenses	7.49%	7.39%	5.33%	3.64%	4.02%

		For the Period from
	For the	July 26, 2019
	Period Ended	(commencement of
	December 31,	operations) to
	2019*	October 31, 2019
Base management fee	1.56%	1.61%
Income based incentive fee	—%	—%
Cost of borrowing	0.65%	0.89%
Net expense support	(0.47)%	1.74%
Other operating expenses	2.10%	2.35%
Total operating expenses	3.83%	6.59%

(h)	Includes stated dividends and amortization of deferred issuance costs on the mandatory redeemable preferred shares. See Note 7 to the consolidated financial statements for the six months ended June 30, 2024.

Semi Annual Report 2024	145

CION Ares Diversified Credit Fund

Financial Highlights (continued)

(in thousands, except per share data, percentages and as otherwise noted)

									For the
									Period from
									April 13, 2020
	For the Six		For the		For the		For the		(commencement
	Months Ended		Year Ended		Year Ended		Year Ended		of operations) to
	June 30, 2024		December 31,		December 31,		December 31,		December 31,
	(unaudited)		2023		2022		2021		2020
Class U-2
Per share data:
Net asset value, beginning of period	$25.05		$23.92		$25.85		$25.17		$21.79
Income from investment operations:
Net investment income(a)	1.14		2.40		1.60		1.52		0.76
Net realized and unrealized gains (losses)	0.06		0.62		(2.13)		0.55		3.62
Total income (loss) from investment operations	1.20		3.02		(0.53)		2.07		4.38
Less distributions declared to shareholders:
From net investment income	(1.06)		(1.89)		(1.40)		(1.39)		(1.00)
Total distributions	(1.06)		(1.89)		(1.40)		(1.39)		(1.00)
Net asset value, end of period	$25.19		$25.05		$23.92		$25.85		$25.17
Total return, excluding expense support(b)	4.87%		13.08%		(2.11)%		8.44%		19.71%
Total return, including expense support(b)	4.87%		13.08%		(2.11)%		8.44%		19.71%
Ratios to average net assets/supplemental data:
Net assets, end of period	$121,471		$106,738		$84,792		$56,851		$12,018
Including interest expense:
Expenses, excluding expense support(d)(g)	7.49	%(h)	7.40	%(h)	5.39	%(h)	3.74	%(h)	4.10	%(e)
Expenses, including expense support(d)(f)(g)	7.49	%(h)	7.40	%(h)	5.39	%(h)	3.74	%(h)	4.10	%(e)
Excluding interest expense:
Expenses, excluding expense support(d)(g)	4.81%		4.84%		3.83%		3.00%		3.69	%(e)
Expenses, including expense support(d)(f)(g)	4.81%		4.84%		3.83%		3.00%		3.69	%(e)
Net investment income(d)	9.17%		9.84%		6.48%		5.98%		4.48	%(e)
Portfolio turnover rate	44.36%		30.64%		38.16%		43.72%		59.77	%(c)

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.

(b)	Based on net asset value per share. Distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Fund’s DRIP. Total return is not annualized for periods less than one year. Total return excludes or includes, as noted, expense support provided or (recouped) by the Adviser.

(c)	Not annualized.

(d)	Includes organizational and offering costs, where applicable.

(e)	Annualized.

(f)	Includes expense support provided or (recouped) by the Adviser.

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CION Ares Diversified Credit Fund

Financial Highlights (continued)

(in thousands, except per share data, percentages and as otherwise noted)

(g) For the periods presented below, the ratio of operating expenses to average net assets consisted of the following:

					For the
					Period from
					April 13, 2020
	For the Six	For the	For the	For the	(commencement
	Months Ended	Year Ended	Year Ended	Year Ended	of operations) to
	June 30, 2024	December 31,	December 31,	December 31,	December 31,
	(unaudited)	2023	2022	2021	2020
Base management fee	1.77%	1.82%	1.78%	1.62%	1.54%
Income based incentive fee	1.62%	1.70%	0.71%	—%	—%
Cost of borrowing	2.68%	2.56%	1.56%	0.74%	0.39%
Other operating expenses	1.42%	1.32%	1.34%	1.38%	2.17%
Total operating expenses	7.49%	7.40%	5.39%	3.74%	4.10%

(h)	Includes stated dividends and amortization of deferred issuance costs on the mandatory redeemable preferred shares. See Note 7 to the consolidated financial statements for the six months ended June 30, 2024.

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CION Ares Diversified Credit Fund

Financial Highlights (continued)

(in thousands, except per share data, percentages and as otherwise noted)

	For the Six		For the		For the		For the		For the
	Months Ended		Year Ended		Year Ended		Year Ended		Year Ended
	June 30, 2024		December 31,		December 31,		December 31,		December 31,
	(unaudited)		2023		2022		2021		2020
Class W
Per share data:
Net asset value, beginning of period	$25.23		$24.11		$26.03		$25.27		$25.92
Income from investment operations:
Net investment income(a)	1.18		2.47		1.62		1.58		1.50
Net realized and unrealized gains (losses)	0.05		0.61		(2.10)		0.57		(0.75)
Total income (loss) from investment operations	1.23		3.08		(0.48)		2.15		0.75
Less distributions declared to shareholders:
From net investment income	(1.10)		(1.96)		(1.44)		(1.39)		(1.40)
Total distributions	(1.10)		(1.96)		(1.44)		(1.39)		(1.40)
Net asset value, end of period	$25.36		$25.23		$24.11		$26.03		$25.27
Total return, excluding expense support(b)	4.96%		13.28%		(1.91)%		8.73%		3.35%
Total return, including expense support(b)	4.96%		13.28%		(1.91)%		8.73%		3.35%
Ratios to average net assets/supplemental data:
Net assets, end of period	$34,891		$34,213		$32,160		$38,688		$39,831
Including interest expense:
Expenses, excluding expense support(d)(g)	7.27	%(h)	7.19	%(h)	5.03	%(h)	3.39	%(h)	3.65%
Expenses, including expense support(d)(f)(g)	7.27	%(h)	7.19	%(h)	5.03	%(h)	3.39	%(h)	3.65%
Excluding interest expense:
Expenses, excluding expense support(d)(g)	4.59%		4.62%		3.53%		2.75%		3.14%
Expenses, including expense support(d)(f)(g)	4.59%		4.62%		3.53%		2.75%		3.14%
Net investment income(d)	9.38%		10.03%		6.45%		6.17%		6.23%
Portfolio turnover rate	44.36%		30.64%		38.16%		43.72%		59.77%

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CION Ares Diversified Credit Fund

Financial Highlights (continued)

(in thousands, except per share data, percentages and as otherwise noted)

			For the Period from
	For the		December 21, 2018
	Period Ended		(commencement of
	December 31,		operations) to
	2019*		October 31, 2019
Class W
Per share data:
Net asset value, beginning of period	$25.44		$25.03
Income from investment operations:
Net investment income(a)	0.25		1.23
Net realized and unrealized gains (losses)	0.46		0.38
Total income (loss) from investment operations	0.71		1.61
Less distributions declared to shareholders:
From net investment income	(0.23)		(1.20)
Total distributions	(0.23)		(1.20)
Net asset value, end of period	$25.92		$25.44
Total return, excluding expense support(b)	2.82%		7.00%
Total return, including expense support(b)	2.82%		6.25%
Ratios to average net assets/supplemental data:
Net assets, end of period	$39,449		$38,423
Including interest expense:
Expenses, excluding expense support(d)(g)	4.28	%(e)	4.73	%(e)
Expenses, including expense support(d)(f)(g)	4.28	%(e)	5.47	%(e)
Excluding interest expense:
Expenses, excluding expense support(d)(g)	3.59	%(e)	3.65	%(e)
Expenses, including expense support(d)(f)(g)	3.59	%(e)	4.39	%(e)
Net investment income(d)	4.97	%(e)	5.14	%(e)
Portfolio turnover rate	5.42	%(c)	63.58	%(c)

*	For the two month period ended December 31, 2019. See Note 1 to the consolidated financial statements for the six months ended June 30, 2024.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Based on net asset value per share. Distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Fund’s DRIP. Total return is not annualized for periods less than one year. Total return excludes or includes, as noted, expense support provided or (recouped) by the Adviser.
(c)	Not annualized.
(d)	Includes organizational and offering costs, where applicable.
(e)	Annualized, except for certain non-recurring costs.
(f)	Includes expense support provided or (recouped) by the Adviser.

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CION Ares Diversified Credit Fund

Financial Highlights (continued)

(in thousands, except per share data, percentages and as otherwise noted)

(g) For the periods presented below, the ratio of operating expenses to average net assets consisted of the following:

	For the Six	For the	For the	For the	For the
	Months Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2024	December 31,	December 31,	December 31,	December 31,
	(unaudited)	2023	2022	2021	2020
Base management fee	1.77%	1.82%	1.77%	1.58%	1.54%
Income based incentive fee	1.66%	1.74%	0.70%	0.06%	0.03%
Cost of borrowing	2.68%	2.57%	1.50%	0.64%	0.50%
Net expense support	—%	—%	—%	—%	—%
Other operating expenses	1.16%	1.06%	1.06%	1.11%	1.58%
Total operating expenses	7.27%	7.19%	5.03%	3.39%	3.65%

		For the Period from
	For the	December 21, 2018
	Period Ended	(commencement of
	December 31,	operations) to
	2019*	October 31, 2019
Base management fee	1.56%	1.57%
Income based incentive fee	—%	—%
Cost of borrowing	0.68%	0.91%
Net expense support	—%	0.74%
Other operating expenses	2.03%	2.24%
Total operating expenses	4.28%	5.47%

(h)	Includes stated dividends and amortization of deferred issuance costs on the mandatory redeemable preferred shares. See Note 7 to the consolidated financial statements for the six months ended June 30, 2024.

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Financial Highlights (continued)

(in thousands, except per share data, percentages and as otherwise noted)

Information about the Fund’s senior securities as of June 30, 2024, December 31, 2023, December 31, 2022, December 31, 2021, December 31, 2020, December 31, 2019 and October 31, 2019 is shown in the following table. There were no senior securities outstanding as of October 31, 2018 and October 31, 2017.

	Total Amount
	Outstanding		Involuntary
	Exclusive of	Asset	Liquidating	Average
	Treasury	Coverage	Preference	Market Value
	Securities(a)	Per Unit(b)	Per Unit(c)	Per Unit(d)
Class and Period Ended
Revolving Credit Facility (Wells Fargo Bank, N.A.)
June 30, 2024	$595,314	$6,105	—	N/A
December 31, 2023	426,117	6,200	—	N/A
December 31, 2022	348,844	5,299	—	N/A
December 31, 2021	225,664	6,461	—	N/A
December 31, 2020	77,025	6,233	—	N/A
December 31, 2019	19,054	5,383	—	N/A
October 31, 2019	19,397	3,847	—	N/A
Revolving Credit Facility (State Street Bank and Trust Company)
June 30, 2024	$303,447	$6,105	—	N/A
December 31, 2023	246,939	6,200	—	N/A
December 31, 2022	317,201	5,299	—	N/A
December 31, 2021	176,803	6,461	—	N/A
December 31, 2020	111,283	6,233	—	N/A
December 31, 2019	110,387	5,383	—	N/A
October 31, 2019	142,357	3,847	—	N/A
Mandatory Redeemable Preferred Shares*
June 30, 2024	$770,000	$82.46	$25.00	N/A
December 31, 2023	570,000	86.35	25.00	N/A
December 31, 2022	420,000	81.52	25.00	N/A
December 31, 2021	300,000	93.11	25.00	N/A
Secured Borrowings
June 30, 2024	$6,166	$6,105	—	N/A
December 31, 2023	6,548	6,200	—	N/A
December 31, 2022	5,776	5,299	—	N/A
December 31, 2021	5,776	6,461	—	N/A
December 31, 2020	650	6,233	—	N/A
December 31, 2019	314	5,383	—	N/A
October 31, 2019	349	3,847	—	N/A

*	There were no mandatory redeemable preferred shares outstanding as of December 31, 2020, December 31, 2019 and October 31, 2019.

(a)	Total amount of each class of senior securities outstanding at principal value at the end of the period presented.

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Financial Highlights (continued)

(in thousands, except per share data, percentages and as otherwise noted)

(b)	The asset coverage ratio for a class of senior securities representing indebtedness is calculated as our consolidated total assets, less all liabilities and indebtedness not represented by senior securities, divided by total senior securities representing indebtedness as calculated separately for each of the mandatory redeemable preferred shares and the credit facilities in accordance with Section 18(h) of the Investment Company Act of 1940, as amended. With respect to the mandatory redeemable preferred shares, the asset coverage per unit figure is expressed in terms of dollar amounts per share of outstanding mandatory redeemable preferred shares (based on a per share liquidation preference of $25). With respect to the credit facilities, the asset coverage ratio is multiplied by $1,000 to determine the “Asset Coverage Per Unit”.

(c)	The amount to which such class of senior security would be entitled upon our involuntary liquidation in preference to any security junior to it. The “—” in this column indicates that the U.S. Securities and Exchange Commission expressly does not require this information to be disclosed for certain types of senior securities.

(d)	Not applicable to senior securities outstanding as of period end.

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CION Ares Diversified Credit Fund

Notes to Consolidated Financial Statements

June 30, 2024 (Unaudited)

(in thousands, except per share data, percentages and as otherwise noted)

(1) Organization

CION Ares Diversified Credit Fund (the “Fund”) is a closed-end, diversified management investment company that is registered under the Investment Company Act of 1940, as amended (together with the rules and regulations promulgated thereunder, the “Investment Company Act”). The Fund operates as an interval fund and continuously offers its shares. The Fund was organized as a Delaware statutory trust on June 21, 2016.

The Fund’s investment objective is to provide superior risk-adjusted returns across various market cycles by investing in a diversified portfolio of liquid and illiquid asset classes. The Fund seeks to capitalize on market inefficiencies and relative value opportunities throughout the entire global credit spectrum.

The Fund is externally managed by CION Ares Management, LLC (the “Adviser”) pursuant to an investment advisory and management agreement. The Adviser was registered as an investment adviser with the U.S. Securities and Exchange Commission (the “SEC”) under the Investment Advisers Act of 1940, as amended (the “Advisers Act”), on January 4, 2017. The Adviser is a joint venture between affiliates of Ares Management Corporation (“Ares Management”), a publicly traded, leading global alternative investment manager, and CION Investment Group, LLC and is controlled by Ares Management. The Adviser oversees the management of the Fund’s activities and is responsible for making investment decisions for the Fund’s portfolio. Ares Operations LLC, a subsidiary of Ares Management, provides certain administrative and other services necessary for the Fund to operate.

Fiscal Year End Change

On September 25, 2019, the board of trustees (the “Board”) approved a change to the fiscal year end of the Fund from October 31 to December 31. Accordingly, the Fund’s consolidated financial statements and related notes include information as of and for the year ended December 31, 2020, the two month period ended December 31, 2019 and the year ended October 31, 2019.

(2) Significant Accounting Policies

Basis of Presentation

The accompanying consolidated financial statements have been prepared on the accrual basis of accounting in conformity with U.S. generally accepted accounting principles (“GAAP”), and include the accounts of the Fund and its consolidated subsidiaries. The Fund is an investment company following accounting and reporting guidance in Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. The consolidated financial statements reflect all adjustments and reclassifications, that, in the opinion of management, are necessary for the fair presentation of the results of operations and financial condition as of and for the periods presented. All significant intercompany balances and transactions have been eliminated.

Cash and Cash Equivalents

Cash and cash equivalents include funds from time to time deposited with financial institutions and short-term, liquid investments in a money market account. Cash and cash equivalents are carried at cost, which approximates fair value.

Concentration of Credit Risk

The Fund places its cash and cash equivalents with financial institutions and, at times, cash held in depository or money market accounts may exceed the Federal Deposit Insurance Corporation insured limit.

Investment Transactions

Investment transactions are recorded on the trade date. Realized gains or losses are measured by the difference between the net proceeds from the repayment or sale and the amortized cost basis of the investment using the specific identification method without regard to unrealized gains or losses previously recognized, and include investments charged off during the period, net of recoveries. Unrealized gains or losses primarily reflect the change in investment values, including the reversal of previously recorded unrealized gains or losses when gains or losses are realized.

Pursuant to Rule 2a-5 under the Investment Company Act, the Board has designated the Adviser as the Fund’s “valuation designee” (the “Valuation Designee”) to perform fair value determinations for investments held by the Fund without readily available market quotations subject to the oversight of the Board. All investments are recorded at their fair value.

Investments for which market quotations are readily available are typically valued at such market quotations. In order to validate market quotations, the Valuation Designee looks at a number of factors to determine if the quotations are representative of fair value, including the source and nature of the quotations. Debt and equity securities that are not publicly traded or whose market prices are not readily available are valued at fair value as determined in good faith by the Valuation Designee, subject to the oversight of the Board, in accordance with the Valuation Designee’s valuation policy. The Valuation Designee may utilize independent third-party pricing and valuation services to assist in the valuation of each portfolio investment without a readily available market quotation in accordance with the valuation policy and a consistently applied valuation process.

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CION Ares Diversified Credit Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2024 (Unaudited)

(in thousands, except per share data, percentages and as otherwise noted)

Investments in the Fund’s portfolio that do not have a readily available market are valued at fair value as determined in good faith by the Valuation Designee as described herein. As part of the valuation process for investments that do not have readily available market prices, the Valuation Designee may take into account the following types of factors, if relevant, in determining the fair value of the Fund’s investments: the enterprise value of a portfolio company (the entire value of the portfolio company to a market participant, including the sum of the values of debt and equity securities used to capitalize the enterprise at a point in time), the nature and realizable value of any collateral, the portfolio company’s ability to make payments and its earnings and discounted cash flow, the markets in which the portfolio company does business, a comparison of the portfolio company’s securities to any similar publicly traded securities, changes in the interest rate environment and the credit markets, which may affect the price at which similar investments would trade in their principal markets and other relevant factors. When an external event such as a purchase transaction, public offering or subsequent sale occurs, the Valuation Designee considers the pricing indicated by the external event to corroborate its valuation.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of the Fund’s investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values that the Fund may ultimately realize. Further, such investments are generally subject to legal and other restrictions on resale or otherwise are less liquid than publicly traded securities. If the Fund was required to liquidate a portfolio investment in a forced or liquidation sale, the Fund could realize significantly less than the value at which the Fund has recorded it. In addition, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different than the unrealized gains or losses reflected in the valuations currently assigned. See Note 4 for further information on the Fund’s valuation process.

Interest Income Recognition

Interest income is recorded on an accrual basis and includes the accretion of discounts, amortization of premiums and payment-in-kind (“PIK”) interest. Discounts from and premiums to par value on investments purchased are accreted/amortized into interest income over the life of the respective security using the effective yield method. To the extent loans contain PIK provisions, PIK interest, computed at the contractual rate specified in each applicable agreement, is accrued and recorded as interest income and added to the principal balance of the loan. PIK interest income added to the principal balance is generally collected upon repayment of the outstanding principal. To maintain the Fund’s tax treatment as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”), this non-cash source of income must be paid out to shareholders in the form of dividends for the year the income was earned, even though the Fund has not yet collected the cash. The amortized cost of investments represents the original cost adjusted for any accretion of discounts, amortization of premiums and PIK interest.

Loans are generally placed on non-accrual status when principal or interest payments are past due 30 days or more or when there is reasonable doubt that principal or interest will be collected in full. Accrued and unpaid interest is generally reversed when a loan is placed on non-accrual status. Interest payments received on non-accrual loans may be recognized as income or applied to principal depending upon the Fund’s judgment regarding collectability. Non-accrual loans are restored to accrual status when past due principal and interest are paid or there is no longer any reasonable doubt that such principal or interest will be collected in full and, in the Fund’s judgment, are likely to remain current. The Fund may make exceptions to this policy if the loan has sufficient collateral value (i.e., typically measured as enterprise value of the portfolio company) or is in the process of collection.

Collateralized loan obligation (“CLO”) equity investments recognize investment income by utilizing an effective interest methodology based upon an effective yield to maturity utilizing projected cash flows, as required by ASC 325-40,

Beneficial Interest in Securitized Financial Assets.

Dividend Income Recognition

Dividend income on preferred equity is recorded on an accrual basis to the extent that such amounts are payable by the portfolio company and are expected to be collected. Dividend income on common equity securities is recorded on the record date for private portfolio companies or on the ex-dividend date for publicly traded portfolio companies. To the extent preferred equity contains PIK provisions, PIK dividends, computed at the contractual rate specified in each applicable agreement, are accrued and recorded as dividend income and added to the principal balance of the preferred equity. PIK dividends added to the principal balance are generally collected upon redemption of the equity.

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CION Ares Diversified Credit Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2024 (Unaudited)

(in thousands, except per share data, percentages and as otherwise noted)

Foreign Currency Transactions and Foreign Currency Forward Contracts

The Fund’s books and records are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis: (i) fair value of investment securities, other assets and liabilities at the exchange rates prevailing at the end of the period; and (ii) purchases and sales of investment securities, income and expense at the exchange rates prevailing on the respective dates of such transactions, income or expenses.

The Fund does not isolate that portion of the results of operations resulting from the changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in “net realized and unrealized gains or losses on investments” in the consolidated statement of operations.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between the amounts of income and expense items recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from the changes in fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.

Investments in foreign companies and securities of foreign governments may involve special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. government. These risks include, among other things, revaluation of currencies, less reliable information about issuers, different transaction clearance and settlement practices, and potential future adverse political and economic developments. Moreover, investments in foreign companies and securities of foreign governments and their markets may be less liquid and their prices more volatile than those of comparable U.S. companies and the U.S. government.

The Fund may enter into foreign currency forward contracts for operational purposes and to protect against adverse exchange rate fluctuations. A foreign currency forward contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date. The Fund may also enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete the obligations of the contract. The fair values of the foreign currency forward contracts are obtained from an independent pricing source.

Derivative Instruments

The Fund values its derivatives at fair value with the unrealized gains or losses recorded in “net realized and unrealized gains or losses on derivative contracts” in the Fund’s consolidated statement of operations.

Mandatory Redeemable Preferred Shares

The Fund carries its mandatory redeemable preferred shares at amortized cost and such shares are included as a liability on the consolidated statement of assets and liabilities. See Note 7 for further information on the Fund’s mandatory redeemable preferred shares.

Debt and Mandatory Redeemable Preferred Shares Issuance Costs

Debt and mandatory redeemable preferred shares issuance costs are amortized over the life of the relevant senior secured revolving credit facilities and mandatory redeemable preferred shares.

Secured Borrowings

The Fund follows the guidance in ASC Topic 860, Transfers and Servicing (“ASC 860”), when accounting for participations and other partial loan sales. Certain loan sales do not qualify for sale accounting under ASC 860 because these sales do not meet the definition of a “participating interest,” as defined in the guidance, in order for sale treatment to be allowed. Participations or other partial loan sales which do not meet the definition of a participating interest or which are not eligible for sale accounting remain as an investment on the consolidated statement of assets and liabilities as required under GAAP and the proceeds are recorded as a secured borrowing. Secured borrowings are carried at fair value and included in “accrued expenses and other payables” in the accompanying consolidated statement of assets and liabilities.

Income Taxes

The Fund has elected to be treated as a RIC under the Code, and operates in a manner so as to qualify for the tax treatment applicable to RICs. To qualify for tax treatment as a RIC, the Fund must, among other requirements, meet certain source-of-income and asset diversification requirements and timely distribute to its shareholders all or substantially all of its investment company taxable income, as defined by the Code, for each year. The Fund has made and intends to continue to make the requisite distributions to its shareholders, which will generally relieve the Fund from U.S. federal corporate-level income taxes.

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CION Ares Diversified Credit Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2024 (Unaudited)

(in thousands, except per share data, percentages and as otherwise noted)

Depending on the level of taxable income earned in a tax year, the Fund may choose to carry forward taxable income in excess of current year dividend distributions from such current year taxable income into the next tax year and pay a 4% excise tax on such income, as required. To the extent that the Fund determines that its estimated current year taxable income will be in excess of estimated dividend distributions for the current year from such income, the Fund accrues excise tax, if any, on estimated excess taxable income as such taxable income is earned.

For tax purposes, the distributions to holders of mandatory redeemable preferred shares as described in Note 7 are treated as dividends.

Commitments and Contingencies

In the normal course of business, the Fund’s investment activities involve executions, settlement and financing of various transactions resulting in receivables from, and payables to, brokers, dealers and the Fund’s custodian. These activities may expose the Fund to risk in the event that such parties are unable to fulfill contractual obligations. Management does not anticipate any material losses from counterparties with whom it conducts business. Consistent with standard business practice, the Fund enters into contracts that contain a variety of indemnifications, and is engaged from time to time in various legal actions. The maximum exposure of the Fund under these arrangements and activities is unknown. However, the Fund expects the risk of material loss to be remote.

Commitments to extend credit include loan proceeds the Fund is obligated to advance, such as delayed draws or revolving credit arrangements. Commitments generally have fixed expiration dates or other termination clauses. Unrealized gains or losses associated with unfunded commitments are recorded in the consolidated financial statements and reflected as an adjustment to the fair value of the related security in the consolidated schedule of investments. The par amount of the unfunded commitments is not recognized by the Fund until it becomes funded.

Distributions to Shareholders

The Fund records distributions from net investment income daily. These distributions may be reinvested or paid monthly to shareholders. The Fund intends to pay common shareholders at least annually all or substantially all of its taxable income. The Fund intends to pay any capital gains distributions at least annually.

The Fund may make distributions, without limitation, from offering proceeds or borrowings, which may constitute a return of capital, as well as net investment income from operations, capital and non-capital gains from the sale of assets, and dividends or distributions from equity investments. Furthermore, a portion of the Fund’s distributions may be derived from expense support payments made by the Adviser, which are subject to repayment by the Fund within three years pursuant to the Expense Support and Conditional Reimbursement Agreement (the “Expense Support Agreement”). The purpose of such expense support payments is to ensure that the Fund bears an appropriate level of expenses. As such, the Fund’s distributions may not be entirely based on investment performance and can only be sustained if positive investment performance is achieved in future periods and/or the Adviser continues to make such expense support payments. Any future repayments of expenses by the Fund will reduce cash otherwise potentially available for distributions. There can be no assurance that sufficient performance will be achieved in order to sustain the current level of the Fund’s distributions. After the expiration of the current term of the Expense Support Agreement on July 31, 2025, the Adviser has no obligation to make expense support payments in future periods. If the Adviser did not make any expense support payments during such period, all or a portion of the Fund’s distributions would have been a return of capital which would reduce the available capital for investment. The sources of the Fund’s distributions may vary periodically. Please refer to the Financial Highlights table for the sources of distributions.

Shareholders’ Allocations

The Fund currently offers Class A, Class C, Class I, Class L, Class U, Class U-2 and Class W common shares (See Note 5). Realized and unrealized gains and losses and net investment income, excluding class specific expenses, if any, are allocated daily to each class of common shares based upon the relative proportion of net assets of each class. Differences in per share distributions by class are generally due to differences in class specific expenses.

Use of Estimates in the Preparation of the Consolidated Financial Statements

The preparation of the consolidated financial statements in conformity with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of actual and contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of income or loss and expenses during the reporting period. Actual results could differ from those estimates and such differences may be actual and contingent. Significant estimates include the valuation of investments.

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Notes to Consolidated Financial Statements (continued)

June 30, 2024 (Unaudited)

(in thousands, except per share data, percentages and as otherwise noted)

Recent Accounting Pronouncements

The Fund considers the applicability and impact of all accounting standard updates (“ASUs”) issued by the Financial Accounting Standards Board (the “FASB”). ASUs not listed were assessed and either determined to be not applicable or expected to have minimal impact on the Fund’s consolidated financial statements.

In November 2023, the FASB issued ASU No. 2023-07, “Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”),” which enhances disclosure requirements about significant segment expenses that are regularly provided to the chief operating decision maker (the “CODM”). ASU 2023-07 among other things, (i) requires a single segment public entity to follow segment guidance, (ii) requires a public entity to disclose the title and position of the CODM and an explanation of how the CODM uses the reported measure(s) of segment profit or loss in assessing segment performance and deciding how to allocate resources and (iii) provides the ability to elect more than one performance measure. ASU 2023-07 is effective for the fiscal year beginning after December 15, 2023, and interim periods beginning with the first quarter ended 2025. Early adoption is permitted and retrospective adoption is required for all prior periods presented. The Fund is currently assessing the impact of this guidance, however, the Fund does not expect a material impact on its consolidated financial statements.

In December 2023, the FASB issued ASU No. 2023-09, “Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”),” which intends to improve the transparency of income tax disclosures. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024 and is to be adopted on a prospective basis with the option to apply retrospectively. The Fund is currently assessing the impact of this guidance, however, the Fund does not expect a material impact to its consolidated financial statements.

(3) Investment Advisory and Other Agreements

The Adviser is registered as an investment adviser under the Advisers Act. The Adviser is an affiliate of Ares Management and leverages Ares Management’s entire investment platform and benefits from the significant capital markets, trading and research expertise of all of Ares Management’s investment professionals.

Pursuant to the investment advisory agreement, dated December 6, 2016 (the “Investment Advisory Agreement”) (most recently amended and restated as of May 22, 2020), by and between the Fund and the Adviser, the Adviser provides certain investment advisory and administrative services to the Fund and in consideration of the advisory services provided, the Adviser is entitled to a fee consisting of two components — a base management fee (the “Management Fee”) and an incentive fee (the “Incentive Fee”). Pursuant to the investment sub-advisory agreement, dated as of December 6, 2016 (the “Investment Sub-Advisory Agreement”), by and among the Adviser, Ares Capital Management II LLC (the “Sub-Adviser”) and the Fund, the Adviser pays the Sub-Adviser 40% of the Management Fee and Incentive Fee actually received and retained and not otherwise used to support expenses.

Pursuant to the Investment Advisory Agreement, the Fund has agreed to pay the Adviser the Management Fee at an annual rate of 1.25% of the average daily value of the Fund’s total assets (including any assets attributable to any preferred shares issued or to indebtedness) minus the Fund’s liabilities other than liabilities relating to indebtedness. During the six months ended June 30, 2024, the Fund incurred $30,580 of Management Fees.

The Incentive Fee is calculated and payable quarterly in arrears based upon each share class’s “pre-incentive fee net investment income” for the immediately preceding fiscal quarter, and is subject to a hurdle rate, expressed as a rate of return on each share class’s “average daily net asset value,” equal to 1.50% per quarter (or an annualized hurdle rate of 6.00%), subject to a “catch-up” feature. For this purpose, “pre-incentive fee net investment income” means interest income, dividend income and any other income accrued during the fiscal quarter, minus each share class’s operating expenses for the quarter and the distribution and/or shareholder servicing fees (if any) applicable to each class accrued during the fiscal quarter. For such purposes, each share class’s operating expenses will include the Management Fee, expenses reimbursed to the Adviser under the administration agreement, dated as of December 6, 2016 (the “Adviser Administration Agreement”), by and between the Fund and the Adviser, and any interest expense and distributions paid on any issued and outstanding preferred shares, but will exclude the Incentive Fee.

The “catch-up” provision is intended to provide the Adviser with an Incentive Fee of 15% on each share class’s pre-incentive fee net investment income when the share class’s pre-incentive fee net investment income reaches 1.765% of average daily net asset value in any fiscal quarter. During the six months ended June 30, 2024, all share classes incurred a total of $29,322 of Incentive Fees.

Semi Annual Report 2024   157

CION Ares Diversified Credit Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2024 (Unaudited)

(in thousands, except per share data, percentages and as otherwise noted)

Prior to May 22, 2020, the Incentive Fee was calculated and payable quarterly in arrears based upon the Fund’s (rather than each class’s) “pre-incentive fee net investment income” for the immediately preceding quarter, and was subject to a hurdle rate, expressed as a rate of return on the Fund’s “adjusted capital,” equal to 1.50% per quarter (or an annualized hurdle rate of 6.00%), subject to a “catch-up” feature. “Adjusted Capital” previously was defined as the cumulative gross proceeds received by the Fund from the sale of the Fund’s shares (including pursuant to the Fund’s DRIP (as defined below)), reduced by amounts paid in connection with purchases of the Fund’s shares pursuant to the Fund’s share repurchase program and further reduced by distribution representing a return of capital. In calculating any Incentive Fee, “pre-incentive fee net investment income” means interest income, dividend income and any other income accrued during the calendar quarter, minus the Fund’s operating expenses for the quarter.

The Adviser and the Sub-Adviser are obligated to pay expenses associated with providing the investment services stated in the Investment Advisory Agreement and Investment Sub-Advisory Agreement, respectively, including compensation of and office space for their officers and employees connected with investment and economic research, trading and investment management of the Fund.

Under the Expense Support Agreement, the Adviser may at its discretion, through the period ending July 31, 2025, reimburse the Fund’s or any class’s operating expenses to the extent that it deems appropriate in order to ensure that the Fund or a class bears an appropriate level of expenses (the “Expense Payment”). Prior to July 31, 2019, the Adviser had agreed contractually to reimburse the Fund’s initial organizational and offering costs, as well as the Fund’s operating expenses, to the extent that aggregate distributions made to the Fund’s shareholders during the applicable quarter exceeded the sum of (i) the Fund’s net investment Fund taxable income (including net short-term capital gains reduced by net long-term capital losses); (ii) the Fund’s net capital gains (including the excess of net long-term capital gains over net short-term capital losses); and (iii) dividends and other distributions paid to or otherwise earned by the Fund on account of investments in portfolio companies (to the extent such amounts listed in clause (iii) are not included under clauses (i) and (ii) above).

In consideration of the Adviser’s agreement to reimburse the Fund’s operating expenses, the Fund has agreed to repay the Adviser in the amount of any Fund expenses reimbursed subject to the limitation that a reimbursement (an “Adviser Reimbursement”) will be made only if and to the extent that (i) it is payable not more than three years from the last business day of the calendar quarter in which the applicable Expense Payment was made by the Adviser; (ii) the Adviser Reimbursement does not cause other fund operating expenses attributable to the applicable class (on an annualized basis and net of any reimbursements received by the Fund with respect to such class during such fiscal year) during the applicable quarter to exceed the percentage of the Fund’s average net assets attributable to common shares represented by other fund operating expenses allocable to the applicable class (as defined below) (on an annualized basis) during the quarter in which the applicable Expense Payment from the Adviser was made; and (iii) the distributions per share declared by the Fund for the applicable class at the time of the applicable Expense Payment are less than the effective rate of distributions per share for the applicable class at the time the Adviser Reimbursement would be paid. Other fund operating expenses is defined as the Fund’s total Operating Expenses (as defined below), excluding the Management Fee, the Incentive Fee, offering expenses, financing fees and costs, interest expense and extraordinary expenses. “Operating Expenses” means all operating costs and expenses incurred by the Fund, as determined in accordance with GAAP for investment companies. The Expense Support Agreement was renewed for another year in May 2024 and is set to expire on July 31, 2025, unless renewed by the mutual agreement of the Adviser and the Board. The Expense Support Agreement may be terminated only by the Board on notice to the Adviser. For the six months ended June 30, 2024, the Adviser did not provide any expense support and the Fund did not incur any Adviser Reimbursement.

The table below presents a summary of all expenses supported by the Adviser for each of the following three month periods in which the Fund received expense support from the Adviser and associated dates through which such expenses are eligible for reimbursement from the Fund.

Fund Level Expense Support

			Expense		Ratio of Other
	Expense		Support		Fund Operating	Annualized
	Support	Recoupment	No Longer	Unreimbursed	Expenses to	Distribution
	from the	of Expense	Eligible for	Expense	Average Net	Ratios for the	Eligible for
	Adviser	Support	Reimbursement	Support	Assets for the	Period(b)	Reimbursement
Three Months Ended	($)	($)	($)	($)	Period(a)%	($)	through
January 31, 2017	335	335	—	—	68.82	—	January 31, 2020
April 30, 2017	820	820	—	—	54.97	1.39	April 30, 2020
July 31, 2017	738	738	—	—	37.93	1.39	July 31, 2020
Total	1,893	1,893	—	—

158	Semi Annual Report 2024

CION Ares Diversified Credit Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2024 (Unaudited)

(in thousands, except per share data, percentages and as otherwise noted)

Class A

					Ratio of Other
			Expense		Fund
	Expense		Support		Operating	Annualized
	Support	Recoupment	No Longer	Unreimbursed	Expenses to	Distribution
	from the	of Expense	Eligible for	Expense	Average Net	Ratios for the	Eligible for
	Adviser	Support	Reimbursement	Support	Assets for the	Period(b)	Reimbursement
Three Months Ended	($)	($)	($)	($)	Period(a)%	($)	through
July 31, 2017	193	193	—	—	9.01	1.39	July 31, 2020
October 31, 2017	592	291	301	—	7.68	1.39	October 31, 2020
January 31, 2018	412	111	301	—	5.42	1.39	January 31, 2021
April 30, 2018	307	118	189	—	4.43	1.39	April 30, 2021
July 31, 2018	282	137	145	—	3.86	1.39	July 31, 2021
October 31, 2018	351	66	285	—	3.15	1.39	October 31, 2021
January 31, 2019	113	72	41	—	1.21	1.39	January 31, 2022
April 30, 2019	10	10	—	—	1.29	1.39	April 30, 2022
Total	2,260	998	1,262	—

Class C

					Ratio of Other
			Expense		Fund
	Expense		Support		Operating	Annualized
	Support	Recoupment	No Longer	Unreimbursed	Expenses to	Distribution
	from the	of Expense	Eligible for	Expense	Average Net	Ratios for the	Eligible for
	Adviser	Support	Reimbursement	Support	Assets for the	Period(b)	Reimbursement
Three Months Ended	($)	($)	($)	($)	Period(a)%	($)	through
July 31, 2017	—	—	—	—	—	—	July 31, 2020
October 31, 2017	99	99	—	—	5.32	1.39	October 31, 2020
January 31, 2018	174	64	110	—	6.07	1.39	January 31, 2021
April 30, 2018	206	2	204	—	4.94	1.39	April 30, 2021
July 31, 2018	264	21	243	—	4.33	1.39	July 31, 2021
October 31, 2018	313	—	313	—	3.66	1.39	October 31, 2021
January 31, 2019	163	—	163	—	1.96	1.39	January 31, 2022
April 30, 2019	84	84	—	—	2.03	1.39	April 30, 2022
Total	1,303	270	1,033	—

Class I

					Ratio of Other
			Expense		Fund
	Expense		Support		Operating	Annualized
	Support	Recoupment	No Longer	Unreimbursed	Expenses to	Distribution
	from the	of Expense	Eligible for	Expense	Average Net	Ratios for the	Eligible for
	Adviser	Support	Reimbursement	Support	Assets for the	Period(b)	Reimbursement
Three Months Ended	($)	($)	($)	($)	Period(a)%	($)	through
July 31, 2017	—	—	—	—	—	—	July 31, 2020
October 31, 2017	172	172	—	—	4.81	1.39	October 31, 2020
January 31, 2018	246	246	—	—	5.03	1.39	January 31, 2021
April 30, 2018	369	369	—	—	3.84	1.39	April 30, 2021
July 31, 2018	521	521	—	—	3.19	1.39	July 31, 2021
October 31, 2018	779	779	—	—	2.45	1.39	October 31, 2021
January 31, 2019	281	281	—	—	0.96	1.39	January 31, 2022
April 30, 2019	—	—	—	—	—	1.39	April 30, 2022
Total	2,368	2,368	—	—

Semi Annual Report 2024	159

CION Ares Diversified Credit Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2024 (Unaudited)

(in thousands, except per share data, percentages and as otherwise noted)

Class L

					Ratio of Other
			Expense		Fund
	Expense		Support		Operating	Annualized
	Support	Recoupment	No Longer	Unreimbursed	Expenses to	Distribution
	from the	of Expense	Eligible for	Expense	Average Net	Ratios for the	Eligible for
	Adviser	Support	Reimbursement	Support	Assets for the	Period(b)	Reimbursement
Three Months Ended	($)	($)	($)	($)	Period(a)%	($)	through
July 31, 2017	—	—	—	—	—	—	July 31, 2020
October 31, 2017	—	—	—	—	—	—	October 31, 2020
January 31, 2018	—	—	—	—	5.49	1.39	January 31, 2021
April 30, 2018	4	4	—	—	3.54	1.39	April 30, 2021
July 31, 2018	9	9	—	—	3.23	1.39	July 31, 2021
October 31, 2018	16	16	—	—	2.62	1.39	October 31, 2021
January 31, 2019	7	7	—	—	1.46	1.39	January 31, 2022
April 30, 2019	2	2	—	—	1.54	1.39	April 30, 2022
Total	38	38	—	—

Class U

Ratio of Other
			Expense		Fund
	Expense		Support		Operating	Annualized
	Support	Recoupment	No Longer	Unreimbursed	Expenses to	Distribution
	from the	of Expense	Eligible for	Expense	Average Net	Ratios for the	Eligible for
	Adviser	Support	Reimbursement	Support	Assets for the	Period(b)	Reimbursement
Three Months Ended	($)	($)	($)	($)	Period(a)%	($)	through
December 31, 2019	27	27	—	—	1.72	1.39	December 31, 2022
Total	27	27	—	—

(a)  Other Fund Operating Expenses is defined as the Fund’s total Operating Expenses (as defined below), excluding the Management Fee and Incentive Fee, offering expenses, financing fees and costs, interest expense and extraordinary expenses. “Operating Expenses” means all operating costs and expenses incurred by the Fund, as determined in accordance with generally accepted accounting principles for investment companies.

(b)  The Annualized Distribution Rate per Share equals the projected annualized distribution amount which is calculated based on the average regular cash distributions per share that were declared during record dates in the applicable Expense Support Payment Quarter.

Pursuant to the Adviser Administration Agreement, the Adviser furnishes the Fund with office equipment and clerical, bookkeeping and record keeping services at the Adviser’s office facilities. Under the Adviser Administration Agreement, the Fund is obligated to reimburse the Adviser, at cost, based upon the Fund’s allocable portion of the Adviser’s overhead and other expenses (including travel expenses) incurred by the Adviser in performing its obligations under the Adviser Administration Agreement, including the Fund’s allocable portion of the compensation, rent and other expenses of certain of its officers (including but not limited to the chief compliance officer, chief financial officer, chief accounting officer, general counsel, treasurer and assistant treasurer) and their respective staffs. The Adviser Administration Agreement may be terminated by either party without penalty upon 60 days’ written notice to the other party. The total of such expenses incurred for the six months ended June 30, 2024 was $1,529. These expenses were included in “other expenses” in the consolidated statement of operations.

Pursuant to an administration agreement between ALPS Fund Services, Inc. (“ALPS”) and the Fund, ALPS performs, or administers the performance of, certain of the Fund’s required administrative services, which include, among other things, providing assistance in accounting, legal, compliance, and operations, preparing the financial records that the Fund is required to maintain and preparing reports to the Fund’s shareholders and reports filed with the SEC. In addition, ALPS coordinates the preparation and filing of the Fund’s tax returns and generally coordinates the payment of the Fund’s expenses and the performance of administrative and professional services rendered to the Fund by others. The Fund pays ALPS for these services. The total of such expenses incurred by the Fund for the six months ended June 30, 2024 was $1,383. These expenses were included in “other expenses” in the consolidated statement of operations.

160	Semi Annual Report 2024

CION Ares Diversified Credit Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2024 (Unaudited)

(in thousands, except per share data, percentages and as otherwise noted)

Pursuant to a transfer agent agreement between SS&C GIDS, Inc. (“SS&C GIDS”) and the Fund, SS&C GIDS performs transfer agency services for the Fund. SS&C GIDS maintains the shareholder accounting records for the Fund. The Fund pays SS&C GIDS for these services. The total of such expenses incurred for the six months ended June 30, 2024 was $481. These expenses were included in “other expenses” in the consolidated statement of operations.

Shareholder Service Expenses

The Fund has adopted a “Shareholder Services Plan” with respect to its Class A, Class C, Class L and Class U-2 Shares under which the Fund may compensate financial industry professionals for providing ongoing services in respect of clients with whom they have distributed shares of the Fund. Such services may include electronic processing of client orders, electronic fund transfers between clients and the Fund, account reconciliations with the Fund’s transfer agent, facilitation of electronic delivery to clients of Fund documentation, monitoring client accounts for back-up withholding and any other special tax reporting obligations, maintenance of books and records with respect to the foregoing, and such other information and liaison services as the Fund or the Adviser may reasonably request. Under the Shareholder Services Plan, the Fund, with respect to Class A, Class C, Class L and Class U-2 Shares, may incur expenses on an annual basis equal to 0.25% of its average net assets attributable to Class A, Class C, Class L and Class U-2 Shares, respectively.

Distribution Plan

The Fund, with respect to its Class C, Class L, Class U, Class W and Class U-2 Shares, is authorized under a “Distribution Plan” to pay to ALPS Distributors, Inc. (the “Distributor”) a distribution fee for certain activities relating to the distribution of shares to investors. These activities include marketing and other activities to support the distribution of Class C, Class L, Class U, Class W and Class U-2 shares. The Distribution Plan operates in a manner consistent with Rule 12b-1 under the Investment Company Act, which regulates the manner in which an open-end investment company may directly or indirectly bear the expenses of distributing its shares. Although the Fund is not an open-end investment company, it has undertaken to comply with the terms of Rule 12b-1 as a condition of an exemptive order under the Investment Company Act which permits it to offer multiple classes of shares. Under the Distribution Plan, the Fund pays the Distributor a distribution fee at an annual rate of 0.75% of average daily net assets attributable to Class C Shares, 0.25% of the average daily net assets attributable to Class L Shares, 0.50% of the average daily net assets attributable to Class W Shares and Class U-2 Shares, and 0.75% of the average daily net assets attributable to Class U Shares. Some or all of such distribution fee may be paid by the Distributor to certain financial intermediaries.

The Fund may be limited in its ability to declare any cash distribution on its capital stock or purchase its capital stock unless, at the time of such declaration or purchase, the Fund has an asset coverage (on its indebtedness) of at least 300% after deducting the amount of such distribution or purchase price, as applicable. For non-public indebtedness issued by the Fund or its subsidiaries (for example, the State Street Credit Facility and the Wells Credit Facility, both as defined below), the Fund may be able to continue to pay distributions on its capital stock or purchase its capital stock even if the asset coverage ratio on its indebtedness falls below 300%.

(4) Fair Value of Financial Instruments

The Fund follows ASC 825-10, Recognition and Measurement of Financial Assets and Financial Liabilities (“ASC 825-10”), which provides companies the option to report selected financial assets and liabilities at fair value. ASC 825-10 also establishes presentation and disclosure requirements designed to facilitate comparisons between companies that choose different measurement attributes for similar types of assets and liabilities and to more easily understand the effect of the company’s choice to use fair value on its earnings. ASC 825-10 also requires entities to display the fair value of the selected assets and liabilities on the face of the balance sheet. The Fund has not elected the ASC 825-10 option to report selected financial assets and liabilities at fair value. With the exception of the line items entitled “other assets”, “mandatory redeemable preferred shares” and “debt,” which are reported at amortized cost, the carrying value of all other assets and liabilities approximate fair value.

Semi Annual Report 2024	161

CION Ares Diversified Credit Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2024 (Unaudited)

(in thousands, except per share data, percentages and as otherwise noted)

The Fund also follows ASC 820-10, Fair Value Measurements and Disclosures (“ASC 820-10”), which among other matters, requires enhanced disclosures about investments that are measured and reported at fair value. ASC 820-10 defines fair value, establishes a framework for measuring fair value in accordance with GAAP and expands disclosure of fair value measurements. ASC 820-10 determines fair value to be the price that would be received for an investment in a current sale, which assumes an orderly transaction between market participants on the measurement date. ASC 820-10 requires the Fund to assume that the portfolio investment is sold in its principal market to market participants or, in the absence of a principal market, the most advantageous market, which may be a hypothetical market. Market participants are defined as buyers and sellers in the principal or most advantageous market that are independent, knowledgeable, and willing and able to transact. In accordance with ASC 820-10, the Fund has considered its principal market as the market in which the Fund exits its portfolio investments with the greatest volume and level of activity. ASC 820-10 specifies a hierarchy of valuation techniques based on whether the inputs to those valuation techniques are observable or unobservable. In accordance with ASC 820-10, these inputs are summarized in the three broad levels listed below:

●	Level 1 — Valuations based on quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●	Level 2 — Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

●	Level 3 — Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

In addition to using the above inputs in investment valuations, the Valuation Designee continues to employ the net asset valuation policy and procedures that have been reviewed by the Fund’s Board in connection with their designation of the Adviser as the Fund’s valuation designee and are consistent with the provisions of Rule 2a-5 under the Investment Company Act and ASC 820-10 (see Note 2 for further information). Consistent with its valuation policies and procedures, the Valuation Designee evaluates the source of inputs, including any markets in which the Fund’s investments are trading (or any markets in which securities with similar attributes are trading), in determining fair value. Because there is not a readily available market value for most of the investments in the Fund’s portfolio, the fair value of the investments must typically be determined using unobservable inputs.

The assets and liabilities classified as Level 1 or Level 2 are typically valued based on quoted market prices, forward foreign exchange rates, dealer quotations or alternative pricing sources supported by observable inputs. The Valuation Designee obtains prices from independent pricing services which generally utilize broker quotes and may use various other pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data. The Valuation Designee is responsible for all inputs and assumptions related to the pricing of securities. The Valuation Designee has internal controls in place that support its reliance on information received from third-party pricing sources. As part of its internal controls, the Valuation Designee obtains, reviews, and tests information to corroborate prices received from third-party pricing sources. For any security, if market or dealer quotations are not readily available, or if the Valuation Designee determines that a quotation of a security does not represent a fair value, then the security is valued at a fair value as determined in good faith by the Valuation Designee, subject to the oversight of the Board and will be classified as Level 3. In such instances, the Valuation Designee will use valuation techniques consistent with the market or income approach to measure fair value and will give consideration to all factors which might reasonably affect the fair value.

The Fund’s portfolio investments classified as Level 3 (other than as described below in the following paragraph) are typically valued using two different valuation techniques. The first valuation technique is an analysis of the enterprise value (“EV”) of the portfolio company. EV means the entire value of the portfolio company to a market participant, including the sum of the values of debt and equity securities used to capitalize the enterprise at a point in time. The primary method for determining EV uses a multiple analysis whereby appropriate multiples are applied to the portfolio company’s EBITDA (generally defined as net income before net interest expense, income tax expense, depreciation and amortization). EBITDA multiples are typically determined based upon review of market comparable transactions and publicly traded comparable companies, if any. The Valuation Designee may also employ other valuation multiples to determine EV, such as revenues. The Valuation Designee may also use industry specific valuation analyses to determine EV, such as capitalization rate analysis used in the real estate industry. The second method for determining EV uses a discounted cash flow analysis whereby future expected cash flows of the portfolio company are discounted to determine a present value using estimated discount rates (typically a weighted average cost of capital based on costs of debt and equity consistent with current market conditions). The EV analysis is performed to determine the value of equity investments, the value of debt investments in portfolio companies where the Fund has control or could gain control through an option or warrant security, and to determine if there is credit impairment for debt investments. If debt investments are credit impaired, an EV analysis may be used to value such debt investments; however, in addition to the methods outlined above, other methods such as a liquidation or wind down analysis may be utilized to estimate EV. The second valuation technique is a yield analysis, which is typically performed for non-credit impaired debt investments in portfolio companies where the Fund does not own a controlling equity position. To determine fair value using a yield analysis, a current price is imputed for the investment based upon an assessment of the expected market yield for a similarly structured investment with a similar level of risk. In the yield analysis, the Valuation Designee considers the current contractual interest rate, the maturity and other terms of the investment relative to risk of the company and the specific investment. A key determinant of risk, among other things, is the leverage through the investment relative to the EV of the portfolio company. As debt investments held by the Fund are substantially illiquid with no active transaction market, the Valuation Designee depends on primary market data, including newly funded transactions, as well as secondary market data with respect to high yield debt instruments and syndicated loans, as inputs in determining the appropriate market yield, as applicable.

162	Semi Annual Report 2024

CION Ares Diversified Credit Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2024 (Unaudited)

(in thousands, except per share data, percentages and as otherwise noted)

The fair value of CLOs is estimated based on various valuation models from third-party pricing services. The provided prices are checked using internally developed models. The valuation models generally utilize discounted cash flows and take into consideration prepayment and loss assumptions, based on historical experience and projected performance, economic factors, the characteristics and condition of the underlying collateral, comparable yields for similar securities and recent trading activity. These securities are classified as Level 3.

Private asset-backed securities classified as Level 3 are typically valued using two different valuation techniques. The first valuation technique is an analysis of the forecasted cash flows of the security. The forecasted cash flows take into consideration prepayment and loss assumptions, based on historical experience and projected performance, economic factors, and the characteristics and condition of the underlying collateral. For equity securities, the projected cash flows are present valued using a market discount rate to determine the fair value. For debt securities, the analysis is used to determine if the borrower has the ability to repay its obligations. If it is determined that the borrower does have the ability to repay its obligations, the second valuation technique that is utilized is a yield analysis. To determine fair value using a yield analysis, a current price is imputed for the investment based upon an assessment of the expected market yield for a similarly structured investment with a similar level of risk. In the yield analysis, the Valuation Designee considers the current contractual interest rate, the maturity and other terms of the investment relative to risk of the borrower and the specific investment. As the debt investments are substantially illiquid with no active transaction market, the Valuation Designee depends on primary market data, including newly funded transactions, as inputs in determining the appropriate market yield, as applicable.

The following table is a summary of the inputs used as of June 30, 2024, in valuing the Fund’s investments carried at fair value:

		Level 2 —
		Other	Level 3 —
	Level 1 —	Significant	Significant
	Quoted	Observable	Unobservable
	Prices ($)	Inputs ($)	Inputs ($)	Total ($)
Senior Loans	—	1,630,917	2,648,661	4,279,578
Subordinated Loans	—	—	75,602	75,602
Corporate Bonds	—	313,899	51,811	365,710
Collateralized Loan Obligations	—	—	323,862	323,862
Private Asset-Backed Investments	—	—	97,023	97,023
Preferred Stock	—	—	278,455	278,455
Common Stock	902	530	75,426	76,858
Warrants	—	—	2,194	2,194
Total Investments	902	1,945,346	3,553,034	5,499,282
Derivative Assets:
Foreign Currency Forward Contracts	—	206	—	206
Purchased Equity Options	6	—	—	6
Credit Default Swaps	—	236	—	236
Interest Rate Swaps	—	1,025	—	1,025
Derivative Liabilities:
Foreign Currency Forward Contracts	—	(3,526)	—	(3,526)
Written Equity Options	(3)	—	—	(3)
Credit Default Swaps	—	(488)	—	(488)

Semi Annual Report 2024	163

CION Ares Diversified Credit Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2024 (Unaudited)

(in thousands, except per share data, percentages and as otherwise noted)

The following table summarizes the significant unobservable inputs the Valuation Designee used to value the majority of the Fund’s investments categorized within Level 3 as of June 30, 2024. The table is not intended to be all- inclusive, but instead to capture the significant unobservable inputs relevant to the determination of fair values.

		Primary
Asset	Fair Value	Valuation		Estimated	Weighted
Category	($)	Techniques	Inputs	Range	Average(a)
Senior Loans	2,526,945	Yield Analysis	Market Yield	8.4%-46.7%	12.1%
Senior Loans	90,951	Broker Quotes	N/A	N/A	N/A
Senior Loans	20,518	Enterprise Value Coverage Analysis	Implied Enterprise Value	1.0x-11.0x	5.6	x
Senior Loans	9,873	EV Market Multiple Analysis	Valuation Multiple	3.9x-12.0x	3.9	x
Senior Loans	374	Recovery Analysis	Contract Asset Collections Multiple	1.0x	1.0	x
Subordinated Loans	75,602	Yield Analysis	Yield	11.0%-16.5%	13.8%
Corporate Bonds	33,227	Yield Analysis	Market Yield	11.0%-17.2%	15.2%
Corporate Bonds	17,809	Broker Quotes	N/A	N/A	N/A
Corporate Bonds	775	EV Market Multiple Analysis	Valuation Multiple	20.0x	20.0	x
Collateralized Loan Obligations	323,862	Broker Quotes	N/A	N/A	N/A
Private Asset-Backed Investments	97,023	Income (Other)	Yield	4.5%-14.3%	9.5%
			Discount Rate	25.0%	25.0%
			Constant Default Rate	2.5%-49.0%	26.1%
			Constant Prepayment Rate	0.0-19.0%	9.6%
			Recovery Rate	12.0%-65%	49.6%
			Collection Rate	93.0%	93.0%
Preferred Stock	276,771	EV Market Multiple Analysis	Valuation Multiple	1.0x-28.5x	12.8	x
Preferred Stock	1,589	Enterprise Value Coverage Analysis	Implied Enterprise Value	1.0x-11.0x	1.0	x
Preferred Stock	95	Black- Scholes Analysis	Stock price	$23.09	$23.09
			10-year treasury rate	4.55%	4.55%
			exercise price	$40.00	$40.00
Common Stock	74,991	EV Market Multiple Analysis	Valuation Multiple	1.7x-30.6x	12.1	x
Common Stock	13	Enterprise Value Coverage Analysis	Implied Enterprise Value	1.0x-11.0x	1.0	x
Common Stock	422	NAV Analysis	Market Yield	N/A	N/A
Warrants	2,194	EV Market Multiple Analysis	Valuation Multiple	1.3x-9.1x	7.1	x
Total Level 3 Investments	3,553,034

(a) Unobservable inputs were weighted by the relative fair value of investments.

Changes in market yields, discount rates or EBITDA multiples, each in isolation, may change the fair value of certain of the Fund’s investments. Generally, an increase in market yields or discount rates or decrease in EBITDA multiples may result in a decrease in the fair value of certain of the Fund’s investments.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of the Fund’s investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values that the Fund may ultimately realize. Further, such investments are generally subject to legal and other restrictions on resale or otherwise are less liquid than publicly traded securities. If the Fund was required to liquidate a portfolio investment in a forced or liquidation sale, it could realize significantly less than the value at which the Fund has recorded it.

In addition, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different than the unrealized gains or losses reflected in the valuations currently assigned.

164	Semi Annual Report 2024

CION Ares Diversified Credit Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2024 (Unaudited)

(in thousands, except per share data, percentages and as otherwise noted)

The following table is a reconciliation of the Fund’s investments in which significant unobservable inputs (Level 3) were used in determining fair value for the six months ended June 30, 2024:

					Private
				Collateralized	Asset-
				Loan	Backed	Preferred	Common
	Senior	Subordinated	Corporate	Obligations	Investments	Stock	Stock	Warrants
	Loans ($)	Loans ($)	Bonds ($)	($)	($)	($)	($)	($)	Total ($)
Balance as of December 31, 2023	2,363,517	53,395	49,486	345,882	63,590	189,554	51,273	2,005	3,118,702
Purchases	1,118,252	27,014	5,915	48,438	42,069	80,472	22,020	1,056	1,345,236
Sales and principal redemptions	(834,469)	(1,444)	(4,151)	(76,849)	(7,998)	11,578	(1,323)	(511)	(915,167)
Net realized and unrealized gains (losses)	(13,716)	776	545	6,511	(755)	(3,149)	3,438	(81)	(6,431)
Accrued discounts (premiums)	3,507	139	16	(120)	117	—	—	(275)	3,384
Transfers in to Level 3(a)	14,422	2,852	—	—	—	—	18	—	17,292
Transfers out of Level 3(a)	(2,852)	(7,130)	—	—	—	—	—	—	(9,982)
Balance as of June 30, 2024	2,648,661	75,602	51,811	323,862	97,023	278,455	75,426	2,194	3,553,034
Net change in unrealized gains (losses) from investments held at June 30, 2024	(21,135)	469	515	6,013	(793)	(3,155)	3,008	272	(14,806)

(a) Investments were transferred into and out of Level 3 during the six months ended June 30, 2024. Transfers between Levels 2 and 3 were as a result of changes in the observability of significant inputs or available market data for certain portfolio companies.

The following are the carrying values and fair values of the Fund’s senior secured revolving credit facilities and mandatory redeemable preferred shares as of June 30, 2024.

	Carrying Value	Fair Value(b)
	($)	($)
Wells Credit Facility(a)	595,314	595,314
State Street Credit Facility(a)	303,447	303,447
Series A Mandatory Redeemable Preferred Shares	59,725	59,850
Series B Mandatory Redeemable Preferred Shares	89,554	89,775
Series C Mandatory Redeemable Preferred Shares	148,997	147,750
Series D Mandatory Redeemable Preferred Shares	54,623	54,725
Series E Mandatory Redeemable Preferred Shares	64,334	64,025
Series F Mandatory Redeemable Preferred Shares	84,405	85,000
Series G Mandatory Redeemable Preferred Shares	64,442	65,000
Series H Mandatory Redeemable Preferred Shares	98,858	100,000
Series I Mandatory Redeemable Preferred Shares	49,421	50,000
Series J Mandatory Redeemable Preferred Shares	49,421	50,000
	1,662,541	1,664,886

(a)       The Wells Credit Facility and the State Street Credit Facility (each as defined below) carrying values are the same as the principal amounts outstanding.

(b)       The fair value of these debt obligations would be categorized as level 2 under ASC 820-10.

(5) Common Stock

The Fund began continuously offering its shares on January 3, 2017. The Fund, pursuant to an exemptive order granted by the SEC on July 11, 2017, offers multiple classes of shares. As of July 11, 2017, the Fund simultaneously redesignated its issued and outstanding shares as Class A shares and created its Class C, Class I and Class L shares. As of December 4, 2018, the Fund created its Class U and Class W shares. As of March 31, 2020, the Fund created its Class U-2 shares. The maximum sales load imposed on purchases, maximum contingent deferred sales charges, shareholder servicing and/or distribution fees charged will vary depending on each share class.

Common share transactions were as follows:

	For the Six Months
Class A	Ended June 30, 2024
	Shares	Amount ($)
Common shares outstanding — beginning of period	2,731	68,988
Common shares issued	682	17,085
Reinvestment of distributions	23	564
Common shares repurchased	(163)	(4,062)
Common shares outstanding — end of period	3,273	82,575

Semi Annual Report 2024	165

CION Ares Diversified Credit Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2024 (Unaudited)

(in thousands, except per share data, percentages and as otherwise noted)

	For the Six Months
Class C	Ended June 30, 2024
	Shares	Amount ($)
Common shares outstanding — beginning of period	3,200	81,571
Common shares issued	84	2,088
Reinvestment of distributions	57	1,427
Common shares repurchased	(265)	(6,585)
Common shares outstanding — end of period	3,076	78,501

	For the Six Months
Class I	Ended June 30, 2024
	Shares	Amount ($)
Common shares outstanding — beginning of period	96,434	2,441,526
Common shares issued	26,019	658,447
Reinvestment of distributions	944	23,899
Common shares repurchased	(6,138)	(155,128)
Common shares outstanding — end of period	117,259	2,968,744

	For the Six Months
Class L	Ended June 30, 2024
	Shares	Amount ($)
Common shares outstanding — beginning of period	451	11,441
Common shares issued	27	670
Reinvestment of distributions	14	357
Common shares repurchased	(5)	(126)
Common shares outstanding — end of period	487	12,342

	For the Six Months
Class U	Ended June 30, 2024
	Shares	Amount ($)
Common shares outstanding — beginning of period	19,025	475,860
Common shares issued	2,657	66,860
Reinvestment of distributions	629	15,842
Common shares repurchased	(549)	(13,786)
Common shares outstanding — end of period	21,762	544,776

	For the Six Months
Class U-2	Ended June 30, 2024
	Shares	Amount ($)
Common shares outstanding — beginning of period	4,262	107,199
Common shares issued	618	15,512
Reinvestment of distributions	143	3,605
Common shares repurchased	(201)	(5,039)
Common shares outstanding — end of period	4,822	121,277

	For the Six Months
Class W	Ended June 30, 2024
	Shares	Amount ($)
Common shares outstanding — beginning of period	1,356	34,843
Common shares issued	—	—
Reinvestment of distributions	41	1,026
Common shares repurchased	(21)	(536)
Common shares outstanding — end of period	1,376	35,333

Repurchase Program

Beginning in the second quarter of 2017, the Fund began offering, and currently intends to continue offering, the quarterly repurchase of shares in such amount as may be determined by the Board in accordance with the Fund’s fundamental policy to conduct repurchase offers for between 5%-25% of its outstanding shares each quarter.

The following table summarizes the share repurchases completed during the six months ended June 30, 2024:

						% of
				Aggregate		Outstanding
				Consideration		Shares	% of
			Purchase	for	Size of	Offered	Outstanding
	Repurchase	Shares	Price	Repurchased	Repurchase	to be	Shares
Three Months Ended	Date	Repurchased	Per Share	Shares	Offer	Repurchased	Repurchased
December 31, 2023	January 11, 2024	3,104	$25.15	$78,063	6,418	5.00%	2.42%
March 31, 2024	April 11, 2024	4,240	25.28	107,197	7,091	5.00%	2.99%
Total		7,344		$185,260

166	Semi Annual Report 2024

CION Ares Diversified Credit Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2024 (Unaudited)

(in thousands, except per share data, percentages and as otherwise noted)

(6) Debt

In accordance with the Investment Company Act, the Fund is allowed to borrow amounts with respect to senior securities representing indebtedness (such as the senior secured revolving credit facilities), such that its asset coverage, calculated pursuant to the Investment Company Act, is at least 300% after such borrowing.

State Street Credit Facility

The Fund is a party to a senior secured revolving credit facility (as amended, the “State Street Credit Facility”), that allows the Fund to borrow up to $400,000 at any one time outstanding. The State Street Credit Facility’s stated maturity date is August 25, 2024. Under the State Street Credit Facility, the Fund is required to comply with various covenants, reporting requirements and other customary requirements for similar revolving credit facilities, including, without limitation, covenants related to: (a) limitations on the incurrence of additional indebtedness, including additional mandatory redeemable preferred shares, and liens, (b) limitations on certain restricted payments and (c) maintaining a ratio of total assets (less total liabilities other than senior securities representing indebtedness) to senior securities representing indebtedness plus the involuntary liquidation preference of the mandatory redeemable preferred shares of the Fund and its consolidated subsidiaries (subject to certain exceptions) of not less than 2:1. These covenants are subject to important limitations and exceptions that are described in the documents governing the State Street Credit Facility. Amounts available to borrow under the State Street Credit Facility (and the incurrence of certain other permitted debt) are also subject to compliance with a borrowing base that applies different advance rates to different types of assets in the Fund’s portfolio that are pledged as collateral. As of June 30, 2024, the Fund was in compliance with the terms of the State Street Credit Facility. See Note 12 for a subsequent event relating to the State Street Credit Facility.

As of June 30, 2024, there was $303,447 outstanding under the State Street Credit Facility. Since August 25, 2022, the interest rate charged on the State Street Credit Facility is based on an applicable Secured Overnight Financing Rate (“SOFR”) rate plus a credit spread adjustment of 0.10% and an applicable spread of 1.00% (as defined in the documents governing the State Street Credit Facility). The Fund is required to pay a commitment fee of 0.25% per annum on any unused portion of the State Street Credit Facility. See Note 12 for a subsequent event relating to the State Street Credit Facility.

For the six months ended June 30, 2024, the components of interest and unused commitment fee expense, average stated interest rates (i.e., rate in effect plus the spread) and average outstanding balances for the State Street Credit Facility were as follows:

For the Six Months
Ended June 30, 2024
($)
Stated interest expense	9,422
Unused commitment fee	117
Amortization of debt issuance costs	345
Total interest and credit facility fees expense	9,884
Cash paid for interest expense	9,269
Average stated interest rate	6.18%
Average outstanding balance	306,706

Wells Credit Facility

The Fund and one of the Fund’s consolidated subsidiaries, CADEX Credit Financing, LLC (the “Financing Sub 1”), are party to a revolving funding facility (as amended, the “Wells Credit Facility”), that allows the Financing Sub 1 to borrow up to $850,000 at any one time outstanding. The Wells Credit Facility is secured by all of the assets held by, and the membership interest in, the Financing Sub 1. The end of the reinvestment period and the stated maturity date for the Wells Credit Facility are November 16, 2024 and November 16, 2026, respectively.

Amounts available to borrow under the Wells Credit Facility are subject to a borrowing base that applies different advance rates to different types of assets held by the Financing Sub 1. The Financing Sub 1 is also subject to limitations with respect to the loans securing the Wells Credit Facility, including restrictions on loan size, borrower domicile, payment frequency and status, collateral interests, and loans with fixed rates, as well as restrictions on portfolio company leverage, which may also affect the borrowing base and therefore amounts available to borrow. The Fund and the Financing Sub 1 are also required to comply with various covenants, reporting requirements and other customary requirements for similar facilities. These covenants are subject to important limitations and exceptions that are described in the documents governing the Wells Credit Facility. As of June 30, 2024, the Fund and the Financing Sub 1 were in compliance with the terms of the Wells Credit Facility.

As of June 30, 2024, there was $595,314 outstanding under the Wells Credit Facility. Since May 19, 2022, the interest rate charged on the Wells Credit Facility is based on an applicable SOFR rate plus a credit spread adjustment of 0.10% and an applicable spread of 2.00% (as defined in the documents governing the Wells Credit Facility). The Financing Sub 1 is also required to pay a commitment fee of between 0.50% and 1.25% per annum depending on the size of the unused portion of the Wells Credit Facility.

Semi Annual Report 2024	167

CION Ares Diversified Credit Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2024 (Unaudited)

(in thousands, except per share data, percentages and as otherwise noted)

For the six months ended June 30, 2024, the components of interest and unused commitment fee expense, average stated interest rates (i.e., rate in effect plus the spread) and average outstanding balances for the Wells Credit Facility were as follows:

For the Six Months
Ended June 30, 2024
($)
Stated interest expense	20,738
Unused commitment fee	944
Amortization of debt issuance costs	1,034
Total interest and credit facility fees expense	22,716
Cash paid for interest expense	17,090
Average stated interest rate	7.87%
Average outstanding balance	529,860

(7) Mandatory Redeemable Preferred Shares

The Fund has authorized and issued certain mandatory redeemable preferred shares (each issuance of which is referred to herein using the defined term set forth under the “Mandatory Redeemable Preferred Shares” column of the table below and collectively referred to as the “MRP Shares”). Certain key terms related to the features for the MRP Shares as of June 30, 2024 are listed below.

	Shares				Dividend
	Authorized	Gross		Liquidation	Rate per
Mandatory Redeemable Preferred Shares	and Issued	Proceeds	Redemption Date	Preference	annum(1)
Series A MRP Shares	2,400	$60,000	July 30, 2026	$25.00	2.68%
Series B MRP Shares	3,600	90,000	September 30, 2026	25.00	2.68%
Series C MRP Shares	6,000	150,000	September 30, 2028	25.00	3.07%
Series D MRP Shares	2,200	55,000	January 6, 2027	25.00	2.96%
Series E MRP Shares	2,600	65,000	January 6, 2032	25.00	3.48%
Series F MRP Shares	3,400	85,000	June 1, 2026	25.00	7.16%
Series G MRP Shares	2,600	65,000	June 1, 2028	25.00	7.23%
Series H MRP Shares(2)	4,000	100,000	June 7, 2027	25.00	6.25%
Series I MRP Shares(2)	2,000	50,000	June 7, 2029	25.00	6.35%
Series J MRP Shares(2)	2,000	50,000	July 3, 2029	25.00	6.35%
Total Redemption Amount		$770,000

(1) Payable quarterly. The weighted average dividend rate for the MRP Shares is 4.66% per annum.

(2) In connection with the issuance of the Series H MRP Shares, the Series I MRP Shares and the Series J MRP Shares, the Fund entered into interest rate swap agreements to more closely align the interest rate of such liabilities with the Fund’s investment portfolio, which consists of primarily floating rate loans. See Note 9 for more information on the Fund’s interest rate swaps.

168	Semi Annual Report 2024

CION Ares Diversified Credit Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2024 (Unaudited)

(in thousands, except per share data, percentages and as otherwise noted)

The MRP Shares are subject to optional and mandatory redemption in certain circumstances. The MRP Shares will be subject to redemption, at the option of the Fund, in whole or in part at any time only for the purposes of decreasing leverage of the Fund. The Fund may be obligated to redeem certain of the MRP Shares if the Fund fails to maintain an asset coverage ratio, calculated in accordance with the Investment Company Act, greater than or equal to 225%. Holders of the MRP Shares are entitled to receive quarterly cumulative cash dividend payments on the first business day following each quarterly dividend date.

The redemption price per share is equal to the sum of the liquidation preference per share plus any accumulated but unpaid dividends plus, in some cases, an early redemption premium, which may vary based on the date of redemption. The Fund is subject to certain restrictions relating to the MRP Shares such as maintaining certain asset coverage ratio requirements. Failure to comply with these restrictions could preclude the Fund from declaring any dividends to common shareholders and could trigger the mandatory redemption of the MRP Shares. Additionally, in accordance with the Investment Company Act, the Fund may not issue additional MRP Shares if immediately after such issuance the Fund will not have an asset coverage of at least 200%. As of June 30, 2024, the Fund was in compliance with the terms applicable to the MRP Shares.

The Fund’s MRP Shares activity for the six months ended June 30, 2024 was as follows:

	Series A	Series B	Series C	Series D	Series E	Series F	Series G	Series H	Series I	Series J
	MRP	MRP	MRP	MRP	MRP	MRP	MRP	MRP	MRP	MRP
	Shares	Shares	Shares	Shares	Shares	Shares	Shares	Shares	Shares	Shares
Shares outstanding — beginning of period	2,400	3,600	6,000	2,200	2,600	3,400	2,600	—	—	—
Shares issued	—	—	—	—	—	—	—	4,000	2,000	2,000
Shares outstanding — end of period	2,400	3,600	6,000	2,200	2,600	3,400	2,600	4,000	2,000	2,000

The Fund’s MRP Shares balance as of June 30, 2024 were as follows:

	Series A	Series B	Series C	Series D	Series E	Series F	Series G	Series H	Series I	Series J
	MRP	MRP	MRP	MRP	MRP	MRP	MRP	MRP	MRP	MRP
	Shares	Shares	Shares	Shares	Shares	Shares	Shares	Shares	Shares	Shares	Total
	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)
Principal amount	60,000	90,000	150,000	55,000	65,000	85,000	65,000	100,000	50,000	50,000	770,000
Unamortized issuance cost	(275)	(446)	(1,003)	(377)	(666)	(595)	(558)	(1,142)	(579)	(579)	(6,220)
Carrying value	59,725	89,554	148,997	54,623	64,334	84,405	64,442	98,858	49,421	49,421	763,780

Dividends on the MRP Shares are accrued on a daily basis and included in interest and credit facility fee expense on the consolidated statement of operations and in interest and facility fees payable on the consolidated statement of assets and liabilities. The table below summarizes the components of interest expense, the effective dividend rates and cash paid on the Fund’s MRP Shares for the six months ended June 30, 2024:

	Series A	Series B	Series C	Series D	Series E	Series F	Series G	Series H	Series I	Series J
	MRP	MRP	MRP	MRP	MRP	MRP	MRP	MRP	MRP	MRP
	Shares	Shares	Shares	Shares	Shares	Shares	Shares	Shares	Shares	Shares	Total
	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)
Stated dividends	806	1,209	2,308	817	1,134	3,048	2,354	676	344	343	13,039
Amortization of deferred issuance costs	66	99	118	75	44	155	71	43	12	12	695
Total interest expense	872	1,308	2,426	892	1,178	3,203	2,425	719	356	355	13,734
Weighted average stated dividend rate	2.68%	2.68%	3.07%	2.96%	3.48%	7.16%	7.23%	6.25%	6.35%	6.35%	4.66%
Cash paid for dividends	804	1,206	2,302	814	1,132	3,043	2,350	—	—	—	11,651

Semi Annual Report 2024	169

CION Ares Diversified Credit Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2024 (Unaudited)

(in thousands, except per share data, percentages and as otherwise noted)

(8) Investment Transactions

For the six months ended June 30, 2024, the cost of investments purchased and proceeds from the sale of investments, excluding short obligations and derivatives, were as follows:

For the Six Months
Ended June 30, 2024
($)
Cost of investments purchased	(3,291,560)
Proceeds from the sale of investments	2,303,118

(9) Derivative Instruments

The Fund recognizes all of its derivative instruments at fair value as either assets or liabilities in the consolidated statement of assets and liabilities. The changes in the fair value are included in the consolidated statement of operations during the current year. Purchases of derivative contracts and proceeds from the sale of derivative contracts, as disclosed in the consolidated statement of cash flows, are indicative of the volume of derivative activity during the six months ended June 30, 2024. The Fund is exposed to certain risks relating to its ongoing operations; the primary risks managed by using derivative instruments are market risk, credit risk, and foreign exchange risk. Additionally, the Fund holds certain derivative instruments for investment purposes. As of or during the  six months ended June 30, 2024, the Fund held the following instruments meeting the definition of a derivative instrument: foreign currency forward contracts, interest rate swaps, equity options and credit default swaps.

The Fund operates as a “limited derivatives user” for purposes of the derivatives transactions exemption in Rule 18f-4. To qualify as a limited derivatives user, the Fund’s “derivatives exposure” is limited to 10% of its net assets subject to exclusions for certain currency or interest rate hedging transactions (as calculated in accordance with Rule 18f-4). If the Fund ceases to qualify as a “limited derivatives user” as defined in Rule 18f-4, the rule would, among other things, require the Fund to establish a comprehensive derivatives risk management program, to comply with certain value-at-risk based leverage limits, to appoint a derivatives risk manager and to provide additional disclosure both publicly and to the SEC regarding its derivatives positions.

Qualitative Disclosures of Derivative Financial Instruments

The following is a description of the derivatives utilized by the Fund during the reporting period, including the primary underlying risk exposure related to each instrument type.

Foreign Currency Forward Contracts

The Fund enters into foreign currency forward contracts from time to time to help mitigate its foreign currency risk exposure. As of June 30, 2024, the counterparty to the Fund’s foreign currency forward contracts was Goldman Sachs.

Interest Rate Swaps

In connection with the issuance of the Series H MRP Shares, the Series I MRP Shares and the Series J MRP Shares, the Fund entered into interest rate swap agreements to more closely align the interest rates of such liabilities with its investment portfolio, which consists primarily of floating rate loans. Under the interest rate swap agreements, the Fund receives a fixed interest rate and pays a floating interest rate of one-month SOFR plus an applicable spread, as disclosed below. As of June 30, 2024, the counterparty to the Fund’s interest rate swap agreements was Goldman Sachs. See Note 7 for more information on the Series H MRP Shares, the Series I MRP Shares and the Series J MRP Shares.

Equity Options

The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund may enter into options contracts based on an equity index or specific security in order to manage its exposure to changes in market conditions. The risks of entering into equity price risk derivative instruments include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The Fund may purchase or write an option contract to protect against declines in market value on the underlying index or security. A purchased option contract provides the Fund a right, but not an obligation, to buy (call) or sell (put) an equity-related asset at a specified exercise price within a certain period or on a specific date. A written option contract holds the corresponding obligation to sell (call writing) or buy (put writing) the underlying equity-related asset if the purchaser exercises the option contract. The buyer pays the seller an initial purchase price (premium) for this right. Option contracts purchased by the Fund are accounted for in the same manner as marketable portfolio securities. The premium received by the Fund for option contracts written is recorded as a liability. The proceeds from securities sold through the exercise of option contracts are decreased by the premium paid to purchase the option contracts. The Fund may recognize a realized gain or loss when the option contract is closed, exercised or expires. Net realized gains or losses occurring during the holding period of purchased options and written options contracts are included in the “net realized gains or losses on derivative contracts” in the accompanying consolidated statement of operations. Net unrealized gains or losses occurring during the holding period of purchased options and written options contracts are included in the “net unrealized gains or losses on derivative contracts” in the accompanying consolidated statement of operations.

170	Semi Annual Report 2024

CION Ares Diversified Credit Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2024 (Unaudited)

(in thousands, except per share data, percentages and as otherwise noted)

Credit Default Swaps

The Fund enters into credit default swap contracts for investment purposes and to manage its credit risk. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. The Fund may purchase or sell protection. A seller of protection generally receives an upfront payment or periodic payments throughout the term of the swap provided there is no credit event. Such periodic payments received are accrued daily and accounted for as realized gains. If a credit event occurs, as defined under the terms of the swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The buyer of protection generally pays an upfront premium or periodic payments throughout the term of the swap provided there is no credit event. Such periodic payments paid are accrued daily and accounted for as realized losses.

Entering into credit default swaps involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized in the consolidated statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligations to perform or disagree as to the meaning of the contractual terms in the agreements, and that there will be unfavorable changes in net interest rates.

The Fund’s derivative contracts are subject to either International Swaps and Derivatives Association Master Agreements, or futures contracts/OTC addenda which contain certain covenants and other provisions that, if violated, may require the Fund to post collateral on derivatives if the Fund is in a net liability position with its counterparties exceeding certain amounts. As of June 30, 2024, there were no derivative instruments with credit-risk-related contingent features that are in a net liability position after taking into effect permissible offsetting. Additionally, OTC derivative counterparties may immediately terminate these agreements and the related derivative contracts if the Fund fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages or amounts. As of June 30, 2024, the termination values of these derivative contracts were approximately equal to their fair values.

Certain information related to the Fund’s derivative instruments as of June 30, 2024 is presented below.

				Gross Amount	Gross Amount	Balance Sheet
	Notional			of Recognized	of Recognized	Location of Net
Derivative Instrument	Amount		Maturity Date	Assets	Liabilities	Amounts
Foreign currency forward contract	SEK	320,430	July 26, 2024	$30,269	$(30,982)	Accrued expenses and other payables
Foreign currency forward contract		€156,646	July 26, 2024	167,955	(167,803)	Other assets
Foreign currency forward contract		£112,181	July 26, 2024	141,828	(143,770)	Accrued expenses and other payables
Foreign currency forward contract	DKK	58,471	July 26, 2024	8,408	(8,400)	Other assets
Foreign currency forward contract	CAD	25,233	July 18, 2024	18,452	(18,516)	Accrued expenses and other payables
Foreign currency forward contract	NZD	19,321	July 26, 2024	11,768	(12,091)	Accrued expenses and other payables
Foreign currency forward contract	AUD	17,366	July 26, 2024	11,592	(11,895)	Accrued expenses and other payables
Foreign currency forward contract	CAD	16,224	July 26, 2024	11,865	(11,891)	Accrued expenses and other payables
Foreign currency forward contract	AUD	15,108	August 20, 2024	10,093	(10,049)	Other assets
Foreign currency forward contract	PLN	15,023	July 26, 2024	3,731	(3,760)	Accrued expenses and other payables

Semi Annual Report 2024	171

CION Ares Diversified Credit Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2024 (Unaudited)

(in thousands, except per share data, percentages and as otherwise noted)

				Gross Amount	Gross Amount	Balance Sheet
	Notional			of Recognized	of Recognized	Location of Net
Derivative Instrument	Amount		Maturity Date	Assets	Liabilities	Amounts
Foreign currency forward contract	NOK	11,681	July 26, 2024	$1,095	$(1,122)	Accrued expenses and other payables
Foreign currency forward contract		£3,371	August 21, 2026	4,270	(4,369)	Accrued expenses and other payables
Foreign currency forward contract		$193	August 20, 2024	289	(287)	Other assets
Foreign currency forward contract		$29	July 26, 2024	27	(27)	Other assets
				$421,642	$(424,962)

		Notional	Fund
Description	MRP Shares	Amount	Receives	Fund Pays	Maturity Date	Fair Value
Interest rate swap	Series H MRP Shares	$100,000	6.250%	SOFR +1.7420%	June 7, 2027	$363
Interest rate swap	Series I MRP Shares	$50,000	6.350%	SOFR +2.0865%	June 7, 2029	324
Interest rate swap	Series J MRP Shares	$50,000	6.350%	SOFR +2.0895%	July 3, 2029	338
						$1,025

Net realized gains (losses) on derivative instruments recognized by the Fund for the six months ended June 30, 2024 are in the following locations in the consolidated statement of operations:

		For the Six Months
		Ended June 30, 2024
Derivative Instrument	Statement Location	($)
Foreign currency forward contracts	Net realized losses on derivative contracts	(707)
Written options	Net realized losses on derivative contracts	(138)
Credit default swaps	Net realized losses on derivative contracts	(305)
Total		(1,150)

Net unrealized gains (losses) on derivative instruments recognized by the Fund for the six months ended June 30, 2024 are in the following locations in the consolidated statement of operations:

		For the Six Months
		Ended June 30, 2024
Derivative Instrument	Statement Location	($)
Foreign currency forward contracts	Net unrealized gains on derivative contracts	11,636
Interest rate swaps	Net unrealized gains on derivative contracts	1,206
Written options	Net unrealized gains on derivative contracts	44
Credit default swaps	Net unrealized gains on derivative contracts	184
Total		13,070

Offsetting Arrangements

Although the Fund generally presents derivative and other financial instruments on a gross basis in the consolidated statement of assets and liabilities, certain derivative and other financial instruments are subject to enforceable master netting arrangements with certain counterparties which allow for the derivative and other financial instruments to be offset.

172	Semi Annual Report 2024

CION Ares Diversified Credit Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2024 (Unaudited)

(in thousands, except per share data, percentages and as otherwise noted)

The following table presents the rights of offset and related arrangements associated with the Fund’s derivative instruments as of June 30, 2024:

	Gross Amount	Gross Amount	Net Amounts	Gross Amounts Not Offset in Statement of Assets and Liabilities
	of Recognized	Offset in	of Assets		Collateral
	Assets	Assets	(Liabilities)	Financial	(Received)
Description	(Liabilities)	(Liabilities)	Presented	Instrument	Pledged	Net Amount
Assets:
Goldman Sachs:
Foreign currency forward contracts	$186,745	$(186,539)	$206	$—	$—	$206
Interest rate swaps	1,024	—	1,024	—	(1,024)	—
Total	$187,769	$(186,539)	$1,230	$—	$(1,024)	$206
Liabilities:
Goldman Sachs:
Foreign currency forward contracts	$234,870	$(238,396)	$(3,526)	$—	$—	$(3,526)
Credit default swaps	(71)	—	(71)	—	71	—
Total	$234,799	$(238,396)	$(3,597)	$—	$71	$(3,526)

(10) Income Taxes

The Fund intends to distribute all or substantially all of its taxable income to shareholders and to comply with the other requirements of the Code, applicable to RICs. Accordingly, no provision for U.S. federal income taxes is required.

The Fund may elect to incur an excise tax if it is deemed prudent by its Board from a cash management perspective or in the best interest of shareholders due to other facts and circumstances. For the six months ended June 30, 2024, the Fund incurred U.S. federal excise taxes of $3,419.

As of December 31, 2023, which is the end of the Fund’s most recent taxable year, the Fund had no uncertain tax positions that would require financial statement recognition, derecognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

(11) Risk Factors

Short Sales Risk

A short sale is a transaction in which the Fund sells an instrument that it does not own in anticipation that the market price will decline. To deliver the securities to the buyer, the Fund arranges through a broker to borrow the securities and, in so doing, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement. When selling short, the Fund intends to replace the securities at a lower price and therefore profit from the difference between the cost to replace the securities and the proceeds received from the sale of the securities. When the Fund makes a short sale, the proceeds it receives from the sale will be held on behalf of a broker until the Fund replaces the borrowed securities. The Fund may have to pay a premium to borrow the securities and must pay any dividends or interest payable on the securities until they are replaced. The Fund’s obligation to replace the securities borrowed in connection with a short sale will be secured by collateral deposited with the broker that consists of cash and/or liquid securities. Short sales involve certain risks and special considerations. If the Fund incorrectly predicts that the price of the borrowed security will decline, the Fund will have to replace the securities with securities with a greater value than the amount received from the sale. As a result, losses from short sales differ from losses that could be incurred from a purchase of a security because losses from short sales may be theoretically unlimited, whereas losses from purchases can equal only the total amount invested.

Derivatives Risk

The Fund’s use of derivatives involves investment risks and transaction costs to which the Fund would not be subject absent the use of these instruments and, accordingly, may result in losses greater than if they had not been used.

Semi Annual Report 2024	173

CION Ares Diversified Credit Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2024 (Unaudited)

(in thousands, except per share data, percentages and as otherwise noted)

General Risks Associated with Derivatives. Although the Fund does not expect derivatives to represent a significant component of its portfolio initially, the Fund may use derivatives including, in particular, swaps (including, total return swaps), synthetic collateralized loan obligations, reverse repurchase agreements and other similar transactions, in seeking to achieve its investment objective or for other reasons, such as cash management, financing activities or to hedge its positions. Accordingly, derivatives may be used in limited instances as a form of leverage or to seek to enhance returns, including speculation on changes in credit spreads, interest rates or other characteristics of the market, individual securities or groups of securities. If the Fund invests in a derivative, the Fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The use of derivatives may involve substantial leverage. The use of derivatives may subject the Fund to certain risks, including, but not limited to, credit risk, currency risk, leverage risk, liquidity risk, correlation risk, index risk, valuation risk and regulatory risk.

Rule 18f-4 under the 1940 Act permits the Fund to enter into Derivatives Transactions (as defined below) and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the Investment Company Act. Section 18 of the Investment Company Act, among other things, prohibits closed-end funds, including the Fund, from issuing or selling any “senior security” representing indebtedness (unless the fund maintains 300% “asset coverage”) or any senior security representing stock (unless the fund maintains 200% “asset coverage”).

Under Rule 18f-4, “Derivatives Transactions” include the following: (1) any swap, security-based swap (including a contract for differences), futures contract, forward contract, option (excluding purchased options), any combination of the foregoing, or any similar instrument, under which the Fund is or may be required to make any payment or delivery of cash or other assets during the life of the instrument or at maturity or early termination, whether as margin or settlement payment or otherwise; (2) any short sale borrowing; (3) reverse repurchase agreements and similar financing transactions (e.g., recourse and non-recourse tender option bonds, and borrowed bonds), if the Fund elects to treat these transactions as Derivatives Transactions under Rule 18f-4; and (4) when-issued or forward-settling securities (e.g., firm and standby commitments, including to-be-announced commitments, and dollar rolls) and non-standard settlement cycle securities, unless the Fund intends to physically settle the transaction and the transaction will settle within 35 days of its trade date.

The Fund is currently relying on the Limited Derivatives User Exception (as defined below) from certain requirements of Rule 18f-4. Absent the availability of the Limited Derivatives User Exception, the Fund would be required to comply with Rule 18f-4 with respect to its Derivatives Transactions. Rule 18f-4, among other things, requires a fund to adopt and implement a comprehensive written derivatives risk management program (“DRMP”) and comply with a relative or absolute limit on fund leverage risk calculated based on value-at-risk (“VaR”). The DRMP is required to be administered by a “derivatives risk manager,” who is appointed by the fund’s board, including a majority of the directors or trustees who are not “interested persons” of the fund (as defined in the Investment Company Act), and periodically reviews the DRMP and reports to the board.

Rule 18f-4 provides an exception from the DRMP, VaR limit and certain other requirements if the Fund’s “derivatives exposure” is limited to 10% of its net assets (as calculated in accordance with Rule 18f-4) and the Fund adopts and implements written policies and procedures reasonably designed to manage its derivatives risks (the “Limited Derivatives User Exception”).

Options and Futures Risk. The Fund may utilize options and futures contracts and so-called “synthetic” options or other derivatives written by broker-dealers or other permissible financial intermediaries. Options transactions may be effected on securities exchanges or in the over-the-counter (“OTC”) market. When options are purchased OTC, the Fund’s portfolio bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and, in such cases, the Fund may have difficulty closing out its position. OTC options also may include options on baskets of specific securities. The Fund may purchase call and put options on specific securities, and may write and sell covered or uncovered call and put options for hedging purposes in pursuing its investment objective. A put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security at a stated exercise price, typically at any time prior to the expiration of the option. A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security at a stated exercise price, typically at any time prior to the expiration of the option. A covered call option is a call option with respect to which the seller of the option owns the underlying security. The sale of a call option exposes the seller during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or to possible continued holding of a security that might otherwise have been sold to protect against depreciation in the market price of the security. In the sale of a put, losses may be significant and, in the sale of a call, losses can be unlimited.

The Fund may close out a position when writing options by purchasing an option on the same security with the same exercise price and expiration date as the option that it has previously written on the security. In such a case, the Fund will realize a profit or loss if the amount paid to purchase an option is less or more than the amount received from the sale of the option.

174	Semi Annual Report 2024

CION Ares Diversified Credit Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2024 (Unaudited)

(in thousands, except per share data, percentages and as otherwise noted)

Purchasing a futures contract creates an obligation to take delivery of the specific type of financial instrument at a specific future time at a specific price for contracts that require physical delivery, or net payment for cash-settled contracts. Engaging in transactions in futures contracts involves risk of loss to the Fund. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. All terms of futures contracts are set forth in the rules of the exchange on which the futures contracts are traded. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, preventing prompt liquidation of futures positions and potentially subjecting the Fund to substantial losses. Successful use of futures also is subject to the Adviser’s ability to predict correctly the direction of movements in the relevant market, and, to the extent the transaction is entered into for hedging purposes, to determine the appropriate correlation between the transaction being hedged and the price movements of the futures contract.

Swap Agreements Risk. The Fund may enter into swap agreements, including interest rate and index swap agreements, for hedging purposes, as a form of leverage or to seek to obtain a particular desired return at a lower cost to the Fund than if the Fund had invested directly in an instrument yielding the desired return. Swap agreements are often two party contracts entered into primarily by institutional investors for periods ranging from a few days to more than one year. In a typical “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. Some swaps may be subject to central clearing and exchange trading. Whether the Fund’s use of swap agreements will be successful in furthering its investment objective will depend on the Adviser’s ability to correctly predict whether certain types of investments are likely to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, some swap agreements may be considered by the Fund to be illiquid. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a bi-lateral swap agreement counterparty. The Fund may seek to reduce this risk to some extent by entering into a transaction only if the counterparty meets the Adviser’s current credit standards for OTC option counterparties. In the case of a cleared swap, the Fund bears the risk that the clearinghouse may default. Swap agreements also bear the risk that the Fund will not be able to meet its payment obligations to the counterparty. Restrictions imposed by the tax rules applicable to regulated investment companies may limit the Fund’s ability to use swap agreements. It is possible that developments in the swap market, including further government regulation, could adversely affect the Fund’s ability to enter into or terminate swap agreements or to realize amounts to be received under these agreements. Swap transactions may involve substantial leverage.

The Fund may enter into credit default swap agreements and similar agreements, and may also buy credit-linked securities. Credit default swaps are often structured with significant leverage and may be considered speculative. The credit default swap agreement or similar instrument may have as reference obligations one or more securities that are not currently held by the Fund. The protection “buyer” in a credit default contract may be obligated to pay the protection “seller” an upfront payment or a periodic stream of payments over the term of the contract provided generally that no credit event on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. The Fund may be either the buyer or seller in the transaction. If the Fund is a buyer and no credit event occurs, the Fund recovers nothing if the swap is held through its termination date. However, if a credit event occurs, the Fund may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity that may have little or no value. As a seller, the Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap, which typically is between six months and three years, provided that there is no credit event. If a credit event occurs, generally the seller must pay the buyer the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity that may have little or no value.

Swaptions Risk. The Fund, to the extent permitted under applicable law, may enter into “swaptions”, which are options on swap agreements on either an asset-based or liability-based basis. A swaption is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. The Fund may write (sell) and purchase put and call swaptions. Depending on the terms of the particular option agreement, the Fund generally will incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When the Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. When the Fund writes a swaption, upon exercise of the option, the Fund will become obligated according to the terms of the underlying agreement.

Semi Annual Report 2024	175

CION Ares Diversified Credit Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2024 (Unaudited)

(in thousands, except per share data, percentages and as otherwise noted)

Credit-Linked Securities Risk. Among the income producing securities in which the Fund may invest are credit- linked securities, which generally are issued by a limited purpose trust or other vehicle that, in turn, invests in a derivative instrument or basket of derivative instruments, such as credit default swaps, interest rate swaps and other securities, in order to provide exposure to certain fixed income markets. For instance, the Fund may invest in credit-linked securities as a cash management tool in order to gain exposure to a certain market and/or to remain fully invested when more traditional income producing securities are not available.

Like an investment in a bond, investments in credit-linked securities generally represent the right to receive periodic income payments (in the form of dividends) and payment of principal at the end of the term of the security. However, these payments are conditioned on the issuer’s receipt of payments from, and the issuer’s potential obligations to, the counterparties to the derivative instruments and other securities in which the issuer invests. For instance, the issuer may sell one or more credit default swaps, under which the issuer would receive a stream of payments over the term of the swap agreements provided that no event of default has occurred with respect to the referenced debt obligation upon which the swap is based. If a default occurs, the stream of payments may stop and the issuer would be obligated to pay the counterparty the par (or other agreed upon value) of the referenced debt obligation. This, in turn, would reduce the amount of income and principal that the Fund would receive as an investor in the issuer. The Fund’s investments in these instruments are indirectly subject to the risks associated with derivatives, including, among others, credit risk and leverage risk. There may be no established trading market for these securities and they may constitute illiquid investments.

Repurchase Agreements and Reverse Repurchase Agreements Risk

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that at all times the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by the Fund upon acquisition is accrued as interest and included in its net investment income.

Repurchase agreements involving obligations other than U.S. Government securities (such as commercial paper and corporate bonds) may be subject to special risks and may not have the benefit of certain protections in the event of the counterparty’s insolvency. In the event of the bankruptcy or other default of a seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying securities and losses, including (i) possible decline in the value of the underlying security during the period in which the Fund seeks to enforce its rights thereto; (ii) possible lack of access to income on the underlying security during this period; and (iii) expenses of enforcing its rights.

Reverse repurchase agreements involve the risk that the buyer of the securities sold by the Fund might be unable to deliver them when the Fund seeks to repurchase. In the event that the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the buyer, trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision. If the Fund enters in reverse repurchase agreements and similar financing transactions in reliance on the exemption in Rule 18f-4(d), the Fund may treat such transactions as “derivatives transactions” and comply with Rule 18f-4 with respect to such transactions.

Senior Loans Risk

Although senior loans (“Senior Loans”) are senior and typically secured in a first lien (including “unitranche” loans, which are loans that combine both senior and subordinated debt, generally in a first lien position) or second lien position in contrast to other below investment grade fixed income instruments, which are often subordinated or unsecured, the risks associated with such Senior Loans are generally similar to the risks of other below investment grade fixed income instruments. Investments in below investment grade Senior Loans are considered speculative because of the credit risk of the issuers of debt instruments (each, a “Borrower”). Such Borrowers are more likely than investment grade Borrowers to default on their payments of interest and principal owed to the Fund, and such defaults could reduce the net asset value of the Fund and income distributions. An economic downturn would generally lead to a higher non-payment rate, and a Senior Loan may lose significant market value before a default occurs. Moreover, any specific collateral used to secure a Senior Loan may decline in value or become illiquid, which could adversely affect the Senior Loan’s value.

176	Semi Annual Report 2024

CION Ares Diversified Credit Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2024 (Unaudited)

(in thousands, except per share data, percentages and as otherwise noted)

Senior Loans are subject to the risk of non-payment of scheduled interest or principal. Such non-payment would result in a reduction of income to the Fund, a reduction in the value of the investment and a potential decrease in the net asset value of the Fund. There can be no assurance that the liquidation of any collateral securing a Senior Loan would satisfy the Borrower’s obligation in the event of nonpayment of scheduled interest or principal payments, whether when due or upon acceleration, or that the collateral could be liquidated, readily or otherwise. In the event of bankruptcy or insolvency of a Borrower, the Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral, if any, securing a Senior Loan. The collateral securing a Senior Loan, if any, may lose all or substantially all of its value in the event of the bankruptcy or insolvency of a Borrower. Some Senior Loans are subject to the risk that a court, pursuant to fraudulent conveyance or other similar laws, could subordinate such Senior Loans to presently existing or future indebtedness of the Borrower or take other action detrimental to the holders of Senior Loans including, in certain circumstances, invalidating such Senior Loans or causing interest previously paid to be refunded to the Borrower. Additionally, a Senior Loan may be “primed” in bankruptcy, which reduces the ability of the holders of the Senior Loan to recover on the collateral.

There may be less readily available information about most Senior Loans and the Borrowers thereunder than is the case for many other types of securities, including securities issued in transactions registered under the Securities Act of 1933, as amended (the “Securities Act”), or the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and Borrowers subject to the periodic reporting requirements of Section 13 of the Exchange Act. Senior Loans may be issued by companies that are not subject to SEC reporting requirements and these companies, therefore, do not file reports with the SEC that must comply with SEC form requirements and, in addition, are subject to a less stringent liability disclosure regime than companies subject to SEC reporting requirements. As a result, the Adviser will rely primarily on its own evaluation of a Borrower’s credit quality rather than on any available independent sources. Consequently, the Fund will be particularly dependent on the analytical abilities of the Adviser. In certain circumstances, Senior Loans may not be deemed to be securities under certain federal securities laws, other than the Investment Company Act. Therefore, in the event of fraud or misrepresentation by a Borrower or an arranger, the Fund may not have the protection of the anti-fraud provisions of the federal securities laws as would otherwise be available for bonds or stocks. Instead, in such cases, parties generally would rely on the contractual provisions in the Senior Loan agreement itself and common law fraud protections under applicable state law.

The secondary trading market for Senior Loans may be less liquid than the secondary trading market for registered investment grade debt securities. No active trading market may exist for certain Senior Loans, which may make it difficult to value them. Illiquidity and adverse market conditions may mean that the Fund may not be able to sell Senior Loans quickly or at a fair price. To the extent that a secondary market does exist for certain Senior Loans, the market for them may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods.

Senior Loans are subject to legislative risk. If legislation or state or federal regulations impose additional requirements or restrictions on the ability of financial institutions to make loans, the availability of Senior Loans for investment by the Fund may be adversely affected. In addition, such requirements or restrictions could reduce or eliminate sources of financing for certain Borrowers. This would increase the risk of default. If legislation or federal or state regulations require financial institutions to increase their capital requirements this may cause financial institutions to dispose of Senior Loans that are considered highly levered transactions. If the Fund attempts to sell a Senior Loan at a time when a financial institution is engaging in such a sale, the price the Fund could receive for the Senior Loan may be adversely affected.

Subordinated Loans Risk

Although the Fund does not expect Subordinated Loans to be a significant component of its portfolio, it may invest in such instruments from time to time. Subordinated loans generally are subject to similar risks as those associated with investments in Senior Loans, except that such loans are subordinated in payment and/or lower in lien priority to first lien holders. In the event of default on a Subordinated Loan, the first priority lien holder has first claim to the underlying collateral of the loan to the extent such claim is secured. Additionally, an over secured creditor may be entitled to additional interest and other charges in bankruptcy increasing the amount of their allowed claim. Subordinated Loans are subject to the additional risk that the cash flow of the Borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior obligations of the Borrower. This risk is generally higher for subordinated unsecured loans or debt, which are not backed by a security interest in any specific collateral. Subordinated Loans generally have greater price volatility than Senior Loans and may be less liquid.

Semi Annual Report 2024	177

CION Ares Diversified Credit Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2024 (Unaudited)

(in thousands, except per share data, percentages and as otherwise noted)

Corporate Bonds Risk

The market value of a corporate bond generally may be expected to rise and fall inversely with interest rates. The market value of intermediate- and longer-term corporate bonds is generally more sensitive to changes in interest rates than is the market value of shorter-term corporate bonds. The market value of a corporate bond also may be affected by factors directly related to the Borrower, such as investors’ perceptions of the creditworthiness of the Borrower, the Borrower’s financial performance, perceptions of the Borrower in the marketplace, performance of management of the Borrower, the Borrower’s capital structure and use of financial leverage and demand for the Borrower’s goods and services. There is a risk that the Borrowers of corporate bonds may not be able to meet their obligations on interest or principal payments at the time called for by an instrument. High yield corporate bonds are often high risk and have speculative characteristics. High yield corporate bonds may be particularly susceptible to adverse Borrower-specific developments.

CLO Securities Risk

CLOs issue securities in tranches with different payment characteristics and different credit ratings. The rated tranches of securities issued by CLOs (“CLO Securities”) are generally assigned credit ratings by one or more nationally recognized statistical rating organizations. The subordinated (or residual) tranches are the most junior tranches and do not receive ratings. Below investment grade tranches of CLO Securities typically experience a lower recovery, greater risk of loss or deferral or non-payment of interest than more senior tranches of the CLO.

The riskiest portion of the capital structure of a CLO is the subordinated (or residual) tranche, which bears the bulk of defaults from the loans in the CLO and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CLO typically has higher ratings and lower yields than the underlying securities, and can be rated investment grade. Despite the protection from the subordinated tranche, CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults and aversion to CLO Securities as a class. The risks of an investment in a CLO depend largely on the collateral and the tranche of the CLO in which the Fund invests.

The CLOs in which the Fund invests may have issued and sold debt tranches that will rank senior to the tranches in which the Fund invests. By their terms, such more senior tranches may entitle the holders to receive payment of interest or principal on or before the dates on which the Fund is entitled to receive payments with respect to the tranches in which the Fund invests.

Also, in the event of insolvency, liquidation, dissolution, reorganization or bankruptcy of a CLO, holders of more senior tranches would typically be entitled to receive payment in full before the Fund receives any distribution. After repaying such senior creditors, such CLO may not have any remaining assets to use for repaying its obligation to the Fund. In the case of tranches ranking equally with the tranches in which the Fund invests, the Fund would have to share on an equal basis any distributions with other creditors holding such securities in the event of an insolvency, liquidation, dissolution, reorganization or bankruptcy of the relevant CLO. Therefore, the Fund may not receive back the full amount of its investment in a CLO.

The transaction documents relating to the issuance of CLO Securities may impose eligibility criteria on the assets of the CLO, restrict the ability of the CLO’s investment manager to trade investments and impose certain portfolio-wide asset quality requirements. These criteria, restrictions and requirements may limit the ability of the CLO’s investment manager to maximize returns on the CLO Securities. In addition, other parties involved in CLOs, such as third-party credit enhancers and investors in the rated tranches, may impose requirements that have an adverse effect on the returns of the various tranches of CLO Securities. Furthermore, CLO Securities issuance transaction documents generally contain provisions that, in the event that certain tests are not met (generally interest coverage and over-collateralization tests at varying levels in the capital structure), proceeds that would otherwise be distributed to holders of a junior tranche must be diverted to pay down the senior tranches until such tests are satisfied. Failure (or increased likelihood of failure) of a CLO to make timely payments on a particular tranche will have an adverse effect on the liquidity and market value of such tranche.

Payments to holders of CLO Securities may be subject to deferral. If cash flows generated by the underlying assets are insufficient to make all current and, if applicable, deferred payments on CLO Securities, no other assets will be available for payment of the deficiency and, following realization of the underlying assets, the obligations of the Borrower of the related CLO Securities to pay such deficiency will be extinguished.

178	Semi Annual Report 2024

CION Ares Diversified Credit Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2024 (Unaudited)

(in thousands, except per share data, percentages and as otherwise noted)

The market value of CLO Securities may be affected by, among other things, changes in the market value of the underlying assets held by the CLO, changes in the distributions on the underlying assets, defaults and recoveries on the underlying assets, capital gains and losses on the underlying assets, prepayments on underlying assets and the availability, prices and interest rate of underlying assets. Furthermore, the leveraged nature of each subordinated class may magnify the adverse impact on such class of changes in the value of the assets, changes in the distributions on the assets, defaults and recoveries on the assets, capital gains and losses on the assets, prepayment on assets and availability, price and interest rates of assets. Finally, CLO Securities are limited recourse and may not be paid in full and may be subject to up to 100% loss.

Asset-Backed Securities Risk

Asset-backed securities often involve risks that are different from or more acute than risks associated with other types of debt instruments. For instance, asset-backed securities may be particularly sensitive to changes in prevailing interest rates. In addition, the underlying assets are subject to prepayments that shorten the securities’ weighted average maturity and may lower their return. Asset-backed securities are also subject to risks associated with their structure and the nature of the assets underlying the security and the servicing of those assets. Payment of interest and repayment of principal on asset-backed securities is largely dependent upon the cash flows generated by the assets backing the securities and, in certain cases, supported by letters of credit, surety bonds or other credit enhancements. The values of asset-backed securities may be substantially dependent on the servicing of the underlying asset pools, and are therefore subject to risks associated with the negligence by, or defalcation of, their servicers. Furthermore, debtors may be entitled to the protection of a number of state and federal consumer credit laws with respect to the assets underlying these securities, which may give the debtor the right to avoid or reduce payment. In addition, due to their often complicated structures, various asset-backed securities may be difficult to value and may constitute illiquid investments. The liquidity of asset-backed securities (particularly below investment grade asset-backed securities) may change over time. During periods of deteriorating economic conditions, such as recessions, or periods of rising unemployment, delinquencies and losses generally increase, sometimes dramatically, with respect to securitizations involving loans, sales contracts, receivables and other obligations underlying asset-backed securities. If many Borrowers on the underlying loans default, losses could exceed the credit enhancement level and result in losses to investors in asset-backed securities.

“Covenant-Lite” Loans Risk

Some of the loans in which the Fund may invest directly or indirectly through its investments in collateralized debt obligations, CLOs or other types of structured securities may be “covenant-lite” loans, which means the loans contain fewer maintenance covenants than other loans (in some cases, none) and do not include terms which allow the lender to monitor the performance of the borrower and declare a default if certain criteria are breached. An investment by the Fund in a covenant-lite loan may potentially hinder the ability to reprice credit risk associated with the issuer and reduce the ability to restructure a problematic loan and mitigate potential loss. The Fund may also experience delays in enforcing its rights on its holdings of covenant-lite loans. As a result of these risks, the Fund’s exposure to losses may be increased, which could result in an adverse impact on the Fund’s net income and net asset value.

Investment and Market Risk

An investment in the common shares of the Fund is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in the common shares of the Fund represents an indirect investment in the portfolio of Senior Loans, Corporate Bonds, CLO Securities and other securities and loans owned by the Fund, and the value of these securities and loans may fluctuate, sometimes rapidly and unpredictably. For instance, during periods of global economic downturn, the secondary markets for Senior Loans and investments with similar economic characteristics (such as second lien loans and unsecured loans) and Corporate Bonds may experience sudden and sharp price swings, which can be exacerbated by large or sustained sales by major investors in these markets, a high-profile default by a major Borrower, movements in indices tied to these markets or related securities or investments, or a change in the market’s perception of Senior Loans and investments with similar economic characteristics (such as second lien loans and unsecured loans) and Corporate Bonds. At any point in time, an investment in the common shares of the Fund may be worth less than the original amount invested, even after taking into account distributions paid by the Fund, if any, and the ability of common shareholders to reinvest dividends. The Fund intends to continue to utilize leverage, which will magnify the Fund’s risks and, in turn, the risks to the common shareholders.

Market Disruption and Geopolitical Risk

U.S. and global markets recently have experienced increased volatility, which could be harmful to the Fund and issuers in which it invests. Such volatility may result in, amongst other things, write-offs, the re-pricing of credit risk or worsening general economic conditions, any of which could materially and adversely impact the broader financial and credit markets and reduce the availability of debt and equity capital for the market as a whole and financial services firms in particular. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking industry or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Fund and issuers in which it invests.

Semi Annual Report 2024	179

CION Ares Diversified Credit Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2024 (Unaudited)

(in thousands, except per share data, percentages and as otherwise noted)

Various social and political circumstances in the U.S. and around the world (including wars and other forms of conflict, terrorist acts, security operations and catastrophic events such as fires, floods, earthquakes, tornadoes, hurricanes and global health epidemics or outbreaks of infectious diseases), may also contribute to increased market volatility and economic uncertainties or deterioration in the U.S. and worldwide. Such events, including trade tensions between the United States and China, other uncertainties regarding actual and potential shifts in U.S. and foreign, trade, economic and other policies with other countries, the Russia-Ukraine war and more recently the Israel-Hamas war and health epidemics and pandemics, could adversely affect our business, financial condition or results of operations. These market and economic disruptions could negatively impact the operating results of our portfolio companies.

Interest Rate Risk

The market value of Corporate Bonds and other fixed-income securities changes in response to interest rate changes and other factors. In an effort to combat inflation, the U.S. Federal Reserve (the “Federal Reserve”) increased the federal funds rate in 2023. Although the Federal Reserve left its benchmark rates steady in the fourth quarter of 2023, it has indicated that additional rate increases in the future may be necessary to mitigate inflationary pressures and there can be no assurance that the Federal Reserve will not make upwards adjustments to the federal funds rate in the future. However, there are reports that the Federal Reserve may begin to cut the benchmark rates in 2024. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as rates rise. Accordingly, an increase in market interest rates may cause a decrease in the price of a debt security and, therefore, a decline in the net asset value of the Fund’s common shares. The magnitude of these fluctuations in the market price of bonds and other fixed-income securities is generally greater for those securities with longer maturities. Because Senior Loans with floating or variable rates reset their interest rates only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the net asset value of the Fund’s common shares. In addition, Senior Loans or similar loans or securities may allow the Borrower to opt between SOFR-based interest rates and interest rates based on bank prime rates, which may have an effect on the net asset value of the Fund’s common shares.

If general interest rates rise, as they have in recent years, there is a risk that the portfolio companies in which the Fund holds floating rate securities will be unable to pay escalating interest amounts, which could result in a default under their loan documents. Rising interest rates could also cause portfolio companies to shift cash from other productive uses to the payment of interest, which may have a material adverse effect on their business and operations and could, over time, lead to increased defaults. In addition, rising interest rates may increase pressure on the Fund to provide fixed rate loans to the Fund’s portfolio companies, which could adversely affect the Fund’s net investment income, as increases in the cost of borrowed funds would not be accompanied by increased interest income from such fixed-rate investments.

Liquidity Risk

The Fund may not be able to readily dispose of illiquid securities or loans at prices that approximate those at which the Fund could sell the securities or loans if they were more widely traded and, as a result of that illiquidity, the Fund may have to sell other investments or engage in borrowing transactions if necessary to raise cash to meet its obligations. Limited liquidity can also affect the market price of securities, thereby adversely affecting the net asset value of the common shares and ability to make dividend distributions. The Fund’s investments may not be readily marketable and may be subject to restrictions on resale. Generally, the Fund’s investments are not listed on any national securities exchange and no active trading market may exist. When a secondary market exists, the market may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Further, the lack of an established secondary market for illiquid securities may make it more difficult to value such securities, which may negatively affect the price the Fund would receive upon disposition of such securities.

Duration and Maturity Risk

The Fund has no fixed policy regarding portfolio maturity or duration. Holding long duration and long maturity investments will expose the Fund to certain additional risks.

When interest rates rise, certain obligations will be paid off by the Borrower more slowly than anticipated, causing the value of these obligations to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, such as in recent years, securities may exhibit additional volatility and may lose value.

180	Semi Annual Report 2024

CION Ares Diversified Credit Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2024 (Unaudited)

(in thousands, except per share data, percentages and as otherwise noted)

When interest rates fall, certain obligations will be paid off by the Borrower more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as Borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the Adviser will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment reduces the yield to maturity and the average life of the security.

Special Situations and Stressed Investments Risk

Although investments in debt and equity securities and other obligations of companies that may be involved in significant financial or business distress, including companies involved in, or that have recently completed, bankruptcy or other reorganization and liquidation proceedings (“Stressed Issuers”) (such investments, “Special Situation Investments”) may result in significant returns for the Fund, they are speculative and involve a substantial degree of risk. The level of analytical sophistication, both financial and legal, necessary for successful investment in distressed assets is unusually high. Therefore, the Fund will be particularly dependent on the analytical abilities of the Adviser. In any reorganization or liquidation proceeding relating to a company in which the Fund invests, the Fund may lose its entire investment, may be required to accept cash or securities with a value less than the Fund’s original investment and/or may be required to accept payment over an extended period of time. Among the risks inherent in investments in a troubled company is that it may be difficult to obtain information as to the true financial condition of such company. Troubled company investments and other distressed asset- based investments require active monitoring.

The Fund may make investments in Stressed Issuers when the Adviser believes it is reasonably likely that the Stressed Issuer will make an exchange offer or will be the subject to a plan of reorganization pursuant to which the Fund will receive new securities in return for a Special Situation Investment. There can be no assurance, however, that such an exchange offer will be made or that such a plan of reorganization will be adopted. In addition, a significant period of time may pass between the time at which the Fund makes its investment in the Special Situation Investment and the time that any such exchange offer or plan of reorganization is completed, if at all. During this period, it is unlikely that the Fund would receive any interest payments on the Special Situation Investment, the Fund would be subject to significant uncertainty whether the exchange offer or plan of reorganization will be completed and the Fund may be required to bear certain extraordinary expenses to protect and recover its investment. Therefore, to the extent the Fund seeks capital appreciation through investment in Special Situation Investments, the Fund’s ability to achieve current income for its shareholders may be diminished. The Fund also will be subject to significant uncertainty as to when, in what manner and for what value the obligations evidenced by Special Situation Investments will eventually be satisfied (e.g., through a liquidation of the obligor’s assets, an exchange offer or plan of reorganization involving the Special Situation Investments or a payment of some amount in satisfaction of the obligation). Even if an exchange offer is made or plan of reorganization is adopted with respect to Special Situation Investments held by the Fund, there can be no assurance that the securities or other assets received by the Fund in connection with such exchange offer or plan of reorganization will not have a lower value or income potential than may have been anticipated when the investment was made or even no value. Moreover, any securities received by the Fund upon completion of an exchange offer or plan of reorganization may be restricted as to resale. Similarly, if the Fund participates in negotiations with respect to any exchange offer or plan of reorganization with respect to an issuer of Special Situation Investments, the Fund may be restricted from disposing of such securities. To the extent that the Fund becomes involved in such proceedings, the Fund may have a more active participation in the affairs of the issuer than that assumed generally by an investor.

To the extent that the Fund holds interests in a Stressed Issuer that are different (or more senior or junior) than those held by other funds and/or accounts managed by the Adviser or its affiliates (“Other Accounts”), the Adviser is likely to be presented with decisions involving circumstances where the interests of such Other Accounts may be in conflict with the Fund’s interests. Furthermore, it is possible that the Fund’s interest may be subordinated or otherwise adversely affected by virtue of such Other Accounts’ involvement and actions relating to their investment. In addition, when the Fund and Other Accounts hold investments in the same Stressed Issuer (including in the same level of the capital structure), the Fund may be prohibited by applicable law from participating in restructurings, work-outs, renegotiations or other activities related to its investment in the Stressed Issuer absent an exemption due to the fact that Other Accounts hold investments in the same Stressed Issuer. As a result, the Fund may not be permitted by law to make the same investment decisions as Other Accounts in the same or similar situations even if the Adviser believes it would be in the Fund’s best economic interests to do so. Also, the Fund may be prohibited by applicable law from investing in a Stressed Issuer (or an affiliate) that Other Accounts are also investing in or currently invest in even if the Adviser believes it would be in the best economic interests of the Fund to do so. Furthermore, entering into certain transactions that are not deemed prohibited by law when made may potentially lead to a condition that raises regulatory or legal concerns in the future. This may be the case, for example, with Stressed Issuers who are near default and more likely to enter into restructuring or work-out transactions with their existing debt holders, which may include the Fund and its affiliates. In some cases, to avoid the potential of future prohibited transactions, the Adviser may avoid recommending allocating an investment opportunity to the Fund that it would otherwise recommend, subject to the Adviser’s then-current allocation policy and any applicable exemptions.

Semi Annual Report 2024	181

CION Ares Diversified Credit Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2024 (Unaudited)

(in thousands, except per share data, percentages and as otherwise noted)

The Fund may also invest in companies in expectation of a specific event or catalyst, which may be external (e.g., a macroeconomic event impacting relevant markets) or an event that is specific to the company (e.g., a Chapter 11 filing). Such event-driven investing requires the Fund to make judgments concerning (i) the likelihood that an event will occur; and (ii) the impact such event will have on the value of the Fund’s investment in the relevant company. If the event fails to occur or it does not have the effect foreseen, significant losses can result.

Below Investment Grade Rating Risk

Debt instruments that are rated below investment grade are often referred to as “high yield” securities or “junk bonds.” Below investment grade instruments are rated “Ba1” or lower by Moody’s, “BB+” or lower by S&P or “BB+” or lower by Fitch or, if unrated, are judged by the Adviser to be of comparable credit quality. While generally providing greater income and opportunity for gain, below investment grade debt instruments may be subject to greater risks than securities or instruments that have higher credit ratings, including a higher risk of default. The credit rating of an instrument that is rated below investment grade does not necessarily address its market value risk, and ratings may from time to time change, positively or negatively, to reflect developments regarding the Borrower’s financial condition. Below investment grade instruments often are considered to be speculative with respect to the capacity of the Borrower to timely repay principal and pay interest or dividends in accordance with the terms of the obligation and may have more credit risk than higher rated securities. Lower grade securities and similar debt instruments may be particularly susceptible to economic downturns. It is likely that a prolonged or deepening economic recession could adversely affect the ability of some Borrowers issuing such debt instruments to repay principal and pay interest on the instrument, increase the incidence of default and severely disrupt the market value of the securities and similar debt instruments.

The secondary market for below investment grade instruments may be less liquid than that for higher rated instruments. Because unrated securities may not have an active trading market or may be difficult to value, the Fund might have difficulty selling them promptly at an acceptable price. To the extent that the Fund invests in unrated securities, the Fund’s ability to achieve its investment objective will be more dependent on the Adviser’s credit analysis than would be the case when the Fund invests in rated securities.

Under normal market conditions, the Fund will invest in debt instruments rated in the lower rating categories (“Caa1” or lower by Moody’s, “CCC+” or lower by S&P or “CCC+” or lower by Fitch) or unrated and of comparable quality. For these securities, the risks associated with below investment grade instruments are more pronounced. The Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings. In any reorganization or liquidation proceeding relating to an investment, the Fund may lose its entire investment or may be required to accept cash or securities with a value substantially less than its original investment.

European Risk

The Fund may invest a portion of its capital in debt securities issued by issuers domiciled in Europe, including issuers domiciled in the United Kingdom (the “UK”). Concerns regarding the sovereign debt of various Eurozone countries and proposals for investors to incur substantial write-downs and reductions in the face value of the sovereign debt of certain countries give rise to concerns about sovereign defaults, the possibility that one or more countries might leave the European Union (the “EU”) or the Eurozone and various proposals (still under consideration and unclear in material respects) for support of affected countries and the Euro as a currency. The outcome of any such situation cannot be predicted. Sovereign debt defaults and EU and/or Eurozone exits could have material adverse effects on investments by the Fund in securities of European companies, including but not limited to the availability of credit to support such companies’ financing needs, uncertainty and disruption in relation to financing, customer and supply contracts denominated in Euro and wider economic disruption in markets served by those companies, while austerity and other measures that have been introduced in order to limit or contain these issues may themselves lead to economic contraction and resulting adverse effects for the Fund. A number of the Fund’s securities may be denominated in the Euro. Legal uncertainty about the funding of Euro denominated obligations following any breakup or exits from the Eurozone (particularly in the case of investments in securities of companies in affected countries) could also have material adverse effects on the Fund. In connection with investments in non-U.S. issuers, the Fund may engage in foreign currency exchange transactions but is not required to hedge its currency exposure. As such, the Fund may make investments that are denominated in British pound sterling or Euros. The Fund’s assets are valued in U.S. dollars and the depreciation of the British pound sterling and/or the Euro in relation to the U.S. dollar could adversely affect the Fund’s investments denominated in British pound sterling or Euros that are not fully hedged regardless of the performance of the underlying issuer. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be, significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors and may affect the value and liquidity of certain of the Fund’s investments.

182	Semi Annual Report 2024

CION Ares Diversified Credit Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2024 (Unaudited)

(in thousands, except per share data, percentages and as otherwise noted)

Litigation Risk

The Fund as well as the Adviser, the Sub-Adviser and its affiliates participate in a highly regulated industry and are each subject to regulatory examinations in the ordinary course of business. There can be no assurance that the Fund, its executive officers, trustees, and the Adviser, the Sub-Adviser, their affiliates and/or any of their respective principals and employees will avoid regulatory investigation and possible enforcement actions stemming therefrom. The Adviser and the Sub-Adviser are each registered investment advisers and, as such, subject to the provisions of the Advisers Act. The Fund the Adviser and the Sub-Adviser may each be, from time to time, subject to formal and informal examinations, investigations, inquiries, audits and reviews from numerous regulatory authorities both in response to issues and questions raised in such examinations or investigations and in connection with the changing priorities of the applicable regulatory authorities across the market in general.

The Fund, its executive officers, trustees, and the Adviser, the Sub-Adviser and their affiliates and/or any of their respective principals and employees could also be named as defendants in, or otherwise become involved in, litigation. Litigation and regulatory actions can be time-consuming and expensive and can lead to unexpected losses, which expenses and losses are often subject to indemnification by us. Legal proceedings could continue without resolution for long periods of time and their outcomes, which could materially and adversely affect the value of us or the ability of the Adviser or the Sub-Adviser to manage the Fund, are often impossible to anticipate. The Adviser or the Sub-Adviser would likely be required to expend significant resources responding to any litigation or regulatory action related to it, and these actions could be a distraction to the activities of the Adviser or the Sub-Adviser, as applicable.

The Fund’s investment activities are subject to the normal risks of becoming involved in litigation by third parties. The expense of defending against claims by third parties and paying any amounts pursuant to settlements or judgments would, absent willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved by the Adviser, Sub- Adviser, administrator, or any of our officers, be borne by the Fund and would reduce the Fund’s net assets. The Adviser, the Sub-Adviser and others are indemnified by the Fund in connection with such litigation, subject to certain conditions.

(12) Subsequent Events

The Adviser has evaluated subsequent events through the date of issuance of the consolidated financial statements included herein. There have been no subsequent events that occurred during such period that would require disclosure or would be required to be recognized in the consolidated financial statements as of and for the six months ended June 30, 2024, except as discussed below:

On July 31, 2024, the Fund and the Fund’s consolidated subsidiary, CADEX Liquid Financing LLC (“Financing Sub 2”) entered into the Revolving Credit and Security Agreement (the “BNP Credit Facility”) with Financing Sub 2, as the borrower, and BNP Paribas, as the administrative agent and lender, that allows Financing Sub 2 to borrow up to $400,000 at any one time outstanding. The BNP Credit Facility is secured by all of the assets held by Financing Sub 2, including certain loans (the “Loans”) to be contributed by the Fund to Financing Sub 2 from time to time. Under the terms of the BNP Credit Facility, the Fund and Financing Sub 2, as applicable, have made representations and warranties regarding the Loans, as well as their businesses, and are required to comply with various covenants, servicing procedures, limitations on disposition of Loans, reporting requirements and other customary requirements for similar revolving funding facilities. The BNP Credit Facility includes usual and customary events of default for revolving funding facilities of this nature. The end of the reinvestment period and the stated maturity date for the BNP Credit Facility are July 31, 2027 and July 31, 2028, respectively. The interest rate charged on the BNP Credit Facility is based on an applicable SOFR (as defined in the documents governing the BNP Credit Facility) plus a margin of (i) 1.60% during the reinvestment period and (ii) 2.60% following the reinvestment period. In addition, Financing Sub 2 is required to pay a commitment fee of between 0.35% and 0.70% depending on the size of the unused portion of the BNP Credit Facility.

Semi Annual Report 2024	183

CION Ares Diversified Credit Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2024 (Unaudited)

(in thousands, except per share data, percentages and as otherwise noted)

On July 31, 2024, the Fund entered into an agreement to amend the State Street Credit Facility. The amendment, among other things, (a) reduced the total commitment under the State Street Credit Facility from $400,000 to $300,000, (b) extended the stated maturity date from August 25, 2024 to July 31, 2026 and (c) adjusted the interest rate charged on the State Street Credit Facility from an applicable SOFR plus a credit spread adjustment of 0.10% (as defined in the documents governing the State Street Credit Facility) plus an applicable spread of 1.00% to an applicable SOFR plus an applicable spread of 1.25%.

The following common share distributions were declared for July and August 2024.

	Class A	Class C	Class I	Class L	Class U	Class U-2	Class W
July 2024
Record Date	Daily	Daily	Daily	Daily	Daily	Daily	Daily
Payable Date	July 31, 2024	July 31, 2024	July 31, 2024	July 31, 2024	July 31, 2024	July 31, 2024	July 31, 2024
Monthly Per Share Amount	$0.19039890	$0.17334580	$0.19773970	$0.18574580	$0.18073930	$0.18054400	$0.18715320
August 2024
Record Date	Daily	Daily	Daily	Daily	Daily	Daily	Daily
Payable Date	August 31, 2024	August 31, 2024	August 31, 2024	August 31, 2024	August 31, 2024	August 31, 2024	August 31, 2024
Monthly Per Share Amount	$0.19039890	$0.17334580	$0.19773970	$0.18574580	$0.18073930	$0.18054400	$0.18715320

184	Semi Annual Report 2024

CION Ares Diversified Credit Fund

Additional Information

June 30, 2024 (Unaudited)

Proxy Information

The policies and procedures used to determine how to vote proxies relating to securities held by the Fund are available (1) without charge, upon request, by calling 1-877-855-3434, or (2) on the SEC’s website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 will be available on Form N-PX by August 31 of each year (1) without charge, upon request, by calling 1-877-855-3434, or (2) on the SEC’s website at http://www.sec.gov.

Portfolio Information

The Fund files its complete schedule of portfolio holdings for the first quarter and the third quarter of each fiscal year on SEC Form N-PORT. The Fund’s Form N-PORT reports are available (1) without charge, upon request, by calling 1-877-855-3434; or (2) on the SEC’s website at http://www.sec.gov.

Semi Annual Report 2024	185

CION Ares Diversified Credit Fund

Additional Information (continued)

June 30, 2024 (Unaudited)

Dividend Reinvestment Plan

The Fund operates under a dividend reinvestment plan, (the “DRIP”) administered by SS&C GIDS, Inc. (“SS&C GIDS”). Pursuant to the plan, the Fund’s distributions, net of any applicable U.S. withholding tax, are reinvested in the same class of shares of the Fund.

Shareholders automatically participate in the DRIP, unless and until an election is made to withdraw from the plan on behalf of such participating shareholder. A shareholder who does not wish to have distributions automatically reinvested may terminate participation in the DRIP at any time by written instructions to that effect to SS&C GIDS. Shareholders who elect not to participate in the DRIP will receive all distributions in cash paid to the shareholder of record (or, if the shares are held in street or other nominee name, then to such nominee). Such written instructions must be received by the SS&C GIDS 30 days prior to the record date of the distribution or the shareholder will receive such distribution in shares through the DRIP. Under the DRIP, the Fund’s distributions to shareholders are automatically reinvested in full and fractional shares as described below.

When the Fund declares a distribution, SS&C GIDS, on the shareholder’s behalf, will receive additional authorized shares from the Fund either newly issued or repurchased from shareholders by the Fund and held as treasury stock. The number of shares to be received when distributions are reinvested will be determined by dividing the amount of the distribution by the Fund’s net asset value per share.

SS&C GIDS will maintain all shareholder accounts and furnish written confirmations of all transactions in the accounts, including information needed by shareholders for personal and tax records. SS&C GIDS will hold shares in the account of the shareholders in non-certificated form in the name of the participant, and each shareholder’s proxy, if any, will include those shares purchased pursuant to the DRIP. Each participant, nevertheless, has the right to request certificates for whole and fractional shares owned. The Fund will issue certificates in its sole discretion. SS&C GIDS will distribute all proxy solicitation materials, if any, to participating shareholders.

In the case of shareholders, such as banks, brokers or nominees, that hold shares for others who are beneficial owners participating under the DRIP, SS&C GIDS will administer the DRIP on the basis of the number of shares certified from time to time by the record shareholder as representing the total amount of shares registered in the shareholder’s name and held for the account of beneficial owners participating under the DRIP.

Neither SS&C GIDS nor the Fund shall have any responsibility or liability beyond the exercise of ordinary care for any action taken or omitted pursuant to the DRIP, nor shall they have any duties, responsibilities or liabilities except such as expressly set forth herein. Neither shall they be liable hereunder for any act done in good faith or for any good faith omissions to act, including, without limitation, failure to terminate a participant’s account prior to receipt of written notice of his or her death or with respect to prices at which shares are purchased or sold for the participants account and the terms on which such purchases and sales are made, subject to applicable provisions of the federal securities laws.

The automatic reinvestment of dividends will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such dividends. The Fund reserves the right to amend or terminate the DRIP. There is no direct service charge to participants with regard to purchases under the DRIP; however, the Fund reserves the right to amend the DRIP to include a service charge payable by the participants.

All correspondence concerning the DRIP should be directed to SS&C GIDS at CION Ares Diversified Credit Fund c/o SS&C GIDS, Inc., P.O. Box 219422, Kansas City, MO 64121-9422. Certain transactions can be performed by calling the toll free number 888-729-4266.

186	Semi Annual Report 2024

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Additional Information (continued)

June 30, 2024 (Unaudited)

Plan of Distribution

ALPS Distributors, Inc. located at 1290 Broadway, Suite 1100, Denver, CO 80203, serves as the Fund’s principal underwriter and acts as the Distributor of the Fund’s shares on a best efforts basis, subject to various conditions. The Fund’s shares are offered for sale through the Distributor at net asset value plus the applicable sales load. The Distributor also may enter into agreements with financial intermediaries for the sale and servicing of the Fund’s shares. In reliance on Rule 415 of the Securities Act, the Fund intends to offer to sell an unlimited number of common shares, on a continual basis, through the Distributor. No arrangement has been made to place funds received in an escrow, trust or similar account. The Distributor is not required to sell any specific number or dollar amount of the Fund’s shares, but will use its best efforts to solicit orders for the purchase of the shares. Shares of the Fund will not be listed on any national securities exchange and the Distributor will not act as a market marker in Fund shares.

The Distributor has entered into a wholesale marketing agreement with CION Securities, a registered broker-dealer and an affiliate of CION. Pursuant to the terms of the wholesale marketing agreement, CION Securities will seek to market and otherwise promote the Fund through various wholesale distribution channels, including regional and independent retail broker-dealers and registered investment advisers.

CION Securities has also entered into a dealer manager agreement with the Fund pursuant to which CION Securities has agreed to provide certain marketing and wholesale services in consideration of its receipt of the dealer manager fee.

The Adviser or its affiliates, in the Adviser’s discretion and from their own resources, may pay additional compensation to financial intermediaries in connection with the sale of the Fund’s shares. In return for the additional compensation, the Fund may receive certain marketing advantages including access to a financial intermediaries’ registered representatives, placement on a list of investment options offered by a financial intermediary, or the ability to assist in training and educating the financial intermediaries. The additional compensation may differ among financial intermediaries in amount or in the manner of calculation: payments of additional compensation may be fixed dollar amounts, or based on the aggregate value of outstanding shares held by shareholders introduced by the financial intermediary, or determined in some other manner. The receipt of additional compensation by a selling financial intermediary may create potential conflicts of interest between an investor and its financial intermediary who is recommending the Fund over other potential investments. Additionally, the Fund pays a servicing fee to the financial intermediaries or financial institution for providing ongoing services in respect of clients holding shares of the Fund. Such services may include electronic processing of client orders, electronic fund transfers between clients and the Fund, account reconciliations with the Fund’s transfer agent, facilitation of electronic delivery to clients of Fund documentation, monitoring client accounts for back-up withholding and any other special tax reporting obligations, maintenance of books and records with respect to the foregoing, and such other information and ongoing liaison services as the Fund or the Adviser may reasonably request.

The Fund and the Adviser have agreed to indemnify the Distributor against certain liabilities, including liabilities under the Securities Act, or to contribute to payments the Distributor may be required to make because of any of those liabilities. Such agreement does not include indemnification of the Distributor against liability resulting from willful misfeasance, bad faith or negligence on the part of the Distributor in the performance of its duties or from reckless disregard by the Distributor of its obligations and duties under the Distribution Agreement.

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CION Ares Diversified Credit Fund

Additional Information (continued)

June 30, 2024 (Unaudited)

Investment Adviser

CION Ares Management, LLC

100 Park Avenue, 25th Floor,

New York, NY 10017

Administrator

ALPS Fund Services, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

Custodian

State Street Bank and Trust Company

One Congress Street

Boston, Massachusetts 02114

Transfer Agent and DRIP Administrator

SS&C GIDS, Inc.

333 W 11th Street

Kansas City, MO 64105

Distributor

ALPS Distributors, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

Independent Registered Public Accounting Firm

Ernst & Young LLP

725 S. Figueroa Street

Los Angeles, CA 90017

Fund Counsel

Willkie Farr & Gallagher LLP

787 Seventh Avenue

New York, New York 10019

188	Semi Annual Report 2024

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Additional Information (continued)

June 30, 2024 (Unaudited)

Privacy Notice

We are committed to maintaining the privacy of our shareholders and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information we collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, we will not receive any non-public personal information about shareholders of the common shares of the Fund, although certain of our shareholders’ non-public information may become available to us. The non-public personal information that we may receive falls into the following categories:

●	Information we receive from shareholders, whether we receive it orally, in writing or electronically. This includes shareholders’ communications to us concerning their investment;
●	Information about shareholders’ transactions and history with us; or
●	Other general information that we may obtain about shareholders, such as demographic and contact information such as address.
●	We do not disclose any non-public personal information about shareholders, except:
●	to our affiliates (such as our investment adviser) and their employees that have a legitimate business need for the information;
●	to our service providers (such as our administrator, accountants, attorneys, custodians, transfer agent, underwriter and proxy solicitors) and their employees as is necessary to service shareholder accounts or otherwise provide the applicable service;
●	to comply with court orders, subpoenas, lawful discovery requests, or other legal or regulatory requirements; or
●	as allowed or required by applicable law or regulation.

When the Fund shares non-public shareholder personal information referred to above, the information is made available for limited business purposes and under controlled circumstances designed to protect our shareholders’ privacy. The Fund does not permit use of shareholder information for any non-business or marketing purpose, nor does the Fund permit third parties to rent, sell, trade or otherwise release or disclose information to any other party.

The Fund’s service providers, such as their adviser, administrator, and transfer agent, are required to maintain physical, electronic, and procedural safeguards to protect shareholder nonpublic personal information; to prevent unauthorized access or use; and to dispose of such information when it is no longer required.

Personnel of affiliates may access shareholder information only for business purposes. The degree of access is based on the sensitivity of the information and on personnel need for the information to service a shareholder’s account or comply with legal requirements.

If a shareholder ceases to be a shareholder, we will adhere to the privacy policies and practices as described above. We may choose to modify our privacy policies at any time. Before we do so, we will notify shareholders and provide a description of our privacy policy.

In the event of a corporate change in control resulting from, for example, a sale to, or merger with, another entity, or in the event of a sale of assets, we reserve the right to transfer your non-public personal information to the new party in control or the party acquiring assets.

Semi Annual Report 2024	189

CION Ares Diversified Credit Fund

Additional Information (continued)

June 30, 2024 (Unaudited)

Board of Trustees and Executive Officers

Trustees

Information regarding the members of the Board is set forth below. The Trustees have been divided into two groups — Interested Trustees and Independent Trustees. As set forth in the Fund’s declaration of trust, each Trustee’s term of office shall continue until his or her death, resignation or removal.

Number of
Portfolios
in Fund
Complex
Overseen
		Term of Office	Principal	by Trustee
Name, Address(1)	Position(s) Held	and Length of	Occupation(s)	(including the	Other Directorships
and Year of Birth	with the Trust	Time Served	During Past 5 Years	Fund)(2)	Held by Trustee

Interested Trustees(3)
Mark Gatto	Trustee	2016	Co-Chief Executive	1	CION Investment
1972			Officer and Co-		Corporation; CION
			President, CION		Ares Management,
			Investment Group,		LLC
LLC and Co-Chief
Executive Officer,
CION Investment
Corporation;
Director, CION Ares
Management, LLC
Mitch Goldstein	Trustee	2016	Partner of Ares	2	Ares Strategic
1967			Management		Income Fund
Corporation; Co-
President, Ares
Capital Corporation;
Co-Chief Executive
Officer, Ares
Strategic Income
Fund
Michael A. Reisner	Trustee	2016	Co-Chief Executive	1	CION Investment
1970			Officer and Co-		Corporation; CION
			President, CION		Ares Management,
			Investment Group,		LLC
LLC and Co-Chief
Executive Officer,
CION Investment
Corporation;
Director, CION Ares
Management, LLC
David A. Sachs	Trustee and	2016	Partner of Ares	3	Terex Corporation;
1959	Chairman of the		Management		Ares Dynamic Credit
	Board		Corporation		Allocation Fund,
Inc.; Ares Private
Markets Fund; CION
Ares Management,
LLC

190	Semi Annual Report 2024

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Additional Information (continued)

June 30, 2024 (Unaudited)

Trustees

				Number of
				Portfolios
				in Fund
				Complex
				Overseen
		Term of Office	Principal	by Trustee
Name, Address(1)	Position(s) Held	and Length of	Occupation(s)	(including the	Other Directorships
and Year of Birth	with the Trust	Time Served	During Past 5 Years	Fund)(2)	Held by Trustee

Independent Trustees
Elaine Orr	Trustee	2022	Serves on various	2	Ares Dynamic Credit
1966			fund and pension		Allocation Fund,
			boards; from 2018		Inc.;
			to 2019, Senior
			Director of
			Philanthropy and
			Strategic
			Partnerships for the
			Robert Toigo
			Foundation
Jeffrey Perlowitz	Trustee	2020	Independent	1	PennyMac Financial
1956			Consultant; prior to		Services, Inc.
			2016, Managing
			Director, Citigroup,
			Inc.
John Joseph Shaw	Trustee	2016	Independent	2	Ares Dynamic Credit
1951			Consultant; prior to		Allocation Fund, Inc.
			2012, President,
			Los Angeles Rams
Bruce H. Spector	Trustee	2016	Independent	2	Ares Dynamic Credit
1942			Consultant; from		Allocation Fund, Inc.
			2007 to 2015,
			Senior Advisor,
			Apollo Global
			Management, LLC
			(private equity)
Mark R. Yosowitz	Trustee	2016	From 2014 to	1	None
1968			present, President,
			Mentored; from
			2014 to present,
			Adjunct Professor,
			Brooklyn Law
			School; from 2008
			to present, Senior
			Vice President,
			Corporate
			Development,
			ThinkEco Inc.

(1)	The address of each Trustee is care of the Corporate Secretary of the Fund at 1800 Avenue of the Stars, Suite 1400, Los Angeles, CA 90067.

(2)	The term “Fund Complex” means two or more registered investment companies that share the same investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies or hold themselves out to investors as related companies for the purpose of investment and investor services.

(3)	“Interested person,” as defined in the Investment Company Act, of the Fund. Mark Gatto, Mitch Goldstein, Michael Reisner and David Sachs are interested persons of the Fund due to their affiliation with the Adviser.

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CION Ares Diversified Credit Fund

Additional Information (continued)

June 30, 2024 (Unaudited)

Executive Officers

		Term of Office
Name, Address(1)	Position(s) Held	and Length of
and Year of Birth	with the Trust	Time Served	Principal Occupation(s) During Past 5 Years
John Atherton	Vice President and	2018	John Atherton is a Partner and General Counsel, Europe in the Ares
1981	Assistant Secretary		Legal Department. Prior to joining Ares in 2018, John Atherton was
			General Counsel, Private Investment Structures at Schroder Adveq.
Joshua Bloomstein	Vice President and	2016	Joshua Bloomstein serves as a Partner and General Counsel (Credit)
1973	Assistant Secretary		and Deputy General Counsel (Corporate) of Ares Management
			Corporation, where Joshua Bloomstein focuses on credit matters.
			Joshua Bloomstein is General Counsel, Vice President and Secretary
			of Ares Capital Corporation (“ARCC”), General Counsel and Secretary
			of Ares Strategic Income Fund (“ASIF”) and Vice President and
			Assistant Secretary of Ares Commercial Real Estate Corporation and
			of Ares Dynamic Credit Allocation Fund, Inc. (“ARDC”), a NYSE-listed,
			closed end fund managed by an affiliate of Ares. Joshua Bloomstein
			joined Ares in 2006.
Paul Cho	Vice President	2024	Paul Cho is a Managing Director and Chief Accounting Officer in the
1982			Ares Finance and Accounting Department. Paul Cho additionally
			serves as Chief Accounting Officer of ARCC and ASIF, and as a Vice
			President of ARDC. Paul Cho joined Ares in 2008.
Michael Dennis	Vice President	2017	Michael Dennis is a Partner and Co-Head of European Credit, in the
1976			Ares Credit Group. Michael Dennis serves on the Ares Executive
			Management Committee. Additionally, Michael Dennis serves as a
			member of the Ares Credit Group’s European Direct Lending and
			European Liquid Credit Investment Committees, and the Ares Asia
			Direct Lending (Australia) Investment Committee. Michael Dennis
			joined Ares in 2007.
Kevin Early	Vice President	2017	Kevin Early is a Partner, European Chief Financial Officer in the Ares
1971			Finance and Accounting Department. Kevin Early joined Ares in
			2012.
Anton Feingold	Vice President and	2016	Anton Feingold is a Partner and Associate General Counsel in the
1980	Assistant Secretary		Ares Legal Group and Assistant Secretary of Ares Management
			Corporation. Anton Feingold also serves as General Counsel, Vice
			President and Secretary of Ares Commercial Real Estate
			Corporation. Anton Feingold joined Ares in 2014.
Ian Fitzgerald	General Counsel	2019	Ian Fitzgerald is a Managing Director and Deputy General Counsel
1975	and Corporate		(Credit) in the Ares Legal Group, where Ian Fitzgerald focuses on
	Secretary		direct lending matters. Additionally, Ian Fitzgerald serves as General
	Vice President and	2017-2019	Counsel and Corporate Secretary of ARDC. Ian Fitzgerald also serves
	Assistant Secretary		as Vice President and Assistant Secretary of Ivy Hill Asset
			Management, L.P. (“IHAM”) and Vice President and Assistant
			Secretary of Ivy Hill Asset Management GP, LLC, IHAM’s General
			Partner. Ian Fitzgerald joined Ares in 2010.
Mark Gatto	Co-President and	2016	Mark Gatto is Co-Chief Executive Officer and Co-President of CION
1972	Co-Chief Executive		Investment Group, LLC as well as Co-Chief Executive Officer of CION
	Officer		Investment Corp. (“CIC”), a business development company focused
			on middle market loans. Mark Gatto serves on the investment
			committee of CIC. In addition, Mark Gatto is a Director of CION Ares
			Management, LLC. Mark Gatto joined CION in 1999.
Mitch Goldstein	Vice President	2016	Mitch Goldstein is a Partner and Co-Head of the Ares Credit Group
1967			and a member of the Executive Management Committee of Ares
			Management. Mitch Goldstein additionally serves as Co-President of
			ARCC and an interested trustee and Co-Chief Executive Officer of
			ASIF. Mitch Goldstein is a member of the Ares Credit Group’s U.S.
			Direct Lending, Commercial Finance, Pathfinder and the Ivy Hill Asset
			Management Investment Committees, the Ares Infrastructure Debt
			Investment Committee and the Ares Asia Direct Lending (Australia)
			Investment Committee. Mitch Goldstein joined Ares Management in
			2005.

192	Semi Annual Report 2024

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Additional Information (continued)

June 30, 2024 (Unaudited)

Executive Officers

		Term of Office
Name, Address(1)	Position(s) Held	and Length of
and Year of Birth	with the Trust	Time Served	Principal Occupation(s) During Past 5 Years
Blair Jacobson	Vice President	2017	Blair Jacobson is a Partner and Co-Head of European Credit in the
1972			Ares Credit Group and a member of the Executive Management
			Committee of Ares Management and the Ares Diversity, Equity and
			Inclusion Council. Blair Jacobson also serves on the boards of Ares
			Management Limited and Ares Management UK Limited. Additionally,
			Blair Jacobson serves on the Ares Credit Group’s European Direct
			Lending and European Liquid Credit Investment Committees, the
			Ares Secondaries Group’s Credit Investment Committee and the Ares
			Sports, Media and Entertainment Investment Committee. Blair
			Jacobson joined Ares in 2012.
Keith Kooper	Vice President and	2016	Keith Kooper is a Partner and Co-General Counsel (Real Estate) in
1975	Assistant Secretary		the Ares Legal Group. Keith Kooper also serves as Vice President
			and Assistant Secretary of Ares Commercial Real Estate
			Corporation. Keith Kooper joined Ares in 2013.
Angela Lee	Vice President	2024	Angela Lee is a Managing Director in the Ares Finance and
1986			Accounting Department. Angela Lee additionally serves as Vice
			President and Assistant Treasurer of ARCC and ASIF, and as a Vice
			President of ARDC. Angela Lee joined Ares in 2010.
Scott Lem	Chief Financial	2019	Scott Lem is a Partner and Chief Financial Officer of the Public Credit
1977	Officer		Funds in the Ares Finance and Accounting Department. Scott Lem
	Treasurer	2024	additionally serves as Chief Financial Officer and Treasurer of ARCC,
			ASIF and ARDC. Scott Lem joined Ares in 2003.
Greg Margolies	Vice President	2016	Greg Margolies is a Partner in the Ares Credit Group. Additionally,
1966			Greg Margolies serves as a member of the Ares Credit Group’s
			Opportunistic Credit Investment Committees and is on the Board of
			Directors of the Ares Charitable Foundation. Greg Margolies joined
			Ares in 2009.
Lisa Morgan	Chief Compliance	2021	Lisa Morgan is a Partner and Chief Compliance Officer, Registered
1976	Officer and Anti-		Products in the Ares Compliance Group. Lisa Morgan also serves as
	Money Laundering		the Chief Compliance Officer of ARCC, Ares Private Markets Fund
	Officer		(“APMF”), ASIF and ARDC. Lisa Morgan joined Ares in 2017.
Michael Reisner	Co-President and	2016	Michael Reisner is Co-Chief Executive Officer and Co-President of
1970	Co-Chief Executive		CION Investment Group, LLC as well as Co-Chief Executive Officer of
	Officer		CIC, a business development company focused on middle market
			loans. Michael Reisner serves on the investment committee of CIC.
			In addition, Michael Reisner is a Director of CION Ares Management,
			LLC. Michael Reisner joined CION in 2001.
Naseem Sagati	Vice President and	2019	Naseem Sagati Aghili is a Partner, General Counsel and Corporate
Aghili	Assistant Secretary		Secretary of Ares Management. Naseem Sagati Aghili is a Partner in
1981			and Head of the Ares Legal Group and additionally serves on the
			Ares Executive Management Committee, Enterprise Risk Committee
			and the Ares Diversity, Equity and Inclusion Council. Naseem Sagati
			Aghili also serves as a Vice President of ARCC, ASIF, ARDC and
			APMF. Prior to being named the firm’s General Counsel in 2020,
			Naseem Sagati Aghili served in a variety of roles at Ares
			Management, including most recently as Co-General Counsel, Deputy
			General Counsel and General Counsel of Private Equity. Naseem
			Sagati Aghili joined Ares in 2009.
Gregg Schill	Vice President	2016	Gregg Schill is Senior Managing Director of CION Investment Group,
1981			LLC. Prior to this, Gregg Schill served as Managing Director since
			2012. Gregg Schill joined CION in 2001.

Semi Annual Report 2024	193

CION Ares Diversified Credit Fund

Additional Information (continued)

June 30, 2024 (Unaudited)

Executive Officers

Term of Office
Name, Address(1)	Position(s) Held	and Length of
and Year of Birth	with the Trust	Time Served	Principal Occupation(s) During Past 5 Years
Michael Smith	Vice President	2024	Michael Smith is a Partner and Co-Head of the Ares Global Credit
1971			Group and a member of the Executive Management Committee of
Ares Management. Michael Smith additionally serves as Director of
ARCC, an interested trustee and Co-Chief Executive Officer of ASIF.
Michael Smith is a member of the Ares Credit Group's U.S. Direct
Lending, Opportunistic Credit and Commercial Finance Investment
Committees, the Ivy Hill Asset Management Investment Committee,
the Ares Secondaries Group's Private Equity Investment Committee,
and the Ares Infrastructure Group's Infrastructure Opportunities,
Climate Infrastructure Partners and Infrastructure Debt Investment
Committees. Michael Smith joined Ares in 2004.

(1)	The address of each officer is care of the Corporate Secretary of the Fund at 1800 Avenue of the Stars, Suite 1400, Los Angeles, CA 90067.

The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request. Shareholders may call 888-729-4266 to request the SAI.

194	Semi Annual Report 2024

CION Ares Diversified Credit Fund

Additional Information (continued)

June 30, 2024 (Unaudited)

Approval of Investment Advisory Agreement and Investment Sub-Advisory Agreement

The Board of Trustees (the “Board”) of CION Ares Diversified Credit Fund (the “Fund”), a majority of whom are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Fund (the “Independent Trustees”), renewed the Third Amended and Restated Investment Advisory Agreement between the Fund and CION Ares Management LLC (the “Adviser”) and the Investment Sub-Advisory Agreement by and among the Adviser, Ares Capital Management II LLC (the “Sub-Adviser”) and the Fund (the “Agreements”) at a meeting held on May 21, 2024 (the “Meeting”).

The Fund’s Board has the responsibility under the 1940 Act to consider the renewal of the Fund’s Agreements on an annual basis called for the purpose of voting on such renewal. In addition, the Fund’s Board generally receives, reviews and evaluates information concerning the services and personnel of the Adviser and the Sub-Adviser (together the “Advisers”) and their affiliates at quarterly meetings of the Board. While particular emphasis might be placed on information concerning the Fund’s investment performance, comparability of fees, total expenses and profitability at any meeting at which a renewal of the Agreements is considered, the process of evaluating the Advisers’ and the Fund’s investment advisory and administrative arrangements is an ongoing one.

In connection with the renewal of the Agreements, the Independent Trustees met with their independent counsel in executive session. Counsel to the Independent Trustees reviewed with the Independent Trustees a memorandum outlining the legal duties of the Board under the 1940 Act and applicable state law and discussed the factors outlined by the federal courts as relevant to a board’s consideration of the approval of an investment advisory agreement.

In considering whether to renew the Agreements, the Fund’s Board reviewed certain information provided to the Board by the Advisers in advance of the Meeting, and supplemented orally at the Meeting, including, among other things, information concerning the services rendered to the Fund by the Advisers, comparative fee, expense and performance information, and other reports of and presentations by representatives of the Sub-Adviser concerning the Fund’s and Advisers’ operations, compliance programs and risk management. The Board also reviewed a report prepared by Broadridge, an independent third-party data provider, that included comparative fee and performance information showing the Fund’s performance for various periods ended December 31, 2023 and expenses as compared to the performance and expenses of a group of leveraged, closed-end interval funds (“Peer Group”) as selected by Broadridge.

In determining whether to renew the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Trustee may have attributed different weights to the factors considered.

(a)            The nature, extent and quality of services to be provided by the Advisers — With respect to the nature, extent and quality of services to be provided by the Advisers, the Board reviewed the information regarding the types of services to be provided under the Agreements and information describing the Advisers’ organization and business, including the quality of the investment research capabilities of the Advisers and the other resources dedicated to performing services for the Fund. The Board noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Advisers involved with the Fund, including the portfolio management team’s expertise in managing securities in which the Fund invests, the integrated platforms of the Advisers and their affiliates and the benefits, resources and opportunities of the platforms that the Advisers are able to access. Fund management discussed the size and experience of the Advisers’ staff, the experience of their key personnel in providing investment management services, including the members of the Sub-Adviser’s allocation committee, the systems used by the Advisers’ personnel and the ability of the Advisers to attract and retain capable personnel. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, was also considered. The Board also noted the reputation and track record of the Advisers’ organizations as leading managers of credit assets.

(b)            Investment performance of the Fund and the Advisers — With respect to investment performance of the Fund and the Advisers, the Board reviewed statistical information concerning the Fund’s investment performance in relation to its stated objective, as well as comparative data with respect to the performance of the Fund’s Peer Group. Representatives of the Advisers reviewed with the Board the Fund’s performance. In connection with its review, the Board discussed the results of the performance comparisons with the Peer Group. The Board noted that the Fund’s total return performance, on a net asset value basis, had outperformed the median return of the Peer Group in each of the 1-, 2- and 3-year periods ended December 31, 2023.

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CION Ares Diversified Credit Fund

Additional Information (continued)

June 30, 2024 (Unaudited)

(c)            Cost of the services to be provided and profits to be realized by the Advisers from the relationship with the Fund — The Board considered information about the profitability of the Fund to the Advisers, as well as the costs of services provided by the Advisers to the Fund. The Board received and reviewed information relating to the financial condition of the Advisers and their affiliates. Representatives of the Advisers reviewed the expenses allocated and profit received by the Advisers and their affiliates and the resulting profitability percentage for managing the Fund and the method used to determine the expenses and profit.

The Board also considered that the Adviser pays the Sub-Adviser a portion of its advisory fee as compensation for the sub-advisory services.

(d)            Economies of scale and whether fee levels reflect these economies of scale — The Board considered the extent to which economies of scale are expected to be realized and whether fee levels reflect these economies of scale. The Trustees noted that the direct origination strategies used by the Fund have limited scalability and require additional resources as assets grow due to the need to originate new loans in which to invest. The Trustees noted the possibility of economies of scale related to non-advisory services that may inure to the benefit of the Fund.

(e)             Comparison of services to be rendered and fees to be paid to those under other investment advisory contracts, such as contracts of the same and other investment adviser or other clients — In evaluating the management fees and expenses, the Board considered the Fund’s management fees and the Fund’s expense ratios in absolute terms and as compared with the fees and expenses of the Peer Group. Based upon the comparative fee information provided, the Board noted that the Fund’s contractual management fees were generally in line with the median of the Peer Group, although the Fund’s total expenses exceeded the Peer Group median. The Board considered that the Agreements provide that the Advisers may earn an incentive fee and, to the extent the fee is earned and paid, would result in a higher rate of total compensation from the Fund to the Advisers than the base-management fee rate stated in the Agreements. In addition, the Board also noted the reputation and track record of the Advisers’ organization as leading managers of credit assets.

In discussing the Fund’s management fees and expenses, representatives of the Advisers noted, among other things, that the Advisers believe the management fees and expenses are reasonable when compared to, and are consistent with, other similar funds and portfolios, particularly in light of the Fund’s performance. Representatives of the Advisers also noted that the Fund’s investment strategy of investing in a portfolio of directly originated loans, secured floating and fixed rate syndicated loans, corporate bonds, asset-backed securities, commercial real estate loans and other types of credit instruments requires additional expertise and expense related to trade support, pricing and valuation, marketing, investor education and regulatory monitoring.

(f)             Benefits derived or to be derived by the Advisers from their relationship with the Fund — The Board also considered the extent to which benefits other than the fees and reimbursement amounts might accrue to the Advisers and their affiliates from their relationships with the Fund. The Board noted in this regard that, while certain funds and accounts managed by the Advisers may engage from time to time in cross trade and co-investment transactions with the Fund as permitted by the 1940 Act, neither the Adviser or its affiliate execute portfolio transactions on behalf of the Fund, and that the Sub-Adviser had confirmed that the Fund does not obtain research (or “Soft Dollars”) from trades made on behalf of the Fund. However, the Board recognized that the Advisers might derive reputational and other benefits from their association with the Fund, including access to a different investor base than historically serviced by the Sub-Advisor and its affiliates.

Conclusion

At the conclusion of these discussions, the Board agreed that it had been furnished with information sufficiently responsive to allow it to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations at the Meeting, and in reliance on information received on a routine and regular basis through the year relating to the operations of the Fund and the investment management and other services provided under the Agreements, the Board, including the Independent Trustees, supported the approval of the renewal of the Agreements for an additional one-year period ending May 22, 2025.

196	Semi Annual Report 2024

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for this filing.

Item 3. Audit Committee Financial Expert.

Not applicable for this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable for this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable for this filing.

Item 6. Investments.

(a)            Schedule of Investments is included as part of Item 1 of this Form N-CSR.

(b)            Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

A statement regarding the basis for approval of the Fund’s investment advisory and sub-advisory contracts is included as part of the Report to Stockholders filed under Item 1 of this report.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Investment Companies.

Not applicable for this filing.

Item 13.  Portfolio Managers of Closed-End Management Investment Companies.

(a)(1)  Not applicable for this filing.

(a)(2)  Not applicable for this filing.

(a)(3)  Not applicable for this filing.

(a)(4)  Not applicable for this filing.

(b)  There have been no changes, as of the date of this filing, to the portfolio managers identified in the most recently filed annual report on Form N-CSR (811-23165) for CION Ares Diversified Credit Fund (the “Fund”).

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

None during the period covered by this Form N-CSR filing pursuant to a plan or program.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Trustees during the period covered by this Form N-CSR filing.

Item 16. Controls and Procedures.

(a)	The Fund’s principal executive and principal financial officers have concluded that the Fund’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of this Form N-CSR based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the 1934 Act, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Fund’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable.

(b)	Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)            Not applicable.

(b)            Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable for this filing.

(a)(2)	Not applicable for this filing.

(a)(3)	The certifications required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	The certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)) and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Fund has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CION ARES DIVERSIFIED CREDIT FUND

By:	/s/ Michael A. Reisner
Michael A. Reisner
Co-President and Chief Executive Officer
Date:	September 5, 2024

By:	/s/ Mark Gatto
Mark Gatto
Co-President and Chief Executive Officer
Date:	September 5, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Fund and in the capacities and on the dates indicated.

By:	/s/ Michael A. Reisner
Michael A. Reisner
Co-President and Co-Chief Executive Officer
Date:	September 5, 2024

By:	/s/ Mark Gatto
Mark Gatto
Co-President and Co-Chief Executive Officer
Date:	September 5, 2024

By:	/s/ Scott C. Lem
Scott C. Lem
Chief Financial Officer
Date:	September 5, 2024